Filed with the Securities and Exchange Commission on April 13, 2017
REGISTRATION NO. 333-121693
INVESTMENT COMPANY ACT NO. 811-09327
===============================================================================================
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
-----------------
FORM N-4
-----------------
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 13
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 157
-----------------
ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(Exact Name of Registrant)
ALLSTATE LIFE INSURANCE COMPANY
(Name of Depositor)

3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(847) 402-5000
(Address and telephone number of Depositor's principal executive offices)
-----------------
ANGELA FONTANA
DIRECTOR, VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
ALLSTATE LIFE INSURANCE COMPANY
3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(Name and address of agent for service)
COPIES TO:
ALLEN R. REED
VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
ALLSTATE DISTRIBUTORS, LLC
3075 SANDERS ROAD
NORTHBROOK, IL 60062-7127
Approximate Date of Proposed Sale to the Public: Continuous
-----------------
It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2017 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.
===============================================================================================

AIM Lifetime PlusSM II Variable Annuity
Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax Number: 1-785-228-4584
Prospectus dated May 1, 2017

Allstate Life Insurance Company (“Allstate Life”) issues the AIM Lifetime PlusSM II Variable Annuity, an individual and group flexible premium deferred variable annuity contract (“Contract”). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.
This prospectus is for informational or educational purposes. It is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. In providing these materials Allstate Life Insurance Company is not acting as a fiduciary as defined by any applicable laws and regulations. Please consult with a qualified investment professional if you wish to obtain investment advice.
Allstate Life is no longer offering new Contracts.
The Contract currently offers various investment alternatives (“Investment Alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”) and variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisors Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of one of the following funds (“Funds”) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I shares):

Invesco V.I. Equity and Income Portfolio– Series I
Invesco V.I. Value Opportunities Fund – Series I
Invesco V.I. Mid Cap Growth Fund – Series I
Invesco V.I. Core Equity Fund – Series I
Invesco V.I. Core Plus Bond Fund – Series I
Invesco V.I. Government Securities Fund – Series I

Invesco V.I. High Yield Fund – Series I
Invesco V.I. International Growth Fund – Series I
Invesco V.I. American Franchise Fund – Series I
Invesco V.I. Mid Cap Core Equity Fund – Series I
Invesco V.I. Government Money Market Fund – Series I
Invesco V.I. Technology Fund – Series I
Invesco V.I. Managed Volatility Fund – Series I

We (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2017, with the Securities and Exchange Commission (“SEC”). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. The contents of the Statement of Additional Information are described below – see Table of Contents. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC’s Web site.

IMPORTANT NOTICES
The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits or obligations of, or guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

The Contracts are not FDIC insured.

We are no longer offering the Contracts for sale.

LIF2-PRO-2

(i)

Glossary of Terms

Accumulation Phase: The period begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.
Accumulation Unit: A unit of measurement used to calculate the value of your investment in the Variable Sub-Accounts during the Accumulation Phase.
Accumulation Unit Value: The separate value for each Variable Sub-Account’s Accumulation Unit. Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Allstate Life (“we”): The issuer of the AIM Lifetime Plus SM II Variable Annuity, an individual and group flexible premium deferred variable annuity contract (“Contract”).
Annuitant: The individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application to purchase the Contract.
Automatic Additions Program: A program that may enable you to make subsequent purchase payments of at least $100 ($500 for allocation to the Fixed Account Options) by automatically transferring money from your bank account.
Automatic Fund Rebalancing Program: A program, during the Accumulation Phase, where we automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations.
Beneficiary(ies): The person(s), who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. You may name one or more Beneficiaries when you apply for a Contract. You may name one or more contingent Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us unless you have designated an irrevocable Beneficiary.

•	Primary Beneficiary: the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your contract.

•
Contingent Beneficiary: The person selected by the Contract owner who will receive any death benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract owner.

Cancellation Period: The time during which you have the right to cancel your Contract, generally within 20 days of receipt or any longer period as your state may require.
Contracti: The AIM Lifetime Plus SM II Variable Annuity, an individual and group flexible premium deferred variable annuity contract between you, the Contract owner, and Allstate Life, a life insurance company.
Contract Anniversary: Each twelve-month period from that date of your Contract’s Issue Date.
Contract Owner: The person or entity who may exercise all of the rights and privileges provided by the Contract.
Contract Value: On the Issue Date, your Contract Value is equal to your initial Purchase Payment. Thereafter your Contract Value at anytime during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
Contract Year: The period of time measured from the date we issue your Contract or a “Contract Anniversary.”
Death Benefit Anniversary: Every 7th Contract Anniversary beginning during the Accumulation Phase. For example, the 7th, 14th and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.
Dollar Cost Averaging Program: A program that automatically transfers dollar cost averaging prior to the Payout Start Date by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation.
Due Proof of Death: Documentation needed when there is a claim for distribution on death. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
i In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

1

Enhanced Death Benefit Rider: An option available that provides for the greatest of the base death benefits available under the Contract and, depending on the option you select, either: (a) an enhanced death benefit that captures your highest Contract Value on each Contract Anniversary; or (b) an enhanced death benefit that accumulates your Purchase Payments at a daily rate equivalent to 5% per year, both adjusted for withdrawals and subject to the terms of the benefit. The enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.
Enhanced Death and Income Benefit Combination Rider: The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is the same as that described above under "Enhanced Death Benefit Rider." The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to what the value of the enhanced death benefit would be on the Payout Start Date, but this may vary in some states.
Fixed Account Options: The Fixed Account consists of our general assets other than those in segregated asset accounts. You may allocate all or a portion of your Purchase Payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 Dollar Cost Averaging Options and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states.
Free Withdrawal Amount: During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year without paying the charge. Unused portions of this 15% “Free Withdrawal Amount” are not carried forward to future Contract Years.
Funds: Each Variable Sub-Account invests exclusively in shares of one of the following funds (“Funds”) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I shares):
Invesco V.I. Equity and Income Portfolio – Series I
Invesco V.I. Value Opportunities Fund – Series I
Invesco V.I. Mid Cap Growth Fund – Series I
Invesco V.I. Core Equity Fund – Series I
Invesco V.I. Core Plus Bond Fund – Series I
Invesco V.I. Government Securities Fund – Series I
Invesco V.I. High Yield Fund – Series I
Invesco V.I. International Growth Fund – Series I
Invesco V.I. American Franchise Fund – Series I
Invesco V.I. Mid Cap Core Equity Fund – Series I
Invesco V.I. Government Money Market Fund – Series I
Invesco V.I. Technology Fund – Series I
Invesco V.I. Managed Volatility Fund – Series I
Guarantee Periods: The period of time during which each payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee. The Guarantee Periods may not be available in your state.
Income Plan: A series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
Investment Alternatives: Variable Sub-Accounts offered under the Contract that invest in the shares of a corresponding Fund.
Issue Date: The date we issue your Contract.
Market Value Adjustment: We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. The Market Value Adjustment may be positive or negative, depending on changes in interest rates.
Payout Phase: The period of time that begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
Payout Start Date: The day that we apply your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, to an Income Plan. The Payout Start Date must be no later than the Annuitant’s 90th birthday, or the 10th Contract Anniversary, if later.
Right to Cancel: Your ability to cancel your Contract within 20 days of receipt or any longer period as your state may require (“Cancellation Period”). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account.

2

Settlement Value: The amount payable on a full withdrawal of Contract Value on the date we determine the death benefit.
Systematic Withdrawal Program: The option to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date.
Tax qualified contracts: Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral.
Valuation Date: Another term for “business day,” which refers to each day Monday through Friday that the New York Stock Exchange is open for business.
Variable Account: A segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. The Variable Account consists of multiple Variable Sub- Accounts, each of which is available under the Contract.
Variable Sub-Account: An investment in the shares of corresponding funds.

3

The Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments
We are no longer offering new Contracts. You can add to your Contract as often and as much as you like, but each payment must be at least $500 ($100 for automatic purchase payments to the variable investment options). You must maintain a minimum account size of $1,000.

Right to Cancel
You may cancel your Contract within 20 days of receipt or any longer period as your state may require (“Cancellation Period”). Upon cancellation we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account. The adjustment will reflect the deduction of mortality and expense risk charges and administrative expense charges. The amount you receive will be less applicable federal and state income tax withholding.

Expenses
You will bear the following expenses:

Total Variable Account annual fees equal to 1.10% of average daily net assets (1.30% if you select the Enhanced Death Benefit Rider; 1.50% if you select the Enhanced Death and Income Benefit Combination Rider (available with Contracts issued before July 27, 2000); and 1.60% if you select the Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)).

• Annual contract maintenance charge of $35 (with certain exceptions)

• Withdrawal Charges ranging from 0% to 7% of payment withdrawn (with certain exceptions)

• Transfer fee of $10 after 12th transfer in any Contract Year (fee currently waived)

• State premium tax (if your state imposes one)

In addition, each Fund pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.

Investment Alternatives
The Contract offers various investment alternatives including:

• Fixed Account Options (which credit interest at rates we guarantee)

• Variable Sub-Accounts investing in Funds offering professional money management by Invesco Advisers, Inc.

To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-457-7617.

Special Services	For your convenience, we offer these special services: • Automatic Fund Rebalancing Program • Automatic Additions Program • Dollar Cost Averaging Program • Systematic Withdrawal Program
Income Payments
You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

• life income with guaranteed payments

• a joint and survivor life income with guaranteed payments

• guaranteed payments for a specified period (5 to 30 years)

Death Benefits
If you or the Annuitant (if the Contract is owned by a non-living person) die before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer an Enhanced Death Benefit Rider and an Enhanced Death and Income Benefit Combination Rider.

4

Transfers
Before the Payout Start Date, you may transfer your Contract value (“Contract Value”) among the investment alternatives, with certain restrictions.

We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each “Contract Year,” which we measure from the date we issue your contract or a Contract anniversary (“Contract Anniversary”).

Withdrawals
You may withdraw some or all of your Contract Value at anytime during the Accumulation Phase. Full or partial withdrawals are available under limited circumstances on or after the Payout Start Date.

In general, you must withdraw at least $50 at a time ($1,000 for withdrawals made during the Payout Phase). Withdrawals in the Payout Phase are only available if the Payout Option is a Variable Income Payment using Guaranteed Payments for a Specified Period. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. In a Tax Qualified Contract, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and Market Value Adjustment also may apply.

How the Contract Works

The Contract basically works in two ways. First, the Contract can help you (we assume you are the Contract Owner) save for retirement because you can invest in up to 16 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.
Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described in the “Income Payment” section of this prospectus. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
The timeline below illustrates how you might use your Contract.

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner, or if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contract.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See “Death Benefits.”
Please call us at 1-800-457-7617 if you have any questions about how the Contract works.

5

Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses,” below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.
Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of purchase payments) *

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn	0	1	2	3	4	5	6	7+
Applicable Charge	7%	7%	6%	6%	5%	4%	3%	0%
Annual Contract Maintenance Charge	$35.00**
Transfer Fee	$10.00***
* Each Contract Year, you may withdraw up to 15% of the Contract Value as of the beginning of the Contract Year without incurring a withdrawal charge or Market Value Adjustment.
** We will waive this charge in certain cases. See “Expenses.”
*** Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We are currently waiving the transfer fee.
Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)
Basic Contract

Mortality and Expense Risk Charge	1.00%
Administrative Expense Charge	0.10%
Total Variable Account Annual Expense	1.10%
With Enhanced Death Benefit Rider

Mortality and Expense Risk Charge	1.20%
Administrative Expense Charge	0.10%
Total Variable Account Annual Expense	1.30%
With Enhanced Death and Income Benefit Rider*

Mortality and Expense Risk Charge	1.40%
Administrative Expense Charge	0.10%
Total Variable Account Annual Expense	1.50%
With Enhanced Death and Income Benefit Rider II**

Mortality and Expense Risk Charge	1.50%
Administrative Expense Charge	0.10%
Total Variable Account Annual Expense	1.60%
* For contracts issued before July 27, 2000.
** For contracts issued on or after July 27, 2000.
Fund Annual Expenses
(as a percentage of Fund average daily net assets) (1)
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Funds may have agreed to waive their fees and/or reimburse Fund expenses in order to keep the Funds’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund’s fees and expenses appears in the prospectus for each Fund.

6

ANNUAL FUND EXPENSES

	Minimum	Maximum
Total Annual Fund Operating Expenses (1) (expenses that are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.31%	1.74%
(1)    Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2016.
EXPENSE EXAMPLE
These examples are intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

•	invested $10,000 in the Contract for the time periods indicated,

•	earned a 5% annual return on your investment, and

•	elect the Enhanced Death and Income Benefit Combination Rider II, which has the maximum optional benefit charge.

•	allocate all of your Account Value to the sub-Account with the Maximum Total Annual Fund Operating Expenses as listed in the Expense Table, and these remain the same each year. *
The examples also assume:

•	No tax charge applies.

•	For each charge, we deduct the maximum charge rather than current charge.

•	You make no transfers, or other transactions for which we charge a fee.
Amounts shown in the examples are rounded to the nearest dollar.

*	Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

	Assuming Maximum Total Annual Fund Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,075	$1,737	$2,416	$3,937
If you annuitize your annuity at the end of the applicable time period:	$375	$1,137	$1,916	$3,937
If you do not surrender your annuity:	$375	$1,137	$1,916	$3,937
Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain a fuller picture of each Variable Sub-Account’s finances, please refer to the Variable Account’s financial statements contained in the Statement of Additional Information.

7

The financial statements of Allstate Life and Allstate Financial Advisors Separate Account I also appear in the Statement of Additional Information. For a free copy of the Statement of Additional Information, please write or call us at 1-800- 457-7617.

The Contract

CONTRACT OWNER
The AIM Lifetime PlusSM II Variable Annuity is a contract between you (the Contract Owner) and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•	the investment alternatives during the Accumulation and Payout Phases,

•	the amount and timing of your Purchase Payments and withdrawals,

•	the programs you want to use to invest or withdraw money,

•	the income payment plan you want to use to receive retirement income,

•	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•	the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or Annuitant dies, and

•	any other rights that the Contract provides.
If you die, any surviving Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.
The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a Grantor Trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section. The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application to purchase the Contract.
Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under certain retirement plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.
The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, (“Code”) may limit or modify your rights and privileges under the Contract.
ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application to purchase the Contract. The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application to purchase the Contract. If the Contract Owner is a living person, you may change the Annuitant prior to the Payout Start Date. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

•	the youngest Contract Owner if living, otherwise

•	the youngest Beneficiary.
BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. (See section titled “Death Benefits” for details.) If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.
You may name one or more Beneficiaries when you apply for a Contract. You may also name one or more contingent Beneficiaries who will receive any death benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract Owner. You may change or add Beneficiaries at any time by writing to us unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as

8

to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.
If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

•	your spouse or, if he or she is no longer alive,

•	your surviving children equally, or if you have no surviving children,

•	your estate.
If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal amounts to the surviving Beneficiaries.
You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.
MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.
ASSIGNMENT
No Owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the Assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.
Purchases

MINIMUM PURCHASE PAYMENTS
Your initial Purchase Payment must be at least $5,000 ($2,000 for a Tax Qualified Contract). All subsequent Purchase Payments must be $500 or more. The maximum Purchase Payment is $2,000,000 without prior approval. We reserve the right to reduce the minimum Purchase Payment and to change the maximum Purchase Payment. You may make Purchase Payments of at least $500 at any time prior to the Payout Start Date. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.
MINIMUM AND MAXIMUM ALLOWABLE AGE
You can purchase a Contract if, as of the date we receive the completed application you are between your state’s age of majority and 90. If the Owner is a non-living person, then the Annuitant must be between the ages of 0 and 90, as of the date we receive the completed application.
AUTOMATIC ADDITIONS PROGRAM
You may make additional Purchase Payments of at least $100 ($500 for allocation to the Fixed Account Options) by automatically transferring money from your bank account. Please consult with your sales representative for detailed information.
ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your Purchase Payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the Investment Alternatives.
We will allocate your Purchase Payments to the Investment Alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent Purchase Payments according to the allocation for the previous Purchase Payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

9

We will credit the initial Purchase Payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center. (Mailing address: P.O. Box 758566, Topeka, KS 66675-8566). If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial Purchase Payment to your Contract within that 5 business day period. If you do not, we will return your Purchase Payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent Purchase Payments to the Contract at the close of the business day on which we receive the Purchase Payment at our service center.
We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your Purchase Payment after 3 p.m. Central Time on any Valuation Date, we will credit your Purchase Payment using the Accumulation Unit Values computed on the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.
With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.
RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20-day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this “Right to Cancel,” the Contract terminates and we will pay you the full amount of your Purchase Payments allocated to the Fixed Account. We also will return your Purchase Payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss and applicable charges that occurred from the date of allocation through the date of cancellation. The amount you receive will be less applicable federal and state income tax withholding. Some states may require us to return a greater amount to you. If your Contract is an IRA qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.
Contract Value

On the Issue Date, your Contract Value is equal to your initial Purchase Payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the Purchase Payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 Purchase Payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.
ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

•	changes in the share price of the Fund in which the Variable Sub-Account invests, and

•	the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge
We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider, and the Enhanced Death and Income Benefit Combination Rider II described in the “Death Benefits” section of this prospectus.
You should refer to the prospectus for the Funds for a description of how the assets of each Fund are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

10

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to up to 13 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.
For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Account to which you allocate your Purchase payment. The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice. You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617. Invesco Advisers, Inc. serves as the investment advisor to each Fund.

Series I shares:		Investment Advisor
Invesco V.I. Equity and Income Portfolio – Series I	Capital appreciation and current income	Invesco Advisers, Inc.*
Invesco V.I. Value Opportunities Fund – Series I (1)	Long-term growth of capital
Invesco V.I. Mid Cap Growth Fund – Series I	To seek capital growth
Invesco V.I. Core Equity Fund – Series I (3)	Long-term growth of capital
Invesco V.I. Core Plus Bond Fund – Series I	Total return, comprised of current income and capital appreciation
Invesco V.I. Government Securities Fund – Series I	Total return, comprised of current income and capital appreciation
Invesco V.I. High Yield Fund – Series I	Total return, comprised of current income and capital appreciation
Invesco V.I. International Growth Fund – Series I	Long-term growth of capital
Invesco V.I. American Franchise Fund – Series I	Capital growth
Invesco V.I. Mid Cap Core Equity Fund – Series I (2)	Long-term growth of capital
Invesco V.I. Government Money Market Fund – Series I	Provide current income consistent with the preservation of capital and liquidity
Invesco V.I. Technology Fund – Series I	Long-term growth of capital
Invesco V.I. Managed Volatility Fund – Series I	Both capital appreciation and current income while managing portfolio volatility

(1)
Effective August 19, 2011, the Invesco V.I. Value Opportunities – Series I Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(2)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series I Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(3)
Effective December 23, 2016, the Invesco V.I. Core Equity Fund – Series I Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

*    The investment objective(s) of each Sub-Account may be changed by the Fund’s Board of Directors without shareholder approval.
 Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

11

Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your Purchase Payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 Dollar Cost Averaging Options and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.
DOLLAR COST AVERAGING OPTIONS
You may establish a Dollar Cost Averaging Program, as described in the “Transfers” section of this prospectus, by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.
You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal monthly installments beginning within 30 days of allocation. The number of monthly installments must be no more than 6 for the 6 Month Dollar Cost Averaging Option, and no more than 12 for the 12 Month Dollar Cost Averaging Option.
If we do not receive allocation instructions from you within one month of the date of the payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the Purchase Payment is made.
At the end of the applicable transfer period, any nominal amounts remaining in the Dollar Cost Averaging Option will be allocated to the Money Market Variable Sub-Account.
Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.
You may not transfer funds from other Investment Alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state.
GUARANTEE PERIODS
Each payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.
You select a Guarantee Period for each purchase or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment, if available. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option. Each Purchase Payment or transfer allocated to a Guarantee Period must be at least $500.
The Guarantee Periods may not be available in your state.
INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.
We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your sales representative or Allstate Life at 1-800-457-7617. The interest rates we credit will never be less than the minimum guaranteed rate stated in the Contract.

12

HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to this Option would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment	$10,000
Guarantee Period	5 years
Annual Interest Rate	4.50%

	End of Contract Year
	Year 1	Year 2	Year 3	Year 4	Year 5
Beginning Contract Value	$10,000.00
× (1 + Annual Interest Rate)	× 1.045
	$10,450.00
Contract Value at end of Contract Year		$10,450.00
× (1 + Annual Interest Rate)		× 1.045
		$10,920.25
Contract Value at end of Contract Year			$10,920.25
× (1 + Annual Interest Rate)			× 1.045
			$11,411.66
Contract Value at end of Contract Year				$11,411.66
× (1 + Annual Interest Rate)				× 1.045
				$11,925.19
Contract Value at end of Contract Year					$11,925.19
× (1 + Annual Interest Rate)					× 1.045
					$12,461.82
Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82-$10,000)
This example assumes no withdrawals during the entire 5-year Guarantee Period. If you were to make a partial withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict current or future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract, if any.
Renewals.     Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1)
Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expired Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2)
Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3)
Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4)
Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay income taxes, premium taxes, and be subject to withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

13

Market Value Adjustment.    All withdrawals in excess of the Free Withdrawal Amount, transfers, and amounts applied to an Income Plan from a Guarantee Period, other than those taken during the 30-day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment may apply in the calculation of the Settlement Value described below in the “Death Benefit Amount” section below. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

•	within the Free Withdrawal Amount as described in the “Expenses” section of this prospectus,

•	when exercising the confinement, unemployment, widow withdrawals or terminal illness waivers, or

•	to satisfy IRS minimum distribution rule for the Contract.
We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. “Treasury Rate” means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15.
The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, income tax, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.
Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate, then the Market Value Adjustment will result in a higher amount payable to you, transferred, or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable current Treasury Rate, then the Market Value Adjustment will result in a lower amount payable to you, transferred, or applied to an Income Plan.
For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5-year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.
The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.
Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer your Contract Value among the investment alternatives. Transfers are not permitted into the 6 or 12 Month Dollar Cost Averaging Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.
If you transfer an amount from a Guarantee Period other than during the 30-day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.
We reserve the right to waive any transfer restrictions.
TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any of your fixed income payments into variable income payments. You may not make any transfers for the first

14

6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.
TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.
We may suspend, modify or terminate the telephone transfer privileges, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•
we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

•
we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

•
the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•
whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

15

•	whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

•	the investment objectives and/or size of the Variable Sub-Account underlying Fund.
We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund’s prospectus for more complete information regarding the fees and charges associated with each Fund.
DOLLAR COST AVERAGING PROGRAM
You may make transfers automatically through dollar cost averaging prior to the Payout Start Date. There are three different ways to use the Dollar Cost Averaging Program:

1)	You may allocate purchase payments to the Fixed Account Options for the specific purpose of dollar cost averaging.

2)	You may dollar cost average out of any Variable Sub-Account into any other Variable Sub-Account(s).

3)	You may transfer interest credited from a Guarantee Period(s) to any Variable Sub-Account without application of a Market Value Adjustment.
We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.
AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Variable Sub-Account may cause a shift in the percentage you allocated to each Variable Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.
We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.
Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Invesco V.I. Core Plus Bond Variable Sub-Account and 60% to be in the Invesco V.I. American Franchise Variable Sub-Account. Over

16

the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Invesco V.I. Core Plus Bond Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Invesco V.I. Core Plus Bond Variable Sub-Account and use the money to buy more units in the Invesco V.I. American Franchise Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.
The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.
Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.
Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment.
The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in processing purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

•	total purchase payments equal $50,000 or more, or

•	all money is allocated to the Fixed Account Options, as of the Contract Anniversary.
After the Payout Start Date, we will waive this charge if:

•	as of the Payout Start Date, the Contract Value is $50,000 or more, or

•	all income payments are fixed amount income payments.
If you surrender your Contract, we will deduct a full contract maintenance charge unless your Contract qualifies for a waiver.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts (1.20% if you select the Enhanced Death Benefit Rider, 1.40% if you select the Enhanced Death and Income Benefit Combination Rider (available with contracts issued before July 27, 2000), and 1.50% for Contracts with the Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. We charge additional amounts for the Enhanced Death Benefit and Enhanced Death and Income Benefit Combination riders to compensate us for the additional risk that we accept by providing each rider. Neither the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider, or Enhanced Death and Income Benefit Combination Rider II are available under a Contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract.
We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.
ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. No necessary relationship exists between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

17

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.
WITHDRAWAL CHARGE
We may assess a Withdrawal Charge of up to 7% of the Purchase Payment(s) you withdraw. The charge declines to 0% after 7 complete years from the date we received the Purchase Payment being withdrawn. A schedule showing how the charge declines appears in the “Expense Table” section of this prospectus, above. During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year without paying the charge. Unused portions of this 15% “Free Withdrawal Amount” are not carried forward to future Contract Years. We will deduct Withdrawal Charges, if applicable, from the amount paid. For purposes of the Withdrawal Charge, we will treat withdrawals as coming from the oldest Purchase Payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.
If you make a withdrawal before the Payout Start Date, we will apply the Withdrawal Charge percentage in effect on the date of the withdrawal, or the Withdrawal Charge percentage in effect on the following day, whichever is lower.
We do not apply a Withdrawal Charge in the following situations:

•	on the Payout Start Date (a Withdrawal Charge may apply if you elect to receive income payments for a specified period of less than 120 months);

•	the death of the Contract Owner or Annuitant (unless the settlement value is used);

•	withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

•	withdrawals that qualify for one of the waivers described below.
We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fees described above, to make up any difference. Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.
Confinement Waiver.    We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1.
you, or the Annuitant if the Contract is owned by a non-living person, are first confined to a long term care facility or a hospital (as defined in the Contract) for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2.
we must receive your request for the withdrawal and due proof (as defined in the Contract) of the stay no later than 90 days following the end of your or the Annuitant’s stay at the long term care facility or hospital; and

3.	a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).
You may not claim this benefit if you, or the Annuitant, or a member of your or the Annuitant’s immediate family (as defined in the Contract), is the physician prescribing your or the Annuitant’s stay in a long term care facility.
Terminal Illness Waiver.    We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1.
you (or the Annuitant if the Contract Owner is not a living person) are first diagnosed by a physician (we may require a second or a third opinion) with a terminal illness (as defined in the Contract) at least 30 days after the Issue Date; and

2.	you claim this benefit and deliver adequate proof of diagnosis to us.
Unemployment Waiver.    We will waive the Withdrawal Charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1.	you or the Annuitant become unemployed at least one year after the Issue Date;

2.
you or the Annuitant have been granted unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to or at the time of the withdrawal request; and

18

3.	you or the Annuitant exercise this benefit within 180 days of your or the Annuitant’s initial receipt of unemployment compensation.
You may exercise this benefit once during the life of your Contract. This waiver applies upon the unemployment of the Annuitant only if the Contract Owner is not a living person.
Please refer to your Contract for more detailed information about the terms and conditions of these waivers.
The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you are not required to pay our Withdrawal Charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.
PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. We may discontinue this practice sometime in the future and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state. At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.
DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract.

Our status under the Code is briefly described in the “Taxes” section of this prospectus.
Other Expenses

Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of those charges and expenses, see the “Expense Table” section of this prospectus.
We receive compensation from Invesco Advisers, Inc., for administrative services we provide to the Funds. We collect this compensation under an agreement between us and Invesco Advisers, Inc., and is calculated based on percentages of the average assets allocated to each Fund.
Access to Your Money

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See the “Income Plans” subsection in the “Income Payments” section of this prospectus.
The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.
You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

19

You have the opportunity to name the Investment Alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Investment Alternatives according to the value of your investments therein.
In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.
If you request a total withdrawal, we may require you to return your Contract to us. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.	An emergency exists as defined by the SEC; or

3.	The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.
SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging or Automatic Fund Rebalancing Programs.
Depending on fluctuations in the accumulation unit value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Systematic withdrawal payments are subject to any applicable withdrawal charges and market value adjustments. Please consult your tax advisor before taking any withdrawal.
We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.
MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional Purchase Payment to restore your Contract’s value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and taxes.
Income Payments

PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, to an Income Plan. The Payout Start Date must be no later than the Annuitant’s 90th birthday, or the 10th Contract Anniversary, if later.

20

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
INCOME PLANS
An “Income Plan” is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
Three Income Plans are available under the Contract. Each is available to provide:

•	fixed income payments;

•	variable income payments; or

•	a combination of the two.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis”. Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
The three Income Plans are:
Income Plan 1 – Life Income with Guaranteed Payments.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.
Income Plan 2 – Joint and Survivor Life Income with Guaranteed Payments.    Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.
Income Plan 3 – Guaranteed Payments for a Specified Period (5 Years to 30 Years).    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets which support variable income payments even though we do not bear any mortality risk.
The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.
If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.
Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.
Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or a portion of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We also deduct applicable premium taxes from the Contract Value at the Payout Start Date.
We may make other Income Plans available. You may obtain information about them by writing or calling us.
You may apply all or part of your Contract Value to an Income Plan. If you elected the Enhanced Death and Income Benefit Combination Rider, you may be able to apply an amount greater than your Contract Value. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income

21

payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

•	pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	reduce the frequency of your payments so that each payment will be at least $20.
VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.
In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.
Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other assumed investments rates available under this contract.
FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1)	adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2)	deducting any applicable premium tax; and

3)	applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.
We may defer making fixed income payments for a period of up to 6 months or such shorter times as state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.
Death Benefits

We will pay a death benefit if, prior to the Payout Start Date:

1.	any Contract Owner dies or,

2.	the Annuitant dies, if the Contract is owned by a company or other non-living Owner.

22

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner. A claim for a distribution on death must include “Due Proof of Death.” We will accept the following documentation as Due Proof of Death:

•	a certified copy of a death certificate; or

•	a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

•	any other proof acceptable to us.
We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.
Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment alternatives are subject to investment risk.
DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1)	the Contract Value as of the date we determine the death benefit, or

2)	the Settlement Value (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

3)	the sum of all Purchase Payments reduced by a withdrawal adjustment, as defined below, or

4)
the greatest of the Contract Values on each Death Benefit Anniversary prior to the date we determine the death benefit, increased by Purchase Payments made since that Death Benefit Anniversary and reduced by a withdrawal adjustment as defined below.

In calculating the Settlement Value, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect deduction of any applicable Withdrawal Charges, contract maintenance charges, and premium taxes.
A Death Benefit Anniversary is every seventh Contract Anniversary during the Accumulation Phase. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.
The “withdrawal adjustment” is equal to (a) divided by (b), with the result multiplied by (c), where:

(a)	is the withdrawal amount;

(b)	is the Contract Value immediately prior to the withdrawal; and

(c)	is the value of the applicable death benefit alternative immediately prior to the withdrawal.
If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of;

1)	the Contract Value as of the date we determine the death benefit, or

2)	the Settlement Value.
We reserve the right to extend, on a non-discriminatory basis, the 180-day period in which the death proceeds will equal the death benefit as described above. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.
A Market Value Adjustment, if any, made upon payment of a death benefit would be positive.
ENHANCED DEATH BENEFIT RIDER
If the oldest Contract Owner, or Annuitant if the Contract Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect. If you elect the rider, the death benefit will be the greater of the death benefit alternatives (1) through (4) listed above, or (5) the enhanced death benefit.

23

If the Contract Owner is a living individual, the enhanced death benefit applies only for the death of the Contract Owner. If the Contract Owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. The enhanced death benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.
The enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.
The Enhanced Death Benefit Rider benefit is not available under a contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract, and any death benefit paid under a continued Contract will not include the enhanced death benefit.
Enhanced Death Benefit A.    The Enhanced Death Benefit A on the Issue Date is equal to the initial Purchase Payment. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit A to equal the greater of your Contract Value on that date, or the most recently calculated Enhanced Death Benefit A. We also will recalculate your Enhanced Death Benefit A whenever you make an additional Purchase Payment or a partial withdrawal. Additional Purchase Payments will increase the Enhanced Death Benefit A dollar-for-dollar.
Withdrawals will reduce the Enhanced Death Benefit A by an amount equal to a withdrawal adjustment computed in the manner described above under “Death Benefit Amount.”
In the absence of any withdrawals or Purchase Payments, the Enhanced Death Benefit A will be the greatest of all Contract Anniversary Contract Values on or before the date we calculate the death benefit.
We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner’s or, if the Contract owner is not a living person, the oldest Annuitant’s, 85th birthday. After age 85, we will recalculate the Enhanced Death Benefit A only for Purchase Payments and withdrawals. The Enhanced Death Benefit A will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.
Enhanced Death Benefit B.    The Enhanced Death Benefit B is equal to total Purchase Payments made reduced by a withdrawal adjustment computed in the manner described above under “Death Benefit Amount.” Each Purchase Payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of the date

•	we determine the death benefit, or

•	the first day of the month following the oldest Contract Owner’s or, if the Contract Owner is not a living person, the Annuitant’s, 85th birthday.
The Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.
Enhanced Death and Income Benefit Combination Rider (available with Contracts issued before July 27, 2000. For Contracts issued on or after July 27, 2000, see the next section titled “Enhanced Death and Income Benefit Combination Rider II”)
If the oldest Contract Owner, or Annuitant if the Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.
The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is the same as that described above under “Enhanced Death Benefit Rider.”
The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to what the value of the enhanced death benefit would be on the Payout Start Date. In some states, the calculation of the enhanced income benefit will not include the value of the Enhanced Death Benefit B. Please consult with your sales representative for information.
The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

•	is on or after the tenth Contract Anniversary, and

•	is prior to the Annuitant’s age 90.
On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

•	10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied; or

•	5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.

24

Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)
If the oldest Contract Owner is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider II is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.
The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider II is the same as that described above under “Enhanced Death Benefit Rider.”
The enhanced income benefit guarantees that the minimum amount of income payments you receive will not be less than those determined by applying the Income Base on Payout Start Date, to the minimum guaranteed Income Payment Tables shown in the Contract (rather than to any current rates we may be offering) for the Income Plan you select (“Guaranteed Income Benefit”). In some states, the calculation of the enhanced income benefit will not include the value of Income Base B. Please consult with your sales representative for more information.
The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:
Income Base A.    On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a Purchase Payment or withdrawal is made:

•
For Purchase Payments, Income Base A is equal to the most recently calculated Income Base plus the Purchase Payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

•	On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.
In the absence of any withdrawals or Purchase Payments, Income Base A will be the greatest of all the Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for Purchase Payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for Purchase Payments and withdrawals.
Income Base B.    On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent Purchase Payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner’s or, if the Contract Owner is not a living individual, the Annuitant’s 85th birthday. After this date, Income Base B will be recalculated only for Purchase Payments and withdrawals.
For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1)	= withdrawal amount,

2)	= the Contract Value immediately prior to the withdrawal, and

3)	= the most recently calculated Income Base.
Please consult with your sales representative for information.
The income base is used solely for the purpose of calculating the guaranteed income benefit under this Rider (“guaranteed income benefit”) and does not provide a Contract Value or guarantee performance of any investment option.
The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.
The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

•	is on or after the tenth Contract Anniversary,

•	is during the 30-day period following the Contract Anniversary.

•	is prior to the Annuitant’s 90th birthday.
The enhanced income benefit will only apply if you elect to receive fixed amount income payments. These fixed income payments will be calculated using the appropriate Guaranteed Income Payment Tables provided in your Contract.
If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.
If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the enhanced income benefit may not be appropriate. No Market Value Adjustment will be applied to the enhanced

25

income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

•	10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied; or

•	5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.
Neither of the Enhanced Death and Income Benefit Combination Rider’s benefits are available under a Contract that is continued by a surviving spouse.
After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract. Any death benefit paid under a continued Contract will not include the enhanced death benefit. Any calculation of amount to be applied to an Income Plan upon annuitization under a continued Contract will not include the enhanced income benefit.
We may discontinue offering these options at any time.
If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any Purchase Payments or the Contract Value.
DEATH BENEFIT PAYMENTS
If the new Owner is your spouse, the new Owner may:

1.	elect to receive the death benefit in a lump sum, or

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

•	The life of the new Owner; or

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

•	over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.
If your spouse does not elect one of the above options, the Contract will continue in the Accumulation Phase as if the death had not occurred. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

•
On the date the Contract is continued, the Contract Value will equal the amount of the Death Benefit as determined as of the Valuation Date on which we received the completed request for settlement of the death benefit (the next Valuation Date, if we receive the completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Variable Sub-Accounts as of the end of the Valuation Period during which we receive the completed request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

•	transfer all or a portion of the excess among the Variable Sub-Accounts;

•	transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

•	transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guaranteed Maturity Fixed Account.
Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.
The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge.
Only one spousal continuation is allowed under this Contract.
If the new Owner is not your spouse but is a living person, the new Owner may:

1.	elect to receive the death benefit in a lump sum, or

26

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

•	the life of the new Owner; or

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

•	over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.
If the new Owner does not elect one of the above options, then the new Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received a completed request for settlement of the death benefit (the next Valuation Date, if we receive a completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the new Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights as set forth in the Transfers section during this 5-year period.
No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5-year period.
If the new Owner dies prior to receiving all of the Contract Value, then the new Owner’s named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner’s death. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
We reserve the right to offer additional options upon Death of Owner.
If the new Owner is a corporation, trust, or other non-living person:

(a)	The new Owner may elect to receive the death benefit in a lump sum; or

(b)
If the new Owner does not elect the option above, then the new Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the Death Benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the new Owner, the excess, if any of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights set forth in the Transfers provision during this 5-year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Owner.
If any new Owner is a non-living person, all new Owners will be considered to be non-living persons for the above purposes.
Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Owner from the date of your death to the date on which the death proceeds are paid.
Death of Annuitant
If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract Owner.
If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a non-living person, the following apply:

(a)	The Contract Owner may elect to receive the death benefit in a lump sum; or

(b)
If the Contract Owner does not elect the option above, then the Owner must receive the Contract Value payable within 5 years of the Annuitant’s date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract Owner may then exercise all rights set forth in the Transfers provision during this 5-year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Owner.

27

More Information

ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2005, Glenbrook Life and Annuity Company (“Glenbrook”) issued the Contract. Effective January 1, 2005, Glenbrook merged with Allstate Life (“Merger”). On the date of the Merger, Allstate Life acquired from Glenbrook all of Glenbrook’s assets and became directly liable for Glenbrook’s liabilities and obligations with respect to all contracts issued by Glenbrook.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois 60062.
Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through the Glenbrook Life and Annuity Company Separate Account A. Effective January 1, 2005, Glenbrook Life Multi-Manager Variable Account and Glenbrook Life and Annuity Company Separate Account A combined with Allstate Financial Advisors Separate Account I and consolidated duplicative Variable Sub-Accounts that invest in the same Funds (the “Consolidation”). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.
We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.
The Variable Account consists of multiple Variable Sub-Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts, or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds . We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
THE FUNDS
Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.
Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.
As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding eligible Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

28

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.
Changes in Funds.    If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in underlying funds. We will notify you in advance of any change.
Conflicts of Interest.    The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of trustees of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds’ board of trustees may require a separate account to withdraw its participation in a Fund. A Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
THE CONTRACT
Distribution.     Allstate Distributors, LLC (“ADLLC”), located at 3075 Sanders Road, Northbrook, Illinois 60062-7154, serves as principal underwriter of the Contracts. ADLLC is a wholly owned subsidiary of Allstate Life.
ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended (“Exchange Act”), and is a member of the Financial Industry Regulatory Authority (FINRA).
We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments (on a present value basis).
Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. Sale of the Contracts may also count toward incentive program awards for the registered representative. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.
Allstate Life does not pay ADLLC a commission for distribution of the Contracts. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for any liability to Contract owners arising out of services rendered or Contracts issued.
Administration.     We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2016, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley Global Investment Markets, a division of RR Donnelley & Sons Company (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.
In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

29

•	maintenance of the Variable Account; and

•	preparation of Contract Owner reports.
We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.
Correspondence sent by regular mail to our Annuity Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.
NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.
LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.
Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.
TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

30

TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.
Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.
Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.
Diversification Requirements.     For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Taxation of Partial and Full Withdrawals.     If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds your cost basis in the Contract.

31

Taxation of Annuity Payments.     Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.
Partial Annuitization.    An individual may partially annuitize their non-qualified annuity if the contract so permits. The tax law allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under Section 72 of the code. We do not currently permit partial annuitization.
Taxation of Level Monthly Variable Annuity Payments. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.
Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•
if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•
if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•
if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser for additional information.
Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•	if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•	if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.
Medicare Tax on Net Investment Income.    The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified

32

adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or becoming totally disabled,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

•	attributable to investment in the Contract before August 14, 1982.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges.    The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.
Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.
Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.
INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.
Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will

33

automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

•	Individual Retirement Annuities (IRAs) under Code Section 408(b);

•	Roth IRAs under Code Section 408A;

•	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•	Tax Sheltered Annuities under Code Section 403(b);

•	Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.
“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

•	made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

34

“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.
The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or total disability,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made after separation from service after age 55 (does not apply to IRAs),

•	made pursuant to an IRS levy,

•	made for certain medical expenses,

•	made to pay for health insurance premiums while unemployed (applies only for IRAs),

•	made for qualified higher education expenses (applies only for IRAs)

•	made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•
from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.    Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification

35

number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•	hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Charitable IRA Distributions.      Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70  1 / 2 . Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.
Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.
A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax law allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

36

Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.
If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.
Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2)	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3)	We receive a complete request for settlement for the death of the Annuitant; and

4)	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.
Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your competent tax advisor.
Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59 1/2,

•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).
These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we

37

will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Corporate and Self-Employed Pension and Profit Sharing Plans.    Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.
There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•
A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•
An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.
New Late Rollover Self-Certification. After August 24, 2016, you may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a new self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits

38

to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Annual Reports and Other Documents

Allstate Life’s annual report on Form 10-K for the year ended December 31, 2016, is incorporated herein by reference, which means that it is legally a part of this prospectus.
All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.
Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.
We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K electronically on the SEC’s “EDGAR” system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC’s Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC’s Public Reference Room, call 1-202-551-8090.
If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758567, Topeka, KS 66675-8565 (telephone: 1-800-457-7617).

39

Statement of Additional Information
Table of Contents

Additions, Deletions or Substitutions of Investments
The Contract
Purchase of Contracts
Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
Calculation of Accumulation Unit Values
Net Investment Factor
Calculation of Variable Income Payments
Calculation of Annuity Unit Values
General Matters
Incontestability
Settlements
Safekeeping of the Variable Account’s Assets
Premium Taxes
Tax Reserves
Experts
Financial Statements
Appendix A – Accumulation Unit Values
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

40

APPENDIX A – ACCUMULATION UNIT VALUES
Appendix A presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Sub-Account since the Sub-Accounts were first offered under the Contracts; for a maximum of 10 years. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract; as well as outstanding units for each such sub-accounts, which may include other variable annuities offered, as of the dates shown. The Statement of Additional Information, which is available upon request without charge, contains the
Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

Accumulation unit value: unit of measure used to calculate the value or a Contract Owner’s interest in a Sub-Account for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge.

All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the Invesco Van
Kampen V.I. Value Opportunities Fund — Series I and Invesco V.I. Mid Cap Core Equity Fund — Series I, which commenced operations on October 1, 2001; the Invesco V.I. Technology Fund — Series I and the Invesco V.I.
Utilities Fund — Series I, which were first offered on October 15, 2004; the Invesco V.I. Large Cap Growth Fund —
Series I, which was first offered on June 12, 2006; the Invesco Van Kampen V.I. American Franchise Fund — Series I
and Invesco Van Kampen V.I. Equity and Income Series I which were first offered on April 29, 2011; and the Invesco
Van Kampen V.I. Mid Cap Growth Fund — Series I which was first offered on April 27, 2012.

AIM LIFETIME PLUS II VARIABLE ANNUITY - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
BASIC POLICY
Mortality & Expense = 1.0

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2011	$10.000	$10.423	80,542
	2012	$10.423	$11.724	533,268
	2013	$11.724	$16.250	446,107
	2014	$16.250	$17.428	404,659
	2015	$17.428	$18.101	336,543
	2016	$18.101	$18.309	315,864
Invesco V.I. Basic Balanced Fund - Series I
	2007	$12.646	$12.783	642,359
	2008	$12.783	$7.798	419,104
	2009	$7.798	$10.323	337,202
	2010	$10.323	$11.033	234,270
	2011	$11.033	$11.728	0
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$12.075	$13.377	1,648,376
	2008	$13.377	$7.609	1,205,363
	2009	$7.609	$9.112	979,716
	2010	$9.112	$10.408	725,970
	2011	$10.408	$9.480	611,641
	2012	$9.480	$10.906	0
Invesco V.I. Capital Development Fund - Series I
	2007	$18.482	$20.261	170,673
	2008	$20.261	$10.615	109,986
	2009	$10.615	$14.948	83,857
	2010	$14.948	$17.561	69,147
	2011	$17.561	$16.126	55,455
	2012	$16.126	$18.314	0
Invesco V.I. Core Equity Fund - Series I
	2007	$13.323	$14.246	1,783,042
	2008	$14.246	$9.843	1,246,840
	2009	$9.843	$12.490	1,040,842
	2010	$12.490	$13.534	774,244
	2011	$13.534	$13.378	636,953
	2012	$13.378	$15.068	528,523
	2013	$15.068	$19.262	447,331
	2014	$19.262	$20.604	402,251
	2015	$20.604	$19.202	331,947
	2016	$19.202	$20.942	299,252
Invesco V.I. Core Plus Bond Fund - Series I
	2007	$11.673	$11.744	249,578
	2008	$11.744	$9.788	117,899
	2009	$9.788	$10.753	107,717
	2010	$10.753	$11.704	87,964
	2011	$11.704	$12.389	74,693
	2012	$12.389	$13.566	71,769
	2013	$13.566	$13.424	62,945
	2014	$13.424	$14.343	56,222
	2015	$14.343	$14.134	43,546
	2016	$14.134	$14.911	40,005

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$10.718	160,618
	2012	$10.718	$11.934	141,548
	2013	$11.934	$14.776	128,801
	2014	$14.776	$15.935	115,865
	2015	$15.935	$15.399	96,979
	2016	$15.399	$17.535	89,375
Invesco V.I. Government Money Market Fund - Series I formerly, Invesco V.I. Money Market Fund - Series I
	2007	$11.774	$12.173	408,636
	2008	$12.173	$12.286	338,250
	2009	$12.286	$12.165	269,926
	2010	$12.165	$12.053	234,888
	2011	$12.053	$11.927	175,652
	2012	$11.927	$11.800	127,537
	2013	$11.800	$11.674	124,926
	2014	$11.674	$11.548	61,965
	2015	$11.548	$11.423	57,972
	2016	$11.423	$11.309	44,839
Invesco V.I. Government Securities Fund - Series I
	2007	$13.188	$13.869	355,471
	2008	$13.869	$15.406	235,349
	2009	$15.406	$15.236	162,638
	2010	$15.236	$15.883	108,452
	2011	$15.883	$16.952	81,668
	2012	$16.952	$17.181	91,313
	2013	$17.181	$16.548	66,771
	2014	$16.548	$17.044	61,364
	2015	$17.044	$16.916	59,898
	2016	$16.916	$16.937	54,580
Invesco V.I. High Yield Fund - Series I
	2007	$10.811	$10.825	213,717
	2008	$10.825	$7.956	153,141
	2009	$7.956	$12.023	130,914
	2010	$12.023	$13.505	86,926
	2011	$13.505	$13.486	59,103
	2012	$13.486	$15.629	58,765
	2013	$15.629	$16.541	45,222
	2014	$16.541	$16.643	43,274
	2015	$16.643	$15.940	37,517
	2016	$15.940	$17.533	35,541
Invesco V.I. International Growth Fund - Series I
	2007	$15.777	$17.900	461,067
	2008	$17.900	$10.555	327,818
	2009	$10.555	$14.119	234,493
	2010	$14.119	$15.761	173,806
	2011	$15.761	$14.538	144,978
	2012	$14.538	$16.611	118,877
	2013	$16.611	$19.554	112,389
	2014	$19.554	$19.404	91,395
	2015	$19.404	$18.742	84,330
	2016	$18.742	$18.454	74,971

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Large Cap Growth Fund - Series I
	2007	$11.106	$12.702	305,945
	2008	$12.702	$7.753	194,973
	2009	$7.753	$9.661	160,457
	2010	$9.661	$11.204	109,491
	2011	$11.204	$12.169	0
Invesco V.I. Managed Volatility Fund - Series I
	2007	$17.580	$20.976	92,963
	2008	$20.976	$14.034	65,898
	2009	$14.034	$15.952	53,281
	2010	$15.952	$16.772	42,793
	2011	$16.772	$19.317	28,098
	2012	$19.317	$19.794	28,671
	2013	$19.794	$21.684	26,007
	2014	$21.684	$25.858	27,777
	2015	$25.858	$25.025	23,797
	2016	$25.025	$27.379	21,906
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$16.592	$17.976	141,038
	2008	$17.976	$12.709	83,473
	2009	$12.709	$16.368	68,285
	2010	$16.368	$18.473	49,519
	2011	$18.473	$17.106	38,009
	2012	$17.106	$18.772	31,691
	2013	$18.772	$23.917	28,678
	2014	$23.917	$24.704	26,877
	2015	$24.704	$23.449	22,420
	2016	$23.449	$26.309	20,285
Invesco V.I. Mid Cap Growth Fund - Series I
	2012	$10.000	$17.864	34,892
	2013	$17.864	$24.209	31,371
	2014	$24.209	$25.869	30,535
	2015	$25.869	$25.894	31,315
	2016	$25.894	$25.805	29,386
Invesco V.I. Technology Fund - Series I
	2007	$12.277	$13.077	80,917
	2008	$13.077	$7.178	51,185
	2009	$7.178	$11.174	41,211
	2010	$11.174	$13.407	31,743
	2011	$13.407	$12.590	27,162
	2012	$12.590	$13.856	24,291
	2013	$13.856	$17.151	23,599
	2014	$17.151	$18.838	22,742
	2015	$18.838	$19.902	19,668
	2016	$19.902	$19.536	17,148

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Value Opportunities Fund - Series I
	2007	$14.675	$14.738	271,318
	2008	$14.738	$7.030	177,453
	2009	$7.030	$10.291	120,929
	2010	$10.291	$10.927	92,822
	2011	$10.927	$10.478	75,835
	2012	$10.478	$12.198	62,240
	2013	$12.198	$16.137	53,418
	2014	$16.137	$17.017	54,361
	2015	$17.017	$15.079	44,589
	2016	$15.079	$17.650	40,652

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.00% and an administrative expense charge of 0.10%.

AIM LIFETIME PLUS II VARIABLE ANNUITY - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
(available with Contracts purchased before July 27, 2000)
Mortality & Expense = 1.4

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2011	$10.000	$10.193	64,802
	2012	$10.193	$11.420	529,886
	2013	$11.420	$15.765	470,652
	2014	$15.765	$16.841	433,783
	2015	$16.841	$17.421	387,340
	2016	$17.421	$17.552	359,766
Invesco V.I. Basic Balanced Fund - Series I
	2007	$12.220	$12.302	399,753
	2008	$12.302	$7.475	364,067
	2009	$7.475	$9.855	260,773
	2010	$9.855	$10.492	209,959
	2011	$10.492	$11.138	0
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$11.668	$12.874	1,436,819
	2008	$12.874	$7.293	1,210,839
	2009	$7.293	$8.699	939,352
	2010	$8.699	$9.897	707,921
	2011	$9.897	$8.979	608,054
	2012	$8.979	$10.316	0
Invesco V.I. Capital Development Fund - Series I
	2007	$17.859	$19.499	170,744
	2008	$19.499	$10.175	156,807
	2009	$10.175	$14.271	105,585
	2010	$14.271	$16.699	91,423
	2011	$16.699	$15.273	82,457
	2012	$15.273	$17.323	0
Invesco V.I. Core Equity Fund - Series I
	2007	$12.874	$13.710	1,710,892
	2008	$13.710	$9.435	1,466,301
	2009	$9.435	$11.925	1,159,539
	2010	$11.925	$12.870	884,198
	2011	$12.870	$12.671	775,817
	2012	$12.671	$14.214	706,446
	2013	$14.214	$18.098	647,030
	2014	$18.098	$19.281	591,131
	2015	$19.281	$17.898	541,531
	2016	$17.898	$19.442	475,945

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Core Plus Bond Fund - Series I
	2007	$11.279	$11.302	231,003
	2008	$11.302	$9.382	193,554
	2009	$9.382	$10.267	166,253
	2010	$10.267	$11.130	117,914
	2011	$11.130	$11.735	130,627
	2012	$11.735	$12.797	137,382
	2013	$12.797	$12.613	113,953
	2014	$12.613	$13.423	105,222
	2015	$13.423	$13.174	79,471
	2016	$13.174	$13.843	74,592
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$10.152	184,412
	2012	$10.152	$11.258	173,135
	2013	$11.258	$13.883	181,175
	2014	$13.883	$14.912	180,279
	2015	$14.912	$14.353	155,045
	2016	$14.353	$16.279	147,042
Invesco V.I. Government Money Market Fund - Series I formerly, Invesco V.I. Money Market Fund - Series I
	2007	$11.377	$11.715	140,819
	2008	$11.715	$11.777	267,223
	2009	$11.777	$11.614	211,099
	2010	$11.614	$11.461	181,261
	2011	$11.461	$11.297	142,411
	2012	$11.297	$11.131	141,640
	2013	$11.131	$10.969	121,246
	2014	$10.969	$10.807	48,022
	2015	$10.807	$10.647	49,152
	2016	$10.647	$10.499	42,176
Invesco V.I. Government Securities Fund - Series I
	2007	$12.743	$13.348	195,175
	2008	$13.348	$14.768	194,032
	2009	$14.768	$14.546	153,129
	2010	$14.546	$15.104	106,174
	2011	$15.104	$16.056	97,270
	2012	$16.056	$16.208	78,282
	2013	$16.208	$15.548	64,611
	2014	$15.548	$15.950	53,003
	2015	$15.950	$15.767	48,287
	2016	$15.767	$15.724	47,554
Invesco V.I. High Yield Fund - Series I
	2007	$10.447	$10.418	114,677
	2008	$10.418	$7.626	96,571
	2009	$7.626	$11.478	80,005
	2010	$11.478	$12.842	63,993
	2011	$12.842	$12.773	55,464
	2012	$12.773	$14.744	61,623
	2013	$14.744	$15.542	51,801
	2014	$15.542	$15.575	39,638
	2015	$15.575	$14.857	36,377
	2016	$14.857	$16.278	33,453

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. International Growth Fund - Series I
	2007	$15.245	$17.227	455,810
	2008	$17.227	$10.118	386,904
	2009	$10.118	$13.480	306,544
	2010	$13.480	$14.987	250,558
	2011	$14.987	$13.769	204,869
	2012	$13.769	$15.670	193,468
	2013	$15.670	$18.372	181,321
	2014	$18.372	$18.159	169,447
	2015	$18.159	$17.469	150,629
	2016	$17.469	$17.132	144,785
Invesco V.I. Large Cap Growth Fund - Series I
	2007	$11.081	$12.623	139,664
	2008	$12.623	$7.674	111,266
	2009	$7.674	$9.524	100,613
	2010	$9.524	$11.002	80,890
	2011	$11.002	$11.933	0
Invesco V.I. Managed Volatility Fund - Series I
	2007	$17.393	$20.670	103,445
	2008	$20.670	$13.774	97,124
	2009	$13.774	$15.594	81,145
	2010	$15.594	$16.330	65,214
	2011	$16.330	$18.733	62,374
	2012	$18.733	$19.119	53,780
	2013	$19.119	$20.860	45,920
	2014	$20.860	$24.777	46,649
	2015	$24.777	$23.883	46,685
	2016	$23.883	$26.026	44,761
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$16.248	$17.533	197,833
	2008	$17.533	$12.346	165,965
	2009	$12.346	$15.836	119,257
	2010	$15.836	$17.802	99,457
	2011	$17.802	$16.419	81,550
	2012	$16.419	$17.946	73,217
	2013	$17.946	$22.773	70,324
	2014	$22.773	$23.429	66,125
	2015	$23.429	$22.150	58,006
	2016	$22.150	$24.753	50,075
Invesco V.I. Mid Cap Growth Fund - Series I
	2012	$10.000	$16.852	77,294
	2013	$16.852	$22.746	72,751
	2014	$22.746	$24.208	72,093
	2015	$24.208	$24.135	64,813
	2016	$24.135	$23.957	58,890
Invesco V.I. Technology Fund - Series I
	2007	$12.146	$12.886	74,922
	2008	$12.886	$7.045	76,321
	2009	$7.045	$10.923	69,059
	2010	$10.923	$13.053	55,809
	2011	$13.053	$12.209	45,681
	2012	$12.209	$13.384	44,030
	2013	$13.384	$16.499	41,170
	2014	$16.499	$18.050	40,617
	2015	$18.050	$18.993	29,103
	2016	$18.993	$18.570	27,789

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Value Opportunities Fund - Series I
	2007	$14.371	$14.374	277,562
	2008	$14.374	$6.829	235,907
	2009	$6.829	$9.957	170,060
	2010	$9.957	$10.530	118,098
	2011	$10.530	$10.057	99,167
	2012	$10.057	$11.661	81,036
	2013	$11.661	$15.365	76,812
	2014	$15.365	$16.138	72,227
	2015	$16.138	$14.244	62,531
	2016	$14.244	$16.605	56,407

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

AIM LIFETIME PLUS II VARIABLE ANNUITY - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
(available with Contracts purchased on or after July 27, 2000)
Mortality & Expense = 1.5

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. American Franchise Fund - Series I
	2011	$10.000	$10.137	99,480
	2012	$10.137	$11.345	241,688
	2013	$11.345	$15.647	220,761
	2014	$15.647	$16.698	202,460
	2015	$16.698	$17.256	183,072
	2016	$17.256	$17.367	170,141
Invesco V.I. Basic Balanced Fund - Series I
	2007	$12.142	$12.211	307,472
	2008	$12.211	$7.412	214,660
	2009	$7.412	$9.763	192,840
	2010	$9.763	$10.383	189,610
	2011	$10.383	$11.019	0
Invesco V.I. Capital Appreciation Fund - Series I
	2007	$11.594	$12.779	539,761
	2008	$12.779	$7.232	353,594
	2009	$7.232	$8.618	314,616
	2010	$8.618	$9.794	268,635
	2011	$9.794	$8.877	233,262
	2012	$8.877	$10.195	0
Invesco V.I. Capital Development Fund - Series I
	2007	$17.745	$19.356	73,178
	2008	$19.356	$10.090	45,866
	2009	$10.090	$14.138	39,911
	2010	$14.138	$16.526	29,286
	2011	$16.526	$15.100	28,388
	2012	$15.100	$17.121	0
Invesco V.I. Core Equity Fund - Series I
	2007	$12.792	$13.609	552,522
	2008	$13.609	$9.356	353,103
	2009	$9.356	$11.813	305,370
	2010	$11.813	$12.737	260,106
	2011	$12.737	$12.527	234,718
	2012	$12.527	$14.039	205,213
	2013	$14.039	$17.857	179,117
	2014	$17.857	$19.006	149,147
	2015	$19.006	$17.625	141,810
	2016	$17.625	$19.126	133,173

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Core Plus Bond Fund - Series I
	2007	$11.207	$11.219	83,912
	2008	$11.219	$9.304	53,838
	2009	$9.304	$10.171	51,685
	2010	$10.171	$11.015	51,626
	2011	$11.015	$11.602	62,613
	2012	$11.602	$12.640	58,053
	2013	$12.640	$12.446	44,448
	2014	$12.446	$13.231	36,602
	2015	$13.231	$12.973	35,611
	2016	$12.973	$13.618	35,022
Invesco V.I. Equity and Income Fund - Series I
	2011	$10.000	$10.037	156,566
	2012	$10.037	$11.119	143,516
	2013	$11.119	$13.698	128,505
	2014	$13.698	$14.699	111,996
	2015	$14.699	$14.134	77,239
	2016	$14.134	$16.014	71,987
Invesco V.I. Government Money Market Fund - Series I formerly, Invesco V.I. Money Market Fund - Series I
	2007	$11.304	$11.629	141,851
	2008	$11.629	$11.679	135,380
	2009	$11.679	$11.506	67,297
	2010	$11.506	$11.343	80,818
	2011	$11.343	$11.169	67,514
	2012	$11.169	$10.994	57,472
	2013	$10.994	$10.823	42,148
	2014	$10.823	$10.653	32,677
	2015	$10.653	$10.485	35,826
	2016	$10.485	$10.329	27,241
Invesco V.I. Government Securities Fund - Series I
	2007	$12.662	$13.250	140,146
	2008	$13.250	$14.644	221,935
	2009	$14.644	$14.410	77,038
	2010	$14.410	$14.948	59,334
	2011	$14.948	$15.874	52,462
	2012	$15.874	$16.008	46,228
	2013	$16.008	$15.341	28,901
	2014	$15.341	$15.722	25,369
	2015	$15.722	$15.526	24,395
	2016	$15.526	$15.468	23,351
Invesco V.I. High Yield Fund - Series I
	2007	$10.380	$10.342	67,932
	2008	$10.342	$7.562	43,026
	2009	$7.562	$11.371	42,742
	2010	$11.371	$12.710	32,400
	2011	$12.710	$12.629	25,228
	2012	$12.629	$14.562	29,785
	2013	$14.562	$15.335	20,511
	2014	$15.335	$15.352	17,851
	2015	$15.352	$14.630	15,180
	2016	$14.630	$16.013	14,880

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. International Growth Fund - Series I
	2007	$15.148	$17.100	180,308
	2008	$17.100	$10.033	97,042
	2009	$10.033	$13.353	86,531
	2010	$13.353	$14.832	76,256
	2011	$14.832	$13.613	77,338
	2012	$13.613	$15.477	52,296
	2013	$15.477	$18.128	49,987
	2014	$18.128	$17.899	47,672
	2015	$17.899	$17.202	36,633
	2016	$17.202	$16.853	31,922
Invesco V.I. Large Cap Growth Fund - Series I
	2007	$11.075	$12.603	239,109
	2008	$12.603	$7.654	152,922
	2009	$7.654	$9.491	123,936
	2010	$9.491	$10.952	107,603
	2011	$10.952	$11.875	0
Invesco V.I. Managed Volatility Fund - Series I
	2007	$17.346	$20.593	45,971
	2008	$20.593	$13.709	25,791
	2009	$13.709	$15.505	20,580
	2010	$15.505	$16.220	16,369
	2011	$16.220	$18.589	16,715
	2012	$18.589	$18.953	19,529
	2013	$18.953	$20.659	16,322
	2014	$20.659	$24.513	15,831
	2015	$24.513	$23.604	14,575
	2016	$23.604	$25.697	14,064
Invesco V.I. Mid Cap Core Equity Fund - Series I
	2007	$16.163	$17.424	75,900
	2008	$17.424	$12.257	46,432
	2009	$12.257	$15.706	38,963
	2010	$15.706	$17.638	32,425
	2011	$17.638	$16.252	30,631
	2012	$16.252	$17.745	28,563
	2013	$17.745	$22.496	12,902
	2014	$22.496	$23.120	12,643
	2015	$23.120	$21.837	12,130
	2016	$21.837	$24.378	11,518
Invesco V.I. Mid Cap Growth Fund - Series I
	2012	$10.000	$16.644	24,892
	2013	$16.644	$22.443	25,587
	2014	$22.443	$23.862	22,633
	2015	$23.862	$23.767	17,775
	2016	$23.767	$23.567	15,179
Invesco V.I. Technology Fund - Series I
	2007	$12.115	$12.840	33,313
	2008	$12.840	$7.012	20,192
	2009	$7.012	$10.862	39,055
	2010	$10.862	$12.967	16,053
	2011	$12.967	$12.117	20,991
	2012	$12.117	$13.269	16,812
	2013	$13.269	$16.342	17,010
	2014	$16.342	$17.860	16,633
	2015	$17.860	$18.774	15,709
	2016	$18.774	$18.337	10,366

	FOR THE YEAR ENDING DECEMBER 31	ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD	ACCUMULATION UNIT VALUE AT END OF PERIOD	NUMBER OF UNITS OUTSTANDING AT END OF PERIOD
Invesco V.I. Value Opportunities Fund - Series I
	2007	$14.296	$14.285	213,774
	2008	$14.285	$6.780	135,804
	2009	$6.780	$9.875	91,192
	2010	$9.875	$10.433	83,844
	2011	$10.433	$9.955	90,281
	2012	$9.955	$11.531	64,541
	2013	$11.531	$15.178	62,698
	2014	$15.178	$15.926	56,810
	2015	$15.926	$14.042	54,196
	2016	$14.042	$16.354	45,690

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

Appendix B Market Value Adjustment

The Market Value Adjustment is based on the following:

I	=	the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.

N	=	the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date, to the end of the Guarantee Period.

J	=
the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. “Treasury Rate” means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15.

The Market Value Adjustment factor is determined from the following formula:
.9 × (I - J) × N
To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

B-1

Examples of Market Value Adjustment

Purchase Payment:	$10,000 allocated to a Guarantee Period
Guarantee Period:	5 years
Guaranteed Interest Rate:	4.50%
5 Year Treasury Rate (at the time the Guarantee Period was established):	4.50%
Full Surrender:	End of Contract Year 3
NOTE: These examples assume that premium taxes are not applicable.

Example 1 (Assume Declining Interest Rates)
Step 1. Calculate Contract Value at End of Contract Year 3:	$10,000.00 × (1.045)3 = $11,411.66
Step 2. Calculate the Free Withdrawal Amount:	.15% × $10,000.00 × (1.045)2 = $1,638.04
Step 3. Calculate the Withdrawal Charge:	.06 × ($10,000.00 – $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:	I	=	4.50%
	J	=	4.20%
	N	=	730 DAYS	= 2
365
Market Value Adjustment Factor: .9 × (I – J) × N
	=	.9 × (.045 - .042) × (2) = .0054
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject to Market Value Adjustment:
	=	.0054 × ($11,411.66 - $1,638.04) = $52.78
Step 5. Calculate the amount received by a Contract Owner as a result of full withdrawal at the end of Contract Year 3:		$11,411.66 - $501.72 + $52.78 = $10,962.72

Example 2: (Assumes Rising Interest Rates)
Step 1. Calculate Contract Value at End of Contract Year 3:	$10,000.00 × (1.045)3 = $11,411.66
Step 2. Calculate the Free Withdrawal Amount:	15% × $10,000.00 × (1.045)2 = $1,638.04
Step 3. Calculate the Withdrawal Charge:	.06 × ($10,000.00 – $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:	I	=	4.50%
	J	=	4.80%
	N	=	730 DAYS	= 2
365
Market Value Adjustment Factor: .9 × (I – J) × N
	=	.9 × (.045 - .048) × (2) = –.0054
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject to Market Value Adjustment:
	=	–.0054 × ($11,411.66 - $1,638.04) = –$52.78
Step 5. Calculate the amount received by a Contract Owner as a result of full withdrawal at the end of Contract Year 3:		$11,411.66 - $501.72 - $52.78 = $10,857.16

B-2

LIF2-PRO-2

AIM Lifetime Plus II Variable Annuity
Statement of Additional Information
Dated May 1, 2017
Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I Post Office Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617
This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(SM) II Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2017 , for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.
Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.
We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.
We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares of a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.
We may, by appropriate endorsement, amend the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.
THE CONTRACT
The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.
PURCHASE OF CONTRACTS
We are no longer offering new Contracts for sale. Previously, we offered the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Distributors, LLC ("ADLLC"), distributes the Contracts. ADLLC is an affiliate of Allstate Life.
TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)
We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.
We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)	is the sum of:

(1)	the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2)	the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

(B)	is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C)	is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.
CALCULATION OF VARIABLE INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account minus any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current annuity unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.
CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

•
multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.
The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is specified in the Contract.
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contract. The Contract includes tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

3

GENERAL MATTERS
INCONTESTABILITY
We will not contest the Contract after we issue it.
SETTLEMENTS
We may require that your Contract be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of Fund shares held by each of the Variable Sub-Accounts.
The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds prospectuses for a more complete description of the custodian of the Funds.
PREMIUM TAXES
Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.
TAX RESERVES
We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.

4

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
EXPERTS
The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

•
consolidated financial statements of Allstate Life Insurance Company as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 and related consolidated financial statement schedules, and

•
the statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2016 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

5

AIM LIFETIME PLUS II VARIABLE ANNUITY - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT*
BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER
Mortality & Expense = 1.2

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco V.I. American Franchise Fund - Series I
2011	$10.000	$10.307	176,115
2012	$10.307	$11.571	971,670
2013	$11.571	$16.006	888,426
2014	$16.006	$17.132	784,322
2015	$17.132	$17.758	670,660
2016	$17.758	$17.926	582,136
Invesco V.I. Basic Balanced Fund - Series I
2007	$12.431	$12.540	996,896
2008	$12.540	$7.635	748,018
2009	$7.635	$10.086	659,714
2010	$10.086	$10.759	572,806
2011	$10.759	$11.429	0
Invesco V.I. Capital Appreciation Fund - Series I
2007	$11.870	$13.123	2,160,261
2008	$13.123	$7.449	1,671,256
2009	$7.449	$8.903	1,460,217
2010	$8.903	$10.149	1,261,616
2011	$10.149	$9.226	1,041,525
2012	$9.226	$10.607	0
Invesco V.I. Capital Development Fund - Series I
2007	$18.168	$19.876	324,970
2008	$19.876	$10.393	245,892
2009	$10.393	$14.606	234,517
2010	$14.606	$17.124	215,313
2011	$17.124	$15.693	160,727
2012	$15.693	$17.811	0
Invesco V.I. Core Equity Fund - Series I
2007	$13.097	$13.976	2,979,975
2008	$13.976	$9.637	2,344,521
2009	$9.637	$12.204	2,022,148
2010	$12.204	$13.198	1,765,857
2011	$13.198	$13.019	1,457,192
2012	$13.019	$14.635	1,289,240
2013	$14.635	$18.671	1,152,048
2014	$18.671	$19.931	1,024,979
2015	$19.931	$18.539	869,313
2016	$18.539	$20.178	769,073
Invesco V.I. Core Plus Bond Fund - Series I
2007	$11.474	$11.521	365,212
2008	$11.521	$9.583	284,247
2009	$9.583	$10.507	261,252
2010	$10.507	$11.413	205,139
2011	$11.413	$12.057	182,724
2012	$12.057	$13.176	176,801
2013	$13.176	$13.013	156,428
2014	$13.013	$13.876	137,150
2015	$13.876	$13.646	111,497
2016	$13.646	$14.367	96,405

A-1

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.000	$10.431	443,000
2012	$10.431	$11.591	400,135
2013	$11.591	$14.323	338,840
2014	$14.323	$15.415	286,534
2015	$15.415	$14.867	237,473
2016	$14.867	$16.895	225,559
Invesco V.I. Government Money Market Fund - Series I formerly, Invesco V.I. Money Market Fund - Series I
2007	$11.573	$11.942	493,377
2008	$11.942	$12.029	574,872
2009	$12.029	$11.886	382,664
2010	$11.886	$11.753	333,521
2011	$11.753	$11.608	304,152
2012	$11.608	$11.460	219,771
2013	$11.460	$11.316	146,020
2014	$11.316	$11.172	115,864
2015	$11.172	$11.028	84,596
2016	$11.028	$10.897	58,235
Invesco V.I. Government Securities Fund - Series I
2007	$12.963	$13.606	421,376
2008	$13.606	$15.083	395,980
2009	$15.083	$14.887	343,466
2010	$14.887	$15.488	315,341
2011	$15.488	$16.498	269,326
2012	$16.498	$16.688	243,224
2013	$16.688	$16.040	211,227
2014	$16.040	$16.488	164,974
2015	$16.488	$16.331	134,134
2016	$16.331	$16.319	119,602
Invesco V.I. High Yield Fund - Series I
2007	$10.627	$10.620	282,266
2008	$10.620	$7.789	226,537
2009	$7.789	$11.747	189,596
2010	$11.747	$13.170	168,632
2011	$13.170	$13.125	179,125
2012	$13.125	$15.180	161,148
2013	$15.180	$16.034	117,631
2014	$16.034	$16.100	97,571
2015	$16.100	$15.389	75,799
2016	$15.389	$16.894	65,716
Invesco V.I. International Growth Fund - Series I
2007	$15.508	$17.560	671,172
2008	$17.560	$10.334	518,261
2009	$10.334	$13.795	459,490
2010	$13.795	$15.369	413,510
2011	$15.369	$14.148	376,254
2012	$14.148	$16.134	332,841
2013	$16.134	$18.954	298,054
2014	$18.954	$18.771	267,154
2015	$18.771	$18.094	232,522
2016	$18.094	$17.781	197,334

A-2

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco V.I. Large Cap Growth Fund - Series I
2007	$11.093	$12.662	347,636
2008	$12.662	$7.713	256,730
2009	$7.713	$9.593	237,330
2010	$9.593	$11.103	205,728
2011	$11.103	$12.050	0
Invesco V.I. Managed Volatility Fund - Series I
2007	$17.486	$20.822	188,519
2008	$20.822	$13.903	147,394
2009	$13.903	$15.772	131,959
2010	$15.772	$16.549	124,395
2011	$16.549	$19.023	109,440
2012	$19.023	$19.454	99,798
2013	$19.454	$21.268	91,372
2014	$21.268	$25.311	87,370
2015	$25.311	$24.447	77,013
2016	$24.447	$26.693	55,798
Invesco V.I. Mid Cap Core Equity Fund - Series I
2007	$16.419	$17.753	276,079
2008	$17.753	$12.526	219,833
2009	$12.526	$16.100	193,458
2010	$16.100	$18.135	176,880
2011	$18.135	$16.759	148,780
2012	$16.759	$18.354	136,209
2013	$18.354	$23.338	120,132
2014	$23.338	$24.058	113,408
2015	$24.058	$22.791	105,583
2016	$22.791	$25.519	85,730
Invesco V.I. Mid Cap Growth Fund - Series I
2012	$10.000	$17.351	143,323
2013	$17.351	$23.466	137,327
2014	$23.466	$25.025	124,354
2015	$25.025	$24.999	117,988
2016	$24.999	$24.864	78,083
Invesco V.I. Technology Fund - Series I
2007	$12.212	$12.982	105,104
2008	$12.982	$7.111	69,172
2009	$7.111	$11.048	65,689
2010	$11.048	$13.229	52,210
2011	$13.229	$12.399	46,021
2012	$12.399	$13.618	48,015
2013	$13.618	$16.823	56,558
2014	$16.823	$18.440	50,615
2015	$18.440	$19.443	47,032
2016	$19.443	$19.047	43,873
Invesco V.I. Value Opportunities Fund - Series I
2007	$14.522	$14.555	479,688
2008	$14.555	$6.929	356,941
2009	$6.929	$10.123	329,379
2010	$10.123	$10.727	279,117
2011	$10.727	$10.266	225,500
2012	$10.266	$11.927	187,719
2013	$11.927	$15.746	181,732
2014	$15.746	$16.572	161,539
2015	$16.572	$14.656	148,355
2016	$14.656	$17.119	127,286

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.20% and an administrative expense charge of 0.10%.

A-3

Allstate Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2016 and for
the years ended December 31, 2016 and 2015 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Allstate Life Insurance Company and Contractholders of
Allstate Financial Advisors Separate Account I:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the “Account”) as of December 31, 2016, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 7 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2016, the results of their operations for the year or period then ended, the changes in their net assets for the two years in the period then ended, and the financial highlights in Note 7 for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Chicago, Illinois
March 31, 2017

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock Low Duration Bond	AST Bond Portfolio 2018
ASSETS
Investments, at fair value	$4,093,676	$2,193,459	$7,341,448	$19,610	$89,129	$417,175
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$4,093,676	$2,193,459	$7,341,448	$19,610	$89,129	$417,175

NET ASSETS
Accumulation units	$4,093,676	$2,193,459	$7,341,448	$19,610	$89,129	$417,175
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$4,093,676	$2,193,459	$7,341,448	$19,610	$89,129	$417,175

FUND SHARE INFORMATION
Number of shares	304,816	135,986	467,608	1,575	8,440	33,004
Cost of investments	$3,354,983	$1,480,936	$4,793,637	$15,872	$92,379	$364,217
ACCUMULATION UNIT VALUE (1)
Lowest	$10.03	$12.62	$12.07	$10.61	$9.44	$10.67
Highest	$15.40	$18.75	$17.58	$11.83	$11.74	$13.82

(1) The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2019	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2026	AST Bond Portfolio 2027
ASSETS
Investments, at fair value	$316,225	$146,854	$56,707	$79,996	$794,438	$332,546
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$316,225	$146,854	$56,707	$79,996	$794,438	$332,546

NET ASSETS
Accumulation units	$316,225	$146,854	$56,707	$79,996	$794,438	$332,546
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$316,225	$146,854	$56,707	$79,996	$794,438	$332,546

FUND SHARE INFORMATION
Number of shares	30,031	10,967	5,059	7,476	76,906	33,056
Cost of investments	$329,675	$131,275	$49,478	$72,657	$830,373	$352,262
ACCUMULATION UNIT VALUE
Lowest	$10.80	$11.27	$9.69	$9.52	$9.75	$9.77
Highest	$13.96	$12.27	$10.40	$10.08	$10.03	$9.91

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST Defensive Asset Allocation	AST FI Pyramis® Quantitative	AST Global Real Estate	AST Goldman Sachs Large-Cap Value
ASSETS
Investments, at fair value	$4,411,379	$9,750	$350,055	$1,448,740	$2,187	$77,757
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$4,411,379	$9,750	$350,055	$1,448,740	$2,187	$77,757

NET ASSETS
Accumulation units	$4,411,379	$9,750	$350,055	$1,448,740	$2,187	$77,757
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$4,411,379	$9,750	$350,055	$1,448,740	$2,187	$77,757

FUND SHARE INFORMATION
Number of shares	273,999	895	32,533	113,627	194	2,746
Cost of investments	$3,163,913	$7,338	$350,055	$1,156,984	$1,414	$69,934
ACCUMULATION UNIT VALUE
Lowest	$11.86	$14.83	$9.67	$10.34	$11.57	$11.65
Highest	$19.09	$29.79	$10.37	$16.70	$21.13	$21.89

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Mid-Cap Growth	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Government Money Market	AST High Yield	AST Hotchkis & Wiley Large-Cap Value
ASSETS
Investments, at fair value	$100,358	$457,320	$8,786	$458,259	$27,938	$1,083
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$100,358	$457,320	$8,786	$458,259	$27,938	$1,083

NET ASSETS
Accumulation units	$100,358	$457,320	$8,786	$458,259	$27,938	$1,083
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$100,358	$457,320	$8,786	$458,259	$27,938	$1,083

FUND SHARE INFORMATION
Number of shares	13,525	36,238	415	458,259	2,982	43
Cost of investments	$85,303	$369,757	$3,840	$458,259	$22,156	$929
ACCUMULATION UNIT VALUE
Lowest	$15.00	$11.03	$20.32	$8.01	$13.63	$11.71
Highest	$23.17	$15.11	$28.97	$9.55	$17.85	$24.80

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST International Growth	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities
ASSETS
Investments, at fair value	$39,844	$50,939	$2,682,153	$112,980	$47,323	$2,431,645
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$39,844	$50,939	$2,682,153	$112,980	$47,323	$2,431,645

NET ASSETS
Accumulation units	$39,844	$50,939	$2,682,153	$112,980	$47,323	$2,431,645
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$39,844	$50,939	$2,682,153	$112,980	$47,323	$2,431,645

FUND SHARE INFORMATION
Number of shares	3,009	2,934	373,039	8,116	1,992	142,618
Cost of investments	$36,195	$54,379	$2,608,354	$77,257	$42,826	$1,841,140
ACCUMULATION UNIT VALUE
Lowest	$7.86	$7.71	$13.67	$12.06	$8.24	$11.08
Highest	$15.55	$14.68	$16.33	$17.73	$15.09	$14.74

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Loomis Sayles Large-Cap Growth	AST Lord Abbett Core Fixed Income	AST MFS Global Equity	AST MFS Growth	AST Neuberger Berman/LSV Mid-Cap Value	AST New Discovery Asset Allocation
ASSETS
Investments, at fair value	$169,709	$51,475	$60,887	$3,525	$27,263	$172,720
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$169,709	$51,475	$60,887	$3,525	$27,263	$172,720

NET ASSETS
Accumulation units	$169,709	$51,475	$60,887	$3,525	$27,263	$172,720
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$169,709	$51,475	$60,887	$3,525	$27,263	$172,720

FUND SHARE INFORMATION
Number of shares	4,526	4,209	3,675	194	889	13,006
Cost of investments	$99,442	$44,024	$42,118	$1,692	$14,925	$164,648
ACCUMULATION UNIT VALUE
Lowest	$14.57	$11.90	$13.29	$14.30	$16.35	$11.74
Highest	$26.00	$14.87	$21.79	$22.65	$30.61	$12.84

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Parametric Emerging Markets Equity	AST PIMCO Total Return Bond	AST Preservation Asset Allocation	AST Prudential Growth Allocation	AST QMA US Equity Alpha	AST RCM World Trends
ASSETS
Investments, at fair value	$12,462	$78,699	$5,846,940	$10,654,839	$50,535	$1,279,922
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$12,462	$78,699	$5,846,940	$10,654,839	$50,535	$1,279,922

NET ASSETS
Accumulation units	$12,462	$78,699	$5,846,940	$10,654,839	$50,535	$1,279,922
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$12,462	$78,699	$5,846,940	$10,654,839	$50,535	$1,279,922

FUND SHARE INFORMATION
Number of shares	1,558	6,021	397,481	745,615	2,022	101,340
Cost of investments	$12,421	$72,800	$4,228,833	$8,535,091	$26,179	$853,420
ACCUMULATION UNIT VALUE
Lowest	$7.70	$11.37	$12.01	$10.94	$14.88	$10.95
Highest	$13.29	$14.05	$15.27	$18.73	$29.10	$15.65

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Schroders Global Tactical	AST Small-Cap Growth	AST Small-Cap Growth Opportunities	AST Small-Cap Value	AST Templeton Global Bond	AST T. Rowe Price Asset Allocation
ASSETS
Investments, at fair value	$1,095,961	$297	$19,698	$35,810	$40,970	$4,048,551
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$1,095,961	$297	$19,698	$35,810	$40,970	$4,048,551

NET ASSETS
Accumulation units	$1,095,961	$297	$19,698	$35,810	$40,970	$4,048,551
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$1,095,961	$297	$19,698	$35,810	$40,970	$4,048,551

FUND SHARE INFORMATION
Number of shares	69,940	8	1,268	1,342	3,801	159,517
Cost of investments	$896,138	$281	$12,557	$15,218	$42,452	$2,906,852
ACCUMULATION UNIT VALUE
Lowest	$11.71	$16.24	$13.29	$16.62	$9.93	$12.68
Highest	$18.46	$27.58	$25.32	$28.32	$11.88	$18.25

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Natural Resources	AST Value Equity	AST WEDGE Capital Mid-Cap Value	AST Wellington Management Hedged Equity	AST Western Asset Core Plus Bond
ASSETS
Investments, at fair value	$19,738	$44,110	$16,387	$38,767	$215,263	$11,988
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$19,738	$44,110	$16,387	$38,767	$215,263	$11,988

NET ASSETS
Accumulation units	$19,738	$44,110	$16,387	$38,767	$215,263	$11,988
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$19,738	$44,110	$16,387	$38,767	$215,263	$11,988

FUND SHARE INFORMATION
Number of shares	785	2,104	1,261	1,782	16,076	995
Cost of investments	$8,012	$50,519	$14,278	$15,621	$192,757	$10,524
ACCUMULATION UNIT VALUE
Lowest	$16.99	$6.82	$9.90	$15.10	$9.98	$11.55
Highest	$27.05	$13.59	$19.29	$26.50	$18.45	$13.39

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Growth	AB VPS Growth & Income	AB VPS International Value	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value	AB VPS Value
ASSETS
Investments, at fair value	$13,599,701	$42,434,283	$7,723,163	$13,722,787	$10,813,358	$681,693
Due from (to) Allstate Life Insurance Company	2,336	5,805	3,107	36	4,074	778
Total assets	$13,602,037	$42,440,088	$7,726,270	$13,722,823	$10,817,432	$682,471

NET ASSETS
Accumulation units	$13,480,834	$42,352,080	$7,722,112	$13,695,690	$10,782,251	$682,471
Contracts in payout (annuitization) period	121,203	88,008	4,158	27,133	35,181	—
Total net assets	$13,602,037	$42,440,088	$7,726,270	$13,722,823	$10,817,432	$682,471

FUND SHARE INFORMATION
Number of shares	513,003	1,376,396	586,866	316,777	537,443	44,381
Cost of investments	$11,081,844	$30,147,676	$9,208,934	$9,690,457	$9,025,560	$525,411
ACCUMULATION UNIT VALUE
Lowest	$10.37	$16.60	$8.86	$10.44	$31.37	$12.80
Highest	$24.96	$25.57	$10.34	$24.60	$37.60	$14.94
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	American Century Variable Portfolios, Inc.	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	American Century VP International	Deutsche Bond VIP A	Deutsche Capital Growth VIP A	Deutsche Core Equity VIP A	Deutsche CROCI® International VIP A	Deutsche Global Small Cap VIP A
ASSETS
Investments, at fair value	$5,234	$196,568	$1,273,284	$553,247	$165,833	$808,849
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$5,234	$196,568	$1,273,284	$553,247	$165,833	$808,849

NET ASSETS
Accumulation units	$5,234	$170,828	$1,210,515	$551,365	$146,894	$808,849
Contracts in payout (annuitization) period	—	25,740	62,769	1,882	18,939	—
Total net assets	$5,234	$196,568	$1,273,284	$553,247	$165,833	$808,849

FUND SHARE INFORMATION
Number of shares	559	35,610	47,689	42,040	25,631	68,721
Cost of investments	$4,233	$204,587	$1,014,111	$392,509	$241,777	$920,759
ACCUMULATION UNIT VALUE
Lowest	$16.33	$16.26	$22.29	$20.53	$10.92	$33.82
Highest	$16.65	$16.56	$22.70	$20.91	$11.12	$34.44

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Deutsche Variable Series II	Deutsche Variable Series II	Deutsche Variable Series II	Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Stock Index Fund	Dreyfus Variable Investment Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche Global Income Builder VIP A II	Deutsche Government Money Market VIP A II	Deutsche Small Mid Cap Growth VIP A II	Dreyfus Socially Responsible Growth Fund	Dreyfus Stock Index Fund	VIF Government Money Market
ASSETS
Investments, at fair value	$1,063,732	$183,289	$416,515	$23,132	$213,500	$328,196
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$1,063,732	$183,289	$416,515	$23,132	$213,500	$328,196

NET ASSETS
Accumulation units	$989,280	$164,252	$416,515	$23,132	$211,272	$328,196
Contracts in payout (annuitization) period	74,452	19,037	—	—	2,228	—
Total net assets	$1,063,732	$183,289	$416,515	$23,132	$213,500	$328,196

FUND SHARE INFORMATION
Number of shares	45,265	183,289	21,968	611	4,655	328,196
Cost of investments	$998,928	$183,289	$353,379	$19,800	$143,357	$328,196
ACCUMULATION UNIT VALUE
Lowest	$15.94	$10.06	$19.56	$10.76	$15.20	$8.73
Highest	$16.12	$10.16	$19.79	$20.81	$24.68	$11.41

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIF Growth & Income	Federated Government Money Fund II	VIP Contrafund	VIP Equity-Income	VIP Government Money Market	VIP Growth
ASSETS
Investments, at fair value	$43,599	$3,536,725	$3,970,734	$616,261	$20,182,806	$2,871,839
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$43,599	$3,536,725	$3,970,734	$616,261	$20,182,806	$2,871,839

NET ASSETS
Accumulation units	$43,599	$3,491,538	$3,964,776	$615,861	$20,020,644	$2,836,790
Contracts in payout (annuitization) period	—	45,187	5,958	400	162,162	35,049
Total net assets	$43,599	$3,536,725	$3,970,734	$616,261	$20,182,806	$2,871,839

FUND SHARE INFORMATION
Number of shares	1,513	3,536,725	119,673	28,050	20,182,806	48,421
Cost of investments	$34,978	$3,536,725	$3,169,214	$580,694	$20,182,806	$2,062,120
ACCUMULATION UNIT VALUE
Lowest	$15.54	$8.74	$21.32	$19.08	$9.88	$11.57
Highest	$22.51	$12.04	$38.86	$24.29	$9.97	$25.40

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP High Income	VIP Index 500	VIP Investment Grade Bond	VIP Overseas	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)
ASSETS
Investments, at fair value	$419,898	$3,172,909	$869,703	$645,506	$29,788,533	$486,800
Due from (to) Allstate Life Insurance Company	—	—	—	—	6,760	—
Total assets	$419,898	$3,172,909	$869,703	$645,506	$29,795,293	$486,800

NET ASSETS
Accumulation units	$419,557	$3,168,906	$869,305	$644,934	$29,731,723	$486,800
Contracts in payout (annuitization) period	341	4,003	398	572	63,570	—
Total net assets	$419,898	$3,172,909	$869,703	$645,506	$29,795,293	$486,800

FUND SHARE INFORMATION
Number of shares	78,048	13,950	68,806	36,244	917,983	22,684
Cost of investments	$452,508	$1,928,814	$872,711	$654,751	$25,942,533	$476,318
ACCUMULATION UNIT VALUE
Lowest	$15.35	$15.56	$18.35	$10.36	$14.76	$17.05
Highest	$18.40	$18.79	$19.67	$13.64	$29.82	$22.36

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)
ASSETS
Investments, at fair value	$4,232,671	$3,013,497	$1,500,638	$780,014	$28,747,939	$104,546
Due from (to) Allstate Life Insurance Company	4,183	329	92	391	87,688	—
Total assets	$4,236,854	$3,013,826	$1,500,730	$780,405	$28,835,627	$104,546

NET ASSETS
Accumulation units	$3,955,797	$3,013,826	$1,500,730	$780,405	$28,296,322	$104,546
Contracts in payout (annuitization) period	281,057	—	—	—	539,305	—
Total net assets	$4,236,854	$3,013,826	$1,500,730	$780,405	$28,835,627	$104,546

FUND SHARE INFORMATION
Number of shares	345,806	241,273	118,254	71,365	28,747,939	1,789
Cost of investments	$3,841,195	$2,625,925	$1,283,342	$747,872	$28,747,939	$65,412
ACCUMULATION UNIT VALUE
Lowest	$12.27	$12.25	$12.47	$11.06	$8.47	$13.75
Highest	$14.30	$14.26	$14.53	$12.88	$9.91	$20.67

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)
ASSETS
Investments, at fair value	$4,998,445	$1,323,222	$2,365,755	$12,334,463	$538	$9,591,186
Due from (to) Allstate Life Insurance Company	1,079	—	2,003	640	—	2,653
Total assets	$4,999,524	$1,323,222	$2,367,758	$12,335,103	$538	$9,593,839

NET ASSETS
Accumulation units	$4,997,089	$1,323,222	$2,366,434	$12,335,103	$538	$9,517,133
Contracts in payout (annuitization) period	2,435	—	1,324	—	—	76,706
Total net assets	$4,999,524	$1,323,222	$2,367,758	$12,335,103	$538	$9,593,839

FUND SHARE INFORMATION
Number of shares	253,214	43,102	454,953	54,888	44	290,378
Cost of investments	$3,671,463	$1,472,561	$2,503,076	$10,169,957	$553	$9,076,999
ACCUMULATION UNIT VALUE
Lowest	$17.50	$16.26	$14.99	$15.54	$15.31	$15.13
Highest	$20.43	$18.94	$23.03	$23.61	$15.31	$23.98

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP	Franklin Growth and Income VIP	Franklin High Income VIP	Franklin Income VIP	Franklin Large Cap Growth VIP
ASSETS
Investments, at fair value	$6,832	$1,275,166	$20,037,408	$7,222,625	$80,926,003	$20,014,964
Due from (to) Allstate Life Insurance Company	—	175	13,072	5,705	12,217	6,127
Total assets	$6,832	$1,275,341	$20,050,480	$7,228,330	$80,938,220	$20,021,091

NET ASSETS
Accumulation units	$6,832	$1,275,341	$20,010,863	$7,217,007	$80,303,790	$19,918,512
Contracts in payout (annuitization) period	—	—	39,617	11,323	634,430	102,579
Total net assets	$6,832	$1,275,341	$20,050,480	$7,228,330	$80,938,220	$20,021,091

FUND SHARE INFORMATION
Number of shares	387	216,497	1,277,081	1,220,038	5,261,769	1,145,021
Cost of investments	$6,712	$1,827,881	$17,425,632	$7,566,933	$79,883,064	$18,719,673
ACCUMULATION UNIT VALUE
Lowest	$11.87	$15.34	$20.62	$15.43	$15.70	$14.18
Highest	$18.05	$17.91	$25.23	$18.29	$18.86	$16.89

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Mutual Global Discovery VIP	Franklin Mutual Shares VIP	Franklin Small Cap Value VIP	Franklin Small-Mid Cap Growth VIP	Franklin U.S. Government Securities VIP	Templeton Developing Markets VIP
ASSETS
Investments, at fair value	$9,937,825	$48,010,466	$21,247,365	$647,525	$11,389,124	$7,227,691
Due from (to) Allstate Life Insurance Company	1,336	15,016	3,507	—	7,231	1,691
Total assets	$9,939,161	$48,025,482	$21,250,872	$647,525	$11,396,355	$7,229,382

NET ASSETS
Accumulation units	$9,811,984	$47,716,400	$21,125,778	$647,525	$11,311,482	$7,215,788
Contracts in payout (annuitization) period	127,177	309,082	125,094	—	84,873	13,594
Total net assets	$9,939,161	$48,025,482	$21,250,872	$647,525	$11,396,355	$7,229,382

FUND SHARE INFORMATION
Number of shares	504,202	2,390,959	1,097,488	39,799	930,484	982,023
Cost of investments	$10,299,576	$42,129,597	$18,074,810	$712,833	$11,920,551	$9,154,858
ACCUMULATION UNIT VALUE
Lowest	$14.75	$16.24	$21.50	$12.27	$10.71	$18.09
Highest	$21.56	$31.96	$39.72	$34.22	$12.83	$29.45

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Templeton Foreign VIP	Templeton Global Bond VIP	Templeton Growth VIP	VIT Large Cap Value	VIT Mid Cap Value	VIT Small Cap Equity Insights
ASSETS
Investments, at fair value	$44,066,828	$1,010,766	$636,643	$2,415,219	$2,255,527	$4,447,854
Due from (to) Allstate Life Insurance Company	11,194	—	—	1,779	512	2,112
Total assets	$44,078,022	$1,010,766	$636,643	$2,416,998	$2,256,039	$4,449,966

NET ASSETS
Accumulation units	$43,947,092	$897,491	$608,788	$2,386,178	$2,256,039	$4,447,925
Contracts in payout (annuitization) period	130,930	113,275	27,855	30,820	—	2,041
Total net assets	$44,078,022	$1,010,766	$636,643	$2,416,998	$2,256,039	$4,449,966

FUND SHARE INFORMATION
Number of shares	3,237,827	62,201	46,470	237,718	138,973	322,542
Cost of investments	$47,180,514	$1,039,537	$579,301	$2,587,927	$2,175,286	$4,201,830
ACCUMULATION UNIT VALUE
Lowest	$12.51	$20.91	$14.79	$14.92	$18.34	$17.23
Highest	$21.69	$33.56	$22.56	$19.28	$44.85	$33.82

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Strategic Growth	VIT U.S. Equity Insights	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. Comstock	Invesco V.I. Core Equity
ASSETS
Investments, at fair value	$7,131	$3,800,990	$69,718,581	$33,849,497	$23,183,778	$65,415,243
Due from (to) Allstate Life Insurance Company	—	1,930	—	1,069	—	—
Total assets	$7,131	$3,802,920	$69,718,581	$33,850,566	$23,183,778	$65,415,243

NET ASSETS
Accumulation units	$7,131	$3,794,719	$68,623,867	$33,605,992	$23,083,705	$63,779,775
Contracts in payout (annuitization) period	—	8,201	1,094,714	244,574	100,073	1,635,468
Total net assets	$7,131	$3,802,920	$69,718,581	$33,850,566	$23,183,778	$65,415,243

FUND SHARE INFORMATION
Number of shares	450	215,354	1,301,205	1,984,144	1,240,438	1,891,707
Cost of investments	$5,734	$2,836,411	$50,416,654	$29,324,580	$16,037,735	$50,804,285
ACCUMULATION UNIT VALUE
Lowest	$12.78	$14.85	$8.16	$21.16	$19.76	$11.79
Highest	$20.10	$21.97	$25.00	$36.00	$27.69	$30.70

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Government Money Market	Invesco V.I. Government Securities
ASSETS
Investments, at fair value	$6,380,860	$136,355,860	$23,418,674	$25,766,950	$3,850,635	$7,013,342
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$6,380,860	$136,355,860	$23,418,674	$25,766,950	$3,850,635	$7,013,342

NET ASSETS
Accumulation units	$6,232,543	$134,818,313	$22,962,335	$25,577,103	$3,770,338	$6,808,909
Contracts in payout (annuitization) period	148,317	1,537,547	456,339	189,847	80,297	204,433
Total net assets	$6,380,860	$136,355,860	$23,418,674	$25,766,950	$3,850,635	$7,013,342

FUND SHARE INFORMATION
Number of shares	1,027,514	5,168,911	1,318,619	2,918,114	3,850,635	613,591
Cost of investments	$7,284,089	$68,359,418	$20,556,671	$24,199,172	$3,850,635	$7,404,118
ACCUMULATION UNIT VALUE
Lowest	$12.88	$17.72	$11.71	$11.81	$9.50	$12.65
Highest	$17.07	$70.35	$31.32	$28.27	$11.56	$17.57

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index
ASSETS
Investments, at fair value	$12,014,375	$15,291,985	$5,269,435	$8,876,809	$5,925,058	$31,797,693
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$12,014,375	$15,291,985	$5,269,435	$8,876,809	$5,925,058	$31,797,693

NET ASSETS
Accumulation units	$11,857,024	$15,065,740	$5,122,731	$8,761,701	$5,794,104	$31,452,294
Contracts in payout (annuitization) period	157,351	226,245	146,704	115,108	130,954	345,399
Total net assets	$12,014,375	$15,291,985	$5,269,435	$8,876,809	$5,925,058	$31,797,693

FUND SHARE INFORMATION
Number of shares	2,224,884	464,943	440,220	689,729	1,211,668	1,894,976
Cost of investments	$12,616,805	$10,794,739	$6,163,634	$8,434,093	$5,177,671	$24,443,315
ACCUMULATION UNIT VALUE
Lowest	$7.43	$13.01	$25.37	$17.54	$17.21	$15.18
Highest	$30.06	$25.69	$27.38	$26.31	$25.81	$21.07

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Comstock II	Invesco V.I. Core Equity II
ASSETS
Investments, at fair value	$2,365,631	$6,094,652	$18,501,114	$20,551,714	$77,167,538	$1,388,579
Due from (to) Allstate Life Insurance Company	—	—	3,740	8,578	23,506	589
Total assets	$2,365,631	$6,094,652	$18,504,854	$20,560,292	$77,191,044	$1,389,168

NET ASSETS
Accumulation units	$2,339,965	$5,994,133	$18,440,686	$20,533,904	$76,841,312	$1,359,044
Contracts in payout (annuitization) period	25,666	100,519	64,168	26,388	349,732	30,124
Total net assets	$2,365,631	$6,094,652	$18,504,854	$20,560,292	$77,191,044	$1,389,168

FUND SHARE INFORMATION
Number of shares	132,232	940,533	356,065	1,216,078	4,144,336	40,709
Cost of investments	$1,924,621	$6,949,766	$10,987,270	$18,234,903	$52,354,518	$1,129,231
ACCUMULATION UNIT VALUE
Lowest	$18.11	$14.48	$12.46	$21.22	$17.27	$14.10
Highest	$19.54	$17.65	$23.81	$34.04	$26.44	$19.57

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II	Invesco V.I. Government Money Market II	Invesco V.I. Government Securities II
ASSETS
Investments, at fair value	$114,315	$30,941,123	$26,666,370	$12,001,390	$524,994	$233,828
Due from (to) Allstate Life Insurance Company	—	8,479	7,116	2,687	—	—
Total assets	$114,315	$30,949,602	$26,673,486	$12,004,077	$524,994	$233,828

NET ASSETS
Accumulation units	$114,315	$30,807,140	$26,363,609	$11,925,315	$511,217	$233,828
Contracts in payout (annuitization) period	—	142,462	309,877	78,762	13,777	—
Total net assets	$114,315	$30,949,602	$26,673,486	$12,004,077	$524,994	$233,828

FUND SHARE INFORMATION
Number of shares	18,498	1,179,608	1,508,279	1,359,161	524,994	20,638
Cost of investments	$130,834	$17,102,481	$22,286,433	$11,134,142	$524,994	$251,145
ACCUMULATION UNIT VALUE
Lowest	$12.03	$16.09	$12.78	$12.14	$8.03	$11.50
Highest	$14.18	$23.95	$24.46	$17.17	$9.48	$13.58

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II
ASSETS
Investments, at fair value	$41,513,690	$7,157,673	$1,968,643	$117,204	$1,246,753	$7,127,739
Due from (to) Allstate Life Insurance Company	19,330	5,263	23	—	1,160	220
Total assets	$41,533,020	$7,162,936	$1,968,666	$117,204	$1,247,913	$7,127,959

NET ASSETS
Accumulation units	$41,424,216	$7,155,428	$1,968,666	$117,204	$1,236,795	$7,088,655
Contracts in payout (annuitization) period	108,804	7,508	—	—	11,118	39,304
Total net assets	$41,533,020	$7,162,936	$1,968,666	$117,204	$1,247,913	$7,127,959

FUND SHARE INFORMATION
Number of shares	1,974,961	1,335,387	60,686	9,899	98,870	1,475,722
Cost of investments	$37,517,690	$7,612,718	$1,815,975	$141,848	$1,206,551	$6,663,339
ACCUMULATION UNIT VALUE
Lowest	$23.36	$8.62	$8.92	$22.49	$16.10	$16.45
Highest	$30.28	$22.04	$21.10	$25.86	$21.66	$27.39
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Janus Aspen Series	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	Forty Portfolio	Emerging Markets Equity	ClearBridge Variable Large Cap Value Portfolio I
ASSETS
Investments, at fair value	$47,044,877	$7,242	$3,811,953	$11,057	$93	$449
Due from (to) Allstate Life Insurance Company	12,930	—	5,225	—	—	—
Total assets	$47,057,807	$7,242	$3,817,178	$11,057	$93	$449

NET ASSETS
Accumulation units	$46,822,982	$7,242	$3,791,413	$11,057	$93	$449
Contracts in payout (annuitization) period	234,825	—	25,765	—	—	—
Total net assets	$47,057,807	$7,242	$3,817,178	$11,057	$93	$449

FUND SHARE INFORMATION
Number of shares	2,818,746	423	591,000	344	5	23
Cost of investments	$34,448,838	$6,154	$4,256,705	$9,932	$84	$400
ACCUMULATION UNIT VALUE
Lowest	$13.83	$16.02	$12.45	$26.54	$44.98	$20.79
Highest	$25.24	$18.43	$18.84	$26.54	$44.98	$20.79

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities	Mid-Cap Stock	MFS Growth
ASSETS
Investments, at fair value	$13,191,373	$3,594,893	$10,144,107	$5,565,959	$11,825,575	$667,237
Due from (to) Allstate Life Insurance Company	6,366	1,669	1,868	1,041	2,909	—
Total assets	$13,197,739	$3,596,562	$10,145,975	$5,567,000	$11,828,484	$667,237

NET ASSETS
Accumulation units	$13,037,648	$3,583,110	$10,049,268	$5,545,457	$11,748,400	$636,181
Contracts in payout (annuitization) period	160,091	13,452	96,707	21,543	80,084	31,056
Total net assets	$13,197,739	$3,596,562	$10,145,975	$5,567,000	$11,828,484	$667,237

FUND SHARE INFORMATION
Number of shares	1,104,805	196,442	276,256	465,381	463,385	17,215
Cost of investments	$13,046,032	$3,278,939	$7,757,062	$6,356,457	$9,282,683	$485,534
ACCUMULATION UNIT VALUE
Lowest	$15.96	$18.85	$15.26	$18.81	$16.84	$10.97
Highest	$19.01	$22.45	$18.17	$22.40	$20.06	$28.68

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS High Yield	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond	MFS Utilities
ASSETS
Investments, at fair value	$234,851	$725,578	$1,041,149	$429,597	$851,784	$229,459
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$234,851	$725,578	$1,041,149	$429,597	$851,784	$229,459

NET ASSETS
Accumulation units	$234,851	$720,696	$1,041,149	$426,957	$851,393	$229,459
Contracts in payout (annuitization) period	—	4,882	—	2,640	391	—
Total net assets	$234,851	$725,578	$1,041,149	$429,597	$851,784	$229,459

FUND SHARE INFORMATION
Number of shares	40,632	28,376	64,348	16,523	65,071	8,559
Cost of investments	$248,679	$581,341	$980,898	$346,228	$815,968	$210,448
ACCUMULATION UNIT VALUE
Lowest	$18.81	$15.69	$17.09	$13.80	$18.83	$28.17
Highest	$20.17	$19.87	$36.66	$18.84	$20.19	$30.42

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	Morgan Stanley Variable Investment Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery (Service Class)	MFS Research (Service Class)	MFS Utilities (Service Class)	European Equity
ASSETS
Investments, at fair value	$71,755	$115,678	$74,423	$33,057	$684,152	$21,603,059
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$71,755	$115,678	$74,423	$33,057	$684,152	$21,603,059

NET ASSETS
Accumulation units	$71,755	$115,678	$74,423	$33,057	$684,152	$21,399,144
Contracts in payout (annuitization) period	—	—	—	—	—	203,915
Total net assets	$71,755	$115,678	$74,423	$33,057	$684,152	$21,603,059

FUND SHARE INFORMATION
Number of shares	1,910	4,576	4,958	1,285	25,944	1,416,594
Cost of investments	$54,779	$87,220	$70,685	$21,293	$615,357	$24,437,492
ACCUMULATION UNIT VALUE
Lowest	$15.75	$16.18	$17.12	$16.27	$21.78	$9.98
Highest	$25.87	$22.19	$24.59	$24.15	$31.06	$49.75

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Income Plus	Limited Duration	Multi Cap Growth	European Equity (Class Y Shares)	Income Plus (Class Y Shares)	Limited Duration (Class Y Shares)
ASSETS
Investments, at fair value	$48,940,816	$5,415,665	$151,786,571	$5,643,921	$51,557,997	$21,681,692
Due from (to) Allstate Life Insurance Company	—	—	—	107	41,592	10,512
Total assets	$48,940,816	$5,415,665	$151,786,571	$5,644,028	$51,599,589	$21,692,204

NET ASSETS
Accumulation units	$48,308,045	$5,344,252	$150,588,781	$5,550,525	$51,167,945	$21,617,260
Contracts in payout (annuitization) period	632,771	71,413	1,197,790	93,503	431,644	74,944
Total net assets	$48,940,816	$5,415,665	$151,786,571	$5,644,028	$51,599,589	$21,692,204

FUND SHARE INFORMATION
Number of shares	4,373,621	708,857	3,735,825	370,579	4,619,892	2,841,637
Cost of investments	$47,162,327	$6,227,453	$143,799,963	$6,376,037	$49,895,059	$25,163,526
ACCUMULATION UNIT VALUE
Lowest	$17.89	$9.46	$16.02	$9.08	$14.30	$7.90
Highest	$55.18	$12.33	$229.91	$17.22	$21.19	$10.47

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Morgan Stanley Variable Investment Series (Class Y Shares)	Neuberger Berman Advisors Management Trust	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Multi Cap Growth (Class Y Shares)	AMT Large Cap Value	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Core Bond	Oppenheimer Discovery Mid Cap Growth
ASSETS
Investments, at fair value	$41,389,205	$22,487	$2,503,450	$1,070,194	$484,301	$554,222
Due from (to) Allstate Life Insurance Company	12,920	—	—	—	—	—
Total assets	$41,402,125	$22,487	$2,503,450	$1,070,194	$484,301	$554,222

NET ASSETS
Accumulation units	$41,328,201	$22,487	$2,498,028	$1,021,016	$484,301	$554,222
Contracts in payout (annuitization) period	73,924	—	5,422	49,178	—	—
Total net assets	$41,402,125	$22,487	$2,503,450	$1,070,194	$484,301	$554,222

FUND SHARE INFORMATION
Number of shares	1,049,156	1,476	51,767	72,018	63,142	7,629
Cost of investments	$39,129,274	$21,722	$2,206,696	$965,730	$588,733	$404,846
ACCUMULATION UNIT VALUE
Lowest	$14.54	$20.64	$11.70	$12.23	$11.89	$7.79
Highest	$31.92	$22.36	$18.92	$16.28	$12.74	$19.42

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global	Oppenheimer Global Strategic Income	Oppenheimer Main Street	Oppenheimer Main Street Small Cap	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)
ASSETS
Investments, at fair value	$1,950,722	$1,397,899	$1,314,536	$1,183,236	$16,326,972	$6,842,871
Due from (to) Allstate Life Insurance Company	—	—	—	—	5,520	2,798
Total assets	$1,950,722	$1,397,899	$1,314,536	$1,183,236	$16,332,492	$6,845,669

NET ASSETS
Accumulation units	$1,948,785	$1,284,588	$1,303,862	$1,182,795	$16,289,095	$6,795,892
Contracts in payout (annuitization) period	1,937	113,311	10,674	441	43,397	49,777
Total net assets	$1,950,722	$1,397,899	$1,314,536	$1,183,236	$16,332,492	$6,845,669

FUND SHARE INFORMATION
Number of shares	55,703	282,976	46,270	49,138	342,069	466,453
Cost of investments	$1,664,746	$1,436,289	$1,045,787	$933,320	$14,267,208	$6,678,479
ACCUMULATION UNIT VALUE
Lowest	$17.62	$4.04	$15.53	$37.49	$16.91	$13.28
Highest	$29.32	$21.55	$23.46	$40.19	$20.56	$16.26

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Core Bond (SS)	Oppenheimer Discovery Mid Cap Growth (SS)	Oppenheimer Global (SS)	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)
ASSETS
Investments, at fair value	$13,719,728	$5,812,414	$7,470,862	$37,197,446	$30,458,282	$13,785,074
Due from (to) Allstate Life Insurance Company	5,466	973	569	39,125	13,031	3,067
Total assets	$13,725,194	$5,813,387	$7,471,431	$37,236,571	$30,471,313	$13,788,141

NET ASSETS
Accumulation units	$13,675,229	$5,799,803	$7,377,726	$36,965,735	$30,221,835	$13,591,202
Contracts in payout (annuitization) period	49,965	13,584	93,705	270,836	249,478	196,939
Total net assets	$13,725,194	$5,813,387	$7,471,431	$37,236,571	$30,471,313	$13,788,141

FUND SHARE INFORMATION
Number of shares	1,812,381	83,716	215,672	7,336,774	1,083,154	580,424
Cost of investments	$15,307,190	$4,244,013	$6,567,775	$38,746,681	$24,468,535	$10,651,668
ACCUMULATION UNIT VALUE
Lowest	$7.90	$19.49	$23.83	$15.41	$21.32	$31.34
Highest	$9.40	$23.85	$29.17	$18.86	$26.09	$38.35

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Foreign Bond (US Dollar-Hedged)	PIMCO VIT Total Return	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return (Advisor Shares)
ASSETS
Investments, at fair value	$600	$1,647	$942,657	$639,001	$1,795,474	$10,030,010
Due from (to) Allstate Life Insurance Company	—	—	946	422	858	6,648
Total assets	$600	$1,647	$943,603	$639,423	$1,796,332	$10,036,658

NET ASSETS
Accumulation units	$600	$1,647	$943,603	$639,423	$1,796,332	$10,036,658
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$600	$1,647	$943,603	$639,423	$1,796,332	$10,036,658

FUND SHARE INFORMATION
Number of shares	54	155	118,573	50,795	146,330	942,670
Cost of investments	$560	$1,666	$1,948,334	$682,176	$1,900,278	$10,234,040
ACCUMULATION UNIT VALUE
Lowest	$18.05	$17.12	$5.08	$14.06	$11.73	$13.13
Highest	$18.05	$17.12	$5.86	$16.20	$13.52	$15.12

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Profunds VP	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	ProFund VP Large-Cap Value	VT American Government Income	VT Capital Opportunities	VT Diversified Income	VT Equity Income	VT George Putnam Balanced
ASSETS
Investments, at fair value	$60,100	$13,239,577	$3,434,046	$17,555,403	$59,344,519	$43,735,736
Due from (to) Allstate Life Insurance Company	—	—	—	—	7,750	5,878
Total assets	$60,100	$13,239,577	$3,434,046	$17,555,403	$59,352,269	$43,741,614

NET ASSETS
Accumulation units	$60,100	$12,995,371	$3,417,996	$17,488,829	$59,056,164	$43,370,405
Contracts in payout (annuitization) period	—	244,206	16,050	66,574	296,105	371,209
Total net assets	$60,100	$13,239,577	$3,434,046	$17,555,403	$59,352,269	$43,741,614

FUND SHARE INFORMATION
Number of shares	1,447	1,384,893	185,424	2,892,159	2,515,664	4,205,359
Cost of investments	$58,248	$15,348,669	$3,045,346	$21,616,763	$30,953,215	$40,499,020
ACCUMULATION UNIT VALUE
Lowest	$12.25	$9.04	$22.24	$14.00	$14.42	$13.54
Highest	$21.63	$19.31	$31.87	$21.19	$31.11	$17.46

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Global Asset Allocation	VT Global Equity	VT Global Health Care	VT Global Utilities	VT Government Money Market	VT Growth and Income
ASSETS
Investments, at fair value	$19,438,454	$12,373,151	$21,888,637	$7,445,530	$38,523,693	$111,218,287
Due from (to) Allstate Life Insurance Company	2,048	—	609	627	342,457	3,582
Total assets	$19,440,502	$12,373,151	$21,889,246	$7,446,157	$38,866,150	$111,221,869

NET ASSETS
Accumulation units	$19,358,554	$12,330,042	$21,820,008	$7,406,841	$38,637,300	$110,726,123
Contracts in payout (annuitization) period	81,948	43,109	69,238	39,316	228,850	495,746
Total net assets	$19,440,502	$12,373,151	$21,889,246	$7,446,157	$38,866,150	$111,221,869

FUND SHARE INFORMATION
Number of shares	1,162,587	809,232	1,395,959	681,825	38,523,693	4,279,272
Cost of investments	$18,029,350	$11,857,257	$18,926,833	$9,188,365	$38,523,693	$90,623,378
ACCUMULATION UNIT VALUE
Lowest	$14.91	$7.01	$17.94	$10.60	$7.95	$14.71
Highest	$23.55	$16.64	$27.01	$21.74	$11.40	$24.15

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Growth Opportunities	VT High Yield	VT Income	VT International Equity	VT International Growth	VT International Value
ASSETS
Investments, at fair value	$87,434,215	$24,937,641	$52,355,923	$54,615,385	$8,836,640	$10,002,022
Due from (to) Allstate Life Insurance Company	6,307	8,398	15,522	5,890	—	—
Total assets	$87,440,522	$24,946,039	$52,371,445	$54,621,275	$8,836,640	$10,002,022

NET ASSETS
Accumulation units	$87,014,726	$24,857,043	$51,936,787	$54,349,106	$8,817,414	$9,970,468
Contracts in payout (annuitization) period	425,796	88,996	434,658	272,169	19,226	31,554
Total net assets	$87,440,522	$24,946,039	$52,371,445	$54,621,275	$8,836,640	$10,002,022

FUND SHARE INFORMATION
Number of shares	11,311,024	3,872,304	4,803,296	4,429,472	503,799	1,059,536
Cost of investments	$85,624,057	$25,833,307	$56,494,661	$63,697,548	$7,622,683	$12,973,303
ACCUMULATION UNIT VALUE
Lowest	$7.20	$16.34	$13.25	$8.61	$6.08	$10.47
Highest	$22.61	$26.30	$20.65	$18.63	$13.57	$16.26

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	The Universal Institutional Funds, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Investors	VT Multi-Cap Growth	VT Multi-Cap Value	VT Research	VT Small Cap Value	Morgan Stanley UIF Core Plus Fixed Income
ASSETS
Investments, at fair value	$44,325,373	$65,714,109	$6,248,088	$21,006,085	$35,691,804	$243,274
Due from (to) Allstate Life Insurance Company	670	283	—	308	—	—
Total assets	$44,326,043	$65,714,392	$6,248,088	$21,006,393	$35,691,804	$243,274

NET ASSETS
Accumulation units	$44,160,364	$65,580,424	$6,248,088	$20,902,437	$35,672,444	$243,274
Contracts in payout (annuitization) period	165,679	133,968	—	103,956	19,360	—
Total net assets	$44,326,043	$65,714,392	$6,248,088	$21,006,393	$35,691,804	$243,274

FUND SHARE INFORMATION
Number of shares	2,484,606	2,010,836	355,814	962,258	2,266,146	22,800
Cost of investments	$28,947,921	$46,194,942	$5,463,025	$12,144,490	$34,040,329	$240,220
ACCUMULATION UNIT VALUE
Lowest	$10.11	$7.74	$23.09	$12.40	$21.92	$13.40
Highest	$25.98	$28.52	$32.50	$25.78	$46.35	$18.22

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Emerging Markets Equity	Morgan Stanley UIF Global Infrastructure	Morgan Stanley UIF Global Strategist	Morgan Stanley UIF Growth	Morgan Stanley UIF Mid Cap Growth	Morgan Stanley UIF U.S. Real Estate
ASSETS
Investments, at fair value	$13,434,811	$38,250,875	$57,487,566	$22,120,158	$9,256,028	$16,359,082
Due from (to) Allstate Life Insurance Company	—	—	5	37	—	—
Total assets	$13,434,811	$38,250,875	$57,487,571	$22,120,195	$9,256,028	$16,359,082

NET ASSETS
Accumulation units	$13,369,178	$37,706,773	$56,642,123	$22,018,964	$9,227,520	$16,306,139
Contracts in payout (annuitization) period	65,633	544,102	845,448	101,231	28,508	52,943
Total net assets	$13,434,811	$38,250,875	$57,487,571	$22,120,195	$9,256,028	$16,359,082

FUND SHARE INFORMATION
Number of shares	1,020,882	5,079,797	5,824,475	897,369	1,061,471	764,800
Cost of investments	$13,632,238	$42,887,853	$59,316,572	$19,234,551	$11,162,407	$11,519,258
ACCUMULATION UNIT VALUE
Lowest	$14.86	$15.61	$10.69	$14.58	$19.62	$30.05
Highest	$26.18	$62.41	$56.48	$27.46	$24.80	$57.51

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Emerging Markets Debt (Class II)	Morgan Stanley UIF Emerging Markets Equity (Class II)	Morgan Stanley UIF Global Franchise (Class II)	Morgan Stanley UIF Global Infrastructure (Class II)	Morgan Stanley UIF Global Strategist (Class II)	Morgan Stanley UIF Growth (Class II)
ASSETS
Investments, at fair value	$7,127,655	$4,295,412	$25,237,222	$10,874,456	$19,626,239	$4,616,328
Due from (to) Allstate Life Insurance Company	11,745	2,712	12,165	341	3,838	479
Total assets	$7,139,400	$4,298,124	$25,249,387	$10,874,797	$19,630,077	$4,616,807

NET ASSETS
Accumulation units	$7,125,156	$4,298,124	$25,134,717	$10,682,594	$19,498,977	$4,597,250
Contracts in payout (annuitization) period	14,244	—	114,670	192,203	131,100	19,557
Total net assets	$7,139,400	$4,298,124	$25,249,387	$10,874,797	$19,630,077	$4,616,807

FUND SHARE INFORMATION
Number of shares	920,886	327,644	1,996,616	1,451,863	1,998,599	195,111
Cost of investments	$7,535,511	$4,603,389	$29,213,697	$12,229,545	$20,107,410	$3,827,566
ACCUMULATION UNIT VALUE
Lowest	$18.22	$25.68	$21.90	$14.00	$11.61	$21.88
Highest	$26.93	$30.78	$32.30	$29.92	$16.86	$30.27
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2016

	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Mid Cap Growth (Class II)	Morgan Stanley UIF Small Company Growth (Class II)	Morgan Stanley UIF U.S. Real Estate (Class II)
ASSETS
Investments, at fair value	$11,115,530	$5,525,017	$27,579,226
Due from (to) Allstate Life Insurance Company	3,191	408	22,331
Total assets	$11,118,721	$5,525,425	$27,601,557

NET ASSETS
Accumulation units	$11,096,165	$5,524,998	$27,517,791
Contracts in payout (annuitization) period	22,556	427	83,766
Total net assets	$11,118,721	$5,525,425	$27,601,557

FUND SHARE INFORMATION
Number of shares	1,300,062	519,757	1,297,235
Cost of investments	$13,647,975	$7,353,429	$19,816,879
ACCUMULATION UNIT VALUE
Lowest	$12.18	$23.82	$29.36
Highest	$28.26	$28.96	$40.19

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock Low Duration Bond*	AST Bond Portfolio 2018
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(66,361)	(33,038)	(99,898)	(263)	(955)	(5,942)
Administrative expense	(6,225)	(3,214)	(11,259)	(29)	(135)	(640)
Net investment income (loss)	(72,586)	(36,252)	(111,157)	(292)	(1,090)	(6,582)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,102,860	330,702	1,082,731	299	1,434	17,816
Cost of investments sold	928,795	238,066	741,700	253	1,478	15,469
Realized gains (losses) on fund
shares	174,065	92,636	341,031	46	(44)	2,347
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	174,065	92,636	341,031	46	(44)	2,347
Change in unrealized gains
(losses)	63,760	47,200	110,912	1,238	1,495	4,568
Net realized and change in
unrealized gains (losses) on
investments	237,825	139,836	451,943	1,284	1,451	6,915

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$165,239	$103,584	$340,786	$992	$361	$333

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2019	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2025	AST Bond Portfolio 2026
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(5,602)	(2,558)	(790)	(1,120)	(8,815)	(3,664)
Administrative expense	(482)	(228)	(88)	(125)	(898)	(356)
Net investment income (loss)	(6,084)	(2,786)	(878)	(1,245)	(9,713)	(4,020)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,119	2,786	947	1,281	1,155,126	447,323
Cost of investments sold	6,318	2,426	799	1,119	1,050,532	447,850
Realized gains (losses) on fund
shares	(199)	360	148	162	104,594	(527)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	(199)	360	148	162	104,594	(527)
Change in unrealized gains
(losses)	4,843	2,393	962	1,404	(18,816)	(37,209)
Net realized and change in
unrealized gains (losses) on
investments	4,644	2,753	1,110	1,566	85,778	(37,736)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(1,440)	$(33)	$232	$321	$76,065	$(41,756)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2027*	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST Defensive Asset Allocation	AST FI Pyramis® Quantitative	AST Global Real Estate
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,345)	(71,438)	(239)	(11,796)	(21,368)	(32)
Administrative expense	(140)	(7,008)	(29)	(916)	(2,281)	(4)
Net investment income (loss)	(1,485)	(78,446)	(268)	(12,712)	(23,649)	(36)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	57,280	1,677,765	22,296	702,452	521,572	435
Cost of investments sold	60,682	1,239,005	15,884	678,768	447,676	226
Realized gains (losses) on fund
shares	(3,402)	438,760	6,412	23,684	73,896	209
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	(3,402)	438,760	6,412	23,684	73,896	209
Change in unrealized gains
(losses)	(19,715)	(129,707)	(5,274)	5,308	(18,843)	(183)
Net realized and change in
unrealized gains (losses) on
investments	(23,117)	309,053	1,138	28,992	55,053	26

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(24,602)	$230,607	$870	$16,280	$31,404	$(10)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Large-Cap Value	AST Goldman Sachs Mid-Cap Growth	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Government Money Market*	AST High Yield
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,102)	(1,144)	(4,744)	(85)	(6,559)	(365)
Administrative expense	(113)	(158)	(566)	(11)	(640)	(56)
Net investment income (loss)	(1,215)	(1,302)	(5,310)	(96)	(7,199)	(421)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	8,303	12,696	248,744	230	739,643	24,925
Cost of investments sold	7,787	10,115	213,940	139	739,643	21,360
Realized gains (losses) on fund
shares	516	2,581	34,804	91	—	3,565
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	516	2,581	34,804	91	—	3,565
Change in unrealized gains
(losses)	7,751	(694)	(14,623)	1,621	—	1,830
Net realized and change in
unrealized gains (losses) on
investments	8,267	1,887	20,181	1,712	—	5,395

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7,052	$585	$14,871	$1,616	$(7,199)	$4,974

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Hotchkis & Wiley Large-Cap Value*	AST International Growth	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(10)	(463)	(591)	(41,940)	(1,211)	(651)
Administrative expense	(1)	(64)	(80)	(4,644)	(167)	(69)
Net investment income (loss)	(11)	(527)	(671)	(46,584)	(1,378)	(720)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	13	6,477	5,575	3,508,218	24,831	723
Cost of investments sold	11	6,180	5,991	3,320,255	19,316	658
Realized gains (losses) on fund
shares	2	297	(416)	187,963	5,515	65
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	2	297	(416)	187,963	5,515	65
Change in unrealized gains
(losses)	180	(1,919)	648	(2,314)	(327)	819
Net realized and change in
unrealized gains (losses) on
investments	182	(1,622)	232	185,649	5,188	884

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$171	$(2,149)	$(439)	$139,065	$3,810	$164

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST J.P. Morgan Strategic Opportunities	AST Loomis Sayles Large-Cap Growth	AST Lord Abbett Core Fixed Income	AST MFS Global Equity	AST MFS Growth	AST Neuberger Berman/LSV Mid-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(36,165)	(2,166)	(560)	(628)	(35)	(306)
Administrative expense	(3,717)	(265)	(82)	(96)	(4)	(39)
Net investment income (loss)	(39,882)	(2,431)	(642)	(724)	(39)	(345)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	572,210	22,666	3,905	8,661	48	3,201
Cost of investments sold	451,326	13,524	3,308	5,480	24	2,418
Realized gains (losses) on fund
shares	120,884	9,142	597	3,181	24	783
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	120,884	9,142	597	3,181	24	783
Change in unrealized gains
(losses)	(36,647)	895	849	1,288	40	3,596
Net realized and change in
unrealized gains (losses) on
investments	84,237	10,037	1,446	4,469	64	4,379

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$44,355	$7,606	$804	$3,745	$25	$4,034

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST New Discovery Asset Allocation	AST Parametric Emerging Markets Equity	AST PIMCO Total Return Bond	AST Preservation Asset Allocation	AST Prudential Growth Allocation	AST QMA US Equity Alpha
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(3,282)	(145)	(983)	(83,535)	(143,222)	(547)
Administrative expense	(257)	(18)	(130)	(9,154)	(15,538)	(81)
Net investment income (loss)	(3,539)	(163)	(1,113)	(92,689)	(158,760)	(628)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	15,974	471	11,689	1,004,519	2,566,854	13,234
Cost of investments sold	15,537	607	10,701	786,695	2,201,539	7,704
Realized gains (losses) on fund
shares	437	(136)	988	217,824	365,315	5,530
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	437	(136)	988	217,824	365,315	5,530
Change in unrealized gains
(losses)	6,964	1,493	2,733	115,314	596,701	1,817
Net realized and change in
unrealized gains (losses) on
investments	7,401	1,357	3,721	333,138	962,016	7,347

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,862	$1,194	$2,608	$240,449	$803,256	$6,719

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST RCM World Trends	AST Schroders Global Tactical	AST Small-Cap Growth	AST Small-Cap Growth Opportunities	AST Small-Cap Value	AST Templeton Global Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(20,289)	(13,799)	(10)	(235)	(348)	(504)
Administrative expense	(1,950)	(1,595)	(1)	(32)	(46)	(65)
Net investment income (loss)	(22,239)	(15,394)	(11)	(267)	(394)	(569)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	199,639	136,301	1,184	7,567	1,980	6,818
Cost of investments sold	154,517	126,982	1,092	6,164	1,266	7,422
Realized gains (losses) on fund
shares	45,122	9,319	92	1,403	714	(604)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	45,122	9,319	92	1,403	714	(604)
Change in unrealized gains
(losses)	12,677	60,367	14	142	7,531	2,233
Net realized and change in
unrealized gains (losses) on
investments	57,799	69,686	106	1,545	8,245	1,629

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$35,560	$54,292	$95	$1,278	$7,851	$1,060

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST T. Rowe Price Asset Allocation	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Natural Resources	AST Value Equity*	AST WEDGE Capital Mid-Cap Value*	AST Wellington Management Hedged Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(65,499)	(195)	(852)	(196)	(521)	(3,376)
Administrative expense	(6,558)	(29)	(100)	(24)	(61)	(359)
Net investment income (loss)	(72,057)	(224)	(952)	(220)	(582)	(3,735)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,476,734	1,681	40,817	1,844	8,439	86,211
Cost of investments sold	1,149,044	1,412	45,038	1,794	4,084	76,756
Realized gains (losses) on fund
shares	327,690	269	(4,221)	50	4,355	9,455
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	327,690	269	(4,221)	50	4,355	9,455
Change in unrealized gains
(losses)	(27,728)	284	19,666	916	880	5,646
Net realized and change in
unrealized gains (losses) on
investments	299,962	553	15,445	966	5,235	15,101

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$227,905	$329	$14,493	$746	$4,653	$11,366

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Advanced Series Trust	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Western Asset Core Plus Bond	AB VPS Growth	AB VPS Growth & Income	AB VPS International Value	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$341,688	$84,130	$—	$35,496
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(104)	(222,953)	(662,493)	(118,559)	(224,689)	(152,197)
Administrative expense	(18)	(20,583)	(48,408)	(15,066)	(16,849)	(19,171)
Net investment income (loss)	(122)	(243,536)	(369,213)	(49,495)	(241,538)	(135,872)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	863	2,872,719	8,977,615	1,521,913	2,343,999	1,912,036
Cost of investments sold	766	2,150,713	6,559,643	1,867,657	1,568,251	1,795,980
Realized gains (losses) on fund
shares	97	722,006	2,417,972	(345,744)	775,748	116,056
Realized gain distributions	—	1,733,695	2,537,262	—	1,736,972	583,629
Net realized gains (losses)	97	2,455,701	4,955,234	(345,744)	2,512,720	699,685
Change in unrealized gains
(losses)	524	(2,357,714)	(933,533)	180,544	(2,194,684)	1,507,851
Net realized and change in
unrealized gains (losses) on
investments	621	97,987	4,021,701	(165,200)	318,036	2,207,536

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$499	$(145,549)	$3,652,488	$(214,695)	$76,498	$2,071,664

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Alliance Bernstein Variable Product Series Fund	American Century Variable Portfolios, Inc.	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Value	American Century VP International	Deutsche Bond VIP A	Deutsche Capital Growth VIP A	Deutsche Core Equity VIP A	Deutsche CROCI® International VIP A
NET INVESTMENT INCOME (LOSS)
Dividends	$9,322	$56	$9,538	$9,538	$7,486	$18,857
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(10,395)	(72)	(782)	(5,027)	(2,189)	(724)
Administrative expense	(1,251)	(5)	(583)	(3,662)	(1,557)	(514)
Net investment income (loss)	(2,324)	(21)	8,173	849	3,740	17,619

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	107,055	81	7,090	135,020	90,929	47,098
Cost of investments sold	90,575	65	7,269	108,520	67,114	71,321
Realized gains (losses) on fund
shares	16,480	16	(179)	26,500	23,815	(24,223)
Realized gain distributions	—	—	—	101,125	47,593	—
Net realized gains (losses)	16,480	16	(179)	127,625	71,408	(24,223)
Change in unrealized gains
(losses)	43,610	(380)	1,443	(84,686)	(29,244)	5,613
Net realized and change in
unrealized gains (losses) on
investments	60,090	(364)	1,264	42,939	42,164	(18,610)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$57,766	$(385)	$9,437	$43,788	$45,904	$(991)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Deutsche Variable Series I	Deutsche Variable Series II	Deutsche Variable Series II	Deutsche Variable Series II	Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Stock Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche Global Small Cap VIP A	Deutsche Global Income Builder VIP A II	Deutsche Government Money Market VIP A II*	Deutsche Small Mid Cap Growth VIP A II	Dreyfus Socially Responsible Growth Fund	Dreyfus Stock Index Fund
NET INVESTMENT INCOME (LOSS)
Dividends	$3,322	$42,616	$100	$—	$274	$7,061
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(3,506)	(4,394)	(841)	(1,557)	(254)	(4,901)
Administrative expense	(2,500)	(3,126)	(588)	(1,109)	(22)	(368)
Net investment income (loss)	(2,684)	35,096	(1,329)	(2,666)	(2)	1,792

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	113,430	92,192	50,971	16,610	283	395,122
Cost of investments sold	133,974	90,251	50,971	14,359	254	276,548
Realized gains (losses) on fund
shares	(20,544)	1,941	—	2,251	29	118,574
Realized gain distributions	102,478	—	—	61,180	2,080	18,916
Net realized gains (losses)	81,934	1,941	—	63,431	2,109	137,490
Change in unrealized gains
(losses)	(77,285)	23,848	—	(30,463)	(202)	(102,837)
Net realized and change in
unrealized gains (losses) on
investments	4,649	25,789	—	32,968	1,907	34,653

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,965	$60,885	$(1,329)	$30,302	$1,905	$36,445

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Dreyfus Variable Investment Fund	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIF Government Money Market*	VIF Growth & Income	Federated Government Money Fund II*	VIP Contrafund	VIP Equity-Income	VIP Government Money Market*
NET INVESTMENT INCOME (LOSS)
Dividends	$45	$587	$3	$31,291	$13,245	$32,180
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(4,396)	(665)	(49,921)	(46,505)	(7,945)	(186,820)
Administrative expense	(353)	(51)	(3,793)	(3,729)	(608)	(13,718)
Net investment income (loss)	(4,704)	(129)	(53,711)	(18,943)	4,692	(168,358)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	51,832	32,147	591,773	518,294	106,499	4,962,096
Cost of investments sold	51,832	26,247	591,773	424,710	112,018	4,962,096
Realized gains (losses) on fund
shares	—	5,900	—	93,584	(5,519)	—
Realized gain distributions	—	6,193	—	301,707	40,100	—
Net realized gains (losses)	—	12,093	—	395,291	34,581	—
Change in unrealized gains
(losses)	—	(9,042)	—	(139,816)	51,533	—
Net realized and change in
unrealized gains (losses) on
investments	—	3,051	—	255,475	86,114	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(4,704)	$2,922	$(53,711)	$236,532	$90,806	$(168,358)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Growth	VIP High Income	VIP Index 500	VIP Investment Grade Bond	VIP Overseas	VIP Asset Manager Growth (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$1,113	$21,765	$44,527	$20,822	$9,680	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(37,025)	(5,270)	(40,318)	(11,007)	(6,607)	(16)
Administrative expense	(2,924)	(427)	(3,204)	(948)	(533)	(1)
Net investment income (loss)	(38,836)	16,068	1,005	8,867	2,540	(17)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	578,751	110,467	603,600	202,661	154,467	31,632
Cost of investments sold	399,438	125,443	390,647	201,603	151,684	28,740
Realized gains (losses) on fund
shares	179,313	(14,976)	212,953	1,058	2,783	2,892
Realized gain distributions	287,823	—	3,513	472	1,147	—
Net realized gains (losses)	467,136	(14,976)	216,466	1,530	3,930	2,892
Change in unrealized gains
(losses)	(448,031)	50,310	94,617	22,745	(40,874)	(4,584)
Net realized and change in
unrealized gains (losses) on
investments	19,105	35,334	311,083	24,275	(36,944)	(1,692)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(19,731)	$51,402	$312,088	$33,142	$(34,404)	$(1,709)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$179,155	$9,782	$53,550	$41,489	$17,865	$9,641
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(437,058)	(6,917)	(56,932)	(48,995)	(20,788)	(16,241)
Administrative expense	(57,827)	(471)	(7,475)	(6,460)	(2,864)	(2,218)
Net investment income (loss)	(315,730)	2,394	(10,857)	(13,966)	(5,787)	(8,818)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,340,528	96,395	757,285	1,019,270	121,801	1,231,370
Cost of investments sold	5,808,727	104,157	679,217	903,370	104,648	1,204,637
Realized gains (losses) on fund
shares	531,801	(7,762)	78,068	115,900	17,153	26,733
Realized gain distributions	2,575,398	32,551	91,378	111,115	59,407	14,278
Net realized gains (losses)	3,107,199	24,789	169,446	227,015	76,560	41,011
Change in unrealized gains
(losses)	(1,164,072)	41,453	(35,653)	(77,561)	(2,313)	1,147
Net realized and change in
unrealized gains (losses) on
investments	1,943,127	66,242	133,793	149,454	74,247	42,158

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,627,397	$68,636	$122,936	$135,488	$68,460	$33,340

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Government Money Market (Service Class 2)*	VIP Growth (Service Class 2)	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$3,367	$—	$73,613	$662	$121,421	$159,016
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(348,449)	(1,841)	(73,277)	(18,963)	(37,367)	(123,645)
Administrative expense	(35,425)	(126)	(9,173)	(2,487)	(4,648)	(15,714)
Net investment income (loss)	(380,507)	(1,967)	(8,837)	(20,788)	79,406	19,657

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	7,291,311	41,871	940,023	177,004	809,346	1,190,878
Cost of investments sold	7,291,311	25,672	740,073	207,642	888,296	951,096
Realized gains (losses) on fund
shares	—	16,199	199,950	(30,638)	(78,950)	239,782
Realized gain distributions	—	13,039	301,979	27,036	—	8,200
Net realized gains (losses)	—	29,238	501,929	(3,602)	(78,950)	247,982
Change in unrealized gains
(losses)	—	(28,656)	128,796	(2,884)	289,728	547,810
Net realized and change in
unrealized gains (losses) on
investments	—	582	630,725	(6,486)	210,778	795,792

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(380,507)	$(1,385)	$621,888	$(27,274)	$290,184	$815,449

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP	Franklin Growth and Income VIP	Franklin High Income VIP
NET INVESTMENT INCOME (LOSS)
Dividends	$12	$28,741	$88	$—	$535,453	$501,058
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(9)	(129,661)	(408)	(20,176)	(292,241)	(109,050)
Administrative expense	—	(17,034)	(24)	(2,562)	(39,149)	(9,958)
Net investment income (loss)	3	(117,954)	(344)	(22,738)	204,063	382,050

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	395	1,817,313	19,558	293,458	4,364,414	1,347,204
Cost of investments sold	413	1,873,367	20,378	414,274	3,886,073	1,494,426
Realized gains (losses) on fund
shares	(18)	(56,054)	(820)	(120,816)	478,341	(147,222)
Realized gain distributions	—	587,430	12	195,242	1,578,681	—
Net realized gains (losses)	(18)	531,376	(808)	74,426	2,057,022	(147,222)
Change in unrealized gains
(losses)	32	419,603	(734)	(123,442)	(368,326)	774,091
Net realized and change in
unrealized gains (losses) on
investments	14	950,979	(1,542)	(49,016)	1,688,696	626,869

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$17	$833,025	$(1,886)	$(71,754)	$1,892,759	$1,008,919

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Income VIP	Franklin Large Cap Growth VIP	Franklin Mutual Global Discovery VIP	Franklin Mutual Shares VIP	Franklin Small Cap Value VIP	Franklin Small-Mid Cap Growth VIP
NET INVESTMENT INCOME (LOSS)
Dividends	$4,077,132	$—	$196,338	$919,461	$167,990	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,168,868)	(297,329)	(165,906)	(680,525)	(291,117)	(10,120)
Administrative expense	(133,031)	(39,630)	(22,322)	(80,721)	(36,524)	(1,285)
Net investment income (loss)	2,775,233	(336,959)	8,110	158,215	(159,651)	(11,405)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	16,273,022	4,471,940	4,391,903	9,256,600	5,250,514	270,321
Cost of investments sold	17,173,911	4,261,380	4,811,155	8,336,335	4,837,155	297,561
Realized gains (losses) on fund
shares	(900,889)	210,560	(419,252)	920,265	413,359	(27,240)
Realized gain distributions	—	328,361	931,004	3,787,755	3,087,180	84,858
Net realized gains (losses)	(900,889)	538,921	511,752	4,708,020	3,500,539	57,618
Change in unrealized gains
(losses)	7,431,267	(1,042,477)	565,526	1,302,797	1,758,560	(32,724)
Net realized and change in
unrealized gains (losses) on
investments	6,530,378	(503,556)	1,077,278	6,010,817	5,259,099	24,894

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$9,305,611	$(840,515)	$1,085,388	$6,169,032	$5,099,448	$13,489

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin U.S. Government Securities VIP	Templeton Developing Markets VIP	Templeton Foreign VIP	Templeton Global Bond VIP	Templeton Growth VIP	VIT Large Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$298,554	$64,396	$873,630	$—	$13,062	$51,261
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(169,151)	(112,762)	(651,934)	(14,365)	(8,803)	(36,546)
Administrative expense	(23,095)	(14,602)	(76,671)	(1,494)	(672)	(4,605)
Net investment income (loss)	106,308	(62,968)	145,025	(15,859)	3,587	10,110

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,421,824	2,120,665	8,816,931	303,424	216,816	521,168
Cost of investments sold	2,492,549	2,845,156	9,985,350	331,137	205,748	599,458
Realized gains (losses) on fund
shares	(70,725)	(724,491)	(1,168,419)	(27,713)	11,068	(78,290)
Realized gain distributions	—	—	782,493	910	25,122	24,611
Net realized gains (losses)	(70,725)	(724,491)	(385,926)	(26,803)	36,190	(53,679)
Change in unrealized gains
(losses)	(140,670)	1,927,226	2,486,119	50,493	7,600	259,656
Net realized and change in
unrealized gains (losses) on
investments	(211,395)	1,202,735	2,100,193	23,690	43,790	205,977

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(105,087)	$1,139,767	$2,245,218	$7,831	$47,377	$216,087

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Mid Cap Value	VIT Small Cap Equity Insights	VIT Strategic Growth	VIT U.S. Equity Insights	Invesco V.I. American Franchise	Invesco V.I. American Value
NET INVESTMENT INCOME (LOSS)
Dividends	$29,234	$47,686	$44	$48,797	$—	$117,248
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(30,829)	(63,617)	(212)	(57,466)	(979,596)	(516,273)
Administrative expense	(4,087)	(7,891)	(17)	(7,275)	(71,216)	(36,517)
Net investment income (loss)	(5,682)	(23,822)	(185)	(15,944)	(1,050,812)	(435,542)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	343,342	954,751	17,905	711,299	10,437,129	5,869,815
Cost of investments sold	378,811	1,024,524	13,993	537,329	7,107,648	5,482,956
Realized gains (losses) on fund
shares	(35,469)	(69,773)	3,912	173,970	3,329,481	386,859
Realized gain distributions	1,181	113,771	1	131,649	6,328,997	1,811,481
Net realized gains (losses)	(34,288)	43,998	3,913	305,619	9,658,478	2,198,340
Change in unrealized gains
(losses)	266,638	782,672	(3,113)	29,727	(8,254,875)	2,388,417
Net realized and change in
unrealized gains (losses) on
investments	232,350	826,670	800	335,346	1,403,603	4,586,757

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$226,668	$802,848	$615	$319,402	$352,791	$4,151,215

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$339,568	$494,704	$267,998	$1,706,165	$420,298	$269,381
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(301,303)	(881,736)	(85,870)	(1,749,721)	(294,207)	(348,537)
Administrative expense	(21,938)	(66,155)	(6,497)	(127,030)	(21,678)	(25,868)
Net investment income (loss)	16,327	(453,187)	175,631	(170,586)	104,413	(105,024)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	4,323,284	10,108,485	968,975	18,411,651	3,013,418	4,166,035
Cost of investments sold	3,099,185	7,668,802	1,096,133	9,702,128	2,818,232	4,074,419
Realized gains (losses) on fund
shares	1,224,099	2,439,683	(127,158)	8,709,523	195,186	91,616
Realized gain distributions	1,694,318	4,434,182	—	—	703,011	—
Net realized gains (losses)	2,918,417	6,873,865	(127,158)	8,709,523	898,197	91,616
Change in unrealized gains
(losses)	212,514	(881,344)	282,422	8,158,536	1,860,862	1,343,625
Net realized and change in
unrealized gains (losses) on
investments	3,130,931	5,992,521	155,264	16,868,059	2,759,059	1,435,241

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,147,258	$5,539,334	$330,895	$16,697,473	$2,863,472	$1,330,217

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Money Market*	Invesco V.I. Government Securities	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$4,028	$145,744	$492,763	$221,123	$96,237	$6,614
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(57,348)	(95,843)	(157,052)	(212,227)	(68,059)	(120,698)
Administrative expense	(4,380)	(7,377)	(11,224)	(16,194)	(5,212)	(8,823)
Net investment income (loss)	(57,700)	42,524	324,487	(7,298)	22,966	(122,907)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,501,091	1,116,936	1,873,333	2,372,490	968,533	1,499,607
Cost of investments sold	1,501,091	1,151,370	2,029,882	1,627,519	1,205,639	1,448,506
Realized gains (losses) on fund
shares	—	(34,434)	(156,549)	744,971	(237,106)	51,101
Realized gain distributions	—	—	—	—	155,069	563,807
Net realized gains (losses)	—	(34,434)	(156,549)	744,971	(82,037)	614,908
Change in unrealized gains
(losses)	—	(12,844)	944,030	(1,043,889)	496,012	496,094
Net realized and change in
unrealized gains (losses) on
investments	—	(47,278)	787,481	(298,918)	413,975	1,111,002

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(57,700)	$(4,754)	$1,111,968	$(306,216)	$436,941	$988,095

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$542,279	$—	$22,431	$—	$23,248
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(81,933)	(436,664)	(31,543)	(72,407)	(303,533)	(299,102)
Administrative expense	(6,274)	(31,245)	(2,408)	(5,535)	(28,472)	(38,581)
Net investment income (loss)	(88,207)	74,370	(33,951)	(55,511)	(332,005)	(314,435)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,625,531	4,976,182	336,702	831,757	3,090,512	4,174,503
Cost of investments sold	1,345,782	3,760,850	279,982	924,553	1,711,611	3,971,491
Realized gains (losses) on fund
shares	279,749	1,215,332	56,720	(92,796)	1,378,901	203,012
Realized gain distributions	610,435	2,371,851	109,826	1,671,853	1,745,269	1,128,337
Net realized gains (losses)	890,184	3,587,183	166,546	1,579,057	3,124,170	1,331,349
Change in unrealized gains
(losses)	(912,336)	(739,151)	(199,915)	(645,735)	(2,802,614)	1,488,956
Net realized and change in
unrealized gains (losses) on
investments	(22,152)	2,848,032	(33,369)	933,322	321,556	2,820,305

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(110,359)	$2,922,402	$(67,320)	$877,811	$(10,449)	$2,505,870

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Comstock II	Invesco V.I. Core Equity II	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II
NET INVESTMENT INCOME (LOSS)
Dividends	$949,241	$7,033	$4,452	$340,344	$420,189	$88,896
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,148,915)	(22,109)	(2,059)	(490,438)	(392,164)	(197,944)
Administrative expense	(115,691)	(2,303)	(134)	(38,607)	(43,531)	(16,221)
Net investment income (loss)	(315,365)	(17,379)	2,259	(188,701)	(15,506)	(125,269)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	13,091,328	368,672	40,019	4,620,381	4,271,809	1,706,035
Cost of investments sold	9,331,697	291,482	44,156	2,689,942	3,812,377	1,644,876
Realized gains (losses) on fund
shares	3,759,631	77,190	(4,137)	1,930,439	459,432	61,159
Realized gain distributions	5,706,511	96,720	—	—	812,135	—
Net realized gains (losses)	9,466,142	173,910	(4,137)	1,930,439	1,271,567	61,159
Change in unrealized gains
(losses)	1,077,015	(52,803)	9,005	1,838,270	1,863,101	609,018
Net realized and change in
unrealized gains (losses) on
investments	10,543,157	121,107	4,868	3,768,709	3,134,668	670,177

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$10,227,792	$103,728	$7,127	$3,580,008	$3,119,162	$544,908

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Money Market II*	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II
NET INVESTMENT INCOME (LOSS)
Dividends	$167	$4,295	$344,429	$281,136	$23,679	$1,842
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(7,626)	(4,238)	(586,717)	(115,811)	(30,293)	(1,645)
Administrative expense	(543)	(265)	(75,419)	(9,859)	(3,678)	(116)
Net investment income (loss)	(8,002)	(208)	(317,707)	155,466	(10,292)	81

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	62,488	52,781	8,155,476	1,043,948	267,783	33,721
Cost of investments sold	62,488	54,542	7,890,552	1,145,183	245,925	44,757
Realized gains (losses) on fund
shares	—	(1,761)	264,924	(101,235)	21,858	(11,036)
Realized gain distributions	—	—	3,644,599	—	—	3,507
Net realized gains (losses)	—	(1,761)	3,909,523	(101,235)	21,858	(7,529)
Change in unrealized gains
(losses)	—	1,452	2,772,969	557,230	(61,374)	15,718
Net realized and change in
unrealized gains (losses) on
investments	—	(309)	6,682,492	455,995	(39,516)	8,189

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(8,002)	$(517)	$6,364,785	$611,461	$(49,808)	$8,270

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Invesco Investment Services (Series II)	Janus Aspen Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	Forty Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$675,114	$—	$2,749	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(19,826)	(111,787)	(741,097)	(123)	(53,632)	(150)
Administrative expense	(1,994)	(10,524)	(64,715)	(8)	(6,199)	(11)
Net investment income (loss)	(21,820)	(122,311)	(130,698)	(131)	(57,082)	(161)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	173,846	1,554,098	7,582,911	2,300	677,151	404
Cost of investments sold	173,577	1,410,835	5,410,337	1,939	738,890	344
Realized gains (losses) on fund
shares	269	143,263	2,172,574	361	(61,739)	60
Realized gain distributions	83,499	739,099	3,518,583	336	1,080,589	1,433
Net realized gains (losses)	83,768	882,362	5,691,157	697	1,018,850	1,493
Change in unrealized gains
(losses)	72,228	(861,717)	(1,465,508)	(891)	(427,400)	(1,277)
Net realized and change in
unrealized gains (losses) on
investments	155,996	20,645	4,225,649	(194)	591,450	216

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$134,176	$(101,666)	$4,094,951	$(325)	$534,368	$55

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Emerging Markets Equity	ClearBridge Variable Large Cap Value Portfolio I	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$1	$7	$584,631	$40,365	$142,997	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1)	(8)	(191,533)	(51,415)	(140,612)	(82,859)
Administrative expense	—	—	(26,204)	(6,812)	(18,795)	(11,308)
Net investment income (loss)	—	(1)	366,894	(17,862)	(16,410)	(94,167)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	176	785	3,365,220	920,158	1,906,549	1,326,938
Cost of investments sold	198	798	3,395,055	912,040	1,596,153	1,543,402
Realized gains (losses) on fund
shares	(22)	(13)	(29,835)	8,118	310,396	(216,464)
Realized gain distributions	—	9	—	66,224	131,764	34,214
Net realized gains (losses)	(22)	(4)	(29,835)	74,342	442,160	(182,250)
Change in unrealized gains
(losses)	29	9	1,007,083	402,320	965,313	246,635
Net realized and change in
unrealized gains (losses) on
investments	7	5	977,248	476,662	1,407,473	64,385

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7	$4	$1,344,142	$458,800	$1,391,063	$(29,782)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Lord Abbett Series Fund	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Mid-Cap Stock	MFS Growth	MFS High Yield	MFS Investors Trust	MFS New Discovery	MFS Research
NET INVESTMENT INCOME (LOSS)
Dividends	$57,061	$307	$16,071	$6,455	$—	$3,899
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(169,047)	(9,099)	(2,732)	(9,904)	(12,522)	(6,537)
Administrative expense	(22,068)	(707)	(237)	(760)	(1,040)	(484)
Net investment income (loss)	(134,054)	(9,499)	13,102	(4,209)	(13,562)	(3,122)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,176,124	101,568	33,146	172,117	174,979	118,362
Cost of investments sold	1,775,934	70,683	35,785	133,620	170,678	97,191
Realized gains (losses) on fund
shares	400,190	30,885	(2,639)	38,497	4,301	21,171
Realized gain distributions	649,344	41,928	—	82,513	47,560	50,037
Net realized gains (losses)	1,049,534	72,813	(2,639)	121,010	51,861	71,208
Change in unrealized gains
(losses)	640,445	(55,380)	17,669	(66,696)	36,202	(35,348)
Net realized and change in
unrealized gains (losses) on
investments	1,689,979	17,433	15,030	54,314	88,063	35,860

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,555,925	$7,934	$28,132	$50,105	$74,501	$32,738

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Total Return Bond	MFS Utilities	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery (Service Class)	MFS Research (Service Class)
NET INVESTMENT INCOME (LOSS)
Dividends	$30,255	$8,808	$—	$636	$—	$166
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(10,391)	(2,956)	(1,068)	(1,625)	(1,397)	(458)
Administrative expense	(889)	(226)	(72)	(114)	(96)	(32)
Net investment income (loss)	18,975	5,626	(1,140)	(1,103)	(1,493)	(324)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	113,738	4,774	3,340	8,426	44,804	1,376
Cost of investments sold	106,267	4,445	1,975	5,851	42,295	817
Realized gains (losses) on fund
shares	7,471	329	1,365	2,575	2,509	559
Realized gain distributions	—	5,197	4,430	12,404	4,417	3,255
Net realized gains (losses)	7,471	5,526	5,795	14,979	6,926	3,814
Change in unrealized gains
(losses)	730	9,569	(4,251)	(6,421)	1,843	(1,354)
Net realized and change in
unrealized gains (losses) on
investments	8,201	15,095	1,544	8,558	8,769	2,460

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$27,176	$20,721	$404	$7,455	$7,276	$2,136

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	MFS Variable Insurance Trust (Service Class)	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Utilities (Service Class)	European Equity	Income Plus	Limited Duration	Money Market*	Multi Cap Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$24,875	$684,543	$2,004,233	$90,204	$726	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(9,974)	(303,246)	(674,060)	(80,363)	(95,609)	(2,086,039)
Administrative expense	(699)	(21,607)	(49,611)	(5,873)	(7,022)	(142,384)
Net investment income (loss)	14,202	359,690	1,280,562	3,968	(101,905)	(2,228,423)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	138,581	4,281,165	7,997,607	1,263,830	23,449,827	21,917,449
Cost of investments sold	123,564	4,853,276	7,553,429	1,462,765	23,449,827	19,081,868
Realized gains (losses) on fund
shares	15,017	(572,111)	444,178	(198,935)	—	2,835,581
Realized gain distributions	15,799	—	1,246,763	—	—	26,413,894
Net realized gains (losses)	30,816	(572,111)	1,690,941	(198,935)	—	29,249,475
Change in unrealized gains
(losses)	18,875	(826,502)	(95,057)	407,481	—	(35,389,351)
Net realized and change in
unrealized gains (losses) on
investments	49,691	(1,398,613)	1,595,884	208,546	—	(6,139,876)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$63,893	$(1,038,923)	$2,876,446	$212,514	$(101,905)	$(8,368,299)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Neuberger Berman Advisors Management Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	European Equity (Class Y Shares)	Income Plus (Class Y Shares)	Limited Duration (Class Y Shares)	Money Market (Class Y Shares)*	Multi Cap Growth (Class Y Shares)	AMT Large Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$151,868	$1,929,459	$280,542	$836	$—	$159
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(94,549)	(827,353)	(367,773)	(130,525)	(715,279)	(293)
Administrative expense	(7,101)	(79,955)	(31,267)	(12,495)	(56,738)	(20)
Net investment income (loss)	50,218	1,022,151	(118,498)	(142,184)	(772,017)	(154)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	779,523	9,914,800	3,880,523	27,057,904	7,391,837	638
Cost of investments sold	876,086	9,438,036	4,541,414	27,057,904	6,358,046	665
Realized gains (losses) on fund
shares	(96,563)	476,764	(660,891)	—	1,033,791	(27)
Realized gain distributions	—	1,297,850	—	—	7,434,277	1,748
Net realized gains (losses)	(96,563)	1,774,614	(660,891)	—	8,468,068	1,721
Change in unrealized gains
(losses)	(237,739)	(191,700)	1,474,588	—	(10,291,619)	3,007
Net realized and change in
unrealized gains (losses) on
investments	(334,302)	1,582,914	813,697	—	(1,823,551)	4,728

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(284,084)	$2,605,065	$695,199	$(142,184)	$(2,595,568)	$4,574

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Core Bond	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income
NET INVESTMENT INCOME (LOSS)
Dividends	$11,168	$29,130	$18,870	$—	$22,589	$71,718
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(34,216)	(16,349)	(6,161)	(8,223)	(25,255)	(19,190)
Administrative expense	(2,695)	(1,224)	(509)	(592)	(2,085)	(1,442)
Net investment income (loss)	(25,743)	11,557	12,200	(8,815)	(4,751)	51,086

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	492,473	388,100	100,499	77,661	469,992	166,219
Cost of investments sold	422,776	355,811	120,760	51,735	404,700	169,793
Realized gains (losses) on fund
shares	69,697	32,289	(20,261)	25,926	65,292	(3,574)
Realized gain distributions	282,957	—	—	46,535	143,183	—
Net realized gains (losses)	352,654	32,289	(20,261)	72,461	208,475	(3,574)
Change in unrealized gains
(losses)	(437,109)	3,187	19,017	(57,266)	(241,947)	23,504
Net realized and change in
unrealized gains (losses) on
investments	(84,455)	35,476	(1,244)	15,195	(33,472)	19,930

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(110,198)	$47,033	$10,956	$6,380	$(38,223)	$71,016

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street	Oppenheimer Main Street Small Cap	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)	Oppenheimer Core Bond (SS)	Oppenheimer Discovery Mid Cap Growth (SS)
NET INVESTMENT INCOME (LOSS)
Dividends	$15,777	$5,061	$19,972	$155,733	$516,438	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(19,101)	(11,999)	(243,704)	(104,503)	(201,461)	(87,797)
Administrative expense	(1,398)	(980)	(32,844)	(13,774)	(28,514)	(11,490)
Net investment income (loss)	(4,722)	(7,918)	(256,576)	37,456	286,463	(99,287)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	289,960	235,919	3,456,083	1,168,949	4,163,081	1,084,738
Cost of investments sold	231,989	196,686	2,915,719	1,153,647	4,578,081	762,880
Realized gains (losses) on fund
shares	57,971	39,233	540,364	15,302	(415,000)	321,858
Realized gain distributions	167,699	37,519	1,825,408	—	—	490,517
Net realized gains (losses)	225,670	76,752	2,365,772	15,302	(415,000)	812,375
Change in unrealized gains
(losses)	(90,808)	90,754	(2,933,145)	187,614	398,602	(687,005)
Net realized and change in
unrealized gains (losses) on
investments	134,862	167,506	(567,373)	202,916	(16,398)	125,370

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$130,140	$159,588	$(823,949)	$240,372	$270,065	$26,083

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global (SS)	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Foreign Bond (US Dollar-Hedged)	Money Market*
NET INVESTMENT INCOME (LOSS)
Dividends	$58,486	$1,811,639	$265,247	$34,197	$9	$20
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(107,361)	(551,417)	(448,182)	(193,087)	(9)	(180)
Administrative expense	(14,625)	(74,927)	(59,114)	(25,780)	—	(13)
Net investment income (loss)	(63,500)	1,185,295	(242,049)	(184,670)	—	(173)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,555,054	7,836,321	6,394,835	2,989,523	401	17,991
Cost of investments sold	1,362,101	8,217,859	5,103,327	2,536,829	389	17,991
Realized gains (losses) on fund
shares	192,953	(381,538)	1,291,508	452,694	12	—
Realized gain distributions	518,559	—	3,699,736	526,440	2	—
Net realized gains (losses)	711,512	(381,538)	4,991,244	979,134	14	—
Change in unrealized gains
(losses)	(839,483)	977,683	(1,988,167)	1,185,655	15	—
Net realized and change in
unrealized gains (losses) on
investments	(127,971)	596,145	3,003,077	2,164,789	29	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(191,471)	$1,781,440	$2,761,028	$1,980,119	$29	$(173)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Profunds VP
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Total Return	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return (Advisor Shares)	ProFund VP Financials
NET INVESTMENT INCOME (LOSS)
Dividends	$33	$9,511	$34,520	$41,751	$213,517	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(24)	(14,272)	(10,020)	(27,848)	(156,872)	(8)
Administrative expense	(1)	(1,835)	(1,279)	(3,725)	(20,579)	(1)
Net investment income (loss)	8	(6,596)	23,221	10,178	36,066	(9)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	98	241,679	253,478	385,868	2,074,991	1,619
Cost of investments sold	97	547,428	280,226	405,435	2,094,781	1,054
Realized gains (losses) on fund
shares	1	(305,749)	(26,748)	(19,567)	(19,790)	565
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	1	(305,749)	(26,748)	(19,567)	(19,790)	565
Change in unrealized gains
(losses)	9	428,396	77,392	79,706	94,985	(614)
Net realized and change in
unrealized gains (losses) on
investments	10	122,647	50,644	60,139	75,195	(49)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$18	$116,051	$73,865	$70,317	$111,261	$(58)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Profunds VP	Profunds VP	Profunds VP	Profunds VP	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	ProFund VP Health Care	ProFund VP Large-Cap Value	ProFund VP Telecommunications	ProFund VP Utilities	VT American Government Income	VT Capital Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$273,576	$23,921
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(8)	(363)	(9)	(64)	(201,073)	(44,618)
Administrative expense	(1)	(28)	(1)	(7)	—	—
Net investment income (loss)	(9)	(391)	(10)	(71)	72,503	(20,697)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,644	117,056	1,872	13,892	2,639,947	566,323
Cost of investments sold	763	113,450	1,495	8,135	3,033,407	566,521
Realized gains (losses) on fund
shares	881	3,606	377	5,757	(393,460)	(198)
Realized gain distributions	—	—	—	—	—	72,529
Net realized gains (losses)	881	3,606	377	5,757	(393,460)	72,331
Change in unrealized gains
(losses)	(963)	1,852	(173)	(3,958)	166,281	365,499
Net realized and change in
unrealized gains (losses) on
investments	(82)	5,458	204	1,799	(227,179)	437,830

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(91)	$5,067	$194	$1,728	$(154,676)	$417,133

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Diversified Income	VT Equity Income	VT George Putnam Balanced	VT Global Asset Allocation	VT Global Equity	VT Global Health Care
NET INVESTMENT INCOME (LOSS)
Dividends	$1,321,603	$1,102,369	$764,276	$385,287	$136,511	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(246,314)	(814,309)	(603,166)	(272,852)	(174,958)	(355,424)
Administrative expense	(211)	(35,520)	(27,306)	(12,330)	—	(6,280)
Net investment income (loss)	1,075,078	252,540	133,804	100,105	(38,447)	(361,704)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,891,480	9,789,744	7,283,953	3,194,895	1,638,045	4,749,333
Cost of investments sold	3,744,330	5,402,129	7,093,781	3,040,302	1,617,567	3,963,317
Realized gains (losses) on fund
shares	(852,850)	4,387,615	190,172	154,593	20,478	786,016
Realized gain distributions	—	1,037,840	—	1,414,671	—	3,086,668
Net realized gains (losses)	(852,850)	5,425,455	190,172	1,569,264	20,478	3,872,684
Change in unrealized gains
(losses)	399,302	856,445	2,373,709	(694,856)	(55,925)	(7,143,495)
Net realized and change in
unrealized gains (losses) on
investments	(453,548)	6,281,900	2,563,881	874,408	(35,447)	(3,270,811)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$621,530	$6,534,440	$2,697,685	$974,513	$(73,894)	$(3,632,515)

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Global Utilities	VT Government Money Market*	VT Growth and Income	VT Growth Opportunities*	VT High Yield	VT Income
NET INVESTMENT INCOME (LOSS)
Dividends	$118,283	$4,384	$1,871,215	$44,431	$1,680,099	$2,532,981
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(116,406)	(578,490)	(1,501,965)	(259,270)	(357,093)	(778,726)
Administrative expense	(1,833)	(62,916)	(40,498)	(5,185)	(24,530)	(51,046)
Net investment income (loss)	44	(637,022)	328,752	(220,024)	1,298,476	1,703,209

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,613,564	16,373,413	19,422,035	2,507,382	6,075,438	10,477,610
Cost of investments sold	1,874,261	16,373,413	17,647,566	2,366,337	6,709,999	11,275,221
Realized gains (losses) on fund
shares	(260,697)	—	1,774,469	141,045	(634,561)	(797,611)
Realized gain distributions	674,211	—	3,304,584	831,655	—	—
Net realized gains (losses)	413,514	—	5,079,053	972,700	(634,561)	(797,611)
Change in unrealized gains
(losses)	(307,736)	—	7,879,887	144,003	2,657,803	(600,282)
Net realized and change in
unrealized gains (losses) on
investments	105,778	—	12,958,940	1,116,703	2,023,242	(1,397,893)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$105,822	$(637,022)	$13,287,692	$896,679	$3,321,718	$305,316

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT International Equity	VT International Growth	VT International Value	VT Investors	VT Multi-Cap Growth	VT Multi-Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$1,970,695	$91,067	$243,543	$584,388	$463,402	$39,662
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(830,593)	(131,818)	(140,975)	(602,783)	(911,824)	(82,429)
Administrative expense	(43,181)	—	(1)	(12,937)	(10,780)	—
Net investment income (loss)	1,096,921	(40,751)	102,567	(31,332)	(459,202)	(42,767)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	8,664,241	1,310,991	1,130,695	6,839,613	9,312,520	794,275
Cost of investments sold	10,159,136	1,110,563	1,516,485	4,900,786	6,656,106	724,650
Realized gains (losses) on fund
shares	(1,494,895)	200,428	(385,790)	1,938,827	2,656,414	69,625
Realized gain distributions	—	—	—	1,570,038	6,417,718	701,670
Net realized gains (losses)	(1,494,895)	200,428	(385,790)	3,508,865	9,074,132	771,295
Change in unrealized gains
(losses)	(2,147,594)	(991,218)	228,122	800,114	(4,714,904)	(66,803)
Net realized and change in
unrealized gains (losses) on
investments	(3,642,489)	(790,790)	(157,668)	4,308,979	4,359,228	704,492

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,545,568)	$(831,541)	$(55,101)	$4,277,647	$3,900,026	$661,725

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Research	VT Small Cap Value	VT Voyager*	Morgan Stanley UIF Core Plus Fixed Income	Morgan Stanley UIF Emerging Markets Equity	Morgan Stanley UIF Global Infrastructure
NET INVESTMENT INCOME (LOSS)
Dividends	$325,819	$369,245	$937,555	$5,841	$67,294	$891,247
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(291,568)	(455,652)	(1,010,371)	(4,131)	(210,104)	(515,300)
Administrative expense	(3,072)	(10,473)	(40,470)	(306)	(13,627)	(37,868)
Net investment income (loss)	31,179	(96,880)	(113,286)	1,404	(156,437)	338,079

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,204,257	4,336,644	90,490,295	157,742	1,989,001	6,438,047
Cost of investments sold	1,970,504	4,915,842	84,939,239	154,704	2,061,403	7,200,799
Realized gains (losses) on fund
shares	1,233,753	(579,198)	5,551,056	3,038	(72,402)	(762,752)
Realized gain distributions	—	3,152,786	3,274,446	—	—	2,361,396
Net realized gains (losses)	1,233,753	2,573,588	8,825,502	3,038	(72,402)	1,598,644
Change in unrealized gains
(losses)	446,999	4,897,035	(8,736,347)	12,023	860,128	3,165,752
Net realized and change in
unrealized gains (losses) on
investments	1,680,752	7,470,623	89,155	15,061	787,726	4,764,396

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,711,931	$7,373,743	$(24,131)	$16,465	$631,289	$5,102,475

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc.	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Global Strategist	Morgan Stanley UIF Growth	Morgan Stanley UIF Mid Cap Growth	Morgan Stanley UIF U.S. Real Estate	Morgan Stanley UIF Emerging Markets Debt (Class II)	Morgan Stanley UIF Emerging Markets Equity (Class II)
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$222,148	$417,755	$19,877
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(797,132)	(349,135)	(159,237)	(264,762)	(105,897)	(66,396)
Administrative expense	(53,758)	(26,836)	(10,043)	(16,843)	(14,338)	(8,616)
Net investment income (loss)	(850,890)	(375,971)	(169,280)	(59,457)	297,520	(55,135)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	10,975,976	4,161,817	1,349,169	2,384,832	1,804,559	794,439
Cost of investments sold	11,654,656	3,334,032	1,573,585	1,709,929	1,917,510	876,154
Realized gains (losses) on fund
shares	(678,680)	827,785	(224,416)	674,903	(112,951)	(81,715)
Realized gain distributions	263,893	3,784,381	480,079	—	—	—
Net realized gains (losses)	(414,787)	4,612,166	255,663	674,903	(112,951)	(81,715)
Change in unrealized gains
(losses)	3,660,308	(5,002,662)	(1,219,122)	215,763	472,789	350,886
Net realized and change in
unrealized gains (losses) on
investments	3,245,521	(390,496)	(963,459)	890,666	359,838	269,171

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,394,631	$(766,467)	$(1,132,739)	$831,209	$657,358	$214,036

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)	The Universal Institutional Funds, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley UIF Global Franchise (Class II)	Morgan Stanley UIF Global Infrastructure (Class II)	Morgan Stanley UIF Global Strategist (Class II)	Morgan Stanley UIF Growth (Class II)	Morgan Stanley UIF Mid Cap Growth (Class II)	Morgan Stanley UIF Small Company Growth (Class II)
NET INVESTMENT INCOME (LOSS)
Dividends	$415,254	$225,452	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(427,870)	(177,372)	(335,910)	(71,066)	(171,878)	(86,960)
Administrative expense	(55,286)	(12,237)	(26,129)	(9,352)	(22,014)	(10,722)
Net investment income (loss)	(67,902)	35,843	(362,039)	(80,418)	(193,892)	(97,682)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	8,180,806	1,377,676	3,880,725	898,289	2,630,133	1,204,019
Cost of investments sold	9,214,527	1,553,720	4,098,159	686,406	3,154,839	1,664,638
Realized gains (losses) on fund
shares	(1,033,721)	(176,044)	(217,434)	211,883	(524,706)	(460,619)
Realized gain distributions	3,923,207	653,600	88,704	824,766	556,617	503,522
Net realized gains (losses)	2,889,486	477,556	(128,730)	1,036,649	31,911	42,903
Change in unrealized gains
(losses)	(1,807,916)	823,426	1,222,455	(1,130,509)	(1,172,643)	240,995
Net realized and change in
unrealized gains (losses) on
investments	1,081,570	1,300,982	1,093,725	(93,860)	(1,140,732)	283,898

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,013,668	$1,336,825	$731,686	$(174,278)	$(1,334,624)	$186,216

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2016

The Universal Institutional Funds, Inc. (Class II)
Sub-Account
Morgan Stanley UIF U.S. Real Estate (Class II)
NET INVESTMENT INCOME (LOSS)
Dividends	$302,397
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(406,561)
Administrative expense	(53,943)
Net investment income (loss)	(158,107)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	4,878,650
Cost of investments sold	3,491,378
Realized gains (losses) on fund
shares	1,387,272
Realized gain distributions	—
Net realized gains (losses)	1,387,272
Change in unrealized gains
(losses)	142,732
Net realized and change in
unrealized gains (losses) on
investments	1,530,004

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,371,897

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Academic Strategies Asset Allocation		AST Advanced Strategies		AST Balanced Asset Allocation
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(72,586)	$(91,308)	$(36,252)	$(41,165)	$(111,157)	$(137,556)
Net realized gains (losses)	174,065	301,615	92,636	177,006	341,031	785,772
Change in unrealized gains (losses)	63,760	(473,774)	47,200	(148,782)	110,912	(716,588)
Increase (decrease) in net assets from operations	165,239	(263,467)	103,584	(12,941)	340,786	(68,372)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,500	1,500	—	—	6,650	6,650
Benefit payments	—	—	—	—	(12,846)	(629)
Payments on termination	(306,560)	(263,839)	(121,610)	(328,967)	(661,520)	(1,489,477)
Contract Maintenance Charge	(11,757)	(15,415)	(8,747)	(8,912)	(44,583)	(47,991)
Transfers among the sub-accounts and with the
Fixed Account - net	(123,479)	(899,594)	22,785	(111,123)	(80,640)	(614,556)
Increase (decrease) in net assets from contract
transactions	(440,296)	(1,177,348)	(107,572)	(449,002)	(792,939)	(2,146,003)

INCREASE (DECREASE) IN NET ASSETS	(275,057)	(1,440,815)	(3,988)	(461,943)	(452,153)	(2,214,375)
NET ASSETS AT BEGINNING OF PERIOD	4,368,733	5,809,548	2,197,447	2,659,390	7,793,601	10,007,976
NET ASSETS AT END OF PERIOD	$4,093,676	$4,368,733	$2,193,459	$2,197,447	$7,341,448	$7,793,601

UNITS OUTSTANDING
Units outstanding at beginning of period	418,877	527,594	168,012	201,091	607,567	771,115
Units issued	55,735	32,762	14,231	5,293	14,394	11,436
Units redeemed	(98,154)	(141,479)	(22,924)	(38,372)	(74,722)	(174,984)
Units outstanding at end of period	376,458	418,877	159,319	168,012	547,239	607,567

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST BlackRock Global Strategies		AST BlackRock Low Duration Bond*		AST Bond Portfolio 2018
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(292)	$(299)	$(1,090)	$(1,157)	$(6,582)	$(6,961)
Net realized gains (losses)	46	47	(44)	(366)	2,347	4,339
Change in unrealized gains (losses)	1,238	(623)	1,495	848	4,568	(489)
Increase (decrease) in net assets from operations	992	(875)	361	(675)	333	(3,111)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(326)	(290)	—	—
Payments on termination	—	—	—	(5,066)	(10,954)	(27,343)
Contract Maintenance Charge	(6)	—	(18)	(20)	(280)	(280)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	—	—	—	(2)
Increase (decrease) in net assets from contract
transactions	(6)	—	(344)	(5,376)	(11,234)	(27,625)

INCREASE (DECREASE) IN NET ASSETS	986	(875)	17	(6,051)	(10,901)	(30,736)
NET ASSETS AT BEGINNING OF PERIOD	18,624	19,499	89,112	95,163	428,076	458,812
NET ASSETS AT END OF PERIOD	$19,610	$18,624	$89,129	$89,112	$417,175	$428,076

UNITS OUTSTANDING
Units outstanding at beginning of period	1,711	1,711	7,788	8,253	31,122	33,121
Units issued	—	—	—	—	—	3
Units redeemed	(1)	—	(29)	(465)	(811)	(2,002)
Units outstanding at end of period	1,710	1,711	7,759	7,788	30,311	31,122

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2019		AST Bond Portfolio 2022		AST Bond Portfolio 2023
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(6,084)	$(6,094)	$(2,786)	$(2,712)	$(878)	$(2,619)
Net realized gains (losses)	(199)	(331)	360	235	148	55,861
Change in unrealized gains (losses)	4,843	3,778	2,393	2,827	962	(49,848)
Increase (decrease) in net assets from operations	(1,440)	(2,647)	(33)	350	232	3,394

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	—	—	—	—	(2,199)
Contract Maintenance Charge	(35)	(35)	—	—	(70)	(105)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	1	—	—	(575,116)
Increase (decrease) in net assets from contract
transactions	(35)	(35)	1	—	(70)	(577,420)

INCREASE (DECREASE) IN NET ASSETS	(1,475)	(2,682)	(32)	350	162	(574,026)
NET ASSETS AT BEGINNING OF PERIOD	317,700	320,382	146,886	146,536	56,545	630,571
NET ASSETS AT END OF PERIOD	$316,225	$317,700	$146,854	$146,886	$56,707	$56,545

UNITS OUTSTANDING
Units outstanding at beginning of period	23,466	23,468	12,219	12,219	5,457	61,880
Units issued	—	—	—	—	—	—
Units redeemed	(2)	(2)	—	—	(7)	(56,423)
Units outstanding at end of period	23,464	23,466	12,219	12,219	5,450	5,457

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2024		AST Bond Portfolio 2025		AST Bond Portfolio 2026
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,245)	$(3,019)	$(9,713)	$(12,318)	$(4,020)	$(1,215)
Net realized gains (losses)	162	20,315	104,594	14,261	(527)	1,196
Change in unrealized gains (losses)	1,404	(16,709)	(18,816)	17,475	(37,209)	1,275
Increase (decrease) in net assets from operations	321	587	76,065	19,418	(41,756)	1,256

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	—	(75,652)	(35,985)	(228,718)	(4,452)
Contract Maintenance Charge	(35)	(53)	(142)	(333)	(171)	—
Transfers among the sub-accounts and with the
Fixed Account - net	—	(330,882)	(1,069,620)	1,051,689	957,637	110,642
Increase (decrease) in net assets from contract
transactions	(35)	(330,935)	(1,145,414)	1,015,371	728,748	106,190

INCREASE (DECREASE) IN NET ASSETS	286	(330,348)	(1,069,349)	1,034,789	686,992	107,446
NET ASSETS AT BEGINNING OF PERIOD	79,710	410,058	1,069,349	34,560	107,446	—
NET ASSETS AT END OF PERIOD	$79,996	$79,710	$—	$1,069,349	$794,438	$107,446

UNITS OUTSTANDING
Units outstanding at beginning of period	7,939	41,446	94,057	3,048	10,807	—
Units issued	—	16,860	—	152,190	111,400	17,475
Units redeemed	(4)	(50,367)	(94,057)	(61,181)	(42,671)	(6,668)
Units outstanding at end of period	7,935	7,939	—	94,057	79,536	10,807

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust	Advanced Series Trust		Advanced Series Trust
	Sub-Account	Sub-Account		Sub-Account
	AST Bond Portfolio 2027*	AST Capital Growth Asset Allocation		AST Cohen & Steers Realty
	2016	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,485)	$(78,446)	$(96,415)	$(268)	$(817)
Net realized gains (losses)	(3,402)	438,760	636,119	6,412	16,924
Change in unrealized gains (losses)	(19,715)	(129,707)	(584,847)	(5,274)	(13,512)
Increase (decrease) in net assets from operations	(24,602)	230,607	(45,143)	870	2,595

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	240	240	—	—
Benefit payments	—	—	—	—	—
Payments on termination	(4,172)	(1,049,042)	(1,423,099)	(19,964)	(72,386)
Contract Maintenance Charge	—	(17,429)	(21,424)	(14)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	361,320	263,377	32,479	(1,532)	(2,644)
Increase (decrease) in net assets from contract
transactions	357,148	(802,854)	(1,411,804)	(21,510)	(75,045)

INCREASE (DECREASE) IN NET ASSETS	332,546	(572,247)	(1,456,947)	(20,640)	(72,450)
NET ASSETS AT BEGINNING OF PERIOD	—	4,983,626	6,440,573	30,390	102,840
NET ASSETS AT END OF PERIOD	$332,546	$4,411,379	$4,983,626	$9,750	$30,390

UNITS OUTSTANDING
Units outstanding at beginning of period	—	403,333	513,747	1,871	6,597
Units issued	39,229	66,821	44,465	32	38
Units redeemed	(5,627)	(128,530)	(154,879)	(1,305)	(4,764)
Units outstanding at end of period	33,602	341,624	403,333	598	1,871

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Defensive Asset Allocation		AST FI Pyramis® Quantitative		AST Global Real Estate
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(12,712)	$(12,020)	$(23,649)	$(30,527)	$(36)	$(41)
Net realized gains (losses)	23,684	23	73,896	117,461	209	59
Change in unrealized gains (losses)	5,308	(5,308)	(18,843)	(91,046)	(183)	(55)
Increase (decrease) in net assets from operations	16,280	(17,305)	31,404	(4,112)	(10)	(37)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	40	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	—	(193,872)	(223,378)	(386)	(117)
Contract Maintenance Charge	—	—	(5,973)	(6,740)	(13)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	(339,685)	690,765	(22,278)	(189,797)	—	—
Increase (decrease) in net assets from contract
transactions	(339,685)	690,765	(222,123)	(419,875)	(399)	(131)

INCREASE (DECREASE) IN NET ASSETS	(323,405)	673,460	(190,719)	(423,987)	(409)	(168)
NET ASSETS AT BEGINNING OF PERIOD	673,460	—	1,639,459	2,063,446	2,596	2,764
NET ASSETS AT END OF PERIOD	$350,055	$673,460	$1,448,740	$1,639,459	$2,187	$2,596

UNITS OUTSTANDING
Units outstanding at beginning of period	69,205	—	147,240	184,253	203	213
Units issued	35,122	69,205	25,067	23,297	—	—
Units redeemed	(69,205)	—	(45,411)	(60,310)	(30)	(10)
Units outstanding at end of period	35,122	69,205	126,896	147,240	173	203

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Goldman Sachs Large-Cap Value		AST Goldman Sachs Mid-Cap Growth		AST Goldman Sachs Multi-Asset
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,215)	$(388)	$(1,302)	$(888)	$(5,310)	$(7,048)
Net realized gains (losses)	516	390	2,581	629	34,804	17,043
Change in unrealized gains (losses)	7,751	(1,770)	(694)	(4,695)	(14,623)	(21,549)
Increase (decrease) in net assets from operations	7,052	(1,768)	585	(4,954)	14,871	(11,554)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(878)	(151)	(487)	(83)	—	—
Payments on termination	(668)	(5,476)	(978)	(934)	(192,937)	(32,289)
Contract Maintenance Charge	(20)	(16)	(23)	(15)	(1,345)	(2,347)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,522)	73,255	(7,980)	55,747	184,996	(11,083)
Increase (decrease) in net assets from contract
transactions	(7,088)	67,612	(9,468)	54,715	(9,286)	(45,719)

INCREASE (DECREASE) IN NET ASSETS	(36)	65,844	(8,883)	49,761	5,585	(57,272)
NET ASSETS AT BEGINNING OF PERIOD	77,793	11,949	109,241	59,480	451,735	509,008
NET ASSETS AT END OF PERIOD	$77,757	$77,793	$100,358	$109,241	$457,320	$451,735

UNITS OUTSTANDING
Units outstanding at beginning of period	6,667	934	6,419	3,268	38,268	42,111
Units issued	—	6,182	118	3,243	20,119	2,851
Units redeemed	(585)	(449)	(674)	(92)	(20,329)	(6,694)
Units outstanding at end of period	6,082	6,667	5,863	6,419	38,058	38,268

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Goldman Sachs Small-Cap Value		AST Government Money Market*		AST High Yield
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(96)	$(100)	$(7,199)	$(8,751)	$(421)	$(792)
Net realized gains (losses)	91	107	—	—	3,565	3,944
Change in unrealized gains (losses)	1,621	(537)	—	—	1,830	(5,629)
Increase (decrease) in net assets from operations	1,616	(530)	(7,199)	(8,751)	4,974	(2,477)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	138	—	—	—
Benefit payments	—	—	(605,705)	(1,656,109)	(387)	(340)
Payments on termination	(119)	(129)	(5,450)	(674,739)	(24,100)	(31,198)
Contract Maintenance Charge	(13)	(16)	(46)	(139)	(23)	(22)
Transfers among the sub-accounts and with the
Fixed Account - net	(3)	—	686,829	2,297,384	339	3,766
Increase (decrease) in net assets from contract
transactions	(135)	(145)	75,766	(33,603)	(24,171)	(27,794)

INCREASE (DECREASE) IN NET ASSETS	1,481	(675)	68,567	(42,354)	(19,197)	(30,271)
NET ASSETS AT BEGINNING OF PERIOD	7,305	7,980	389,692	432,046	47,135	77,406
NET ASSETS AT END OF PERIOD	$8,786	$7,305	$458,259	$389,692	$27,938	$47,135

UNITS OUTSTANDING
Units outstanding at beginning of period	394	402	43,020	46,809	3,433	5,374
Units issued	—	—	86,430	288,436	25	255
Units redeemed	(8)	(8)	(78,396)	(292,225)	(1,681)	(2,196)
Units outstanding at end of period	386	394	51,054	43,020	1,777	3,433

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Hotchkis & Wiley Large-Cap Value*		AST International Growth		AST International Value
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11)	$(98)	$(527)	$(573)	$(671)	$(759)
Net realized gains (losses)	2	239	297	600	(416)	(95)
Change in unrealized gains (losses)	180	(511)	(1,919)	927	648	612
Increase (decrease) in net assets from operations	171	(370)	(2,149)	954	(439)	(242)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	(8,032)	(1,469)	(915)	(821)	(1,259)
Contract Maintenance Charge	(2)	(4)	(26)	(27)	(23)	(27)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(854)	(847)	(4,060)	3
Increase (decrease) in net assets from contract
transactions	(2)	(8,036)	(2,349)	(1,789)	(4,904)	(1,283)

INCREASE (DECREASE) IN NET ASSETS	169	(8,406)	(4,498)	(835)	(5,343)	(1,525)
NET ASSETS AT BEGINNING OF PERIOD	914	9,320	44,342	45,177	56,282	57,807
NET ASSETS AT END OF PERIOD	$1,083	$914	$39,844	$44,342	$50,939	$56,282

UNITS OUTSTANDING
Units outstanding at beginning of period	81	748	4,706	4,886	6,381	6,525
Units issued	—	—	415	455	—	—
Units redeemed	(1)	(667)	(675)	(635)	(577)	(144)
Units outstanding at end of period	80	81	4,446	4,706	5,804	6,381

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Investment Grade Bond		AST J.P. Morgan Global Thematic		AST J.P. Morgan International Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(46,584)	$(35,918)	$(1,378)	$(1,715)	$(720)	$(797)
Net realized gains (losses)	187,963	49,067	5,515	12,994	65	129
Change in unrealized gains (losses)	(2,314)	(23,462)	(327)	(13,153)	819	(1,456)
Increase (decrease) in net assets from operations	139,065	(10,313)	3,810	(1,874)	164	(2,124)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(360,778)	(122,466)	(14,355)	(67,200)	—	—
Contract Maintenance Charge	(27,012)	(18,272)	(655)	(734)	(4)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(220,432)	1,276,271	2,728	9,577	1	(1)
Increase (decrease) in net assets from contract
transactions	(608,222)	1,135,533	(12,282)	(58,357)	(3)	(5)

INCREASE (DECREASE) IN NET ASSETS	(469,157)	1,125,220	(8,472)	(60,231)	161	(2,129)
NET ASSETS AT BEGINNING OF PERIOD	3,151,310	2,026,090	121,452	181,683	47,162	49,291
NET ASSETS AT END OF PERIOD	$2,682,153	$3,151,310	$112,980	$121,452	$47,323	$47,162

UNITS OUTSTANDING
Units outstanding at beginning of period	204,910	131,402	9,292	13,713	5,208	5,209
Units issued	180,023	144,078	881	1,330	—	—
Units redeemed	(215,352)	(70,570)	(1,850)	(5,751)	—	(1)
Units outstanding at end of period	169,581	204,910	8,323	9,292	5,208	5,208

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST J.P. Morgan Strategic Opportunities		AST Loomis Sayles Large-Cap Growth		AST Lord Abbett Core Fixed Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(39,882)	$(49,631)	$(2,431)	$(2,445)	$(642)	$(676)
Net realized gains (losses)	120,884	177,964	9,142	2,520	597	513
Change in unrealized gains (losses)	(36,647)	(178,860)	895	14,598	849	(826)
Increase (decrease) in net assets from operations	44,355	(50,527)	7,606	14,673	804	(989)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	860	860	—	—	—	—
Benefit payments	—	—	(2,235)	(1,867)	(712)	(620)
Payments on termination	(191,956)	(334,552)	(5,864)	(2,181)	(2,524)	(2,635)
Contract Maintenance Charge	(11,011)	(12,811)	(49)	(50)	(27)	(22)
Transfers among the sub-accounts and with the
Fixed Account - net	(31,371)	(292,501)	(12,066)	(442)	—	—
Increase (decrease) in net assets from contract
transactions	(233,478)	(639,004)	(20,214)	(4,540)	(3,263)	(3,277)

INCREASE (DECREASE) IN NET ASSETS	(189,123)	(689,531)	(12,608)	10,133	(2,459)	(4,266)
NET ASSETS AT BEGINNING OF PERIOD	2,620,768	3,310,299	182,317	172,184	53,934	58,200
NET ASSETS AT END OF PERIOD	$2,431,645	$2,620,768	$169,709	$182,317	$51,475	$53,934

UNITS OUTSTANDING
Units outstanding at beginning of period	219,736	272,580	11,597	11,888	4,012	4,254
Units issued	25,408	8,919	1	3	—	—
Units redeemed	(45,547)	(61,763)	(1,236)	(294)	(235)	(242)
Units outstanding at end of period	199,597	219,736	10,362	11,597	3,777	4,012

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST MFS Global Equity		AST MFS Growth		AST Neuberger Berman/LSV Mid-Cap Value
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(724)	$(782)	$(39)	$(39)	$(345)	$(359)
Net realized gains (losses)	3,181	654	24	215	783	1,077
Change in unrealized gains (losses)	1,288	(1,580)	40	27	3,596	(2,550)
Increase (decrease) in net assets from operations	3,745	(1,708)	25	203	4,034	(1,832)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(949)	(855)	—	—	—	—
Payments on termination	(257)	(438)	—	(397)	(341)	(802)
Contract Maintenance Charge	(5)	(9)	(10)	(9)	(29)	(29)
Transfers among the sub-accounts and with the
Fixed Account - net	(6,725)	(1)	2	(1)	(480)	(871)
Increase (decrease) in net assets from contract
transactions	(7,936)	(1,303)	(8)	(407)	(850)	(1,702)

INCREASE (DECREASE) IN NET ASSETS	(4,191)	(3,011)	17	(204)	3,184	(3,534)
NET ASSETS AT BEGINNING OF PERIOD	65,078	68,089	3,508	3,712	24,079	27,613
NET ASSETS AT END OF PERIOD	$60,887	$65,078	$3,525	$3,508	$27,263	$24,079

UNITS OUTSTANDING
Units outstanding at beginning of period	4,513	4,600	215	242	1,524	1,627
Units issued	—	—	—	—	125	111
Units redeemed	(540)	(87)	—	(27)	(170)	(214)
Units outstanding at end of period	3,973	4,513	215	215	1,479	1,524

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST New Discovery Asset Allocation		AST Parametric Emerging Markets Equity		AST PIMCO Total Return Bond
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,539)	$(1,087)	$(163)	$(182)	$(1,113)	$(1,348)
Net realized gains (losses)	437	336	(136)	(34)	988	1,163
Change in unrealized gains (losses)	6,964	718	1,493	(2,301)	2,733	(3,178)
Increase (decrease) in net assets from operations	3,862	(33)	1,194	(2,517)	2,608	(3,363)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	(698)	(612)
Payments on termination	(4,318)	—	(276)	(347)	(1,931)	(19,386)
Contract Maintenance Charge	(2)	(3)	(30)	(39)	(34)	(36)
Transfers among the sub-accounts and with the
Fixed Account - net	1,130	166,454	(1)	2	(6,193)	(775)
Increase (decrease) in net assets from contract
transactions	(3,190)	166,451	(307)	(384)	(8,856)	(20,809)

INCREASE (DECREASE) IN NET ASSETS	672	166,418	887	(2,901)	(6,248)	(24,172)
NET ASSETS AT BEGINNING OF PERIOD	172,048	5,630	11,575	14,476	84,947	109,119
NET ASSETS AT END OF PERIOD	$172,720	$172,048	$12,462	$11,575	$78,699	$84,947

UNITS OUTSTANDING
Units outstanding at beginning of period	14,400	449	1,498	1,539	6,402	7,932
Units issued	771	14,628	—	—	129	88
Units redeemed	(1,020)	(677)	(44)	(41)	(773)	(1,618)
Units outstanding at end of period	14,151	14,400	1,454	1,498	5,758	6,402
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Preservation Asset Allocation		AST Prudential Growth Allocation		AST QMA US Equity Alpha
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(92,689)	$(113,424)	$(158,760)	$(146,582)	$(628)	$(655)
Net realized gains (losses)	217,824	370,983	365,315	534,405	5,530	1,298
Change in unrealized gains (losses)	115,314	(354,347)	596,701	(640,924)	1,817	414
Increase (decrease) in net assets from operations	240,449	(96,788)	803,256	(253,101)	6,719	1,057

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	40	—	—	—	—
Benefit payments	—	—	—	—	(1,099)	(948)
Payments on termination	(376,949)	(493,062)	(445,420)	(547,762)	(294)	(483)
Contract Maintenance Charge	(25,686)	(26,346)	(61,687)	(54,177)	(14)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	(111,062)	(1,207,864)	(116,102)	1,921,816	(8,939)	(998)
Increase (decrease) in net assets from contract
transactions	(513,697)	(1,727,232)	(623,209)	1,319,877	(10,346)	(2,444)

INCREASE (DECREASE) IN NET ASSETS	(273,248)	(1,824,020)	180,047	1,066,776	(3,627)	(1,387)
NET ASSETS AT BEGINNING OF PERIOD	6,120,188	7,944,208	10,474,792	9,408,016	54,162	55,549
NET ASSETS AT END OF PERIOD	$5,846,940	$6,120,188	$10,654,839	$10,474,792	$50,535	$54,162

UNITS OUTSTANDING
Units outstanding at beginning of period	477,598	614,654	936,726	825,939	3,605	3,769
Units issued	31,735	35,468	159,411	344,431	153	131
Units redeemed	(70,551)	(172,524)	(216,657)	(233,644)	(812)	(295)
Units outstanding at end of period	438,782	477,598	879,480	936,726	2,946	3,605

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST RCM World Trends		AST Schroders Global Tactical		AST Small-Cap Growth
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(22,239)	$(24,993)	$(15,394)	$(8,789)	$(11)	$(11)
Net realized gains (losses)	45,122	55,417	9,319	25,495	92	73
Change in unrealized gains (losses)	12,677	(56,643)	60,367	(33,440)	14	(74)
Increase (decrease) in net assets from operations	35,560	(26,219)	54,292	(16,734)	95	(12)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	5,850	5,850	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(68,736)	(105,399)	(60,963)	(83,611)	—	—
Contract Maintenance Charge	(3,828)	(4,413)	(4,760)	(2,054)	(2)	(1)
Transfers among the sub-accounts and with the
Fixed Account - net	(32,312)	(42,601)	4,595	632,254	(312)	(393)
Increase (decrease) in net assets from contract
transactions	(104,876)	(152,413)	(55,278)	552,439	(314)	(394)

INCREASE (DECREASE) IN NET ASSETS	(69,316)	(178,632)	(986)	535,705	(219)	(406)
NET ASSETS AT BEGINNING OF PERIOD	1,349,238	1,527,870	1,096,947	561,242	516	922
NET ASSETS AT END OF PERIOD	$1,279,922	$1,349,238	$1,095,961	$1,096,947	$297	$516

UNITS OUTSTANDING
Units outstanding at beginning of period	117,201	129,944	89,119	44,279	32	57
Units issued	6,173	4,410	5,564	55,233	54	37
Units redeemed	(15,191)	(17,153)	(10,111)	(10,393)	(70)	(62)
Units outstanding at end of period	108,183	117,201	84,572	89,119	16	32

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Small-Cap Growth Opportunities		AST Small-Cap Value		AST Templeton Global Bond
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(267)	$(324)	$(394)	$(389)	$(569)	$(671)
Net realized gains (losses)	1,403	1,044	714	708	(604)	(283)
Change in unrealized gains (losses)	142	(630)	7,531	(2,022)	2,233	(2,035)
Increase (decrease) in net assets from operations	1,278	90	7,851	(1,703)	1,060	(2,989)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(488)	(472)	—	—	—	—
Payments on termination	(780)	(648)	(340)	(320)	(1,307)	(4,418)
Contract Maintenance Charge	(15)	(14)	(12)	(11)	(19)	(24)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,058)	(868)	(200)	(402)	(4,396)	(183)
Increase (decrease) in net assets from contract
transactions	(5,341)	(2,002)	(552)	(733)	(5,722)	(4,625)

INCREASE (DECREASE) IN NET ASSETS	(4,063)	(1,912)	7,299	(2,436)	(4,662)	(7,614)
NET ASSETS AT BEGINNING OF PERIOD	23,761	25,673	28,511	30,947	45,632	53,246
NET ASSETS AT END OF PERIOD	$19,698	$23,761	$35,810	$28,511	$40,970	$45,632

UNITS OUTSTANDING
Units outstanding at beginning of period	1,669	1,805	1,930	1,980	4,078	4,476
Units issued	149	129	69	78	49	52
Units redeemed	(522)	(265)	(99)	(128)	(578)	(450)
Units outstanding at end of period	1,296	1,669	1,900	1,930	3,549	4,078

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST T. Rowe Price Asset Allocation		AST T. Rowe Price Large-Cap Growth		AST T. Rowe Price Natural Resources
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(72,057)	$(80,820)	$(224)	$(227)	$(952)	$(1,168)
Net realized gains (losses)	327,690	641,152	269	402	(4,221)	(11,208)
Change in unrealized gains (losses)	(27,728)	(638,867)	284	1,357	19,666	(3,578)
Increase (decrease) in net assets from operations	227,905	(78,535)	329	1,532	14,493	(15,954)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,500	1,500	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(520,102)	(918,589)	—	—	(34,994)	(22,302)
Contract Maintenance Charge	(13,953)	(12,575)	(7)	(11)	(30)	(33)
Transfers among the sub-accounts and with the
Fixed Account - net	(357,977)	(249,573)	(357)	(496)	(190)	1,686
Increase (decrease) in net assets from contract
transactions	(890,532)	(1,179,237)	(364)	(507)	(35,214)	(20,649)

INCREASE (DECREASE) IN NET ASSETS	(662,627)	(1,257,772)	(35)	1,025	(20,721)	(36,603)
NET ASSETS AT BEGINNING OF PERIOD	4,711,178	5,968,950	19,773	18,748	64,831	101,434
NET ASSETS AT END OF PERIOD	$4,048,551	$4,711,178	$19,738	$19,773	$44,110	$64,831

UNITS OUTSTANDING
Units outstanding at beginning of period	359,399	444,924	1,029	1,057	9,202	11,497
Units issued	39,521	91,553	62	42	636	1,462
Units redeemed	(107,479)	(177,078)	(80)	(70)	(4,764)	(3,757)
Units outstanding at end of period	291,441	359,399	1,011	1,029	5,074	9,202

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Value Equity*		AST WEDGE Capital Mid-Cap Value*		AST Wellington Management Hedged Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(220)	$(318)	$(582)	$(654)	$(3,735)	$(3,092)
Net realized gains (losses)	50	716	4,355	626	9,455	9,448
Change in unrealized gains (losses)	916	(1,841)	880	(3,597)	5,646	(11,057)
Increase (decrease) in net assets from operations	746	(1,443)	4,653	(3,625)	11,366	(4,701)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(437)	(7,437)	(285)	(508)	(10,459)	(2,970)
Contract Maintenance Charge	(13)	(16)	(4)	(7)	(341)	(40)
Transfers among the sub-accounts and with the
Fixed Account - net	(100)	(371)	(7,568)	—	(13,548)	25,098
Increase (decrease) in net assets from contract
transactions	(550)	(7,824)	(7,857)	(515)	(24,348)	22,088

INCREASE (DECREASE) IN NET ASSETS	196	(9,267)	(3,204)	(4,140)	(12,982)	17,387
NET ASSETS AT BEGINNING OF PERIOD	16,191	25,458	41,971	46,111	228,245	210,858
NET ASSETS AT END OF PERIOD	$16,387	$16,191	$38,767	$41,971	$215,263	$228,245

UNITS OUTSTANDING
Units outstanding at beginning of period	1,521	2,206	2,796	2,828	21,710	19,574
Units issued	105	107	—	—	5,529	8,629
Units redeemed	(154)	(792)	(500)	(32)	(7,695)	(6,493)
Units outstanding at end of period	1,472	1,521	2,296	2,796	19,544	21,710

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AST Western Asset Core Plus Bond		AB VPS Growth		AB VPS Growth & Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(122)	$(126)	$(243,536)	$(291,844)	$(369,213)	$(252,347)
Net realized gains (losses)	97	59	2,455,701	4,844,730	4,955,234	2,707,664
Change in unrealized gains (losses)	524	101	(2,357,714)	(3,338,528)	(933,533)	(2,558,046)
Increase (decrease) in net assets from operations	499	34	(145,549)	1,214,358	3,652,488	(102,729)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	204	653	29,358	1,979
Benefit payments	(741)	(636)	(516,116)	(739,091)	(3,523,701)	(2,581,842)
Payments on termination	—	—	(1,396,809)	(2,085,728)	(3,276,778)	(4,222,644)
Contract Maintenance Charge	—	—	(27,408)	(32,043)	(38,990)	(44,092)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(434,444)	(678,667)	(691,183)	(1,057,106)
Increase (decrease) in net assets from contract
transactions	(741)	(636)	(2,374,573)	(3,534,876)	(7,501,294)	(7,903,705)

INCREASE (DECREASE) IN NET ASSETS	(242)	(602)	(2,520,122)	(2,320,518)	(3,848,806)	(8,006,434)
NET ASSETS AT BEGINNING OF PERIOD	12,230	12,832	16,122,159	18,442,677	46,288,894	54,295,328
NET ASSETS AT END OF PERIOD	$11,988	$12,230	$13,602,037	$16,122,159	$42,440,088	$46,288,894

UNITS OUTSTANDING
Units outstanding at beginning of period	951	1,000	1,079,179	1,323,754	2,553,854	2,985,124
Units issued	—	—	19,682	50,456	107,171	44,146
Units redeemed	(56)	(49)	(176,312)	(295,031)	(506,779)	(475,416)
Units outstanding at end of period	895	951	922,549	1,079,179	2,154,246	2,553,854

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AB VPS International Value		AB VPS Large Cap Growth		AB VPS Small/Mid Cap Value
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(49,495)	$41,143	$(241,538)	$(268,419)	$(135,872)	$(146,987)
Net realized gains (losses)	(345,744)	(320,016)	2,512,720	3,041,483	699,685	2,399,126
Change in unrealized gains (losses)	180,544	443,306	(2,194,684)	(1,402,073)	1,507,851	(3,095,174)
Increase (decrease) in net assets from operations	(214,695)	164,433	76,498	1,370,991	2,071,664	(843,035)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,380	480	600	840	1,100	—
Benefit payments	(203,336)	(223,865)	(473,944)	(512,600)	(234,828)	(224,101)
Payments on termination	(927,687)	(1,152,485)	(1,039,365)	(1,711,009)	(959,139)	(2,093,747)
Contract Maintenance Charge	(28,494)	(34,356)	(15,793)	(16,856)	(42,582)	(48,386)
Transfers among the sub-accounts and with the
Fixed Account - net	409,941	(492,401)	(76,667)	(281,152)	(265,338)	(122,137)
Increase (decrease) in net assets from contract
transactions	(748,196)	(1,902,627)	(1,605,169)	(2,520,777)	(1,500,787)	(2,488,371)

INCREASE (DECREASE) IN NET ASSETS	(962,891)	(1,738,194)	(1,528,671)	(1,149,786)	570,877	(3,331,406)
NET ASSETS AT BEGINNING OF PERIOD	8,689,161	10,427,355	15,251,494	16,401,280	10,246,555	13,577,961
NET ASSETS AT END OF PERIOD	$7,726,270	$8,689,161	$13,722,823	$15,251,494	$10,817,432	$10,246,555

UNITS OUTSTANDING
Units outstanding at beginning of period	858,947	1,036,597	1,229,314	1,430,587	353,879	434,305
Units issued	73,773	28,746	52,004	68,949	10,763	5,139
Units redeemed	(148,369)	(206,396)	(181,923)	(270,222)	(59,826)	(85,565)
Units outstanding at end of period	784,351	858,947	1,099,395	1,229,314	304,816	353,879

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		American Century Variable Portfolios, Inc.		American Century Variable Portfolios, Inc.
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Value		American Century VP Balanced		American Century VP International
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,324)	$677	$—	$4	$(21)	$(63)
Net realized gains (losses)	16,480	37,621	—	1,177	16	24
Change in unrealized gains (losses)	43,610	(111,368)	—	(1,600)	(380)	—
Increase (decrease) in net assets from operations	57,766	(73,070)	—	(419)	(385)	(39)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(21,547)	(20,447)	—	—	—	—
Payments on termination	(66,912)	(119,344)	—	(11,328)	—	—
Contract Maintenance Charge	(2,062)	(2,355)	—	—	(4)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,323)	(12,861)	—	—	—	—
Increase (decrease) in net assets from contract
transactions	(91,844)	(155,007)	—	(11,328)	(4)	(4)

INCREASE (DECREASE) IN NET ASSETS	(34,078)	(228,077)	—	(11,747)	(389)	(43)
NET ASSETS AT BEGINNING OF PERIOD	716,549	944,626	—	11,747	5,623	5,666
NET ASSETS AT END OF PERIOD	$682,471	$716,549	$—	$—	$5,234	$5,623

UNITS OUTSTANDING
Units outstanding at beginning of period	55,440	66,606	—	530	321	321
Units issued	446	555	—	—	—	—
Units redeemed	(7,514)	(11,721)	—	(530)	—	—
Units outstanding at end of period	48,372	55,440	—	—	321	321

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series I		Deutsche Variable Series I		Deutsche Variable Series I
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Bond VIP A		Deutsche Capital Growth VIP A		Deutsche Core Equity VIP A
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,173	$6,945	$849	$(621)	$3,740	$721
Net realized gains (losses)	(179)	(5,327)	127,625	189,301	71,408	34,060
Change in unrealized gains (losses)	1,443	(3,472)	(84,686)	(90,894)	(29,244)	(6,424)
Increase (decrease) in net assets from operations	9,437	(1,854)	43,788	97,786	45,904	28,357

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	800	500	2,020	—	120
Benefit payments	(3,308)	(4,230)	29,108	(6,962)	(251)	(267)
Payments on termination	—	(10,261)	(98,072)	(88,760)	(76,172)	(46,154)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	9,229	(102,393)	45,794	162,241	20,579	(35,827)
Increase (decrease) in net assets from contract
transactions	5,921	(116,084)	(22,670)	68,539	(55,844)	(82,128)

INCREASE (DECREASE) IN NET ASSETS	15,358	(117,938)	21,118	166,325	(9,940)	(53,771)
NET ASSETS AT BEGINNING OF PERIOD	181,210	299,148	1,252,166	1,085,841	563,187	616,958
NET ASSETS AT END OF PERIOD	$196,568	$181,210	$1,273,284	$1,252,166	$553,247	$563,187

UNITS OUTSTANDING
Units outstanding at beginning of period	11,515	18,819	57,221	53,549	29,656	33,962
Units issued	709	703	5,285	10,044	1,568	420
Units redeemed	(348)	(8,007)	(6,288)	(6,372)	(4,651)	(4,726)
Units outstanding at end of period	11,876	11,515	56,218	57,221	26,573	29,656

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series I		Deutsche Variable Series I		Deutsche Variable Series II
	Sub-Account		Sub-Account		Sub-Account
	Deutsche CROCI® International VIP A		Deutsche Global Small Cap VIP A		Deutsche Global Income Builder VIP A II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$17,619	$7,166	$(2,684)	$2,683	$35,096	$28,538
Net realized gains (losses)	(24,223)	(4,060)	81,934	112,966	1,941	38,086
Change in unrealized gains (losses)	5,613	(15,793)	(77,285)	(106,459)	23,848	(93,346)
Increase (decrease) in net assets from operations	(991)	(12,687)	1,965	9,190	60,885	(26,722)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	300	180	300	—	—
Benefit payments	11,759	(2,427)	(7,038)	(1,366)	8,836	(13,246)
Payments on termination	(25,054)	(9,176)	(49,270)	(37,520)	(43,627)	(14,894)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(14,525)	1,322	(46,621)	(124,342)	(16,976)	(94,974)
Increase (decrease) in net assets from contract
transactions	(27,640)	(9,981)	(102,749)	(162,928)	(51,767)	(123,114)

INCREASE (DECREASE) IN NET ASSETS	(28,631)	(22,668)	(100,784)	(153,738)	9,118	(149,836)
NET ASSETS AT BEGINNING OF PERIOD	194,464	217,132	909,633	1,063,371	1,054,614	1,204,450
NET ASSETS AT END OF PERIOD	$165,833	$194,464	$808,849	$909,633	$1,063,732	$1,054,614

UNITS OUTSTANDING
Units outstanding at beginning of period	17,562	18,406	26,735	31,397	69,533	77,686
Units issued	2,014	232	290	814	2,302	2,650
Units redeemed	(4,594)	(1,076)	(3,463)	(5,476)	(5,690)	(10,803)
Units outstanding at end of period	14,982	17,562	23,562	26,735	66,145	69,533

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series II		Deutsche Variable Series II		Dreyfus Socially Responsible Growth Fund, Inc.
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Government Money Market VIP A II*		Deutsche Small Mid Cap Growth VIP A II		Dreyfus Socially Responsible Growth Fund
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,329)	$(1,311)	$(2,666)	$(3,059)	$(2)	$(59)
Net realized gains (losses)	—	—	63,431	47,935	2,109	2,896
Change in unrealized gains (losses)	—	—	(30,463)	(51,010)	(202)	(3,823)
Increase (decrease) in net assets from operations	(1,329)	(1,311)	30,302	(6,134)	1,905	(986)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	240	360	—	—
Benefit payments	19,380	(2,437)	(2,027)	(173)	—	—
Payments on termination	(36,804)	(103,165)	(10,097)	(11,263)	—	—
Contract Maintenance Charge	—	—	—	—	(7)	(8)
Transfers among the sub-accounts and with the
Fixed Account - net	24,994	120,610	37,399	(25,051)	—	(1)
Increase (decrease) in net assets from contract
transactions	7,570	15,008	25,515	(36,127)	(7)	(9)

INCREASE (DECREASE) IN NET ASSETS	6,241	13,697	55,817	(42,261)	1,898	(995)
NET ASSETS AT BEGINNING OF PERIOD	177,048	163,351	360,698	402,959	21,234	22,229
NET ASSETS AT END OF PERIOD	$183,289	$177,048	$416,515	$360,698	$23,132	$21,234

UNITS OUTSTANDING
Units outstanding at beginning of period	17,366	15,910	19,791	21,752	1,354	1,354
Units issued	5,669	12,715	2,218	536	—	—
Units redeemed	(4,937)	(11,259)	(910)	(2,497)	(1)	—
Units outstanding at end of period	18,098	17,366	21,099	19,791	1,353	1,354

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Dreyfus Stock Index Fund		Dreyfus Variable Investment Fund		Dreyfus Variable Investment Fund
	Sub-Account		Sub-Account		Sub-Account
	Dreyfus Stock Index Fund		VIF Government Money Market*		VIF Growth & Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,792	$2,225	$(4,704)	$(7,180)	$(129)	$(459)
Net realized gains (losses)	137,490	31,513	—	—	12,093	15,506
Change in unrealized gains (losses)	(102,837)	(35,019)	—	—	(9,042)	(14,487)
Increase (decrease) in net assets from operations	36,445	(1,281)	(4,704)	(7,180)	2,922	560

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,022	—	—	—
Benefit payments	(24,352)	(14,634)	(30,009)	36,529	(15,728)	—
Payments on termination	(236,531)	(20,802)	(16,962)	(2,661,432)	(2,300)	(19,837)
Contract Maintenance Charge	(210)	(201)	(144)	(152)	(69)	(74)
Transfers among the sub-accounts and with the
Fixed Account - net	(128,704)	(2)	266	2,670,131	(13,292)	(187)
Increase (decrease) in net assets from contract
transactions	(389,797)	(35,639)	(45,827)	45,076	(31,389)	(20,098)

INCREASE (DECREASE) IN NET ASSETS	(353,352)	(36,920)	(50,531)	37,896	(28,467)	(19,538)
NET ASSETS AT BEGINNING OF PERIOD	566,852	603,772	378,727	340,831	72,066	91,604
NET ASSETS AT END OF PERIOD	$213,500	$566,852	$328,196	$378,727	$43,599	$72,066

UNITS OUTSTANDING
Units outstanding at beginning of period	30,043	31,983	36,549	32,532	3,715	4,839
Units issued	3	2	473	288,133	2	—
Units redeemed	(19,742)	(1,942)	(4,903)	(284,116)	(1,610)	(1,124)
Units outstanding at end of period	10,304	30,043	32,119	36,549	2,107	3,715

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Federated Insurance Series		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	Federated Government Money Fund II*		VIP Contrafund		VIP Equity-Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(53,711)	$(63,240)	$(18,943)	$(15,403)	$4,692	$11,147
Net realized gains (losses)	—	—	395,291	575,850	34,581	71,435
Change in unrealized gains (losses)	—	—	(139,816)	(580,643)	51,533	(120,930)
Increase (decrease) in net assets from operations	(53,711)	(63,240)	236,532	(20,196)	90,806	(38,348)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,060	2,060	43,543	26,621	180	180
Benefit payments	(78,672)	(132,669)	(38,327)	(30,626)	(72,417)	(5,560)
Payments on termination	(405,504)	(478,360)	(421,956)	(575,857)	(18,692)	(61,436)
Contract Maintenance Charge	(3,607)	(4,079)	(2,975)	(3,353)	(348)	(366)
Transfers among the sub-accounts and with the
Fixed Account - net	8,261	(102,942)	216,475	31,395	(6,632)	(44,335)
Increase (decrease) in net assets from contract
transactions	(477,462)	(715,990)	(203,240)	(551,820)	(97,909)	(111,517)

INCREASE (DECREASE) IN NET ASSETS	(531,173)	(779,230)	33,292	(572,016)	(7,103)	(149,865)
NET ASSETS AT BEGINNING OF PERIOD	4,067,898	4,847,128	3,937,442	4,509,458	623,364	773,229
NET ASSETS AT END OF PERIOD	$3,536,725	$4,067,898	$3,970,734	$3,937,442	$616,261	$623,364

UNITS OUTSTANDING
Units outstanding at beginning of period	354,263	416,136	159,753	181,361	33,290	38,982
Units issued	9,343	4,161	13,016	5,370	20	799
Units redeemed	(51,389)	(66,034)	(21,415)	(26,978)	(4,870)	(6,491)
Units outstanding at end of period	312,217	354,263	151,354	159,753	28,440	33,290

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account		Sub-Account
	VIP Government Money Market*	VIP Growth		VIP High Income
	2016	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(168,358)	$(38,836)	$(36,899)	$16,068	$26,388
Net realized gains (losses)	—	467,136	322,347	(14,976)	(2,201)
Change in unrealized gains (losses)	—	(448,031)	(90,206)	50,310	(48,369)
Increase (decrease) in net assets from operations	(168,358)	(19,731)	195,242	51,402	(24,182)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,926	25,609	11,580	750	750
Benefit payments	(630,628)	(37,047)	(11,238)	(12,079)	(4,933)
Payments on termination	(2,414,390)	(364,238)	(336,191)	(49,145)	(23,458)
Contract Maintenance Charge	(10,393)	(2,794)	(3,027)	(392)	(447)
Transfers among the sub-accounts and with the
Fixed Account - net	23,403,649	73,717	(122,090)	(42,713)	4,070
Increase (decrease) in net assets from contract
transactions	20,351,164	(304,753)	(460,966)	(103,579)	(24,018)

INCREASE (DECREASE) IN NET ASSETS	20,182,806	(324,484)	(265,724)	(52,177)	(48,200)
NET ASSETS AT BEGINNING OF PERIOD	—	3,196,323	3,462,047	472,075	520,275
NET ASSETS AT END OF PERIOD	$20,182,806	$2,871,839	$3,196,323	$419,898	$472,075

UNITS OUTSTANDING
Units outstanding at beginning of period	—	200,978	230,751	31,751	33,331
Units issued	2,625,261	17,552	1,490	812	793
Units redeemed	(590,800)	(36,387)	(31,263)	(7,697)	(2,373)
Units outstanding at end of period	2,034,461	182,143	200,978	24,866	31,751

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Index 500		VIP Investment Grade Bond		VIP Overseas
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,005	$20,407	$8,867	$13,479	$2,540	$(485)
Net realized gains (losses)	216,466	215,474	1,530	4,127	3,930	18,924
Change in unrealized gains (losses)	94,617	(234,763)	22,745	(35,406)	(40,874)	4,462
Increase (decrease) in net assets from operations	312,088	1,118	33,142	(17,800)	(34,404)	22,901

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,331	15,087	10,557	5,042	3,200	2,461
Benefit payments	(166,689)	(60,347)	(3,633)	(529)	(93)	(114)
Payments on termination	(263,131)	(477,600)	(159,329)	(181,864)	(135,081)	(147,511)
Contract Maintenance Charge	(2,378)	(2,478)	(752)	(885)	(516)	(615)
Transfers among the sub-accounts and with the
Fixed Account - net	(125,752)	7,453	(25,704)	(3,099)	221,702	(7,318)
Increase (decrease) in net assets from contract
transactions	(545,619)	(517,885)	(178,861)	(181,335)	89,212	(153,097)

INCREASE (DECREASE) IN NET ASSETS	(233,531)	(516,767)	(145,719)	(199,135)	54,808	(130,196)
NET ASSETS AT BEGINNING OF PERIOD	3,406,440	3,923,207	1,015,422	1,214,557	590,698	720,894
NET ASSETS AT END OF PERIOD	$3,172,909	$3,406,440	$869,703	$1,015,422	$645,506	$590,698

UNITS OUTSTANDING
Units outstanding at beginning of period	214,255	246,267	53,499	62,837	44,715	55,399
Units issued	1,439	3,070	1,074	703	18,820	408
Units redeemed	(34,974)	(35,082)	(10,259)	(10,041)	(11,168)	(11,092)
Units outstanding at end of period	180,720	214,255	44,314	53,499	52,367	44,715

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Asset Manager Growth (Service Class 2)		VIP Contrafund (Service Class 2)		VIP Equity-Income (Service Class 2)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(17)	$101	$(315,730)	$(340,249)	$2,394	$7,447
Net realized gains (losses)	2,892	109	3,107,199	5,858,029	24,789	58,730
Change in unrealized gains (losses)	(4,584)	(610)	(1,164,072)	(5,847,555)	41,453	(96,485)
Increase (decrease) in net assets from operations	(1,709)	(400)	1,627,397	(329,775)	68,636	(30,308)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	91,080	33,433	—	—
Benefit payments	—	—	(1,195,941)	(1,447,808)	(3,045)	(12,723)
Payments on termination	—	—	(3,321,983)	(6,222,963)	(82,271)	(71,305)
Contract Maintenance Charge	—	—	(120,131)	(140,618)	(221)	(198)
Transfers among the sub-accounts and with the
Fixed Account - net	(31,615)	20,729	(563,018)	(1,618,579)	(3,372)	4,380
Increase (decrease) in net assets from contract
transactions	(31,615)	20,729	(5,109,993)	(9,396,535)	(88,909)	(79,846)

INCREASE (DECREASE) IN NET ASSETS	(33,324)	20,329	(3,482,596)	(9,726,310)	(20,273)	(110,154)
NET ASSETS AT BEGINNING OF PERIOD	33,324	12,995	33,277,889	43,004,199	507,073	617,227
NET ASSETS AT END OF PERIOD	$—	$33,324	$29,795,293	$33,277,889	$486,800	$507,073

UNITS OUTSTANDING
Units outstanding at beginning of period	2,255	864	1,914,299	2,424,427	32,592	37,208
Units issued	—	1,391	89,920	109,813	89	291
Units redeemed	(2,255)	—	(386,485)	(619,941)	(5,580)	(4,907)
Units outstanding at end of period	—	2,255	1,617,734	1,914,299	27,101	32,592

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Freedom 2010 Portfolio (Service Class 2)		VIP Freedom 2020 Portfolio (Service Class 2)		VIP Freedom 2030 Portfolio (Service Class 2)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,857)	$(3,706)	$(13,966)	$(3,266)	$(5,787)	$(7,859)
Net realized gains (losses)	169,446	116,530	227,015	130,528	76,560	103,358
Change in unrealized gains (losses)	(35,653)	(202,605)	(77,561)	(195,744)	(2,313)	(130,262)
Increase (decrease) in net assets from operations	122,936	(89,781)	135,488	(68,482)	68,460	(34,763)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,440	1,380	—	—
Benefit payments	(191,574)	(107,745)	(56,816)	(166,251)	(18,059)	(359,835)
Payments on termination	(430,693)	(270,957)	(773,199)	(418,065)	(71,341)	(429,170)
Contract Maintenance Charge	(14,526)	(14,286)	(16,637)	(17,910)	(6,279)	(6,871)
Transfers among the sub-accounts and with the
Fixed Account - net	690,852	235,042	184,945	296,033	(115)	185,550
Increase (decrease) in net assets from contract
transactions	54,059	(157,946)	(660,267)	(304,813)	(95,794)	(610,326)

INCREASE (DECREASE) IN NET ASSETS	176,995	(247,727)	(524,779)	(373,295)	(27,334)	(645,089)
NET ASSETS AT BEGINNING OF PERIOD	4,059,859	4,307,586	3,538,605	3,911,900	1,528,064	2,173,153
NET ASSETS AT END OF PERIOD	$4,236,854	$4,059,859	$3,013,826	$3,538,605	$1,500,730	$1,528,064

UNITS OUTSTANDING
Units outstanding at beginning of period	305,524	316,539	268,084	289,718	113,526	158,498
Units issued	60,008	35,498	26,432	22,588	12,894	17,303
Units redeemed	(59,271)	(46,513)	(74,534)	(44,222)	(19,892)	(62,275)
Units outstanding at end of period	306,261	305,524	219,982	268,084	106,528	113,526

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Freedom Income Portfolio (Service Class 2)		VIP Government Money Market (Service Class 2)*		VIP Growth (Service Class 2)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,818)	$(3,873)	$(380,507)	$(126,832)	$(1,967)	$(2,334)
Net realized gains (losses)	41,011	32,266	—	—	29,238	15,835
Change in unrealized gains (losses)	1,147	(61,157)	—	—	(28,656)	(5,346)
Increase (decrease) in net assets from operations	33,340	(32,764)	(380,507)	(126,832)	(1,385)	8,155

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,468	190,524	60	60
Benefit payments	(95,621)	(63,522)	(1,451,278)	(477,763)	(6,177)	—
Payments on termination	(643,961)	(642,112)	(3,213,872)	(4,282,123)	(33,608)	(19,615)
Contract Maintenance Charge	(5,296)	(6,373)	(75,126)	(34,560)	(99)	(106)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,751)	755,908	26,868,321	3,346,753	256	(519)
Increase (decrease) in net assets from contract
transactions	(750,629)	43,901	22,129,513	(1,257,169)	(39,568)	(20,180)

INCREASE (DECREASE) IN NET ASSETS	(717,289)	11,137	21,749,006	(1,384,001)	(40,953)	(12,025)
NET ASSETS AT BEGINNING OF PERIOD	1,497,694	1,486,557	7,086,621	8,470,622	145,499	157,524
NET ASSETS AT END OF PERIOD	$780,405	$1,497,694	$28,835,627	$7,086,621	$104,546	$145,499

UNITS OUTSTANDING
Units outstanding at beginning of period	123,136	119,772	750,782	880,057	9,657	10,822
Units issued	65,507	71,108	3,223,211	498,460	39	9
Units redeemed	(125,913)	(67,744)	(946,874)	(627,735)	(2,633)	(1,174)
Units outstanding at end of period	62,730	123,136	3,027,119	750,782	7,063	9,657

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Growth & Income (Service Class 2)		VIP Growth Opportunities (Service Class 2)		VIP High Income (Service Class 2)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,837)	$3,174	$(20,788)	$(15,463)	$79,406	$139,711
Net realized gains (losses)	501,929	687,872	(3,602)	124,805	(78,950)	(23,429)
Change in unrealized gains (losses)	128,796	(920,860)	(2,884)	(146,455)	289,728	(265,360)
Increase (decrease) in net assets from operations	621,888	(229,814)	(27,274)	(37,113)	290,184	(149,078)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	140	240	—	—	84	144
Benefit payments	(75,329)	(149,038)	(1,370)	(25,620)	(129,196)	(51,202)
Payments on termination	(498,624)	(668,103)	(51,327)	(40,019)	(444,552)	(472,119)
Contract Maintenance Charge	(18,922)	(21,257)	(5,094)	(3,792)	(7,516)	(9,102)
Transfers among the sub-accounts and with the
Fixed Account - net	(47,866)	(267,890)	(5,898)	1,520,729	(177,737)	(328,375)
Increase (decrease) in net assets from contract
transactions	(640,601)	(1,106,048)	(63,689)	1,451,298	(758,917)	(860,654)

INCREASE (DECREASE) IN NET ASSETS	(18,713)	(1,335,862)	(90,963)	1,414,185	(468,733)	(1,009,732)
NET ASSETS AT BEGINNING OF PERIOD	5,018,237	6,354,099	1,414,185	—	2,836,491	3,846,223
NET ASSETS AT END OF PERIOD	$4,999,524	$5,018,237	$1,323,222	$1,414,185	$2,367,758	$2,836,491

UNITS OUTSTANDING
Units outstanding at beginning of period	293,991	356,307	76,492	—	187,080	238,437
Units issued	14,226	9,288	6,801	93,647	1,171	7,798
Units redeemed	(50,680)	(71,604)	(10,807)	(17,155)	(48,455)	(59,155)
Units outstanding at end of period	257,537	293,991	72,486	76,492	139,796	187,080

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Index 500 (Service Class 2)		VIP Investment Grade Bond (Service Class 2)		VIP Mid Cap (Service Class 2)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$19,657	$7,938	$3	$4	$(117,954)	$(157,272)
Net realized gains (losses)	247,982	355,801	(18)	(11)	531,376	1,649,038
Change in unrealized gains (losses)	547,810	(419,508)	32	(22)	419,603	(1,763,835)
Increase (decrease) in net assets from operations	815,449	(55,769)	17	(29)	833,025	(272,069)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	11,127	28,044	—	—	964	910
Benefit payments	(100,414)	(69,545)	—	—	(211,289)	(696,340)
Payments on termination	(441,510)	(774,619)	(380)	(470)	(982,834)	(1,522,123)
Contract Maintenance Charge	(23,703)	(23,196)	(4)	(3)	(37,124)	(43,620)
Transfers among the sub-accounts and with the
Fixed Account - net	4,427,312	577,183	2	25	361,078	12,648
Increase (decrease) in net assets from contract
transactions	3,872,812	(262,133)	(382)	(448)	(869,205)	(2,248,525)

INCREASE (DECREASE) IN NET ASSETS	4,688,261	(317,902)	(365)	(477)	(36,180)	(2,520,594)
NET ASSETS AT BEGINNING OF PERIOD	7,646,842	7,964,744	903	1,380	9,630,019	12,150,613
NET ASSETS AT END OF PERIOD	$12,335,103	$7,646,842	$538	$903	$9,593,839	$9,630,019

UNITS OUTSTANDING
Units outstanding at beginning of period	482,193	498,693	63	92	549,842	672,344
Units issued	309,288	77,279	—	2	58,480	42,251
Units redeemed	(81,834)	(93,779)	(28)	(31)	(108,647)	(164,753)
Units outstanding at end of period	709,647	482,193	35	63	499,675	549,842

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	VIP Overseas (Service Class 2)		Franklin Flex Cap Growth VIP		Franklin Growth and Income VIP
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(344)	$(240)	$(22,738)	$(29,300)	$204,063	$418,096
Net realized gains (losses)	(808)	1,136	74,426	1,053,082	2,057,022	1,521,993
Change in unrealized gains (losses)	(734)	(166)	(123,442)	(972,360)	(368,326)	(2,533,160)
Increase (decrease) in net assets from operations	(1,886)	730	(71,754)	51,422	1,892,759	(593,071)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	11,424	20,080
Benefit payments	—	—	(55,754)	(102,385)	(453,962)	(504,746)
Payments on termination	(19,112)	(6,757)	(127,592)	(212,059)	(2,114,342)	(2,937,299)
Contract Maintenance Charge	(12)	(17)	(5,766)	(6,805)	(82,155)	(92,545)
Transfers among the sub-accounts and with the
Fixed Account - net	14	(1)	19,264	(68,127)	(989,794)	(1,143,422)
Increase (decrease) in net assets from contract
transactions	(19,110)	(6,775)	(169,848)	(389,376)	(3,628,829)	(4,657,932)

INCREASE (DECREASE) IN NET ASSETS	(20,996)	(6,045)	(241,602)	(337,954)	(1,736,070)	(5,251,003)
NET ASSETS AT BEGINNING OF PERIOD	27,828	33,873	1,516,943	1,854,897	21,786,550	27,037,553
NET ASSETS AT END OF PERIOD	$6,832	$27,828	$1,275,341	$1,516,943	$20,050,480	$21,786,550

UNITS OUTSTANDING
Units outstanding at beginning of period	2,000	2,362	84,843	106,555	992,762	1,199,409
Units issued	1	—	7,383	1,010	48,722	37,565
Units redeemed	(1,545)	(362)	(17,504)	(22,722)	(208,766)	(244,212)
Units outstanding at end of period	456	2,000	74,722	84,843	832,718	992,762

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin High Income VIP		Franklin Income VIP		Franklin Large Cap Growth VIP
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$382,050	$432,258	$2,775,233	$3,049,051	$(336,959)	$(355,986)
Net realized gains (losses)	(147,222)	(58,655)	(900,889)	236,473	538,921	8,600,020
Change in unrealized gains (losses)	774,091	(1,234,392)	7,431,267	(11,659,540)	(1,042,477)	(7,012,464)
Increase (decrease) in net assets from operations	1,008,919	(860,789)	9,305,611	(8,374,016)	(840,515)	1,231,570

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	900	—	15,079	67,715	19,069	24,923
Benefit payments	(176,193)	(242,469)	(2,664,301)	(5,371,464)	(917,544)	(913,831)
Payments on termination	(561,825)	(717,091)	(8,762,723)	(15,616,253)	(2,393,068)	(4,317,919)
Contract Maintenance Charge	(10,291)	(10,830)	(197,690)	(248,276)	(75,852)	(90,990)
Transfers among the sub-accounts and with the
Fixed Account - net	(275,023)	247	(1,498,373)	(1,125,554)	893,225	(1,030,729)
Increase (decrease) in net assets from contract
transactions	(1,022,432)	(970,143)	(13,108,008)	(22,293,832)	(2,474,170)	(6,328,546)

INCREASE (DECREASE) IN NET ASSETS	(13,513)	(1,830,932)	(3,802,397)	(30,667,848)	(3,314,685)	(5,096,976)
NET ASSETS AT BEGINNING OF PERIOD	7,241,843	9,072,775	84,740,617	115,408,465	23,335,776	28,432,752
NET ASSETS AT END OF PERIOD	$7,228,330	$7,241,843	$80,938,220	$84,740,617	$20,021,091	$23,335,776

UNITS OUTSTANDING
Units outstanding at beginning of period	478,020	535,035	5,253,991	6,536,000	1,389,917	1,755,652
Units issued	13,952	33,185	209,165	418,776	121,866	68,162
Units redeemed	(76,845)	(90,200)	(988,430)	(1,700,785)	(276,549)	(433,897)
Units outstanding at end of period	415,127	478,020	4,474,726	5,253,991	1,235,234	1,389,917
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Mutual Global Discovery VIP		Franklin Mutual Shares VIP		Franklin Small Cap Value VIP
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,110	$155,881	$158,215	$790,620	$(159,651)	$(231,289)
Net realized gains (losses)	511,752	900,187	4,708,020	6,906,186	3,500,539	4,456,788
Change in unrealized gains (losses)	565,526	(1,736,807)	1,302,797	(11,137,085)	1,758,560	(6,334,109)
Increase (decrease) in net assets from operations	1,085,388	(680,739)	6,169,032	(3,440,279)	5,099,448	(2,108,610)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,814	1,631	86,146	31,196	43,921	23,979
Benefit payments	(299,656)	(320,708)	(1,484,231)	(2,507,895)	(534,058)	(1,105,933)
Payments on termination	(961,892)	(1,660,526)	(4,257,330)	(7,871,494)	(2,247,084)	(2,939,437)
Contract Maintenance Charge	(44,421)	(52,080)	(139,799)	(164,893)	(65,651)	(71,524)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,498,866)	(157,563)	(1,641,965)	(1,868,370)	(1,634,543)	259,411
Increase (decrease) in net assets from contract
transactions	(3,803,021)	(2,189,246)	(7,437,179)	(12,381,456)	(4,437,415)	(3,833,504)

INCREASE (DECREASE) IN NET ASSETS	(2,717,633)	(2,869,985)	(1,268,147)	(15,821,735)	662,033	(5,942,114)
NET ASSETS AT BEGINNING OF PERIOD	12,656,794	15,526,779	49,293,629	65,115,364	20,588,839	26,530,953
NET ASSETS AT END OF PERIOD	$9,939,161	$12,656,794	$48,025,482	$49,293,629	$21,250,872	$20,588,839

UNITS OUTSTANDING
Units outstanding at beginning of period	804,683	933,905	2,585,647	3,195,738	751,179	878,814
Units issued	30,320	45,600	94,700	124,471	28,868	54,146
Units redeemed	(270,584)	(174,822)	(459,943)	(734,562)	(170,024)	(181,781)
Units outstanding at end of period	564,419	804,683	2,220,404	2,585,647	610,023	751,179

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Small-Mid Cap Growth VIP		Franklin U.S. Government Securities VIP		Templeton Developing Markets VIP
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,405)	$(15,628)	$106,308	$131,197	$(62,968)	$34,722
Net realized gains (losses)	57,618	269,907	(70,725)	(71,660)	(724,491)	645,521
Change in unrealized gains (losses)	(32,724)	(285,756)	(140,670)	(209,385)	1,927,226	(2,785,050)
Increase (decrease) in net assets from operations	13,489	(31,477)	(105,087)	(149,848)	1,139,767	(2,104,807)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	425	1,310	646	6,888	50,756	73,452
Benefit payments	(6,031)	(29,821)	(599,447)	(351,615)	(169,740)	(209,282)
Payments on termination	(235,903)	(109,537)	(1,108,014)	(2,202,296)	(727,286)	(1,639,059)
Contract Maintenance Charge	(3,173)	(3,563)	(57,028)	(60,014)	(31,209)	(37,194)
Transfers among the sub-accounts and with the
Fixed Account - net	(866)	(14,539)	687,437	(185,996)	(867,574)	936,641
Increase (decrease) in net assets from contract
transactions	(245,548)	(156,150)	(1,076,406)	(2,793,033)	(1,745,053)	(875,442)

INCREASE (DECREASE) IN NET ASSETS	(232,059)	(187,627)	(1,181,493)	(2,942,881)	(605,286)	(2,980,249)
NET ASSETS AT BEGINNING OF PERIOD	879,584	1,067,211	12,577,848	15,520,729	7,834,668	10,814,917
NET ASSETS AT END OF PERIOD	$647,525	$879,584	$11,396,355	$12,577,848	$7,229,382	$7,834,668

UNITS OUTSTANDING
Units outstanding at beginning of period	33,036	38,774	1,008,155	1,229,634	324,074	352,480
Units issued	787	284	117,616	76,819	16,346	54,244
Units redeemed	(11,570)	(6,022)	(202,309)	(298,298)	(80,971)	(82,650)
Units outstanding at end of period	22,253	33,036	923,462	1,008,155	259,449	324,074

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Templeton Foreign VIP		Templeton Global Bond VIP		Templeton Growth VIP
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$145,025	$928,362	$(15,859)	$83,922	$3,587	$10,291
Net realized gains (losses)	(385,926)	2,116,533	(26,803)	9,998	36,190	15,062
Change in unrealized gains (losses)	2,486,119	(7,031,400)	50,493	(170,423)	7,600	(93,287)
Increase (decrease) in net assets from operations	2,245,218	(3,986,505)	7,831	(76,503)	47,377	(67,934)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	60,238	71,847	—	—	—	—
Benefit payments	(1,597,793)	(1,874,568)	(52,598)	(22,118)	(13,878)	(19,905)
Payments on termination	(4,476,645)	(8,003,977)	(152,075)	(124,631)	(187,810)	(64,312)
Contract Maintenance Charge	(133,388)	(166,328)	(1,526)	(2,032)	(287)	(360)
Transfers among the sub-accounts and with the
Fixed Account - net	(872,393)	(669,762)	(10,923)	19,086	(65)	(11,994)
Increase (decrease) in net assets from contract
transactions	(7,019,981)	(10,642,788)	(217,122)	(129,695)	(202,040)	(96,571)

INCREASE (DECREASE) IN NET ASSETS	(4,774,763)	(14,629,293)	(209,291)	(206,198)	(154,663)	(164,505)
NET ASSETS AT BEGINNING OF PERIOD	48,852,785	63,482,078	1,220,057	1,426,255	791,306	955,811
NET ASSETS AT END OF PERIOD	$44,078,022	$48,852,785	$1,010,766	$1,220,057	$636,643	$791,306

UNITS OUTSTANDING
Units outstanding at beginning of period	2,874,895	3,434,868	45,038	49,704	40,045	44,544
Units issued	114,950	158,283	4,418	2,373	711	311
Units redeemed	(512,728)	(718,256)	(13,014)	(7,039)	(10,961)	(4,810)
Units outstanding at end of period	2,477,117	2,874,895	36,442	45,038	29,795	40,045

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	VIT Large Cap Value		VIT Mid Cap Value		VIT Small Cap Equity Insights
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$10,110	$(11,042)	$(5,682)	$(33,980)	$(23,822)	$(72,921)
Net realized gains (losses)	(53,679)	319,488	(34,288)	219,530	43,998	760,179
Change in unrealized gains (losses)	259,656	(481,307)	266,638	(470,429)	782,672	(834,940)
Increase (decrease) in net assets from operations	216,087	(172,861)	226,668	(284,879)	802,848	(147,682)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	84	144	—	—	687	192
Benefit payments	(65,361)	(111,520)	(70,730)	(73,337)	(200,989)	(186,478)
Payments on termination	(295,055)	(397,004)	(163,465)	(234,366)	(424,722)	(735,425)
Contract Maintenance Charge	(8,746)	(10,846)	(5,472)	(7,738)	(13,792)	(15,758)
Transfers among the sub-accounts and with the
Fixed Account - net	(41,993)	22,438	(64,052)	(13,308)	(134,117)	(434,915)
Increase (decrease) in net assets from contract
transactions	(411,071)	(496,788)	(303,719)	(328,749)	(772,933)	(1,372,384)

INCREASE (DECREASE) IN NET ASSETS	(194,984)	(669,649)	(77,051)	(613,628)	29,915	(1,520,066)
NET ASSETS AT BEGINNING OF PERIOD	2,611,982	3,281,631	2,333,090	2,946,718	4,420,051	5,940,117
NET ASSETS AT END OF PERIOD	$2,416,998	$2,611,982	$2,256,039	$2,333,090	$4,449,966	$4,420,051

UNITS OUTSTANDING
Units outstanding at beginning of period	172,655	203,784	125,636	141,902	277,694	354,210
Units issued	6,903	9,047	578	1,848	7,499	11,644
Units redeemed	(33,757)	(40,176)	(17,643)	(18,114)	(54,189)	(88,160)
Units outstanding at end of period	145,801	172,655	108,571	125,636	231,004	277,694

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	VIT Strategic Growth		VIT U.S. Equity Insights		Invesco V.I. American Franchise
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(185)	$(231)	$(15,944)	$(17,180)	$(1,050,812)	$(1,213,795)
Net realized gains (losses)	3,913	1,572	305,619	552,840	9,658,478	5,074,357
Change in unrealized gains (losses)	(3,113)	(855)	29,727	(620,887)	(8,254,875)	(1,002,543)
Increase (decrease) in net assets from operations	615	486	319,402	(85,227)	352,791	2,858,019

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	390	240	42,745	29,135
Benefit payments	(984)	—	(97,442)	(173,278)	(2,135,753)	(3,396,397)
Payments on termination	—	—	(418,753)	(499,993)	(4,695,301)	(6,447,043)
Contract Maintenance Charge	(21)	(21)	(11,944)	(13,844)	(44,837)	(48,789)
Transfers among the sub-accounts and with the
Fixed Account - net	(16,671)	1	(50,642)	(101,078)	(1,513,668)	(1,410,830)
Increase (decrease) in net assets from contract
transactions	(17,676)	(20)	(578,391)	(787,953)	(8,346,814)	(11,273,924)

INCREASE (DECREASE) IN NET ASSETS	(17,061)	466	(258,989)	(873,180)	(7,994,023)	(8,415,905)
NET ASSETS AT BEGINNING OF PERIOD	24,192	23,726	4,061,909	4,935,089	77,712,604	86,128,509
NET ASSETS AT END OF PERIOD	$7,131	$24,192	$3,802,920	$4,061,909	$69,718,581	$77,712,604

UNITS OUTSTANDING
Units outstanding at beginning of period	1,381	1,382	234,818	279,465	5,003,762	5,740,180
Units issued	—	—	4,911	9,538	180,555	142,878
Units redeemed	(887)	(1)	(37,567)	(54,185)	(730,645)	(879,296)
Units outstanding at end of period	494	1,381	202,162	234,818	4,453,672	5,003,762

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. American Value		Invesco V.I. Comstock		Invesco V.I. Core Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(435,542)	$(572,951)	$16,327	$116,288	$(453,187)	$(259,322)
Net realized gains (losses)	2,198,340	6,864,847	2,918,417	1,804,349	6,873,865	12,201,429
Change in unrealized gains (losses)	2,388,417	(10,388,710)	212,514	(3,887,030)	(881,344)	(17,355,704)
Increase (decrease) in net assets from operations	4,151,215	(4,096,814)	3,147,258	(1,966,393)	5,539,334	(5,413,597)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	26,178	6,606	1,513	4,230	48,529	20,845
Benefit payments	(1,503,938)	(2,066,106)	(940,979)	(1,631,195)	(2,073,435)	(3,550,232)
Payments on termination	(2,314,303)	(4,036,873)	(1,968,602)	(2,037,621)	(4,805,286)	(6,444,525)
Contract Maintenance Charge	(29,296)	(34,023)	(9,937)	(11,291)	(37,305)	(41,003)
Transfers among the sub-accounts and with the
Fixed Account - net	(968,276)	(389,765)	(705,583)	(513,716)	(1,544,799)	(933,766)
Increase (decrease) in net assets from contract
transactions	(4,789,635)	(6,520,161)	(3,623,588)	(4,189,593)	(8,412,296)	(10,948,681)

INCREASE (DECREASE) IN NET ASSETS	(638,420)	(10,616,975)	(476,330)	(6,155,986)	(2,872,962)	(16,362,278)
NET ASSETS AT BEGINNING OF PERIOD	34,488,986	45,105,961	23,660,108	29,816,094	68,288,205	84,650,483
NET ASSETS AT END OF PERIOD	$33,850,566	$34,488,986	$23,183,778	$23,660,108	$65,415,243	$68,288,205

UNITS OUTSTANDING
Units outstanding at beginning of period	1,643,489	1,920,692	1,224,354	1,429,307	3,613,133	4,153,101
Units issued	45,352	67,165	46,394	47,036	94,533	89,753
Units redeemed	(266,605)	(344,368)	(232,428)	(251,989)	(521,305)	(629,721)
Units outstanding at end of period	1,422,236	1,643,489	1,038,320	1,224,354	3,186,361	3,613,133

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Core Plus Bond		Invesco V.I. Diversified Dividend		Invesco V.I. Equity and Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$175,631	$222,589	$(170,586)	$362,731	$104,413	$279,858
Net realized gains (losses)	(127,158)	(238,372)	8,709,523	9,795,750	898,197	2,915,963
Change in unrealized gains (losses)	282,422	(102,116)	8,158,536	(9,004,799)	1,860,862	(4,101,600)
Increase (decrease) in net assets from operations	330,895	(117,899)	16,697,473	1,153,682	2,863,472	(905,779)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	150	3,980	21,491	58,445	1,352	10,168
Benefit payments	(324,660)	(581,921)	(5,808,246)	(6,484,666)	(735,398)	(1,594,049)
Payments on termination	(337,049)	(774,826)	(8,331,786)	(10,699,211)	(1,311,583)	(2,321,665)
Contract Maintenance Charge	(2,216)	(2,334)	(61,105)	(65,222)	(9,531)	(10,294)
Transfers among the sub-accounts and with the
Fixed Account - net	154,446	(31,506)	(827,804)	(1,375,620)	94,463	308,257
Increase (decrease) in net assets from contract
transactions	(509,329)	(1,386,607)	(15,007,450)	(18,566,274)	(1,960,697)	(3,607,583)

INCREASE (DECREASE) IN NET ASSETS	(178,434)	(1,504,506)	1,690,023	(17,412,592)	902,775	(4,513,362)
NET ASSETS AT BEGINNING OF PERIOD	6,559,294	8,063,800	134,665,837	152,078,429	22,515,899	27,029,261
NET ASSETS AT END OF PERIOD	$6,380,860	$6,559,294	$136,355,860	$134,665,837	$23,418,674	$22,515,899

UNITS OUTSTANDING
Units outstanding at beginning of period	459,051	554,830	2,962,919	3,399,083	1,281,327	1,487,824
Units issued	30,228	24,758	90,872	53,836	70,358	71,249
Units redeemed	(64,812)	(120,537)	(391,459)	(490,000)	(171,398)	(277,746)
Units outstanding at end of period	424,467	459,051	2,662,332	2,962,919	1,180,287	1,281,327

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Global Core Equity		Invesco V.I. Government Money Market*		Invesco V.I. Government Securities
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(105,024)	$(33,541)	$(57,700)	$(74,008)	$42,524	$61,091
Net realized gains (losses)	91,616	1,492,691	—	—	(34,434)	(49,635)
Change in unrealized gains (losses)	1,343,625	(2,177,899)	—	—	(12,844)	(93,186)
Increase (decrease) in net assets from operations	1,330,217	(718,749)	(57,700)	(74,008)	(4,754)	(81,730)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,657	21,651	—	—	—	—
Benefit payments	(1,235,582)	(1,796,736)	(457,351)	(277,398)	(340,175)	(369,655)
Payments on termination	(1,737,341)	(2,206,522)	(841,218)	(468,057)	(450,251)	(657,376)
Contract Maintenance Charge	(13,271)	(15,216)	(3,134)	(3,355)	(3,330)	(3,722)
Transfers among the sub-accounts and with the
Fixed Account - net	(439,410)	(325,086)	266,148	(75,041)	156,875	148,926
Increase (decrease) in net assets from contract
transactions	(3,422,947)	(4,321,909)	(1,035,555)	(823,851)	(636,881)	(881,827)

INCREASE (DECREASE) IN NET ASSETS	(2,092,730)	(5,040,658)	(1,093,255)	(897,859)	(641,635)	(963,557)
NET ASSETS AT BEGINNING OF PERIOD	27,859,680	32,900,338	4,943,890	5,841,749	7,654,977	8,618,534
NET ASSETS AT END OF PERIOD	$25,766,950	$27,859,680	$3,850,635	$4,943,890	$7,013,342	$7,654,977

UNITS OUTSTANDING
Units outstanding at beginning of period	1,303,077	1,498,327	446,504	517,135	472,581	525,926
Units issued	30,958	23,363	55,387	93,191	25,506	42,547
Units redeemed	(188,492)	(218,613)	(150,437)	(163,822)	(65,349)	(95,892)
Units outstanding at end of period	1,145,543	1,303,077	351,454	446,504	432,738	472,581

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. High Yield		Invesco V.I. International Growth		Invesco V.I. Managed Volatility
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$324,487	$522,386	$(7,298)	$6,395	$22,966	$(434)
Net realized gains (losses)	(156,549)	(103,803)	744,971	1,104,420	(82,037)	2,190,182
Change in unrealized gains (losses)	944,030	(981,939)	(1,043,889)	(1,748,741)	496,012	(2,396,506)
Increase (decrease) in net assets from operations	1,111,968	(563,356)	(306,216)	(637,926)	436,941	(206,758)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,580	3,780	9,741	724	—	—
Benefit payments	(422,781)	(808,792)	(246,267)	(733,835)	(84,582)	(320,569)
Payments on termination	(819,465)	(986,337)	(1,186,143)	(1,457,215)	(486,607)	(429,220)
Contract Maintenance Charge	(6,663)	(7,448)	(7,727)	(8,648)	(2,266)	(2,465)
Transfers among the sub-accounts and with the
Fixed Account - net	(48,429)	29,260	(463,755)	(259,559)	(263,919)	82,995
Increase (decrease) in net assets from contract
transactions	(1,294,758)	(1,769,537)	(1,894,151)	(2,458,533)	(837,374)	(669,259)

INCREASE (DECREASE) IN NET ASSETS	(182,790)	(2,332,893)	(2,200,367)	(3,096,459)	(400,433)	(876,017)
NET ASSETS AT BEGINNING OF PERIOD	12,197,165	14,530,058	17,492,352	20,588,811	5,669,868	6,545,885
NET ASSETS AT END OF PERIOD	$12,014,375	$12,197,165	$15,291,985	$17,492,352	$5,269,435	$5,669,868

UNITS OUTSTANDING
Units outstanding at beginning of period	728,405	835,013	886,317	1,006,350	234,677	261,300
Units issued	35,967	49,368	22,263	36,153	3,940	15,583
Units redeemed	(104,997)	(155,976)	(117,113)	(156,186)	(38,443)	(42,206)
Units outstanding at end of period	659,375	728,405	791,467	886,317	200,174	234,677

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Mid Cap Core Equity		Invesco V.I. Mid Cap Growth		Invesco V.I. S&P 500 Index
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(122,907)	$(116,682)	$(88,207)	$(114,407)	$74,370	$86,691
Net realized gains (losses)	614,908	1,134,112	890,184	889,760	3,587,183	5,104,337
Change in unrealized gains (losses)	496,094	(1,533,549)	(912,336)	(772,160)	(739,151)	(5,336,658)
Increase (decrease) in net assets from operations	988,095	(516,119)	(110,359)	3,193	2,922,402	(145,630)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	228	1,538	180	180	35,450	1,643,976
Benefit payments	(201,961)	(238,010)	(456,752)	(120,596)	(1,343,693)	(1,380,880)
Payments on termination	(678,410)	(772,606)	(642,263)	(452,121)	(2,022,767)	(1,780,327)
Contract Maintenance Charge	(2,829)	(3,103)	(2,397)	(2,691)	(12,227)	(12,906)
Transfers among the sub-accounts and with the
Fixed Account - net	(393,898)	(192,654)	(344,145)	(53,902)	(252,328)	(9,270)
Increase (decrease) in net assets from contract
transactions	(1,276,870)	(1,204,835)	(1,445,377)	(629,130)	(3,595,565)	(1,539,407)

INCREASE (DECREASE) IN NET ASSETS	(288,775)	(1,720,954)	(1,555,736)	(625,937)	(673,163)	(1,685,037)
NET ASSETS AT BEGINNING OF PERIOD	9,165,584	10,886,538	7,480,794	8,106,731	32,470,856	34,155,893
NET ASSETS AT END OF PERIOD	$8,876,809	$9,165,584	$5,925,058	$7,480,794	$31,797,693	$32,470,856

UNITS OUTSTANDING
Units outstanding at beginning of period	454,241	509,632	321,363	348,161	1,802,888	1,881,984
Units issued	6,288	17,539	14,426	12,806	94,187	268,248
Units redeemed	(65,990)	(72,930)	(77,134)	(39,604)	(289,003)	(347,344)
Units outstanding at end of period	394,539	454,241	258,655	321,363	1,608,072	1,802,888

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services		Invesco Investment Services		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Technology		Invesco V.I. Value Opportunities		Invesco V.I. American Franchise II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(33,951)	$(41,639)	$(55,511)	$82,540	$(332,005)	$(388,306)
Net realized gains (losses)	166,546	440,093	1,579,057	654,891	3,124,170	2,326,671
Change in unrealized gains (losses)	(199,915)	(245,560)	(645,735)	(1,539,697)	(2,802,614)	(1,262,935)
Increase (decrease) in net assets from operations	(67,320)	152,894	877,811	(802,266)	(10,449)	675,430

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,200	1,200	168	168	9,747	10,442
Benefit payments	(62,046)	(119,832)	(167,212)	(215,962)	(447,793)	(500,508)
Payments on termination	(101,064)	(150,893)	(294,835)	(447,134)	(1,368,982)	(2,670,524)
Contract Maintenance Charge	(1,306)	(1,457)	(2,487)	(2,842)	(43,085)	(47,802)
Transfers among the sub-accounts and with the
Fixed Account - net	(118,458)	(131,983)	(210,014)	(239,545)	(225,241)	(387,048)
Increase (decrease) in net assets from contract
transactions	(281,674)	(402,965)	(674,380)	(905,315)	(2,075,354)	(3,595,440)

INCREASE (DECREASE) IN NET ASSETS	(348,994)	(250,071)	203,431	(1,707,581)	(2,085,803)	(2,920,010)
NET ASSETS AT BEGINNING OF PERIOD	2,714,625	2,964,696	5,891,221	7,598,802	20,590,657	23,510,667
NET ASSETS AT END OF PERIOD	$2,365,631	$2,714,625	$6,094,652	$5,891,221	$18,504,854	$20,590,657

UNITS OUTSTANDING
Units outstanding at beginning of period	141,418	162,708	408,122	465,005	1,216,178	1,425,939
Units issued	1,447	9,184	6,773	15,194	41,152	35,030
Units redeemed	(16,980)	(30,474)	(52,969)	(72,077)	(165,131)	(244,791)
Units outstanding at end of period	125,885	141,418	361,926	408,122	1,092,199	1,216,178
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. American Value II		Invesco V.I. Comstock II		Invesco V.I. Core Equity II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(314,435)	$(430,062)	$(315,365)	$(93,918)	$(17,379)	$(14,777)
Net realized gains (losses)	1,331,349	4,375,465	9,466,142	7,079,380	173,910	258,092
Change in unrealized gains (losses)	1,488,956	(6,543,207)	1,077,015	(13,881,257)	(52,803)	(379,273)
Increase (decrease) in net assets from operations	2,505,870	(2,597,804)	10,227,792	(6,895,795)	103,728	(135,958)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,955	5,591	10,126	19,152	—	—
Benefit payments	(620,789)	(695,817)	(2,300,291)	(2,882,078)	(32,503)	(11,340)
Payments on termination	(2,160,847)	(4,172,630)	(6,440,217)	(11,922,779)	(84,462)	(195,188)
Contract Maintenance Charge	(71,434)	(86,125)	(166,622)	(194,694)	(3,512)	(4,159)
Transfers among the sub-accounts and with the
Fixed Account - net	(557,353)	390,064	(1,987,205)	(543,526)	(85,082)	(17,694)
Increase (decrease) in net assets from contract
transactions	(3,403,468)	(4,558,917)	(10,884,209)	(15,523,925)	(205,559)	(228,381)

INCREASE (DECREASE) IN NET ASSETS	(897,598)	(7,156,721)	(656,417)	(22,419,720)	(101,831)	(364,339)
NET ASSETS AT BEGINNING OF PERIOD	21,457,890	28,614,611	77,847,461	100,267,181	1,490,999	1,855,338
NET ASSETS AT END OF PERIOD	$20,560,292	$21,457,890	$77,191,044	$77,847,461	$1,389,168	$1,490,999

UNITS OUTSTANDING
Units outstanding at beginning of period	824,068	982,891	4,022,046	4,761,406	99,530	114,791
Units issued	38,223	61,691	85,703	194,128	9,566	3,995
Units redeemed	(165,699)	(220,514)	(628,825)	(933,488)	(23,710)	(19,256)
Units outstanding at end of period	696,592	824,068	3,478,924	4,022,046	85,386	99,530

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Core Plus Bond II		Invesco V.I. Diversified Dividend II		Invesco V.I. Equity and Income II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,259	$4,109	$(188,701)	$(89,602)	$(15,506)	$171,033
Net realized gains (losses)	(4,137)	(416)	1,930,439	2,185,670	1,271,567	4,253,739
Change in unrealized gains (losses)	9,005	(6,986)	1,838,270	(2,029,218)	1,863,101	(5,660,998)
Increase (decrease) in net assets from operations	7,127	(3,293)	3,580,008	66,850	3,119,162	(1,236,226)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	7,649	27,071	46,101	21,087
Benefit payments	—	—	(1,074,806)	(883,314)	(692,040)	(1,875,957)
Payments on termination	(10,895)	(889)	(2,203,923)	(2,572,456)	(2,176,766)	(3,866,263)
Contract Maintenance Charge	—	—	(43,575)	(44,763)	(55,558)	(63,545)
Transfers among the sub-accounts and with the
Fixed Account - net	(26,916)	52	225,022	(589,653)	(527,312)	82,742
Increase (decrease) in net assets from contract
transactions	(37,811)	(837)	(3,089,633)	(4,063,115)	(3,405,575)	(5,701,936)

INCREASE (DECREASE) IN NET ASSETS	(30,684)	(4,130)	490,375	(3,996,265)	(286,413)	(6,938,162)
NET ASSETS AT BEGINNING OF PERIOD	144,999	149,129	30,459,227	34,455,492	26,959,899	33,898,061
NET ASSETS AT END OF PERIOD	$114,315	$144,999	$30,949,602	$30,459,227	$26,673,486	$26,959,899

UNITS OUTSTANDING
Units outstanding at beginning of period	11,212	11,276	1,769,473	1,999,619	1,437,684	1,734,401
Units issued	7	7	68,008	55,885	44,244	105,447
Units redeemed	(2,688)	(71)	(236,275)	(286,031)	(222,885)	(402,164)
Units outstanding at end of period	8,531	11,212	1,601,206	1,769,473	1,259,043	1,437,684

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Global Core Equity II		Invesco V.I. Government Money Market II*		Invesco V.I. Government Securities II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(125,269)	$(109,326)	$(8,002)	$(9,932)	$(208)	$696
Net realized gains (losses)	61,159	769,252	—	—	(1,761)	(383)
Change in unrealized gains (losses)	609,018	(1,040,607)	—	—	1,452	(4,963)
Increase (decrease) in net assets from operations	544,908	(380,681)	(8,002)	(9,932)	(517)	(4,650)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,875	475	—	—	—	—
Benefit payments	(392,646)	(181,224)	(17,198)	(40,422)	—	—
Payments on termination	(731,708)	(1,526,093)	(29,368)	(53,832)	(32,444)	(3,855)
Contract Maintenance Charge	(20,931)	(23,335)	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(278,157)	(482,228)	(7,494)	—	(15,570)	80
Increase (decrease) in net assets from contract
transactions	(1,421,567)	(2,212,405)	(54,060)	(94,254)	(48,014)	(3,775)

INCREASE (DECREASE) IN NET ASSETS	(876,659)	(2,593,086)	(62,062)	(104,186)	(48,531)	(8,425)
NET ASSETS AT BEGINNING OF PERIOD	12,880,736	15,473,822	587,056	691,242	282,359	290,784
NET ASSETS AT END OF PERIOD	$12,004,077	$12,880,736	$524,994	$587,056	$233,828	$282,359

UNITS OUTSTANDING
Units outstanding at beginning of period	973,293	1,130,391	63,130	73,309	21,949	22,245
Units issued	11,130	30,489	35	61	25	24
Units redeemed	(117,066)	(187,587)	(6,178)	(10,240)	(3,605)	(320)
Units outstanding at end of period	867,357	973,293	56,987	63,130	18,369	21,949

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Growth and Income II		Invesco V.I. High Yield II		Invesco V.I. International Growth II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(317,707)	$405,245	$155,466	$269,924	$(10,292)	$(8,635)
Net realized gains (losses)	3,909,523	8,950,769	(101,235)	(80,683)	21,858	59,862
Change in unrealized gains (losses)	2,772,969	(11,601,391)	557,230	(559,535)	(61,374)	(141,470)
Increase (decrease) in net assets from operations	6,364,785	(2,245,377)	611,461	(370,294)	(49,808)	(90,243)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,850	56,364	556	25,806	550	—
Benefit payments	(1,156,728)	(1,457,969)	(266,236)	(124,882)	(33,915)	(16,044)
Payments on termination	(3,634,380)	(6,197,655)	(355,738)	(1,381,561)	(150,998)	(289,898)
Contract Maintenance Charge	(137,626)	(153,498)	(13,032)	(15,164)	(8,629)	(9,293)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,675,924)	217,974	(144,445)	(31,477)	56,145	206,842
Increase (decrease) in net assets from contract
transactions	(6,583,808)	(7,534,784)	(778,895)	(1,527,278)	(136,847)	(108,393)

INCREASE (DECREASE) IN NET ASSETS	(219,023)	(9,780,161)	(167,434)	(1,897,572)	(186,655)	(198,636)
NET ASSETS AT BEGINNING OF PERIOD	41,752,043	51,532,204	7,330,370	9,227,942	2,155,321	2,353,957
NET ASSETS AT END OF PERIOD	$41,533,020	$41,752,043	$7,162,936	$7,330,370	$1,968,666	$2,155,321

UNITS OUTSTANDING
Units outstanding at beginning of period	1,773,048	2,076,570	637,550	754,651	200,917	209,554
Units issued	64,289	108,254	14,351	25,055	10,639	27,478
Units redeemed	(331,974)	(411,776)	(70,019)	(142,156)	(23,323)	(36,115)
Units outstanding at end of period	1,505,363	1,773,048	581,882	637,550	188,233	200,917

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Managed Volatility II		Invesco V.I. Mid Cap Core Equity II		Invesco V.I. Mid Cap Growth II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$81	$(559)	$(21,820)	$(26,167)	$(122,311)	$(152,173)
Net realized gains (losses)	(7,529)	53,716	83,768	169,478	882,362	1,274,736
Change in unrealized gains (losses)	15,718	(58,851)	72,228	(230,018)	(861,717)	(1,177,902)
Increase (decrease) in net assets from operations	8,270	(5,694)	134,176	(86,707)	(101,666)	(55,339)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	568	3,335
Benefit payments	(4,768)	—	(33,110)	(51,546)	(89,000)	(214,483)
Payments on termination	(27,201)	(12,117)	(74,679)	(340,808)	(436,005)	(1,012,647)
Contract Maintenance Charge	—	—	(1,958)	(2,274)	(18,161)	(21,642)
Transfers among the sub-accounts and with the
Fixed Account - net	12	(7)	(37,311)	(9,085)	(247,993)	14,152
Increase (decrease) in net assets from contract
transactions	(31,957)	(12,124)	(147,058)	(403,713)	(790,591)	(1,231,285)

INCREASE (DECREASE) IN NET ASSETS	(23,687)	(17,818)	(12,882)	(490,420)	(892,257)	(1,286,624)
NET ASSETS AT BEGINNING OF PERIOD	140,891	158,709	1,260,795	1,751,215	8,020,216	9,306,840
NET ASSETS AT END OF PERIOD	$117,204	$140,891	$1,247,913	$1,260,795	$7,127,959	$8,020,216

UNITS OUTSTANDING
Units outstanding at beginning of period	6,093	6,601	74,948	98,604	376,809	432,324
Units issued	1	1,143	371	3,215	38,779	55,678
Units redeemed	(1,450)	(1,651)	(8,749)	(26,871)	(77,058)	(111,193)
Units outstanding at end of period	4,644	6,093	66,570	74,948	338,530	376,809

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco Investment Services (Series II)		Invesco Investment Services (Series II)		Invesco Investment Services (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. S&P 500 Index II		Invesco V.I. Technology II		Invesco V.I. Value Opportunities II
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(130,698)	$(134,459)	$(131)	$(166)	$(57,082)	$22,563
Net realized gains (losses)	5,691,157	7,979,685	697	1,770	1,018,850	443,414
Change in unrealized gains (losses)	(1,465,508)	(8,282,116)	(891)	(1,059)	(427,400)	(997,576)
Increase (decrease) in net assets from operations	4,094,951	(436,890)	(325)	545	534,368	(531,599)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,849	32,492	—	—	450	—
Benefit payments	(1,711,349)	(2,384,145)	—	—	(99,862)	(60,375)
Payments on termination	(3,043,649)	(4,162,737)	(2,031)	(2,354)	(250,733)	(543,347)
Contract Maintenance Charge	(91,401)	(93,868)	—	—	(12,494)	(14,483)
Transfers among the sub-accounts and with the
Fixed Account - net	(860,088)	312,084	(27)	(95)	(147,772)	65,246
Increase (decrease) in net assets from contract
transactions	(5,704,638)	(6,296,174)	(2,058)	(2,449)	(510,411)	(552,959)

INCREASE (DECREASE) IN NET ASSETS	(1,609,687)	(6,733,064)	(2,383)	(1,904)	23,957	(1,084,558)
NET ASSETS AT BEGINNING OF PERIOD	48,667,494	55,400,558	9,625	11,529	3,793,221	4,877,779
NET ASSETS AT END OF PERIOD	$47,057,807	$48,667,494	$7,242	$9,625	$3,817,178	$3,793,221

UNITS OUTSTANDING
Units outstanding at beginning of period	2,967,366	3,329,173	533	672	258,628	291,433
Units issued	85,272	158,403	7	—	9,220	13,301
Units redeemed	(393,704)	(520,210)	(130)	(139)	(42,750)	(46,106)
Units outstanding at end of period	2,658,934	2,967,366	410	533	225,098	258,628

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Aspen Series		Lazard Retirement Series, Inc.		Legg Mason Partners Variable Equity Trust
	Sub-Account		Sub-Account		Sub-Account
	Forty Portfolio		Emerging Markets Equity		ClearBridge Variable Large Cap Value Portfolio I
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(161)	$(172)	$—	$(4)	$(1)	$(11)
Net realized gains (losses)	1,493	2,442	(22)	(2)	(4)	115
Change in unrealized gains (losses)	(1,277)	(1,168)	29	(98)	9	(233)
Increase (decrease) in net assets from operations	55	1,102	7	(104)	4	(129)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(238)	(355)	(164)	(185)	(773)	(1,012)
Contract Maintenance Charge	(6)	(6)	(1)	(1)	(4)	(5)
Transfers among the sub-accounts and with the
Fixed Account - net	64	(218)	(11)	63	9	8
Increase (decrease) in net assets from contract
transactions	(180)	(579)	(176)	(123)	(768)	(1,009)

INCREASE (DECREASE) IN NET ASSETS	(125)	523	(169)	(227)	(764)	(1,138)
NET ASSETS AT BEGINNING OF PERIOD	11,182	10,659	262	489	1,213	2,351
NET ASSETS AT END OF PERIOD	$11,057	$11,182	$93	$262	$449	$1,213

UNITS OUTSTANDING
Units outstanding at beginning of period	424	447	6	10	65	121
Units issued	2	—	—	1	—	—
Units redeemed	(9)	(23)	(4)	(5)	(43)	(56)
Units outstanding at end of period	417	424	2	6	22	65

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		Lord Abbett Series Fund		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Bond-Debenture		Fundamental Equity		Growth and Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$366,894	$336,362	$(17,862)	$(27,822)	$(16,410)	$(58,371)
Net realized gains (losses)	(29,835)	218,434	74,342	451,043	442,160	1,318,204
Change in unrealized gains (losses)	1,007,083	(942,208)	402,320	(649,807)	965,313	(1,766,147)
Increase (decrease) in net assets from operations	1,344,142	(387,412)	458,800	(226,586)	1,391,063	(506,314)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,775	11,383	23,833	3,364	55,376	1,300
Benefit payments	(619,877)	(966,194)	(61,632)	(115,951)	(194,551)	(537,272)
Payments on termination	(1,615,380)	(2,912,458)	(279,095)	(932,292)	(1,145,751)	(1,817,868)
Contract Maintenance Charge	(51,352)	(58,910)	(10,839)	(12,648)	(34,234)	(42,549)
Transfers among the sub-accounts and with the
Fixed Account - net	(407,509)	(488,193)	(341,568)	(202,937)	(188,568)	(277,910)
Increase (decrease) in net assets from contract
transactions	(2,684,343)	(4,414,372)	(669,301)	(1,260,464)	(1,507,728)	(2,674,299)

INCREASE (DECREASE) IN NET ASSETS	(1,340,201)	(4,801,784)	(210,501)	(1,487,050)	(116,665)	(3,180,613)
NET ASSETS AT BEGINNING OF PERIOD	14,537,940	19,339,724	3,807,063	5,294,113	10,262,640	13,443,253
NET ASSETS AT END OF PERIOD	$13,197,739	$14,537,940	$3,596,562	$3,807,063	$10,145,975	$10,262,640

UNITS OUTSTANDING
Units outstanding at beginning of period	874,314	1,126,373	201,227	265,576	677,041	846,932
Units issued	49,524	38,495	16,926	3,913	30,164	74,623
Units redeemed	(202,678)	(290,554)	(50,880)	(68,262)	(125,703)	(244,514)
Units outstanding at end of period	721,160	874,314	167,273	201,227	581,502	677,041

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		Lord Abbett Series Fund		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Growth Opportunities		Mid-Cap Stock		MFS Growth
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(94,167)	$(125,498)	$(134,054)	$(153,757)	$(9,499)	$(9,563)
Net realized gains (losses)	(182,250)	623,097	1,049,534	1,784,624	72,813	87,362
Change in unrealized gains (losses)	246,635	(310,651)	640,445	(2,324,177)	(55,380)	(30,928)
Increase (decrease) in net assets from operations	(29,782)	186,948	1,555,925	(693,310)	7,934	46,871

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,406	6,679	17,614	15,583	—	—
Benefit payments	(190,053)	(169,205)	(291,337)	(618,900)	(14,213)	(27,008)
Payments on termination	(667,573)	(988,903)	(1,085,931)	(2,577,671)	(46,324)	(57,784)
Contract Maintenance Charge	(23,289)	(28,528)	(37,080)	(39,619)	(517)	(531)
Transfers among the sub-accounts and with the
Fixed Account - net	7,022	(876,184)	(419,730)	452,737	(28,305)	(2,290)
Increase (decrease) in net assets from contract
transactions	(868,487)	(2,056,141)	(1,816,464)	(2,767,870)	(89,359)	(87,613)

INCREASE (DECREASE) IN NET ASSETS	(898,269)	(1,869,193)	(260,539)	(3,461,180)	(81,425)	(40,742)
NET ASSETS AT BEGINNING OF PERIOD	6,465,269	8,334,462	12,089,023	15,550,203	748,662	789,404
NET ASSETS AT END OF PERIOD	$5,567,000	$6,465,269	$11,828,484	$12,089,023	$667,237	$748,662

UNITS OUTSTANDING
Units outstanding at beginning of period	298,180	389,406	720,793	874,017	40,874	45,677
Units issued	22,670	14,404	22,797	71,296	114	3,237
Units redeemed	(62,831)	(105,630)	(126,840)	(224,520)	(5,151)	(8,040)
Units outstanding at end of period	258,019	298,180	616,750	720,793	35,837	40,874

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	MFS High Yield		MFS Investors Trust		MFS New Discovery
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$13,102	$12,950	$(4,209)	$(5,804)	$(13,562)	$(16,039)
Net realized gains (losses)	(2,639)	3,187	121,010	221,588	51,861	85,132
Change in unrealized gains (losses)	17,669	(21,983)	(66,696)	(222,102)	36,202	(86,142)
Increase (decrease) in net assets from operations	28,132	(5,846)	50,105	(6,318)	74,501	(17,049)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	300	300	—	—	1,402	2,016
Benefit payments	—	—	2,139	(1,048)	(44,185)	—
Payments on termination	(27,445)	(33,482)	(144,254)	(170,387)	(101,985)	(365,361)
Contract Maintenance Charge	(145)	(154)	(607)	(659)	(875)	(980)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,080)	(398,335)	(11,178)	(147,203)	(8,038)	136,147
Increase (decrease) in net assets from contract
transactions	(29,370)	(431,671)	(153,900)	(319,297)	(153,681)	(228,178)

INCREASE (DECREASE) IN NET ASSETS	(1,238)	(437,517)	(103,795)	(325,615)	(79,180)	(245,227)
NET ASSETS AT BEGINNING OF PERIOD	236,089	673,606	829,373	1,154,988	1,120,329	1,365,556
NET ASSETS AT END OF PERIOD	$234,851	$236,089	$725,578	$829,373	$1,041,149	$1,120,329

UNITS OUTSTANDING
Units outstanding at beginning of period	13,171	35,528	51,375	70,179	43,709	51,508
Units issued	71	183	921	702	549	5,908
Units redeemed	(1,585)	(22,540)	(10,086)	(19,506)	(6,533)	(13,707)
Units outstanding at end of period	11,657	13,171	42,210	51,375	37,725	43,709

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	MFS Research		MFS Total Return Bond		MFS Utilities
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,122)	$(4,168)	$18,975	$21,416	$5,626	$6,687
Net realized gains (losses)	71,208	85,452	7,471	3,655	5,526	21,079
Change in unrealized gains (losses)	(35,348)	(85,171)	730	(44,279)	9,569	(66,991)
Increase (decrease) in net assets from operations	32,738	(3,887)	27,176	(19,208)	20,721	(39,225)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,554	1,554	—	—
Benefit payments	(12,179)	(9,138)	(1,517)	(532)	—	(10,720)
Payments on termination	(94,389)	(88,329)	(71,516)	(33,550)	(1,552)	(1,697)
Contract Maintenance Charge	(194)	(225)	(563)	(629)	(41)	(41)
Transfers among the sub-accounts and with the
Fixed Account - net	(4)	(4,344)	(28,755)	277,975	2	1
Increase (decrease) in net assets from contract
transactions	(106,766)	(102,036)	(100,797)	244,818	(1,591)	(12,457)

INCREASE (DECREASE) IN NET ASSETS	(74,028)	(105,923)	(73,621)	225,610	19,130	(51,682)
NET ASSETS AT BEGINNING OF PERIOD	503,625	609,548	925,405	699,795	210,329	262,011
NET ASSETS AT END OF PERIOD	$429,597	$503,625	$851,784	$925,405	$229,459	$210,329

UNITS OUTSTANDING
Units outstanding at beginning of period	33,333	39,711	47,337	35,298	7,888	8,279
Units issued	729	2,110	210	14,352	—	—
Units redeemed	(7,909)	(8,488)	(5,218)	(2,313)	(59)	(391)
Units outstanding at end of period	26,153	33,333	42,329	47,337	7,829	7,888
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Growth (Service Class)		MFS Investors Trust (Service Class)		MFS New Discovery (Service Class)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,140)	$(1,223)	$(1,103)	$(1,044)	$(1,493)	$(1,721)
Net realized gains (losses)	5,795	11,258	14,979	20,586	6,926	4,396
Change in unrealized gains (losses)	(4,251)	(5,906)	(6,421)	(21,102)	1,843	(6,303)
Increase (decrease) in net assets from operations	404	4,129	7,455	(1,560)	7,276	(3,628)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	20	20
Benefit payments	—	—	(4,232)	—	—	—
Payments on termination	(1,740)	(12,801)	(2,104)	(15,766)	(41,953)	(4,578)
Contract Maintenance Charge	(21)	(21)	(105)	(98)	(56)	(61)
Transfers among the sub-accounts and with the
Fixed Account - net	(439)	(491)	(140)	(220)	6,772	(163)
Increase (decrease) in net assets from contract
transactions	(2,200)	(13,313)	(6,581)	(16,084)	(35,217)	(4,782)

INCREASE (DECREASE) IN NET ASSETS	(1,796)	(9,184)	874	(17,644)	(27,941)	(8,410)
NET ASSETS AT BEGINNING OF PERIOD	73,551	82,735	114,804	132,448	102,364	110,774
NET ASSETS AT END OF PERIOD	$71,755	$73,551	$115,678	$114,804	$74,423	$102,364

UNITS OUTSTANDING
Units outstanding at beginning of period	3,832	4,658	7,175	8,134	5,974	6,235
Units issued	—	—	9	12	881	64
Units redeemed	(136)	(826)	(412)	(971)	(2,857)	(325)
Units outstanding at end of period	3,696	3,832	6,772	7,175	3,998	5,974

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	MFS Research (Service Class)		MFS Utilities (Service Class)		European Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(324)	$(411)	$14,202	$23,102	$359,690	$1,112,789
Net realized gains (losses)	3,814	7,588	30,816	208,181	(572,111)	174,535
Change in unrealized gains (losses)	(1,354)	(7,519)	18,875	(392,638)	(826,502)	(3,009,727)
Increase (decrease) in net assets from operations	2,136	(342)	63,893	(161,355)	(1,038,923)	(1,722,403)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	21,434	5,737
Benefit payments	—	—	—	—	(1,010,509)	(1,196,160)
Payments on termination	(846)	(9,774)	(127,801)	(140,149)	(1,380,337)	(1,964,364)
Contract Maintenance Charge	(21)	(20)	(52)	(40)	(11,674)	(13,921)
Transfers among the sub-accounts and with the
Fixed Account - net	(20)	(4)	9,814	(333,042)	(1,005,529)	(100,643)
Increase (decrease) in net assets from contract
transactions	(887)	(9,798)	(118,039)	(473,231)	(3,386,615)	(3,269,351)

INCREASE (DECREASE) IN NET ASSETS	1,249	(10,140)	(54,146)	(634,586)	(4,425,538)	(4,991,754)
NET ASSETS AT BEGINNING OF PERIOD	31,808	41,948	738,298	1,372,884	26,028,597	31,020,351
NET ASSETS AT END OF PERIOD	$33,057	$31,808	$684,152	$738,298	$21,603,059	$26,028,597

UNITS OUTSTANDING
Units outstanding at beginning of period	1,984	2,577	28,109	46,946	818,875	913,159
Units issued	—	—	834	39	31,651	22,924
Units redeemed	(53)	(593)	(5,098)	(18,876)	(151,401)	(117,208)
Units outstanding at end of period	1,931	1,984	23,845	28,109	699,125	818,875

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	Income Plus		Limited Duration		Money Market*
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,280,562	$1,470,694	$3,968	$(10,072)	$(101,905)	$(343,992)
Net realized gains (losses)	1,690,941	824,123	(198,935)	(223,562)	—	—
Change in unrealized gains (losses)	(95,057)	(4,182,321)	407,481	128,665	—	—
Increase (decrease) in net assets from operations	2,876,446	(1,887,504)	212,514	(104,969)	(101,905)	(343,992)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,122	9,071	—	125	26,379	118,084
Benefit payments	(3,081,044)	(3,061,996)	(522,644)	(361,373)	(201,971)	(1,476,595)
Payments on termination	(2,940,025)	(4,221,162)	(362,972)	(492,247)	(745,337)	(5,100,129)
Contract Maintenance Charge	(19,099)	(21,449)	(3,044)	(3,369)	(5,067)	(17,645)
Transfers among the sub-accounts and with the
Fixed Account - net	(353,176)	(456,811)	(81,744)	(100,238)	(21,226,906)	2,705,723
Increase (decrease) in net assets from contract
transactions	(6,373,222)	(7,752,347)	(970,404)	(957,102)	(22,152,902)	(3,770,562)

INCREASE (DECREASE) IN NET ASSETS	(3,496,776)	(9,639,851)	(757,890)	(1,062,071)	(22,254,807)	(4,114,554)
NET ASSETS AT BEGINNING OF PERIOD	52,437,592	62,077,443	6,173,555	7,235,626	22,254,807	26,369,361
NET ASSETS AT END OF PERIOD	$48,940,816	$52,437,592	$5,415,665	$6,173,555	$—	$22,254,807

UNITS OUTSTANDING
Units outstanding at beginning of period	1,581,129	1,802,070	589,805	679,945	1,657,424	1,942,744
Units issued	55,127	57,270	26,472	16,489	130,130	615,711
Units redeemed	(238,077)	(278,211)	(116,748)	(106,629)	(1,787,554)	(901,031)
Units outstanding at end of period	1,398,179	1,581,129	499,529	589,805	—	1,657,424

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	Multi Cap Growth		European Equity (Class Y Shares)		Income Plus (Class Y Shares)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,228,423)	$(2,604,118)	$50,218	$224,568	$1,022,151	$1,250,537
Net realized gains (losses)	29,249,475	41,858,590	(96,563)	95,054	1,774,614	939,626
Change in unrealized gains (losses)	(35,389,351)	(26,100,110)	(237,739)	(764,731)	(191,700)	(4,507,969)
Increase (decrease) in net assets from operations	(8,368,299)	13,154,362	(284,084)	(445,109)	2,605,065	(2,317,806)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,904	59,679	8,359	1,945	21,936	4,507
Benefit payments	(5,469,770)	(8,622,731)	(53,868)	(298,503)	(2,651,668)	(2,092,740)
Payments on termination	(9,916,191)	(14,670,823)	(505,399)	(828,111)	(4,346,241)	(5,798,946)
Contract Maintenance Charge	(65,187)	(73,599)	(8,623)	(10,146)	(97,500)	(118,932)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,750,316)	(1,410,077)	(35,616)	(123,535)	229,306	(1,883,514)
Increase (decrease) in net assets from contract
transactions	(18,194,560)	(24,717,551)	(595,147)	(1,258,350)	(6,844,167)	(9,889,625)

INCREASE (DECREASE) IN NET ASSETS	(26,562,859)	(11,563,189)	(879,231)	(1,703,459)	(4,239,102)	(12,207,431)
NET ASSETS AT BEGINNING OF PERIOD	178,349,430	189,912,619	6,523,259	8,226,718	55,838,691	68,046,122
NET ASSETS AT END OF PERIOD	$151,786,571	$178,349,430	$5,644,028	$6,523,259	$51,599,589	$55,838,691

UNITS OUTSTANDING
Units outstanding at beginning of period	2,348,890	2,661,026	588,846	689,857	3,326,411	3,903,757
Units issued	68,448	69,226	17,495	27,892	169,956	130,197
Units redeemed	(326,784)	(381,362)	(72,113)	(128,903)	(575,120)	(707,543)
Units outstanding at end of period	2,090,554	2,348,890	534,228	588,846	2,921,247	3,326,411

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	Limited Duration (Class Y Shares)		Money Market (Class Y Shares)*		Multi Cap Growth (Class Y Shares)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(118,498)	$(183,847)	$(142,184)	$(479,355)	$(772,017)	$(916,591)
Net realized gains (losses)	(660,891)	(840,996)	—	—	8,468,068	12,395,906
Change in unrealized gains (losses)	1,474,588	513,242	—	—	(10,291,619)	(8,082,905)
Increase (decrease) in net assets from operations	695,199	(511,601)	(142,184)	(479,355)	(2,595,568)	3,396,410

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	300	300	5,574	21,097	97,840	28,157
Benefit payments	(976,479)	(646,897)	(430,918)	(578,640)	(1,261,604)	(1,165,980)
Payments on termination	(1,707,281)	(2,273,529)	(1,475,304)	(5,501,918)	(3,489,218)	(5,134,598)
Contract Maintenance Charge	(38,258)	(42,492)	(15,426)	(76,126)	(61,786)	(72,255)
Transfers among the sub-accounts and with the
Fixed Account - net	(161,494)	(205,642)	(24,248,826)	2,754,946	(1,046,273)	(906,036)
Increase (decrease) in net assets from contract
transactions	(2,883,212)	(3,168,260)	(26,164,900)	(3,380,641)	(5,761,041)	(7,250,712)

INCREASE (DECREASE) IN NET ASSETS	(2,188,013)	(3,679,861)	(26,307,084)	(3,859,996)	(8,356,609)	(3,854,302)
NET ASSETS AT BEGINNING OF PERIOD	23,880,217	27,560,078	26,307,084	30,167,080	49,758,734	53,613,036
NET ASSETS AT END OF PERIOD	$21,692,204	$23,880,217	$—	$26,307,084	$41,402,125	$49,758,734

UNITS OUTSTANDING
Units outstanding at beginning of period	2,627,164	2,973,545	2,801,711	3,152,157	2,438,771	2,784,082
Units issued	86,100	103,596	94,256	632,417	81,245	74,757
Units redeemed	(396,770)	(449,977)	(2,895,967)	(982,863)	(369,229)	(420,068)
Units outstanding at end of period	2,316,494	2,627,164	—	2,801,711	2,150,787	2,438,771

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Neuberger Berman Advisors Management Trust		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	AMT Large Cap Value		Oppenheimer Capital Appreciation		Oppenheimer Conservative Balanced
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(154)	$(166)	$(25,743)	$(41,169)	$11,557	$11,486
Net realized gains (losses)	1,721	1,578	352,654	713,713	32,289	15,931
Change in unrealized gains (losses)	3,007	(4,200)	(437,109)	(601,334)	3,187	(34,691)
Increase (decrease) in net assets from operations	4,574	(2,788)	(110,198)	71,210	47,033	(7,274)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	36,333	31,117	3,000	—
Benefit payments	—	—	(49,435)	(42,745)	11,624	(46,638)
Payments on termination	(313)	(314)	(340,770)	(287,755)	(310,446)	(68,213)
Contract Maintenance Charge	(12)	(12)	(2,196)	(2,483)	(603)	(658)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(69,986)	(51,516)	(970)	(35,977)
Increase (decrease) in net assets from contract
transactions	(325)	(326)	(426,054)	(353,382)	(297,395)	(151,486)

INCREASE (DECREASE) IN NET ASSETS	4,249	(3,114)	(536,252)	(282,172)	(250,362)	(158,760)
NET ASSETS AT BEGINNING OF PERIOD	18,238	21,352	3,039,702	3,321,874	1,320,556	1,479,316
NET ASSETS AT END OF PERIOD	$22,487	$18,238	$2,503,450	$3,039,702	$1,070,194	$1,320,556

UNITS OUTSTANDING
Units outstanding at beginning of period	1,108	1,126	185,931	206,578	93,258	103,932
Units issued	—	—	3,434	3,551	4,888	445
Units redeemed	(19)	(18)	(30,323)	(24,198)	(25,919)	(11,119)
Units outstanding at end of period	1,089	1,108	159,042	185,931	72,227	93,258

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Core Bond		Oppenheimer Discovery Mid Cap Growth		Oppenheimer Global
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,200	$15,526	$(8,815)	$(9,648)	$(4,751)	$(821)
Net realized gains (losses)	(20,261)	(26,403)	72,461	93,862	208,475	238,786
Change in unrealized gains (losses)	19,017	10,332	(57,266)	(51,982)	(241,947)	(167,487)
Increase (decrease) in net assets from operations	10,956	(545)	6,380	32,232	(38,223)	70,478

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,955	1,613	—	—	22,058	21,773
Benefit payments	—	—	(11,307)	(7,308)	(21,175)	(32,668)
Payments on termination	(45,805)	(113,500)	(40,086)	(34,353)	(273,479)	(132,590)
Contract Maintenance Charge	(551)	(602)	(206)	(213)	(1,632)	(1,880)
Transfers among the sub-accounts and with the
Fixed Account - net	(38,055)	(18,749)	(17,094)	(589)	(149,070)	(40,489)
Increase (decrease) in net assets from contract
transactions	(82,456)	(131,238)	(68,693)	(42,463)	(423,298)	(185,854)

INCREASE (DECREASE) IN NET ASSETS	(71,500)	(131,783)	(62,313)	(10,231)	(461,521)	(115,376)
NET ASSETS AT BEGINNING OF PERIOD	555,801	687,584	616,535	626,766	2,412,243	2,527,619
NET ASSETS AT END OF PERIOD	$484,301	$555,801	$554,222	$616,535	$1,950,722	$2,412,243

UNITS OUTSTANDING
Units outstanding at beginning of period	44,910	55,357	57,888	61,997	90,264	97,056
Units issued	2,260	662	21	3,936	1,644	1,770
Units redeemed	(8,776)	(11,109)	(5,485)	(8,045)	(18,995)	(8,562)
Units outstanding at end of period	38,394	44,910	52,424	57,888	72,913	90,264

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Global Strategic Income		Oppenheimer Main Street		Oppenheimer Main Street Small Cap
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$51,086	$68,149	$(4,722)	$(8,365)	$(7,918)	$(4,850)
Net realized gains (losses)	(3,574)	19,627	225,670	304,972	76,752	238,836
Change in unrealized gains (losses)	23,504	(141,845)	(90,808)	(268,798)	90,754	(316,551)
Increase (decrease) in net assets from operations	71,016	(54,069)	130,140	27,809	159,588	(82,565)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,461	1,539	—	—	2,470	2,570
Benefit payments	(35,750)	(50,555)	(45,778)	(14,938)	(456)	(583)
Payments on termination	(104,216)	(66,600)	(188,085)	(182,797)	(143,187)	(160,602)
Contract Maintenance Charge	(677)	(712)	(831)	(887)	(1,348)	(1,414)
Transfers among the sub-accounts and with the
Fixed Account - net	(234)	(213,847)	(30,273)	(5,265)	151,703	(27,313)
Increase (decrease) in net assets from contract
transactions	(135,416)	(330,175)	(264,967)	(203,887)	9,182	(187,342)

INCREASE (DECREASE) IN NET ASSETS	(64,400)	(384,244)	(134,827)	(176,078)	168,770	(269,907)
NET ASSETS AT BEGINNING OF PERIOD	1,462,299	1,846,543	1,449,363	1,625,441	1,014,466	1,284,373
NET ASSETS AT END OF PERIOD	$1,397,899	$1,462,299	$1,314,536	$1,449,363	$1,183,236	$1,014,466

UNITS OUTSTANDING
Units outstanding at beginning of period	111,102	129,948	89,471	101,990	29,724	34,903
Units issued	1,264	1,576	777	51	6,901	1,103
Units redeemed	(10,007)	(20,422)	(16,508)	(12,570)	(6,478)	(6,282)
Units outstanding at end of period	102,359	111,102	73,740	89,471	30,147	29,724

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Capital Appreciation (SS)		Oppenheimer Conservative Balanced (SS)		Oppenheimer Core Bond (SS)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(256,576)	$(359,585)	$37,456	$32,456	$286,463	$466,692
Net realized gains (losses)	2,365,772	6,061,312	15,302	27,823	(415,000)	(712,503)
Change in unrealized gains (losses)	(2,933,145)	(5,243,345)	187,614	(130,630)	398,602	126,671
Increase (decrease) in net assets from operations	(823,949)	458,382	240,372	(70,351)	270,065	(119,140)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	13,385	49,038	2,525	32,361	30,236	16,631
Benefit payments	(440,641)	(743,174)	(90,660)	(548,571)	(900,543)	(1,080,369)
Payments on termination	(2,045,091)	(3,500,376)	(603,035)	(890,920)	(2,198,734)	(3,332,160)
Contract Maintenance Charge	(62,594)	(77,973)	(30,818)	(33,402)	(60,172)	(75,034)
Transfers among the sub-accounts and with the
Fixed Account - net	83,501	(1,091,196)	(25,848)	(374,862)	349,117	(1,083,200)
Increase (decrease) in net assets from contract
transactions	(2,451,440)	(5,363,681)	(747,836)	(1,815,394)	(2,780,096)	(5,554,132)

INCREASE (DECREASE) IN NET ASSETS	(3,275,389)	(4,905,299)	(507,464)	(1,885,745)	(2,510,031)	(5,673,272)
NET ASSETS AT BEGINNING OF PERIOD	19,607,881	24,513,180	7,353,133	9,238,878	16,235,225	21,908,497
NET ASSETS AT END OF PERIOD	$16,332,492	$19,607,881	$6,845,669	$7,353,133	$13,725,194	$16,235,225

UNITS OUTSTANDING
Units outstanding at beginning of period	956,016	1,214,621	491,072	609,998	1,805,373	2,420,493
Units issued	57,822	29,101	36,869	18,249	144,290	163,963
Units redeemed	(183,425)	(287,706)	(85,306)	(137,175)	(444,295)	(779,083)
Units outstanding at end of period	830,413	956,016	442,635	491,072	1,505,368	1,805,373

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Discovery Mid Cap Growth (SS)		Oppenheimer Global (SS)		Oppenheimer Global Strategic Income (SS)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(99,287)	$(117,038)	$(63,500)	$(55,009)	$1,185,295	$1,865,154
Net realized gains (losses)	812,375	1,279,834	711,512	1,445,194	(381,538)	(35,729)
Change in unrealized gains (losses)	(687,005)	(812,370)	(839,483)	(1,054,871)	977,683	(3,556,329)
Increase (decrease) in net assets from operations	26,083	350,426	(191,471)	335,314	1,781,440	(1,726,904)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,484	34,422	81,413	27,139	48,976	61,615
Benefit payments	(80,757)	(125,231)	(136,651)	(302,304)	(943,462)	(2,209,761)
Payments on termination	(534,013)	(739,257)	(873,275)	(1,395,066)	(4,597,176)	(6,829,565)
Contract Maintenance Charge	(24,364)	(28,460)	(26,144)	(32,271)	(150,569)	(171,694)
Transfers among the sub-accounts and with the
Fixed Account - net	(139,106)	(130,054)	(112,726)	(830,357)	(569,066)	(274,513)
Increase (decrease) in net assets from contract
transactions	(774,756)	(988,580)	(1,067,383)	(2,532,859)	(6,211,297)	(9,423,918)

INCREASE (DECREASE) IN NET ASSETS	(748,673)	(638,154)	(1,258,854)	(2,197,545)	(4,429,857)	(11,150,822)
NET ASSETS AT BEGINNING OF PERIOD	6,562,060	7,200,214	8,730,285	10,927,830	41,666,428	52,817,250
NET ASSETS AT END OF PERIOD	$5,813,387	$6,562,060	$7,471,431	$8,730,285	$37,236,571	$41,666,428

UNITS OUTSTANDING
Units outstanding at beginning of period	290,718	333,381	306,801	391,298	2,412,748	2,933,323
Units issued	14,846	25,193	20,262	15,858	124,094	91,819
Units redeemed	(48,534)	(67,856)	(59,489)	(100,355)	(473,296)	(612,394)
Units outstanding at end of period	257,030	290,718	267,574	306,801	2,063,546	2,412,748

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Main Street (SS)		Oppenheimer Main Street Small Cap (SS)		Foreign Bond (US Dollar-Hedged)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(242,049)	$(361,988)	$(184,670)	$(160,289)	$—	$13
Net realized gains (losses)	4,991,244	8,550,702	979,134	3,335,127	14	28
Change in unrealized gains (losses)	(1,988,167)	(7,638,646)	1,185,655	(4,367,575)	15	(63)
Increase (decrease) in net assets from operations	2,761,028	550,068	1,980,119	(1,192,737)	29	(22)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	25,250	31,853	6,382	50,973	—	—
Benefit payments	(828,141)	(1,223,742)	(372,724)	(336,240)	—	—
Payments on termination	(3,571,412)	(5,359,026)	(1,479,156)	(2,337,043)	(384)	(481)
Contract Maintenance Charge	(110,021)	(122,779)	(52,102)	(58,015)	(4)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(962,199)	(720,918)	(511,085)	164,089	(2)	13
Increase (decrease) in net assets from contract
transactions	(5,446,523)	(7,394,612)	(2,408,685)	(2,516,236)	(390)	(472)

INCREASE (DECREASE) IN NET ASSETS	(2,685,495)	(6,844,544)	(428,566)	(3,708,973)	(361)	(494)
NET ASSETS AT BEGINNING OF PERIOD	33,156,808	40,001,352	14,216,707	17,925,680	961	1,455
NET ASSETS AT END OF PERIOD	$30,471,313	$33,156,808	$13,788,141	$14,216,707	$600	$961

UNITS OUTSTANDING
Units outstanding at beginning of period	1,461,337	1,783,628	449,666	522,817	56	83
Units issued	37,440	92,160	20,123	38,346	—	1
Units redeemed	(270,606)	(414,451)	(92,900)	(111,497)	(23)	(28)
Units outstanding at end of period	1,228,171	1,461,337	376,889	449,666	33	56

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Money Market*		PIMCO VIT Total Return		PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(173)	$(274)	$8	$57	$(6,596)	$39,101
Net realized gains (losses)	—	2	1	20	(305,749)	(307,502)
Change in unrealized gains (losses)	—	—	9	(94)	428,396	(116,922)
Increase (decrease) in net assets from operations	(173)	(272)	18	(17)	116,051	(385,323)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	150	600
Benefit payments	—	—	—	—	(11,759)	(42,500)
Payments on termination	(579)	(596)	—	—	(70,936)	(169,544)
Contract Maintenance Charge	(38)	(41)	(5)	(6)	(3,522)	(4,594)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,182)	4	34	(1)	(99,011)	7,832
Increase (decrease) in net assets from contract
transactions	(17,799)	(633)	29	(7)	(185,078)	(208,206)

INCREASE (DECREASE) IN NET ASSETS	(17,972)	(905)	47	(24)	(69,027)	(593,529)
NET ASSETS AT BEGINNING OF PERIOD	17,972	18,877	1,600	1,624	1,012,630	1,606,159
NET ASSETS AT END OF PERIOD	$—	$17,972	$1,647	$1,600	$943,603	$1,012,630

UNITS OUTSTANDING
Units outstanding at beginning of period	1,859	1,924	95	95	203,839	236,093
Units issued	—	3	6	3	9,784	16,904
Units redeemed	(1,859)	(68)	(5)	(3)	(45,779)	(49,158)
Units outstanding at end of period	—	1,859	96	95	167,844	203,839

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)		PIMCO VIT Real Return (Advisor Shares)		PIMCO VIT Total Return (Advisor Shares)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$23,221	$30,940	$10,178	$45,781	$36,066	$369,241
Net realized gains (losses)	(26,748)	(23,475)	(19,567)	(11,319)	(19,790)	194,005
Change in unrealized gains (losses)	77,392	(41,159)	79,706	(131,491)	94,985	(703,677)
Increase (decrease) in net assets from operations	73,865	(33,694)	70,317	(97,029)	111,261	(140,431)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	350	—	2,050	600
Benefit payments	(49,063)	(30,152)	(33,695)	(55,472)	(470,910)	(203,241)
Payments on termination	(58,653)	(127,172)	(200,872)	(638,075)	(1,021,158)	(1,435,822)
Contract Maintenance Charge	(2,571)	(3,793)	(9,051)	(10,167)	(39,840)	(45,730)
Transfers among the sub-accounts and with the
Fixed Account - net	(48,917)	(49,386)	(75,768)	27,491	309,019	(263,607)
Increase (decrease) in net assets from contract
transactions	(159,204)	(210,503)	(319,036)	(676,223)	(1,220,839)	(1,947,800)

INCREASE (DECREASE) IN NET ASSETS	(85,339)	(244,197)	(248,719)	(773,252)	(1,109,578)	(2,088,231)
NET ASSETS AT BEGINNING OF PERIOD	724,762	968,959	2,045,051	2,818,303	11,146,236	13,234,467
NET ASSETS AT END OF PERIOD	$639,423	$724,762	$1,796,332	$2,045,051	$10,036,658	$11,146,236

UNITS OUTSTANDING
Units outstanding at beginning of period	52,074	67,041	162,249	214,616	773,110	906,872
Units issued	6,100	1,301	3,952	4,397	53,469	38,109
Units redeemed	(17,018)	(16,268)	(28,605)	(56,764)	(137,124)	(171,871)
Units outstanding at end of period	41,156	52,074	137,596	162,249	689,455	773,110

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Profunds VP		Profunds VP		Profunds VP
	Sub-Account		Sub-Account		Sub-Account
	ProFund VP Financials		ProFund VP Health Care		ProFund VP Large-Cap Value
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9)	$(19)	$(9)	$(26)	$(391)	$(108)
Net realized gains (losses)	565	47	881	161	3,606	(5,296)
Change in unrealized gains (losses)	(614)	(77)	(963)	(75)	1,852	(4,194)
Increase (decrease) in net assets from operations	(58)	(49)	(91)	60	5,067	(9,598)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(1,607)	—	(1,577)	—	—	—
Contract Maintenance Charge	(1)	—	(1)	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	40	(95)	(57)	(271)	55,033	(306,073)
Increase (decrease) in net assets from contract
transactions	(1,568)	(95)	(1,635)	(271)	55,033	(306,073)

INCREASE (DECREASE) IN NET ASSETS	(1,626)	(144)	(1,726)	(211)	60,100	(315,671)
NET ASSETS AT BEGINNING OF PERIOD	1,626	1,770	1,726	1,937	—	315,671
NET ASSETS AT END OF PERIOD	$—	$1,626	$—	$1,726	$60,100	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	170	179	80	92	—	25,934
Units issued	4	—	—	—	13,767	—
Units redeemed	(174)	(9)	(80)	(12)	(9,086)	(25,934)
Units outstanding at end of period	—	170	—	80	4,681	—

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Profunds VP		Profunds VP		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	ProFund VP Telecommunications		ProFund VP Utilities		VT American Government Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10)	$4	$(71)	$71	$72,503	$127,599
Net realized gains (losses)	377	3	5,757	123	(393,460)	(453,750)
Change in unrealized gains (losses)	(173)	(7)	(3,958)	(1,215)	166,281	1,077
Increase (decrease) in net assets from operations	194	—	1,728	(1,021)	(154,676)	(325,074)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	35,793	11,676
Benefit payments	—	—	—	—	(187,760)	(406,328)
Payments on termination	(1,836)	—	(13,810)	—	(1,293,536)	(2,067,987)
Contract Maintenance Charge	(1)	(1)	(9)	(8)	(32,079)	(35,668)
Transfers among the sub-accounts and with the
Fixed Account - net	(24)	88	(2)	—	(408,407)	(53,316)
Increase (decrease) in net assets from contract
transactions	(1,861)	87	(13,821)	(8)	(1,885,989)	(2,551,623)

INCREASE (DECREASE) IN NET ASSETS	(1,667)	87	(12,093)	(1,029)	(2,040,665)	(2,876,697)
NET ASSETS AT BEGINNING OF PERIOD	1,667	1,580	12,093	13,122	15,280,242	18,156,939
NET ASSETS AT END OF PERIOD	$—	$1,667	$—	$12,093	$13,239,577	$15,280,242

UNITS OUTSTANDING
Units outstanding at beginning of period	151	143	1,008	1,008	925,196	1,067,738
Units issued	—	8	—	—	53,437	63,802
Units redeemed	(151)	—	(1,008)	—	(159,971)	(206,344)
Units outstanding at end of period	—	151	—	1,008	818,662	925,196

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Capital Opportunities		VT Diversified Income		VT Equity Income
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(20,697)	$(41,509)	$1,075,078	$1,828,681	$252,540	$128,574
Net realized gains (losses)	72,331	606,891	(852,850)	(896,771)	5,425,455	6,209,564
Change in unrealized gains (losses)	365,499	(897,043)	399,302	(1,732,414)	856,445	(9,163,981)
Increase (decrease) in net assets from operations	417,133	(331,661)	621,530	(800,504)	6,534,440	(2,825,843)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	848	6,511	65,110	82,389	62,456
Benefit payments	(74,140)	(182,400)	(672,297)	(1,445,971)	(1,244,227)	(1,893,801)
Payments on termination	(248,716)	(301,918)	(1,157,462)	(1,823,261)	(4,599,826)	(7,480,465)
Contract Maintenance Charge	(11,250)	(11,629)	(34,746)	(39,934)	(172,002)	(185,649)
Transfers among the sub-accounts and with the
Fixed Account - net	33,764	1,596	(670,622)	(630,713)	(827,947)	(754,990)
Increase (decrease) in net assets from contract
transactions	(299,742)	(493,503)	(2,528,616)	(3,874,769)	(6,761,613)	(10,252,449)

INCREASE (DECREASE) IN NET ASSETS	117,391	(825,164)	(1,907,086)	(4,675,273)	(227,173)	(13,078,292)
NET ASSETS AT BEGINNING OF PERIOD	3,316,655	4,141,819	19,462,489	24,137,762	59,579,442	72,657,734
NET ASSETS AT END OF PERIOD	$3,434,046	$3,316,655	$17,555,403	$19,462,489	$59,352,269	$59,579,442

UNITS OUTSTANDING
Units outstanding at beginning of period	128,961	146,648	1,087,308	1,300,138	2,518,324	2,930,688
Units issued	9,816	3,881	24,465	69,945	153,217	104,537
Units redeemed	(21,505)	(21,568)	(167,720)	(282,775)	(433,065)	(516,901)
Units outstanding at end of period	117,272	128,961	944,053	1,087,308	2,238,476	2,518,324

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT George Putnam Balanced		VT Global Asset Allocation		VT Global Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$133,804	$156,509	$100,105	$165,316	$(38,447)	$(62,358)
Net realized gains (losses)	190,172	403,556	1,569,264	2,764,204	20,478	184,597
Change in unrealized gains (losses)	2,373,709	(1,709,399)	(694,856)	(3,173,509)	(55,925)	(527,658)
Increase (decrease) in net assets from operations	2,697,685	(1,149,334)	974,513	(243,989)	(73,894)	(405,419)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	106,407	53,694	1,177	100,472	39,452	7,093
Benefit payments	(1,480,041)	(1,375,241)	(397,040)	(556,939)	(305,349)	(400,081)
Payments on termination	(3,111,705)	(4,911,298)	(1,462,643)	(2,334,997)	(719,712)	(1,054,928)
Contract Maintenance Charge	(115,546)	(121,396)	(56,276)	(62,625)	(36,962)	(38,708)
Transfers among the sub-accounts and with the
Fixed Account - net	1,141,240	(1,206,131)	(475,680)	631,948	(171,569)	(560,064)
Increase (decrease) in net assets from contract
transactions	(3,459,645)	(7,560,372)	(2,390,462)	(2,222,141)	(1,194,140)	(2,046,688)

INCREASE (DECREASE) IN NET ASSETS	(761,960)	(8,709,706)	(1,415,949)	(2,466,130)	(1,268,034)	(2,452,107)
NET ASSETS AT BEGINNING OF PERIOD	44,503,574	53,213,280	20,856,451	23,322,581	13,641,185	16,093,292
NET ASSETS AT END OF PERIOD	$43,741,614	$44,503,574	$19,440,502	$20,856,451	$12,373,151	$13,641,185

UNITS OUTSTANDING
Units outstanding at beginning of period	3,058,434	3,563,681	1,162,202	1,274,352	1,232,948	1,408,102
Units issued	271,277	110,063	45,141	105,273	39,040	34,668
Units redeemed	(493,878)	(615,310)	(174,461)	(217,423)	(145,791)	(209,822)
Units outstanding at end of period	2,835,833	3,058,434	1,032,882	1,162,202	1,126,197	1,232,948

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Global Health Care		VT Global Utilities		VT Government Money Market*
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(361,704)	$(451,067)	$44	$73,223	$(637,022)	$(781,748)
Net realized gains (losses)	3,872,684	4,326,364	413,514	174,745	—	—
Change in unrealized gains (losses)	(7,143,495)	(1,894,915)	(307,736)	(1,382,407)	—	—
Increase (decrease) in net assets from operations	(3,632,515)	1,980,382	105,822	(1,134,439)	(637,022)	(781,748)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	45,210	66,636	2,138	4,187	9,895	105,242
Benefit payments	(354,187)	(588,641)	(225,118)	(350,667)	(3,070,301)	(1,862,514)
Payments on termination	(1,085,989)	(2,878,554)	(617,651)	(639,918)	(9,392,708)	(11,575,578)
Contract Maintenance Charge	(78,780)	(86,243)	(21,704)	(23,568)	(192,203)	(221,633)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,433,790)	3,509	(251,286)	(160,710)	7,188,248	3,891,941
Increase (decrease) in net assets from contract
transactions	(3,907,536)	(3,483,293)	(1,113,621)	(1,170,676)	(5,457,069)	(9,662,542)

INCREASE (DECREASE) IN NET ASSETS	(7,540,051)	(1,502,911)	(1,007,799)	(2,305,115)	(6,094,091)	(10,444,290)
NET ASSETS AT BEGINNING OF PERIOD	29,429,297	30,932,208	8,453,956	10,759,071	44,960,241	55,404,531
NET ASSETS AT END OF PERIOD	$21,889,246	$29,429,297	$7,446,157	$8,453,956	$38,866,150	$44,960,241

UNITS OUTSTANDING
Units outstanding at beginning of period	1,084,970	1,208,912	651,164	733,313	4,647,000	5,641,508
Units issued	32,865	52,079	37,522	32,590	1,458,200	1,698,584
Units redeemed	(194,616)	(176,021)	(118,816)	(114,739)	(2,010,305)	(2,693,092)
Units outstanding at end of period	923,219	1,084,970	569,870	651,164	4,094,895	4,647,000

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Growth and Income		VT Growth Opportunities*		VT High Yield
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$328,752	$575,188	$(220,024)	$(108,024)	$1,298,476	$1,740,574
Net realized gains (losses)	5,079,053	3,547,517	972,700	1,770,065	(634,561)	(349,770)
Change in unrealized gains (losses)	7,879,887	(15,697,250)	144,003	(1,679,707)	2,657,803	(3,248,024)
Increase (decrease) in net assets from operations	13,287,692	(11,574,545)	896,679	(17,666)	3,321,718	(1,857,220)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	62,743	130,944	9,021	3,402	45,791	19,817
Benefit payments	(4,251,204)	(4,762,643)	(294,752)	(176,721)	(888,975)	(821,743)
Payments on termination	(8,440,209)	(10,938,143)	(1,267,312)	(722,063)	(2,336,964)	(3,785,268)
Contract Maintenance Charge	(257,251)	(281,866)	(53,128)	(25,611)	(75,046)	(83,662)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,238,640)	(2,684,660)	78,938,012	(86,151)	(1,172,355)	(708,665)
Increase (decrease) in net assets from contract
transactions	(17,124,561)	(18,536,368)	77,331,841	(1,007,144)	(4,427,549)	(5,379,521)

INCREASE (DECREASE) IN NET ASSETS	(3,836,869)	(30,110,913)	78,228,520	(1,024,810)	(1,105,831)	(7,236,741)
NET ASSETS AT BEGINNING OF PERIOD	115,058,738	145,169,651	9,212,002	10,236,812	26,051,870	33,288,611
NET ASSETS AT END OF PERIOD	$111,221,869	$115,058,738	$87,440,522	$9,212,002	$24,946,039	$26,051,870

UNITS OUTSTANDING
Units outstanding at beginning of period	7,628,374	8,761,338	1,178,760	1,305,969	1,268,905	1,511,828
Units issued	214,409	144,588	9,153,639	46,661	206,936	68,870
Units redeemed	(1,343,270)	(1,277,552)	(315,028)	(173,870)	(401,741)	(311,793)
Units outstanding at end of period	6,499,513	7,628,374	10,017,371	1,178,760	1,074,100	1,268,905

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Income		VT International Equity		VT International Growth
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,703,209	$2,309,375	$1,096,921	$(247,155)	$(40,751)	$(163,432)
Net realized gains (losses)	(797,611)	(368,417)	(1,494,895)	(573,503)	200,428	341,602
Change in unrealized gains (losses)	(600,282)	(3,766,303)	(2,147,594)	404,141	(991,218)	(159,929)
Increase (decrease) in net assets from operations	305,316	(1,825,345)	(2,545,568)	(416,517)	(831,541)	18,241

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	45,069	56,219	104,822	98,155	21,012	36,367
Benefit payments	(1,788,124)	(2,442,167)	(1,496,010)	(2,037,133)	(362,914)	(122,299)
Payments on termination	(5,354,003)	(7,572,929)	(4,073,384)	(7,066,100)	(397,903)	(774,920)
Contract Maintenance Charge	(165,300)	(186,925)	(150,370)	(177,898)	(37,447)	(40,307)
Transfers among the sub-accounts and with the
Fixed Account - net	(715,198)	(723,489)	(903,884)	(929,921)	(226,219)	(161,701)
Increase (decrease) in net assets from contract
transactions	(7,977,556)	(10,869,291)	(6,518,826)	(10,112,897)	(1,003,471)	(1,062,860)

INCREASE (DECREASE) IN NET ASSETS	(7,672,240)	(12,694,636)	(9,064,394)	(10,529,414)	(1,835,012)	(1,044,619)
NET ASSETS AT BEGINNING OF PERIOD	60,043,685	72,738,321	63,685,669	74,215,083	10,671,652	11,716,271
NET ASSETS AT END OF PERIOD	$52,371,445	$60,043,685	$54,621,275	$63,685,669	$8,836,640	$10,671,652

UNITS OUTSTANDING
Units outstanding at beginning of period	3,573,126	4,213,581	4,742,725	5,418,551	874,210	967,566
Units issued	183,779	139,014	245,910	254,486	33,906	26,391
Units redeemed	(654,924)	(779,469)	(747,313)	(930,312)	(124,455)	(119,747)
Units outstanding at end of period	3,101,981	3,573,126	4,241,322	4,742,725	783,661	874,210

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT International Value		VT Investors		VT Multi-Cap Growth
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$102,567	$(6,910)	$(31,332)	$(110,314)	$(459,202)	$(695,985)
Net realized gains (losses)	(385,790)	(440,034)	3,508,865	2,905,985	9,074,132	5,262,795
Change in unrealized gains (losses)	228,122	115,440	800,114	(4,513,948)	(4,714,904)	(5,629,233)
Increase (decrease) in net assets from operations	(55,101)	(331,504)	4,277,647	(1,718,277)	3,900,026	(1,062,423)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	32,936	8,504	33,634	21,062	128,174	188,466
Benefit payments	(180,767)	(515,587)	(1,780,391)	(1,451,212)	(1,338,286)	(1,824,171)
Payments on termination	(450,658)	(783,924)	(2,615,068)	(4,125,861)	(4,351,313)	(5,655,511)
Contract Maintenance Charge	(31,835)	(34,846)	(116,523)	(126,066)	(216,883)	(227,662)
Transfers among the sub-accounts and with the
Fixed Account - net	(244,772)	(304,325)	(1,546,515)	(1,718,659)	(2,289,175)	(2,387,184)
Increase (decrease) in net assets from contract
transactions	(875,096)	(1,630,178)	(6,024,863)	(7,400,736)	(8,067,483)	(9,906,062)

INCREASE (DECREASE) IN NET ASSETS	(930,197)	(1,961,682)	(1,747,216)	(9,119,013)	(4,167,457)	(10,968,485)
NET ASSETS AT BEGINNING OF PERIOD	10,932,219	12,893,901	46,073,259	55,192,272	69,881,849	80,850,334
NET ASSETS AT END OF PERIOD	$10,002,022	$10,932,219	$44,326,043	$46,073,259	$65,714,392	$69,881,849

UNITS OUTSTANDING
Units outstanding at beginning of period	850,399	967,696	3,592,701	4,135,154	5,488,157	6,237,807
Units issued	27,165	29,282	52,044	66,413	99,812	117,033
Units redeemed	(96,178)	(146,579)	(523,825)	(608,866)	(725,117)	(866,683)
Units outstanding at end of period	781,386	850,399	3,120,920	3,592,701	4,862,852	5,488,157

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Multi-Cap Value		VT Research		VT Small Cap Value
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(42,767)	$(31,607)	$31,179	$(26,332)	$(96,880)	$(228,900)
Net realized gains (losses)	771,295	1,406,991	1,233,753	1,467,676	2,573,588	3,979,687
Change in unrealized gains (losses)	(66,803)	(1,703,390)	446,999	(2,082,563)	4,897,035	(5,664,299)
Increase (decrease) in net assets from operations	661,725	(328,006)	1,711,931	(641,219)	7,373,743	(1,913,512)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,626	3,317	11,809	15,807	18,802	25,988
Benefit payments	(14,222)	(211,674)	(463,640)	(429,754)	(523,536)	(1,451,804)
Payments on termination	(352,024)	(398,380)	(1,293,979)	(2,030,743)	(1,894,830)	(3,425,187)
Contract Maintenance Charge	(17,274)	(17,060)	(58,902)	(60,887)	(54,371)	(57,318)
Transfers among the sub-accounts and with the
Fixed Account - net	297,741	(708,864)	(798,618)	(486,976)	(624,739)	(1,027,824)
Increase (decrease) in net assets from contract
transactions	(81,153)	(1,332,661)	(2,603,330)	(2,992,553)	(3,078,674)	(5,936,145)

INCREASE (DECREASE) IN NET ASSETS	580,572	(1,660,667)	(891,399)	(3,633,772)	4,295,069	(7,849,657)
NET ASSETS AT BEGINNING OF PERIOD	5,667,516	7,328,183	21,897,792	25,531,564	31,396,735	39,246,392
NET ASSETS AT END OF PERIOD	$6,248,088	$5,667,516	$21,006,393	$21,897,792	$35,691,804	$31,396,735

UNITS OUTSTANDING
Units outstanding at beginning of period	210,684	256,796	1,434,943	1,619,310	1,229,150	1,442,145
Units issued	24,997	10,009	39,051	40,652	59,847	23,657
Units redeemed	(27,043)	(56,121)	(206,732)	(225,019)	(179,573)	(236,652)
Units outstanding at end of period	208,638	210,684	1,267,262	1,434,943	1,109,424	1,229,150
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.
	Sub-Account		Sub-Account		Sub-Account
	VT Voyager*		Morgan Stanley UIF Core Plus Fixed Income		Morgan Stanley UIF Emerging Markets Equity
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(113,286)	$(360,656)	$1,404	$6,984	$(156,437)	$(139,197)
Net realized gains (losses)	8,825,502	18,935,199	3,038	6,897	(72,402)	106,707
Change in unrealized gains (losses)	(8,736,347)	(25,820,491)	12,023	(19,895)	860,128	(1,892,909)
Increase (decrease) in net assets from operations	(24,131)	(7,245,948)	16,465	(6,014)	631,289	(1,925,399)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	107,862	233,693	2,522	—	4,918	4,401
Benefit payments	(1,845,263)	(2,589,074)	(11,145)	(17,716)	(163,163)	(505,199)
Payments on termination	(5,489,066)	(8,415,302)	(141,674)	(12,553)	(690,929)	(1,132,097)
Contract Maintenance Charge	(201,457)	(261,203)	(174)	(176)	(5,396)	(6,197)
Transfers among the sub-accounts and with the
Fixed Account - net	(81,366,764)	(1,984,088)	23,221	(381,321)	(150,887)	(715,375)
Increase (decrease) in net assets from contract
transactions	(88,794,688)	(13,015,974)	(127,250)	(411,766)	(1,005,457)	(2,354,467)

INCREASE (DECREASE) IN NET ASSETS	(88,818,819)	(20,261,922)	(110,785)	(417,780)	(374,168)	(4,279,866)
NET ASSETS AT BEGINNING OF PERIOD	88,818,819	109,080,741	354,059	771,839	13,808,979	18,088,845
NET ASSETS AT END OF PERIOD	$—	$88,818,819	$243,274	$354,059	$13,434,811	$13,808,979

UNITS OUTSTANDING
Units outstanding at beginning of period	6,219,159	7,084,805	23,504	52,023	810,068	935,578
Units issued	192,949	148,214	3,223	6	50,435	20,423
Units redeemed	(6,412,108)	(1,013,860)	(11,178)	(28,525)	(103,699)	(145,933)
Units outstanding at end of period	—	6,219,159	15,549	23,504	756,804	810,068

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Global Infrastructure		Morgan Stanley UIF Global Strategist		Morgan Stanley UIF Growth
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$338,079	$177,610	$(850,890)	$180,501	$(375,971)	$(415,425)
Net realized gains (losses)	1,598,644	4,746,245	(414,787)	256,173	4,612,166	5,394,131
Change in unrealized gains (losses)	3,165,752	(12,035,811)	3,660,308	(6,097,056)	(5,002,662)	(2,491,569)
Increase (decrease) in net assets from operations	5,102,475	(7,111,956)	2,394,631	(5,660,382)	(766,467)	2,487,137

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	953	10,055	12,365	15,011	289,606	16,330
Benefit payments	(2,148,551)	(3,081,773)	(3,857,853)	(3,619,275)	(485,352)	(931,475)
Payments on termination	(2,484,442)	(3,452,487)	(4,351,906)	(5,008,504)	(1,686,526)	(1,576,195)
Contract Maintenance Charge	(15,901)	(18,525)	(24,199)	(28,456)	(24,816)	(27,712)
Transfers among the sub-accounts and with the
Fixed Account - net	(652,447)	(1,092,374)	(1,113,246)	(983,621)	(326,952)	(118,401)
Increase (decrease) in net assets from contract
transactions	(5,300,388)	(7,635,104)	(9,334,839)	(9,624,845)	(2,234,040)	(2,637,453)

INCREASE (DECREASE) IN NET ASSETS	(197,913)	(14,747,060)	(6,940,208)	(15,285,227)	(3,000,507)	(150,316)
NET ASSETS AT BEGINNING OF PERIOD	38,448,788	53,195,848	64,427,779	79,713,006	25,120,702	25,271,018
NET ASSETS AT END OF PERIOD	$38,250,875	$38,448,788	$57,487,571	$64,427,779	$22,120,195	$25,120,702

UNITS OUTSTANDING
Units outstanding at beginning of period	1,029,379	1,230,231	4,840,923	5,573,659	1,233,710	1,367,496
Units issued	22,768	19,882	113,012	138,184	95,554	134,147
Units redeemed	(145,463)	(220,734)	(786,015)	(870,920)	(205,492)	(267,933)
Units outstanding at end of period	906,684	1,029,379	4,167,920	4,840,923	1,123,772	1,233,710

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc.		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Mid Cap Growth		Morgan Stanley UIF U.S. Real Estate		Morgan Stanley UIF Emerging Markets Debt (Class II)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(169,280)	$(219,318)	$(59,457)	$(61,364)	$297,520	$330,564
Net realized gains (losses)	255,663	2,404,629	674,903	1,150,667	(112,951)	(130,667)
Change in unrealized gains (losses)	(1,219,122)	(3,119,714)	215,763	(992,295)	472,789	(419,343)
Increase (decrease) in net assets from operations	(1,132,739)	(934,403)	831,209	97,008	657,358	(219,446)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	120	26,845	12,461	30,653	13,221	5,209
Benefit payments	(136,327)	(466,982)	(563,897)	(419,057)	(270,773)	(252,787)
Payments on termination	(485,573)	(1,014,625)	(1,042,528)	(2,066,312)	(707,686)	(1,257,539)
Contract Maintenance Charge	(3,415)	(3,940)	(5,028)	(5,289)	(26,392)	(30,720)
Transfers among the sub-accounts and with the
Fixed Account - net	(367,684)	(462,099)	(257,328)	(305,070)	(444,542)	(225,796)
Increase (decrease) in net assets from contract
transactions	(992,879)	(1,920,801)	(1,856,320)	(2,765,075)	(1,436,172)	(1,761,633)

INCREASE (DECREASE) IN NET ASSETS	(2,125,618)	(2,855,204)	(1,025,111)	(2,668,067)	(778,814)	(1,981,079)
NET ASSETS AT BEGINNING OF PERIOD	11,381,646	14,236,850	17,384,193	20,052,260	7,918,214	9,899,293
NET ASSETS AT END OF PERIOD	$9,256,028	$11,381,646	$16,359,082	$17,384,193	$7,139,400	$7,918,214

UNITS OUTSTANDING
Units outstanding at beginning of period	481,690	557,658	431,184	500,498	350,898	425,495
Units issued	13,545	15,283	9,624	36,712	16,379	14,952
Units redeemed	(58,330)	(91,251)	(53,636)	(106,026)	(77,061)	(89,549)
Units outstanding at end of period	436,905	481,690	387,172	431,184	290,216	350,898

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Emerging Markets Equity (Class II)		Morgan Stanley UIF Global Franchise (Class II)		Morgan Stanley UIF Global Infrastructure (Class II)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(55,135)	$(54,201)	$(67,902)	$127,676	$35,843	$(20,339)
Net realized gains (losses)	(81,715)	(29,735)	2,889,486	5,392,090	477,556	1,320,998
Change in unrealized gains (losses)	350,886	(580,980)	(1,807,916)	(3,947,143)	823,426	(3,281,765)
Increase (decrease) in net assets from operations	214,036	(664,916)	1,013,668	1,572,623	1,336,825	(1,981,106)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	250	600	3,840	3,865	2,525	510
Benefit payments	(152,771)	(126,162)	(822,268)	(1,673,229)	(176,021)	(19,680)
Payments on termination	(318,400)	(747,356)	(3,254,249)	(5,180,680)	(731,226)	(1,174,001)
Contract Maintenance Charge	(20,335)	(24,582)	(101,026)	(114,991)	(7,631)	(8,520)
Transfers among the sub-accounts and with the
Fixed Account - net	(139,287)	(198,402)	(2,733,352)	(633,238)	(168,864)	(374,198)
Increase (decrease) in net assets from contract
transactions	(630,543)	(1,095,902)	(6,907,055)	(7,598,273)	(1,081,217)	(1,575,889)

INCREASE (DECREASE) IN NET ASSETS	(416,507)	(1,760,818)	(5,893,387)	(6,025,650)	255,608	(3,556,995)
NET ASSETS AT BEGINNING OF PERIOD	4,714,631	6,475,449	31,142,774	37,168,424	10,619,189	14,176,184
NET ASSETS AT END OF PERIOD	$4,298,124	$4,714,631	$25,249,387	$31,142,774	$10,874,797	$10,619,189

UNITS OUTSTANDING
Units outstanding at beginning of period	169,095	204,270	1,157,302	1,446,161	711,385	798,505
Units issued	4,295	6,334	47,675	27,275	18,391	22,085
Units redeemed	(26,382)	(41,509)	(305,163)	(316,134)	(82,530)	(109,205)
Units outstanding at end of period	147,008	169,095	899,814	1,157,302	647,246	711,385

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley UIF Global Strategist (Class II)		Morgan Stanley UIF Growth (Class II)		Morgan Stanley UIF Mid Cap Growth (Class II)
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(362,039)	$(59,034)	$(80,418)	$(91,662)	$(193,892)	$(277,376)
Net realized gains (losses)	(128,730)	172,740	1,036,649	1,284,419	31,911	2,901,117
Change in unrealized gains (losses)	1,222,455	(2,146,652)	(1,130,509)	(642,436)	(1,172,643)	(3,754,606)
Increase (decrease) in net assets from operations	731,686	(2,032,946)	(174,278)	550,321	(1,334,624)	(1,130,865)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,135	4,795	180	180	7,698	12,587
Benefit payments	(1,011,809)	(720,709)	(112,143)	(80,797)	(525,386)	(511,950)
Payments on termination	(1,432,096)	(1,831,808)	(498,095)	(887,813)	(1,347,860)	(2,616,693)
Contract Maintenance Charge	(30,010)	(35,134)	(14,875)	(16,484)	(49,010)	(67,923)
Transfers among the sub-accounts and with the
Fixed Account - net	(855,090)	(353,001)	157,220	(66,650)	924,518	(563,926)
Increase (decrease) in net assets from contract
transactions	(3,325,870)	(2,935,857)	(467,713)	(1,051,564)	(990,040)	(3,747,905)

INCREASE (DECREASE) IN NET ASSETS	(2,594,184)	(4,968,803)	(641,991)	(501,243)	(2,324,664)	(4,878,770)
NET ASSETS AT BEGINNING OF PERIOD	22,224,261	27,193,064	5,258,798	5,760,041	13,443,385	18,322,155
NET ASSETS AT END OF PERIOD	$19,630,077	$22,224,261	$4,616,807	$5,258,798	$11,118,721	$13,443,385

UNITS OUTSTANDING
Units outstanding at beginning of period	1,711,406	1,922,541	183,970	222,548	627,046	801,768
Units issued	23,492	32,397	19,322	4,115	103,041	33,887
Units redeemed	(274,901)	(243,532)	(36,141)	(42,693)	(137,981)	(208,609)
Units outstanding at end of period	1,459,997	1,711,406	167,151	183,970	592,106	627,046

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Universal Institutional Funds, Inc. (Class II)		The Universal Institutional Funds, Inc. (Class II)
	Sub-Account		Sub-Account
	Morgan Stanley UIF Small Company Growth (Class II)		Morgan Stanley UIF U.S. Real Estate (Class II)
	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(97,682)	$(134,675)	$(158,107)	$(150,092)
Net realized gains (losses)	42,903	1,852,886	1,387,272	1,926,493
Change in unrealized gains (losses)	240,995	(2,543,314)	142,732	(1,685,720)
Increase (decrease) in net assets from operations	186,216	(825,103)	1,371,897	90,681

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,732	6,230	6,888	21,567
Benefit payments	(214,458)	(218,826)	(953,486)	(681,150)
Payments on termination	(347,455)	(1,118,118)	(2,080,761)	(4,251,668)
Contract Maintenance Charge	(22,768)	(27,869)	(104,689)	(115,804)
Transfers among the sub-accounts and with the
Fixed Account - net	(219,979)	(227,393)	(290,028)	(728,226)
Increase (decrease) in net assets from contract
transactions	(799,928)	(1,585,976)	(3,422,076)	(5,755,281)

INCREASE (DECREASE) IN NET ASSETS	(613,712)	(2,411,079)	(2,050,179)	(5,664,600)
NET ASSETS AT BEGINNING OF PERIOD	6,139,137	8,550,216	29,651,736	35,316,336
NET ASSETS AT END OF PERIOD	$5,525,425	$6,139,137	$27,601,557	$29,651,736

UNITS OUTSTANDING
Units outstanding at beginning of period	233,859	288,827	847,578	1,013,048
Units issued	15,490	10,202	43,415	53,205
Units redeemed	(46,282)	(65,170)	(138,181)	(218,675)
Units outstanding at end of period	203,067	233,859	752,812	847,578

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization
Allstate Financial Advisors Separate Account I (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company (“Allstate”). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate’s contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.
Allstate issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.
AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Advanced Series Trust	Advanced Series Trust (continued)
AST Academic Strategies Asset Allocation	AST BlackRock iShares ETF**
AST Advanced Strategies	AST BlackRock Low Duration Bond*
AST AQR Emerging Markets Equity**	AST Bond Portfolio 2016**
AST AQR Large-Cap**	AST Bond Portfolio 2018
AST Balanced Asset Allocation	AST Bond Portfolio 2019
AST BlackRock Global Strategies	AST Bond Portfolio 2020**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Advanced Series Trust (continued)	Advanced Series Trust (continued)
AST Bond Portfolio 2021**	AST Small-Cap Growth
AST Bond Portfolio 2022	AST Small-Cap Growth Opportunities
AST Bond Portfolio 2023	AST Small-Cap Value
AST Bond Portfolio 2024	AST Templeton Global Bond
AST Bond Portfolio 2025**	AST T. Rowe Price Asset Allocation
AST Bond Portfolio 2026	AST T. Rowe Price Large-Cap Growth
AST Bond Portfolio 2027*	AST T. Rowe Price Natural Resources
AST Boston Partners Large-Cap Value **	AST Value Equity*
AST Capital Growth Asset Allocation	AST WEDGE Capital Mid-Cap Value*
AST ClearBridge Dividend Growth**	AST Wellington Management Hedged Equity
AST Cohen & Steers Realty	AST Western Asset Core Plus Bond
AST Defensive Asset Allocation	AST Western Asset Emerging Markets Debt**
AST FI Pyramis® Quantitative
AST Global Real Estate	Alliance Bernstein Variable Product Series Fund
AST Goldman Sachs Large-Cap Value	AB VPS Growth
AST Goldman Sachs Mid-Cap Growth	AB VPS Growth & Income
AST Goldman Sachs Multi-Asset	AB VPS International Value
AST Goldman Sachs Small-Cap Value	AB VPS Large Cap Growth
AST Government Money Market*	AB VPS Small/Mid Cap Value
AST High Yield	AB VPS Value
AST Hotchkis & Wiley Large-Cap Value*
AST International Growth	American Century Variable Portfolios, Inc.
AST International Value	American Century VP Balanced**
AST Investment Grade Bond	American Century VP International
AST Jennison Large-Cap Growth**
AST J.P. Morgan Global Thematic	Deutsche Variable Series I
AST J.P. Morgan International Equity	Deutsche Bond VIP A
AST J.P. Morgan Strategic Opportunities	Deutsche Capital Growth VIP A
AST Loomis Sayles Large-Cap Growth	Deutsche Core Equity VIP A
AST Lord Abbett Core Fixed Income	Deutsche CROCI® International VIP A
AST MFS Global Equity	Deutsche Global Small Cap VIP A
AST MFS Growth
AST MFS Large-Cap Value**	Deutsche Variable Series II
AST Neuberger Berman/LSV Mid-Cap Value	Deutsche Global Income Builder VIP A II
AST New Discovery Asset Allocation	Deutsche Government Money Market VIP A II*
AST Parametric Emerging Markets Equity	Deutsche Small Mid Cap Growth VIP A II
AST PIMCO Total Return Bond
AST Preservation Asset Allocation	Dreyfus Socially Responsible Growth Fund, Inc.
AST Prudential Core Bond**	Dreyfus Socially Responsible Growth Fund
AST Prudential Growth Allocation
AST QMA Emerging Markets Equity**	Dreyfus Stock Index Fund
AST QMA Large-Cap**	Dreyfus Stock Index Fund
AST QMA US Equity Alpha
AST Quantitative Modeling**	Dreyfus Variable Investment Fund
AST RCM World Trends	VIF Government Money Market*
AST Schroders Global Tactical	VIF Growth & Income

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Federated Insurance Series	Goldman Sachs Variable Insurance Trust
Federated Government Money Fund II*	VIT Large Cap Value
VIT Mid Cap Value
Fidelity Variable Insurance Products Fund	VIT Small Cap Equity Insights
VIP Contrafund	VIT Strategic Growth
VIP Equity-Income	VIT Strategic International Equity**
VIP Government Money Market*	VIT U.S. Equity Insights
VIP Growth
VIP High Income	Invesco Investment Services
VIP Index 500	Invesco V.I. American Franchise
VIP Investment Grade Bond	Invesco V.I. American Value
VIP Overseas	Invesco V.I. Comstock
Invesco V.I. Core Equity
Fidelity Variable Insurance Products Fund (Service Class 2)	Invesco V.I. Core Plus Bond
VIP Asset Manager Growth (Service Class 2)**	Invesco V.I. Diversified Dividend
VIP Contrafund (Service Class 2)	Invesco V.I. Equity and Income
VIP Equity-Income (Service Class 2)	Invesco V.I. Global Core Equity
VIP Freedom 2010 Portfolio (Service Class 2)	Invesco V.I. Government Money Market*
VIP Freedom 2020 Portfolio (Service Class 2)	Invesco V.I. Government Securities
VIP Freedom 2030 Portfolio (Service Class 2)	Invesco V.I. High Yield
VIP Freedom Income Portfolio (Service Class 2)	Invesco V.I. International Growth
VIP Government Money Market (Service Class 2)*	Invesco V.I. Managed Volatility
VIP Growth (Service Class 2)	Invesco V.I. Mid Cap Core Equity
VIP Growth & Income (Service Class 2)	Invesco V.I. Mid Cap Growth
VIP Growth Opportunities (Service Class 2)	Invesco V.I. S&P 500 Index
VIP High Income (Service Class 2)	Invesco V.I. Technology
VIP Index 500 (Service Class 2)	Invesco V.I. Value Opportunities
VIP Investment Grade Bond (Service Class 2)
VIP Mid Cap (Service Class 2)	Invesco Investment Services (Series II)
VIP Overseas (Service Class 2)	Invesco V.I. American Franchise II
Invesco V.I. American Value II
Franklin Templeton Variable Insurance Products Trust	Invesco V.I. Comstock II
Franklin Flex Cap Growth VIP	Invesco V.I. Core Equity II
Franklin Growth and Income VIP	Invesco V.I. Core Plus Bond II
Franklin High Income VIP	Invesco V.I. Diversified Dividend II
Franklin Income VIP	Invesco V.I. Equity and Income II
Franklin Large Cap Growth VIP	Invesco V.I. Global Core Equity II
Franklin Mutual Global Discovery VIP	Invesco V.I. Government Money Market II*
Franklin Mutual Shares VIP	Invesco V.I. Government Securities II
Franklin Small Cap Value VIP	Invesco V.I. Growth and Income II
Franklin Small-Mid Cap Growth VIP	Invesco V.I. High Yield II
Franklin U.S. Government Securities VIP	Invesco V.I. International Growth II
Templeton Developing Markets VIP	Invesco V.I. Managed Volatility II
Templeton Foreign VIP	Invesco V.I. Mid Cap Core Equity II
Templeton Global Bond VIP	Invesco V.I. Mid Cap Growth II
Templeton Growth VIP	Invesco V.I. S&P 500 Index II
Invesco V.I. Technology II
Invesco V.I. Value Opportunities II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Janus Aspen Series	Neuberger Berman Advisors Management Trust
Forty Portfolio	AMT Guardian**
AMT Large Cap Value
Janus Aspen Series (Service Shares)	AMT Mid-Cap Growth**
Global Research (Service Shares)**
Overseas (Service Shares)**	Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation
Lazard Retirement Series, Inc.	Oppenheimer Conservative Balanced
Emerging Markets Equity	Oppenheimer Core Bond
Oppenheimer Discovery Mid Cap Growth
Legg Mason Partners Variable Equity Trust	Oppenheimer Global
ClearBridge Variable Large Cap Value Portfolio I	Oppenheimer Global Strategic Income
Oppenheimer Main Street
Lord Abbett Series Fund	Oppenheimer Main Street Small Cap
Bond-Debenture
Fundamental Equity	Oppenheimer Variable Account Funds (Service Shares (“SS”))*
Growth and Income	Oppenheimer Capital Appreciation (SS)
Growth Opportunities	Oppenheimer Conservative Balanced (SS)
Mid-Cap Stock	Oppenheimer Core Bond (SS)
Oppenheimer Discovery Mid Cap Growth (SS)
MFS Variable Insurance Trust	Oppenheimer Global (SS)
MFS Growth	Oppenheimer Global Strategic Income (SS)
MFS High Yield	Oppenheimer International Growth (SS)**
MFS Investors Trust	Oppenheimer Main Street (SS)
MFS New Discovery	Oppenheimer Main Street Small Cap (SS)
MFS Research
MFS Total Return Bond	PIMCO Variable Insurance Trust
MFS Utilities	Foreign Bond (US Dollar-Hedged)
Money Market*
MFS Variable Insurance Trust (Service Class)	PIMCO VIT Total Return
MFS Growth (Service Class)	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
MFS Investors Trust (Service Class)	PIMCO VIT Emerging Markets Bond (Advisor Shares)
MFS New Discovery (Service Class)	PIMCO VIT Real Return (Advisor Shares)
MFS Research (Service Class)	PIMCO VIT Total Return (Advisor Shares)
MFS Utilities (Service Class)
Profunds VP
Morgan Stanley Variable Investment Series	ProFund VP Consumer Goods*,**
European Equity	ProFund VP Consumer Services*,**
Income Plus	ProFund VP Financials**
Limited Duration	ProFund VP Health Care**
Money Market*	ProFund VP Industrials**
Multi Cap Growth	ProFund VP Large-Cap Growth**
ProFund VP Large-Cap Value
Morgan Stanley Variable Investment Series (Class Y Shares)	ProFund VP Mid-Cap Growth**
European Equity (Class Y Shares)	ProFund VP Mid-Cap Value**
Income Plus (Class Y Shares)	ProFund VP Real Estate**
Limited Duration (Class Y Shares)	ProFund VP Small-Cap Growth**
Money Market (Class Y Shares)*	ProFund VP Small-Cap Value**
Multi Cap Growth (Class Y Shares)	ProFund VP Telecommunications**
ProFund VP Utilities**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Putnam Variable Trust	Rydex Variable Trust Rydex
VT American Government Income	VIF NASDAQ-100**
VT Capital Opportunities
VT Diversified Income	The Universal Institutional Funds, Inc.
VT Equity Income	Morgan Stanley UIF Core Plus Fixed Income
VT George Putnam Balanced	Morgan Stanley UIF Emerging Markets Equity
VT Global Asset Allocation	Morgan Stanley UIF Global Infrastructure
VT Global Equity	Morgan Stanley UIF Global Strategist
VT Global Health Care	Morgan Stanley UIF Growth
VT Global Utilities	Morgan Stanley UIF Mid Cap Growth
VT Government Money Market*	Morgan Stanley UIF U.S. Real Estate
VT Growth and Income
VT Growth Opportunities*	The Universal Institutional Funds, Inc. (Class II)
VT High Yield	Morgan Stanley UIF Emerging Markets Debt (Class II)
VT Income	Morgan Stanley UIF Emerging Markets Equity (Class II)
VT International Equity	Morgan Stanley UIF Global Franchise (Class II)
VT International Growth	Morgan Stanley UIF Global Infrastructure (Class II)
VT International Value	Morgan Stanley UIF Global Strategist (Class II)
VT Investors	Morgan Stanley UIF Growth (Class II)
VT Multi-Cap Growth	Morgan Stanley UIF Mid Cap Growth (Class II)
VT Multi-Cap Value	Morgan Stanley UIF Small Company Growth (Class II)
VT Research	Morgan Stanley UIF U.S. Real Estate (Class II)
VT Small Cap Value
VT Voyager*
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.
(**) Fund was available, but had no net assets as of December 31, 2016.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Allstate general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2. Portfolio Changes
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2016:

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)
The following sub-accounts were opened during the year ended December 31, 2016:

AST Bond Portfolio 2027 (Fund launched on January 4, 2016)
Fidelity Variable Insurance Products Fund - VIP Government Money Market (Fund launched on April 29, 2016)
The following sub-accounts were merged during the year ended December 31, 2016:

Date:	Merged from:	Merged to:
April 29, 2016	Morgan Stanley Variable Investment Series - Money Market	Fidelity Variable Insurance Products Fund - VIP Government Money Market
April 29, 2016	Morgan Stanley Variable Investment Series (Class Y Shares) - Money Market (Class Y Shares)	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
September 23, 2016	PIMCO Variable Insurance Trust - Money Market	Fidelity Variable Insurance Products Fund -VIP Government Money Market
November 18, 2016	Putnam Variable Trust - VT Voyager	Putnam Variable Trust - VT Growth Opportunities

The following fund manager had a name change during the year ended December 31, 2016:

Former name:	New name:
Panorama Series Fund, Inc. (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
The following sub-accounts had name changes during the year ended December 31, 2016:

Former name:	New name:
AST Herndon Large-Cap Value	AST Value Equity
AST Large-Cap Value	AST Hotchkis & Wiley Large-Cap Value
AST Mid-Cap Value	AST WEDGE Capital Mid-Cap Value
AST Money Market	AST Government Money Market
AST PIMCO Limited Maturity Bond	AST BlackRock Low Duration Bond
Deutsche Money Market VIP A II	Deutsche Government Money Market VIP A II
Dreyfus Variable Investment Fund - VIF Money Market	Dreyfus Variable Investment Fund - VIF Government Money Market
Federated Prime Money Fund II	Federated Government Money Fund II
Invesco V.I. Money Market	Invesco V.I. Government Money Market
Invesco V.I. Money Market II	Invesco V.I. Government Money Market II
ProFund VP Consumer Goods Portfolio	ProFund VP Consumer Goods
ProFund VP Consumer Services Portfolio	ProFund VP Consumer Services
Putnam Variable Trust - VT Money Market	Putnam Variable Trust - VT Government Money Market
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2015:
The following sub-account was opened during the year ended December 31, 2015:

AST Bond Portfolio 2026 (Fund launched on January 2, 2015)
The following sub-accounts were merged during the year ended December 31, 2015:

Date:	Merged from:	Merged to:
April 24, 2015	VIP Growth Stock (Service Class 2)	VIP Growth Opportunities (Service Class 2)

3.	Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

3. Summary of Significant Accounting Policies (continued)
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2016. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

4.	Fair Value of Assets
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2:    Assets whose values are based on the following:

(a)	Quoted prices for similar assets in active markets;

(b)	Quoted prices for identical or similar assets in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:
Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in “Transfers among the sub-accounts and with the Fixed Account - net” on the Statements of Changes in Net Assets and in "Contracts in payout (annuitization) period" in the Statement of Net Assets.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

5.	Expenses
Mortality and Expense Risk Charge - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.
Contract Maintenance Charge - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments
The cost of investments purchased during the year ended December 31, 2016 was as follows:

Purchases
Investments in the Advanced Series Trust Sub-Accounts:
AST Academic Strategies Asset Allocation	$589,978
AST Advanced Strategies	186,878
AST Balanced Asset Allocation	178,635
AST Bond Portfolio 2026*	1,172,052
AST Bond Portfolio 2027*	412,944
AST Capital Growth Asset Allocation	796,465
AST Cohen & Steers Realty	518
AST Defensive Asset Allocation	350,055
AST FI Pyramis® Quantitative	275,801
AST Goldman Sachs Mid-Cap Growth	1,926
AST Goldman Sachs Multi-Asset	234,147
AST Government Money Market*	808,210
AST High Yield	333
AST International Growth	3,600
AST Investment Grade Bond	2,853,412
AST J.P. Morgan Global Thematic	11,170
AST J.P. Morgan Strategic Opportunities	298,850
AST Loomis Sayles Large-Cap Growth	20
AST Neuberger Berman/LSV Mid-Cap Value	2,006
AST New Discovery Asset Allocation	9,245
AST PIMCO Total Return Bond	1,720
AST Preservation Asset Allocation	398,133
AST Prudential Growth Allocation	1,784,885
AST QMA US Equity Alpha	2,260
AST RCM World Trends	72,524
AST Schroders Global Tactical	65,629
AST Small-Cap Growth	859
AST Small-Cap Growth Opportunities	1,959
AST Small-Cap Value	1,034
AST Templeton Global Bond	526
AST T. Rowe Price Asset Allocation	514,145
AST T. Rowe Price Large-Cap Growth	1,093
AST T. Rowe Price Natural Resources	4,651
AST Value Equity*	1,073
AST Wellington Management Hedged Equity	58,128

Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
AB VPS Growth	1,985,968
AB VPS Growth & Income	3,638,564
AB VPS International Value	721,114
AB VPS Large Cap Growth	2,234,228
AB VPS Small/Mid Cap Value	854,931
AB VPS Value	12,109

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investment in the American Century Variable Portfolios, Inc. Sub-Account:
American Century VP International	$56

Investments in the Deutsche Variable Series I Sub-Accounts:
Deutsche Bond VIP A	21,184
Deutsche Capital Growth VIP A	214,324
Deutsche Core Equity VIP A	86,417
Deutsche CROCI® International VIP A	37,077
Deutsche Global Small Cap VIP A	110,475

Investments in the Deutsche Variable Series II Sub-Accounts:
Deutsche Global Income Builder VIP A II	75,520
Deutsche Government Money Market VIP A II*	57,211
Deutsche Small Mid Cap Growth VIP A II	100,639

Investment in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Account:
Dreyfus Socially Responsible Growth Fund	2,353

Investment in the Dreyfus Stock Index Fund Sub-Account:
Dreyfus Stock Index Fund	26,034

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
VIF Government Money Market*	1,301
VIF Growth & Income	6,822

Investment in the Federated Insurance Series Sub-Account:
Federated Government Money Fund II*	60,599

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
VIP Contrafund	597,819
VIP Equity-Income	53,382
VIP Government Money Market*	25,144,902
VIP Growth	522,986
VIP High Income	22,956
VIP Index 500	62,499
VIP Investment Grade Bond	33,139
VIP Overseas	247,367

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
VIP Contrafund (Service Class 2)	3,483,443
VIP Equity-Income (Service Class 2)	42,431
VIP Freedom 2010 Portfolio (Service Class 2)	887,681
VIP Freedom 2020 Portfolio (Service Class 2)	455,823
VIP Freedom 2030 Portfolio (Service Class 2)	79,535
VIP Freedom Income Portfolio (Service Class 2)	485,810
VIP Government Money Market (Service Class 2)*	28,952,629

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts (continued):
VIP Growth (Service Class 2)	$13,375
VIP Growth & Income (Service Class 2)	591,485
VIP Growth Opportunities (Service Class 2)	119,563
VIP High Income (Service Class 2)	127,832
VIP Index 500 (Service Class 2)	5,090,907
VIP Investment Grade Bond (Service Class 2)	15
VIP Mid Cap (Service Class 2)	1,414,930
VIP Overseas (Service Class 2)	116

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
Franklin Flex Cap Growth VIP	295,939
Franklin Growth and Income VIP	2,505,256
Franklin High Income VIP	701,117
Franklin Income VIP	5,928,029
Franklin Large Cap Growth VIP	1,983,045
Franklin Mutual Global Discovery VIP	1,526,660
Franklin Mutual Shares VIP	5,750,375
Franklin Small Cap Value VIP	3,737,121
Franklin Small-Mid Cap Growth VIP	98,227
Franklin U.S. Government Securities VIP	1,444,495
Templeton Developing Markets VIP	310,952
Templeton Foreign VIP	2,713,274
Templeton Global Bond VIP	71,352
Templeton Growth VIP	43,485

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
VIT Large Cap Value	143,038
VIT Mid Cap Value	34,610
VIT Small Cap Equity Insights	269,655
VIT Strategic Growth	45
VIT U.S. Equity Insights	246,683

Investments in the Invesco Investment Services Sub-Accounts:
Invesco V.I. American Franchise	7,368,501
Invesco V.I. American Value	2,455,049
Invesco V.I. Comstock	2,410,341
Invesco V.I. Core Equity	5,677,185
Invesco V.I. Core Plus Bond	635,278
Invesco V.I. Diversified Dividend	3,233,615
Invesco V.I. Equity and Income	1,860,145
Invesco V.I. Global Core Equity	638,065
Invesco V.I. Government Money Market*	407,837
Invesco V.I. Government Securities	522,579
Invesco V.I. High Yield	903,061

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Invesco Investment Services Sub-Accounts (continued):
Invesco V.I. International Growth	$471,041
Invesco V.I. Managed Volatility	309,194
Invesco V.I. Mid Cap Core Equity	663,637
Invesco V.I. Mid Cap Growth	702,383
Invesco V.I. S&P 500 Index	3,826,838
Invesco V.I. Technology	130,903
Invesco V.I. Value Opportunities	1,773,719

Investments in the Invesco Investment Services (Series II) Sub-Accounts:
Invesco V.I. American Franchise II	2,424,683
Invesco V.I. American Value II	1,576,358
Invesco V.I. Comstock II	7,574,759
Invesco V.I. Core Equity II	241,865
Invesco V.I. Core Plus Bond II	4,466
Invesco V.I. Diversified Dividend II	1,333,568
Invesco V.I. Equity and Income II	1,655,748
Invesco V.I. Global Core Equity II	156,512
Invesco V.I. Government Money Market II*	426
Invesco V.I. Government Securities II	4,559
Invesco V.I. Growth and Income II	4,879,230
Invesco V.I. High Yield II	415,257
Invesco V.I. International Growth II	120,620
Invesco V.I. Managed Volatility II	5,352
Invesco V.I. Mid Cap Core Equity II	87,307
Invesco V.I. Mid Cap Growth II	1,380,074
Invesco V.I. S&P 500 Index II	5,253,229
Invesco V.I. Technology II	447
Invesco V.I. Value Opportunities II	1,185,023

Investment in the Janus Aspen Series Sub-Account:
Forty Portfolio	1,496

Investment in the Lazard Retirement Series, Inc. Sub-Account:
Emerging Markets Equity	1

Investment in the Legg Mason Partners Variable Equity Trust Sub-Account:
ClearBridge Variable Large Cap Value Portfolio I	25

Investments in the Lord Abbett Series Fund Sub-Accounts:
Bond-Debenture	1,041,404
Fundamental Equity	297,550
Growth and Income	512,306
Growth Opportunities	397,457
Mid-Cap Stock	872,041

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the MFS Variable Insurance Trust Sub-Accounts:
MFS Growth	$44,638
MFS High Yield	16,878
MFS Investors Trust	96,521
MFS New Discovery	55,295
MFS Research	58,511
MFS Total Return Bond	31,916
MFS Utilities	14,005

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
MFS Growth (Service Class)	4,430
MFS Investors Trust (Service Class)	13,147
MFS New Discovery (Service Class)	12,511
MFS Research (Service Class)	3,420
MFS Utilities (Service Class)	50,543

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
European Equity	1,254,239
Income Plus	4,151,710
Limited Duration	297,394
Money Market*	1,195,020
Multi Cap Growth	27,908,361

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
European Equity (Class Y Shares)	234,487
Income Plus (Class Y Shares)	5,349,042
Limited Duration (Class Y Shares)	868,301
Money Market (Class Y Shares)*	750,821
Multi Cap Growth (Class Y Shares)	8,280,137

Investment in the Neuberger Berman Advisors Management Trust Sub-Account:
AMT Large Cap Value	1,907

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
Oppenheimer Capital Appreciation	323,634
Oppenheimer Conservative Balanced	102,262
Oppenheimer Core Bond	30,243
Oppenheimer Discovery Mid Cap Growth	46,687
Oppenheimer Global	185,125
Oppenheimer Global Strategic Income	81,889
Oppenheimer Main Street	187,971
Oppenheimer Main Street Small Cap	274,702

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))* Sub-Accounts:
Oppenheimer Capital Appreciation (SS)	2,567,956
Oppenheimer Conservative Balanced (SS)	455,771

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))* Sub-Accounts (continued):
Oppenheimer Core Bond (SS)	$1,663,982
Oppenheimer Discovery Mid Cap Growth (SS)	700,239
Oppenheimer Global (SS)	942,161
Oppenheimer Global Strategic Income (SS)	2,771,193
Oppenheimer Main Street (SS)	4,392,968
Oppenheimer Main Street Small Cap (SS)	919,540

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
Foreign Bond (US Dollar-Hedged)	12
Money Market*	20
PIMCO VIT Total Return	135
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	49,059
PIMCO VIT Emerging Markets Bond (Advisor Shares)	117,073
PIMCO VIT Real Return (Advisor Shares)	76,152
PIMCO VIT Total Return (Advisor Shares)	883,571

Investments in the ProFunds VP Sub-Accounts:
ProFund VP Financials	42
ProFund VP Large-Cap Value	171,698

Investments in the Putnam Variable Trust Sub-Accounts:
VT American Government Income	826,461
VT Capital Opportunities	318,414
VT Diversified Income	1,437,942
VT Equity Income	4,310,761
VT George Putnam Balanced	3,952,235
VT Global Asset Allocation	2,317,161
VT Global Equity	405,458
VT Global Health Care	3,566,152
VT Global Utilities	1,173,572
VT Government Money Market*	9,936,865
VT Growth and Income	5,927,228
VT Growth Opportunities*	80,444,547
VT High Yield	2,937,967
VT Income	4,187,740
VT International Equity	3,236,446
VT International Growth	266,768
VT International Value	358,166
VT Investors	2,352,787
VT Multi-Cap Growth	7,203,270
VT Multi-Cap Value	1,372,024
VT Research	631,798
VT Small Cap Value	4,313,875
VT Voyager*	4,856,767

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of funds during 2016.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
Morgan Stanley UIF Core Plus Fixed Income	$31,896
Morgan Stanley UIF Emerging Markets Equity	827,107
Morgan Stanley UIF Global Infrastructure	3,837,134
Morgan Stanley UIF Global Strategist	1,054,135
Morgan Stanley UIF Growth	5,336,151
Morgan Stanley UIF Mid Cap Growth	667,089
Morgan Stanley UIF U.S. Real Estate	469,055

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
Morgan Stanley UIF Emerging Markets Debt (Class II)	654,162
Morgan Stanley UIF Emerging Markets Equity (Class II)	106,049
Morgan Stanley UIF Global Franchise (Class II)	5,116,891
Morgan Stanley UIF Global Infrastructure (Class II)	985,561
Morgan Stanley UIF Global Strategist (Class II)	277,683
Morgan Stanley UIF Growth (Class II)	1,174,445
Morgan Stanley UIF Mid Cap Growth (Class II)	1,999,627
Morgan Stanley UIF Small Company Growth (Class II)	809,523
Morgan Stanley UIF U.S. Real Estate (Class II)	1,276,136
$421,581,274

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights

Allstate Life Insurance Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life Insurance Company and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:

*
Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

**
Expense Ratio - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

***
Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Academic Strategies Asset Allocation
2016	376	$10.08	—	11.53	$4,094	—%	1.15	—	2.60%	3.64	—	5.13%
2015	419	9.72	—	10.97	4,369	—	1.15	—	2.60	(5.67)	—	(4.32)
2014	528	10.31	—	11.46	5,810	—	1.15	—	2.60	1.18	—	2.64
2013	583	10.19	—	11.17	6,288	—	1.15	—	2.60	7.18	—	8.72
2012	667	9.51	—	10.27	6,651	1.09	1.15	—	2.60	9.71	—	11.28

Advanced Series Trust - AST Advanced Strategies
2016	159	12.68	—	14.51	2,193	—	1.15	—	2.60	4.39	—	5.89
2015	168	12.15	—	13.70	2,197	—	1.15	—	2.60	(1.76)	—	(0.34)
2014	201	12.37	—	13.75	2,659	—	1.15	—	2.60	3.42	—	4.90
2013	211	11.96	—	13.10	2,675	—	1.15	—	2.60	13.60	—	15.23
2012	233	10.53	—	11.37	2,580	1.50	1.15	—	2.60	10.76	—	12.35

Advanced Series Trust - AST Balanced Asset Allocation
2016	547	12.46	—	14.06	7,341	—	1.00	—	2.30	3.91	—	5.25
2015	608	11.99	—	13.36	7,794	—	1.00	—	2.30	(0.52)	—	0.74
2014	771	11.90	—	13.43	10,008	—	1.00	—	2.35	1.83	—	5.47
2013	815	11.69	—	12.73	10,076	—	1.00	—	2.35	16.48	—	16.79
2012	853	10.17	—	10.93	9,092	0.97	1.00	—	2.35	11.32	—	12.10

Advanced Series Trust - AST BlackRock Global Strategies
2016	2	11.47	—	11.47	20	—	1.55	—	1.55	5.33	—	5.33
2015	2	10.89	—	10.89	19	—	1.55	—	1.55	(4.48)	—	(4.48)
2014	2	11.40	—	11.40	19	—	1.55	—	1.55	3.29	—	3.29
2013	2	11.03	—	11.03	19	—	1.55	—	1.55	9.16	—	9.16
2012	2	10.11	—	10.11	17	—	1.55	—	1.55	10.18	—	10.18

Advanced Series Trust - AST BlackRock Low Duration Bond
2016	8	11.05	—	11.74	89	—	1.00	—	1.65	(0.01)	—	0.63
2015	8	11.05	—	11.66	89	—	1.00	—	1.65	(1.15)	—	(0.51)
2014	8	11.18	—	11.72	95	—	1.00	—	1.65	(1.72)	—	(1.08)
2013	9	11.37	—	11.85	103	—	1.00	—	1.65	(3.76)	—	(3.14)
2012	10	11.82	—	12.24	116	1.12	1.00	—	1.65	2.99	—	4.34

Advanced Series Trust - AST Bond Portfolio 2018
2016	30	13.36	—	13.82	417	—	1.50	—	1.90	(0.28)	—	0.11
2015	31	13.40	—	13.81	428	—	1.50	—	1.90	(0.68)	—	(0.42)
2014	33	13.46	—	13.90	459	—	1.50	—	1.90	0.09	—	1.14
2013	44	13.44	—	13.75	598	—	1.50	—	1.90	(4.58)	—	(4.52)
2012	46	14.14	—	14.41	660	0.46	1.50	—	1.90	4.11	—	4.15

Advanced Series Trust - AST Bond Portfolio 2019
2016	23	13.38	—	13.96	316	—	1.50	—	2.00	(0.54)	—	(0.05)
2015	23	13.45	—	13.97	318	—	1.50	—	2.00	(0.91)	—	(0.42)
2014	23	13.57	—	14.03	320	—	1.50	—	2.00	2.22	—	2.72
2013	23	13.28	—	13.65	313	—	1.50	—	2.00	(6.70)	—	(6.24)
2012	23	14.23	—	14.56	335	0.87	1.50	—	2.00	3.78	—	4.29

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Bond Portfolio 2022
2016	12	$12.02	—	12.02	$147	—%	1.85	—	1.85%	(0.02)	—	(0.02)%
2015	12	12.02	—	12.02	147	—	1.85	—	1.85	0.24	—	0.24
2014	12	11.99	—	11.99	147	—	1.85	—	1.85	8.36	—	8.36
2013	12	11.07	—	11.07	135	—	1.85	—	1.85	(12.00)	—	(10.51)
2012	44	12.37	—	12.58	558	0.03	1.50	—	2.35	3.41	—	4.28

Advanced Series Trust - AST Bond Portfolio 2023 (fund launched on January 3, 2012)
2016	5	10.40	—	10.40	57	—	1.50	—	1.50	0.40	—	0.40
2015	5	10.36	—	10.36	57	—	1.50	—	1.50	1.19	—	2.69
2014	62	10.09	—	10.24	631	—	1.50	—	2.00	10.41	—	10.95
2013	138	9.14	—	9.23	1,268	—	1.50	—	2.00	(12.40)	—	(11.53)
2012	18	10.43	—	10.43	192	—	1.50	—	1.50	4.33	—	4.33

Advanced Series Trust - AST Bond Portfolio 2024 (fund launched on January 2, 2013)
2016	8	10.08	—	10.08	80	—	1.50	—	1.50	0.40	—	0.40
2015	8	10.04	—	10.04	80	—	1.50	—	1.50	1.32	—	2.32
2014	41	9.81	—	9.91	410	—	1.50	—	2.35	12.73	—	12.90
2013	27	8.70	—	8.78	239	—	1.50	—	2.35	(12.94)	—	(12.21)

Advanced Series Trust - AST Bond Portfolio 2025 (fund launched on January 2, 2014)
2016	—	11.34	—	11.50	—	—	1.50	—	2.00	0.46	—	0.96
2015	94	11.28	—	11.40	1,069	—	1.50	—	2.00	(0.50)	—	0.49
2014	3	11.34	—	11.34	35	—	1.50	—	1.50	13.41	—	13.42

Advanced Series Trust - AST Bond Portfolio 2026 (fund launched on January 2, 2015)
2016	80	9.93	—	10.03	794	—	1.50	—	2.00	0.08	—	0.57
2015	11	9.92	—	9.97	107	—	1.50	—	2.00	0.19	—	0.51

Advanced Series Trust - AST Bond Portfolio 2027 (fund launched on January 4, 2016)
2016	34	9.86	—	9.91	333	—	1.50	—	2.00	(1.37)	—	(0.88)

Advanced Series Trust - AST Capital Growth Asset Allocation
2016	342	12.30	—	13.62	4,411	—	1.15	—	2.25	4.49	—	5.62
2015	403	11.77	—	12.90	4,984	—	1.15	—	2.25	(1.68)	—	(0.61)
2014	514	11.97	—	12.98	6,441	—	1.15	—	2.25	4.64	—	5.78
2013	625	11.44	—	12.27	7,453	—	1.15	—	2.25	19.98	—	21.28
2012	647	9.54	—	10.12	6,390	0.91	1.15	—	2.25	12.43	—	13.15

Advanced Series Trust - AST Cohen & Steers Realty
2016	1	16.26	—	17.04	10	—	1.15	—	1.65	3.12	—	3.62
2015	2	15.77	—	16.44	30	—	1.15	—	1.65	3.65	—	5.82
2014	7	14.90	—	15.86	103	—	1.15	—	1.65	25.53	—	29.42
2013	7	11.87	—	12.26	85	—	1.15	—	1.65	1.96	—	3.38
2012	6	11.70	—	12.02	74	1.82	1.15	—	1.65	14.03	—	15.22

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Defensive Asset Allocation (fund launched on April 29, 2013)
2016	35	$9.97	—	9.97	$350	—%	2.10	—	2.10%	2.42	—	2.42%
2015	69	9.73	—	9.73	673	—	2.10	—	2.10	(2.45)	—	(2.45)
2014	—	—	—	—	—	—	—	—	—	—	—	—
2013	—	—	—	—	—	—	—	—	—	—	—	—

Advanced Series Trust - AST FI Pyramis® Quantitative
2016	127	10.39	—	11.88	1,449	—	1.15	—	2.60	1.61	—	3.07
2015	147	10.22	—	11.53	1,639	—	1.15	—	2.60	(1.57)	—	(0.16)
2014	184	10.39	—	11.55	2,063	—	1.15	—	2.60	0.53	—	1.98
2013	219	10.33	—	11.32	2,402	—	1.15	—	2.60	11.85	—	13.45
2012	263	9.24	—	9.98	2,555	2.14	1.15	—	2.60	7.82	—	9.37

Advanced Series Trust - AST Global Real Estate
2016	<1	12.57	—	13.10	2	—	1.15	—	1.65	(0.74)	—	(0.25)
2015	<1	12.66	—	13.14	3	—	1.15	—	1.65	(1.71)	—	(1.23)
2014	<1	12.88	—	13.30	3	—	1.15	—	1.65	12.07	—	12.63
2013	<1	11.49	—	11.81	3	—	1.15	—	1.65	2.65	—	3.16
2012	<1	11.20	—	11.45	3	1.76	1.15	—	1.65	24.74	—	25.36

Advanced Series Trust - AST Goldman Sachs Large-Cap Value
2016	6	12.37	—	13.57	78	—	1.00	—	2.00	9.36	—	10.44
2015	7	11.31	—	12.29	78	—	1.00	—	2.00	(9.85)	—	(4.52)
2014	1	12.54	—	12.87	12	—	1.15	—	1.50	11.46	—	11.84
2013	1	11.25	—	11.51	11	—	1.15	—	1.50	31.57	—	32.02
2012	1	8.55	—	8.72	8	0.44	1.15	—	1.50	17.89	—	18.30

Advanced Series Trust - AST Goldman Sachs Mid-Cap Growth
2016	6	15.92	—	17.48	100	—	1.00	—	2.00	(0.35)	—	0.64
2015	6	15.98	—	17.37	109	—	1.00	—	2.00	(7.54)	—	(5.58)
2014	3	17.28	—	18.39	59	—	1.15	—	2.00	9.34	—	10.26
2013	3	15.81	—	16.68	55	—	1.15	—	2.00	29.60	—	30.69
2012	3	12.20	—	12.76	42	—	1.15	—	2.00	17.26	—	18.25

Advanced Series Trust - AST Goldman Sachs Multi-Asset
2016	38	11.56	—	12.54	457	—	1.15	—	2.10	2.32	—	4.06
2015	38	11.30	—	12.05	452	—	1.15	—	2.00	(2.86)	—	(2.04)
2014	42	11.63	—	12.30	509	—	1.15	—	2.00	2.00	—	2.86
2013	49	11.40	—	11.96	574	—	1.15	—	2.00	7.66	—	8.57
2012	50	10.59	—	11.01	543	0.62	1.15	—	2.00	7.96	—	8.88

Advanced Series Trust - AST Goldman Sachs Small-Cap Value
2016	<1	22.08	—	23.02	9	—	1.15	—	1.65	22.30	—	22.90
2015	<1	18.05	—	18.73	7	—	1.15	—	1.65	(7.03)	—	(6.57)
2014	<1	19.42	—	20.05	8	—	1.15	—	1.65	5.46	—	5.98
2013	<1	18.41	—	18.92	8	—	1.15	—	1.65	36.56	—	37.23
2012	<1	13.49	—	13.79	6	0.58	1.15	—	1.65	13.81	—	14.37

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Government Money Market
2016	51	$8.70	—	9.55	$458	—%	1.00	—	2.00%	(1.96)	—	(0.99)%
2015	43	8.88	—	9.65	390	—	1.00	—	2.00	(1.24)	—	(0.99)
2014	47	8.99	—	9.74	432	—	1.00	—	2.00	(2.68)	—	(1.00)
2013	45	9.24	—	9.84	422	—	1.00	—	2.00	(1.43)	—	(0.99)
2012	34	9.34	—	9.86	325	0.01	1.15	—	1.85	(2.41)	—	(1.14)

Advanced Series Trust - AST High Yield
2016	2	15.16	—	15.89	28	—	1.00	—	1.15	13.69	—	14.25
2015	3	13.34	—	13.91	47	—	1.00	—	1.50	(4.64)	—	(4.52)
2014	5	13.99	—	14.56	77	—	1.00	—	1.50	0.67	—	1.54
2013	6	13.89	—	14.34	89	—	1.00	—	1.50	5.88	—	6.12
2012	6	13.16	—	13.52	85	6.69	1.00	—	1.50	12.43	—	13.49

Advanced Series Trust - AST Hotchkis & Wiley Large-Cap Value
2016	<1	13.46	—	13.46	1	—	1.15	—	1.15	18.52	—	18.52
2015	<1	11.35	—	11.35	1	—	1.15	—	1.15	(8.89)	—	(8.89)
2014	1	12.46	—	12.46	9	—	1.15	—	1.15	12.45	—	12.45
2013	1	11.08	—	11.08	8	—	1.15	—	1.15	38.27	—	38.27
2012	<1	8.01	—	8.01	6	0.64	1.15	—	1.15	15.55	—	15.55

Advanced Series Trust - AST International Growth
2016	4	8.62	—	9.03	40	—	1.15	—	1.65	(5.34)	—	(4.87)
2015	5	9.10	—	9.49	44	—	1.15	—	1.65	1.47	—	1.97
2014	5	8.97	—	9.31	45	—	1.15	—	1.65	(7.06)	—	(6.60)
2013	5	9.65	—	9.97	49	—	1.15	—	1.65	17.12	—	17.70
2012	6	8.24	—	8.47	51	1.19	1.15	—	1.65	18.41	—	18.99

Advanced Series Trust - AST International Value
2016	6	8.46	—	8.86	51	—	1.15	—	1.65	(1.05)	—	(0.56)
2015	6	8.55	—	8.91	56	—	1.15	—	1.65	(0.33)	—	1.75
2014	7	8.40	—	8.94	58	—	1.15	—	1.65	(10.54)	—	(7.77)
2013	7	9.39	—	9.70	65	—	1.15	—	1.65	18.11	—	19.75
2012	8	7.99	—	8.21	62	2.40	1.15	—	1.65	15.35	—	16.54

Advanced Series Trust - AST Investment Grade Bond
2016	170	15.12	—	16.33	2,682	—	1.15	—	2.05	2.11	—	3.02
2015	205	14.81	—	15.85	3,151	—	1.15	—	2.05	(0.86)	—	0.02
2014	131	14.94	—	15.85	2,026	—	1.15	—	2.05	4.58	—	5.51
2013	169	14.28	—	15.02	2,488	—	1.15	—	2.05	(5.13)	—	(4.28)
2012	307	15.06	—	15.69	4,735	0.80	1.15	—	2.05	7.20	—	8.15

Advanced Series Trust - AST J.P. Morgan Global Thematic
2016	8	13.02	—	13.71	113	—	1.15	—	1.75	3.41	—	4.02
2015	9	12.59	—	13.18	121	—	1.15	—	1.75	(2.75)	—	(2.17)
2014	14	12.95	—	13.47	182	—	1.15	—	1.75	4.53	—	5.15
2013	14	12.39	—	12.81	178	—	1.15	—	1.75	14.96	—	15.07
2012	11	10.76	—	11.14	119	0.58	1.15	—	1.90	12.27	—	12.29

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST J.P. Morgan International Equity
2016	5	$8.74	—	9.46	$47	—%	1.15	—	2.00%	(0.06)	—	0.77%
2015	5	8.75	—	9.39	47	—	1.15	—	2.00	(4.70)	—	(3.90)
2014	5	9.18	—	9.77	49	—	1.15	—	2.00	(8.20)	—	(7.43)
2013	5	10.00	—	10.56	53	—	1.15	—	2.00	13.10	—	14.05
2012	5	8.84	—	9.26	49	1.88	1.15	—	2.00	19.51	—	20.52

Advanced Series Trust - AST J.P. Morgan Strategic Opportunities
2016	200	11.13	—	12.73	2,432	—	1.15	—	2.60	1.21	—	2.66
2015	220	11.00	—	12.40	2,621	—	1.15	—	2.60	(2.72)	—	(1.32)
2014	273	11.31	—	12.57	3,310	—	1.15	—	2.60	2.77	—	4.25
2013	285	11.00	—	12.06	3,339	—	1.15	—	2.60	8.22	—	9.77
2012	300	10.17	—	10.98	3,218	1.67	1.15	—	2.60	7.90	—	9.46

Advanced Series Trust - AST Loomis Sayles Large-Cap Growth
2016	10	15.47	—	16.97	170	—	1.00	—	2.00	3.51	—	4.53
2015	12	14.94	—	16.24	182	—	1.00	—	2.00	7.91	—	8.98
2014	12	13.85	—	14.90	172	—	1.00	—	2.00	8.42	—	9.49
2013	10	12.77	—	13.61	133	—	1.00	—	2.00	33.93	—	35.26
2012	10	9.54	—	10.06	98	0.36	1.00	—	2.00	10.06	—	11.88

Advanced Series Trust - AST Lord Abbett Core Fixed Income
2016	4	13.23	—	13.87	51	—	1.00	—	1.50	1.09	—	1.59
2015	4	13.09	—	13.65	54	—	1.00	—	1.50	(2.06)	—	(1.57)
2014	4	13.37	—	13.87	58	—	1.00	—	1.50	4.81	—	5.33
2013	4	12.75	—	13.16	58	—	1.00	—	1.50	(3.45)	—	(2.97)
2012	5	13.21	—	13.57	62	1.05	1.00	—	1.50	4.36	—	5.57

Advanced Series Trust - AST MFS Global Equity
2016	4	14.78	—	15.49	61	—	1.00	—	1.50	5.53	—	6.05
2015	5	14.01	—	14.60	65	—	1.00	—	1.50	(2.92)	—	(2.44)
2014	5	14.43	—	14.97	68	—	1.00	—	1.50	2.10	—	2.60
2013	5	14.13	—	14.59	67	—	1.00	—	1.50	25.75	—	26.37
2012	5	11.24	—	11.54	56	0.97	1.00	—	1.50	21.25	—	22.66

Advanced Series Trust - AST MFS Growth
2016	<1	16.43	—	16.43	4	—	1.15	—	1.15	0.75	—	0.75
2015	<1	16.31	—	16.31	4	—	1.15	—	1.15	6.01	—	6.01
2014	<1	15.38	—	15.38	4	—	1.15	—	1.15	7.47	—	7.47
2013	1	14.31	—	14.31	18	—	1.15	—	1.15	35.15	—	35.15
2012	1	10.59	—	10.59	14	—	1.15	—	1.15	15.75	—	15.75

Advanced Series Trust - AST Neuberger Berman/LSV Mid-Cap Value
2016	1	17.93	—	18.79	27	—	1.15	—	1.65	16.31	—	16.89
2015	2	15.42	—	16.07	24	—	1.15	—	1.65	(7.17)	—	(6.71)
2014	2	16.61	—	17.23	28	—	1.15	—	1.65	12.39	—	12.95
2013	2	14.78	—	15.25	26	—	1.15	—	1.65	39.70	—	40.39
2012	2	10.58	—	10.87	25	0.94	1.15	—	1.65	15.22	—	15.79

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST New Discovery Asset Allocation (fund launched on April 30, 2012)
2016	14	$12.20	—	12.54	$173	—%	1.50	—	2.10%	2.18	—	2.78%
2015	14	11.94	—	12.20	172	—	1.50	—	2.10	(4.79)	—	(2.70)
2014	<1	12.54	—	12.54	6	—	1.50	—	1.50	3.58	—	3.58
2013	<1	12.11	—	12.11	3	—	1.50	—	1.50	17.16	—	17.16
2012	1	10.34	—	10.34	6	2.32	1.50	—	1.50	3.37	—	3.37

Advanced Series Trust - AST Parametric Emerging Markets Equity
2016	1	8.37	—	8.72	12	—	1.15	—	1.65	10.54	—	11.08
2015	1	7.57	—	7.85	12	—	1.15	—	1.65	(18.08)	—	(17.67)
2014	2	9.24	—	9.54	14	—	1.15	—	1.65	(6.23)	—	(5.77)
2013	2	9.85	—	10.12	16	—	1.15	—	1.65	(1.41)	—	(0.92)
2012	2	9.99	—	10.22	17	1.57	1.15	—	1.65	16.01	—	16.59

Advanced Series Trust - AST PIMCO Total Return Bond
2016	6	13.22	—	14.05	79	—	1.00	—	1.65	2.54	—	3.20
2015	6	12.89	—	13.61	85	—	1.00	—	1.65	(3.70)	—	(2.00)
2014	8	13.39	—	13.89	109	—	1.15	—	1.65	2.06	—	2.54
2013	9	13.06	—	13.61	114	—	1.00	—	1.65	(2.81)	—	(1.61)
2012	33	13.27	—	14.00	440	2.47	1.00	—	2.00	7.17	—	8.95

Advanced Series Trust - AST Preservation Asset Allocation
2016	439	12.06	—	13.80	5,847	—	1.15	—	2.60	2.85	—	4.33
2015	478	11.73	—	13.23	6,120	—	1.15	—	2.60	(2.40)	—	(1.00)
2014	615	12.02	—	13.36	7,944	—	1.15	—	2.60	3.09	—	4.57
2013	684	11.66	—	12.78	8,487	—	1.15	—	2.60	6.44	—	7.97
2012	752	10.95	—	11.83	8,681	1.14	1.15	—	2.60	7.57	—	9.12

Advanced Series Trust - AST Prudential Growth Allocation
2016	879	10.99	—	12.57	10,655	—	1.15	—	2.60	7.31	—	8.84
2015	937	10.24	—	11.55	10,475	—	1.15	—	2.60	(3.13)	—	(1.74)
2014	826	10.58	—	11.76	9,408	—	1.15	—	2.60	6.43	—	7.95
2013	878	9.94	—	10.89	9,291	—	1.15	—	2.60	14.06	—	15.69
2012	1,112	8.71	—	9.41	10,160	1.72	1.15	—	2.60	10.05	—	11.63

Advanced Series Trust - AST QMA US Equity Alpha
2016	3	16.17	—	17.34	51	—	1.00	—	1.75	12.87	—	13.71
2015	4	14.33	—	15.25	54	—	1.00	—	1.75	1.30	—	2.06
2014	4	14.14	—	14.94	56	—	1.00	—	1.75	15.19	—	16.05
2013	4	12.28	—	12.88	47	—	1.00	—	1.75	30.15	—	31.12
2012	5	9.43	—	9.82	47	0.73	1.00	—	1.75	16.76	—	18.41

Advanced Series Trust - AST RCM World Trends
2016	108	10.95	—	12.44	1,280	—	1.15	—	2.65	2.11	—	3.62
2015	117	10.72	—	12.01	1349	—	1.15	—	2.65	(2.75)	—	(1.30)
2014	130	11.03	—	12.17	1,528	—	1.15	—	2.65	2.42	—	3.94
2013	136	10.77	—	11.71	1,550	—	1.15	—	2.65	9.53	—	11.16
2012	169	9.83	—	10.53	1,741	0.61	1.15	—	2.65	7.43	—	9.02

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Schroders Global Tactical
2016	85	$11.76	—	13.31	$1,096	—%	1.15	—	2.60%	4.11	—	5.60%
2015	89	11.30	—	12.60	1,097	—	1.15	—	2.60	(8.31)	—	(1.67)
2014	44	12.32	—	12.82	561	—	1.15	—	1.75	3.62	—	4.23
2013	43	11.89	—	12.30	520	—	1.15	—	1.75	14.97	—	16.72
2012	38	10.37	—	10.54	402	0.63	1.15	—	1.50	14.39	—	14.58

Advanced Series Trust - AST Small-Cap Growth
2016	<1	18.06	—	18.06	<1	—	1.50	—	1.50	10.42	—	10.42
2015	<1	16.36	—	16.36	1	—	1.50	—	1.50	(0.71)	—	(0.71)
2014	<1	16.47	—	16.47	1	—	1.50	—	1.50	0.03	—	2.28
2013	<1	16.11	—	16.47	4	—	1.15	—	1.50	33.17	—	33.63
2012	<1	12.09	—	12.32	3	—	1.15	—	1.50	10.51	—	10.90

Advanced Series Trust - AST Small-Cap Growth Opportunities
2016	1	14.58	—	15.49	20	—	1.00	—	1.65	5.95	—	6.63
2015	2	13.76	—	14.53	24	—	1.00	—	1.65	(0.31)	—	0.33
2014	2	13.81	—	14.48	26	—	1.00	—	1.65	3.23	—	3.90
2013	2	13.37	—	13.94	25	—	1.00	—	1.65	38.52	—	39.42
2012	2	9.65	—	10.00	20	—	1.00	—	1.65	18.12	—	19.67

Advanced Series Trust - AST Small-Cap Value
2016	2	18.23	—	19.10	36	—	1.15	—	1.65	27.11	—	27.73
2015	2	14.34	—	14.95	29	—	1.15	—	1.65	(5.40)	—	(3.42)
2014	2	14.85	—	15.81	31	—	1.15	—	1.65	0.94	—	4.07
2013	2	14.71	—	15.19	30	—	1.15	—	1.65	35.84	—	37.72
2012	2	10.89	—	11.18	23	0.59	1.15	—	1.65	16.81	—	18.03

Advanced Series Trust - AST Templeton Global Bond
2016	4	11.18	—	11.71	41	—	1.15	—	1.65	2.66	—	3.17
2015	4	10.89	—	11.35	46	—	1.15	—	1.65	(6.17)	—	(5.70)
2014	4	11.61	—	12.04	53	—	1.15	—	1.65	(1.08)	—	(0.59)
2013	5	11.73	—	12.11	56	—	1.15	—	1.65	(5.32)	—	(4.85)
2012	5	12.39	—	12.73	62	1.86	1.15	—	1.65	3.51	—	4.03

Advanced Series Trust - AST T. Rowe Price Asset Allocation
2016	291	12.74	—	14.57	4,049	—	1.15	—	2.60	4.82	—	6.32
2015	359	12.15	—	13.71	4,711	—	1.15	—	2.60	(2.50)	—	(1.10)
2014	445	12.47	—	13.86	5,969	—	1.15	—	2.60	3.19	—	4.67
2013	513	12.08	—	13.24	6,585	—	1.15	—	2.60	13.87	—	15.50
2012	507	10.61	—	11.46	5,669	1.31	1.15	—	2.60	10.61	—	12.20

Advanced Series Trust - AST T. Rowe Price Large-Cap Growth
2016	1	18.90	—	19.53	20	—	1.15	—	1.50	1.18	—	1.53
2015	1	18.68	—	19.23	20	—	1.15	—	1.50	7.96	—	8.34
2014	1	17.30	—	17.75	19	—	1.15	—	1.50	6.74	—	7.11
2013	1	16.21	—	16.57	17	—	1.15	—	1.50	41.89	—	42.39
2012	3	11.42	—	11.64	33	—	1.15	—	1.50	15.84	—	16.24

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST T. Rowe Price Natural Resources
2016	5	$8.48	—	8.88	$44	—%	1.15	—	1.65%	22.59	—	23.20%
2015	9	6.92	—	7.21	65	—	1.15	—	1.65	(20.57)	—	(20.17)
2014	11	8.71	—	9.03	101	—	1.15	—	1.65	(9.85)	—	(9.40)
2013	13	9.66	—	9.97	126	—	1.15	—	1.65	13.51	—	14.07
2012	14	8.51	—	8.74	117	0.46	1.15	—	1.65	1.93	—	2.44

Advanced Series Trust - AST Value Equity
2016	1	10.86	—	11.38	16	—	1.15	—	1.65	4.41	—	4.92
2015	2	10.40	—	10.85	16	—	1.15	—	1.65	(7.59)	—	(7.13)
2014	2	11.26	—	11.68	25	—	1.15	—	1.65	(0.09)	—	0.40
2013	2	11.27	—	11.63	25	—	1.15	—	1.65	32.44	—	33.10
2012	3	8.51	—	8.74	22	1.04	1.15	—	1.65	11.56	—	12.11

Advanced Series Trust - AST WEDGE Capital Mid-Cap Value
2016	2	16.03	—	17.35	39	—	1.15	—	2.00	11.76	—	12.70
2015	3	14.35	—	15.40	42	—	1.15	—	2.00	(8.44)	—	(7.67)
2014	3	15.67	—	16.68	46	—	1.15	—	2.00	12.71	—	13.66
2013	3	13.90	—	14.67	41	—	1.15	—	2.00	29.82	—	30.91
2012	3	10.71	—	11.21	31	0.62	1.15	—	2.00	16.08	—	17.06

Advanced Series Trust - AST Wellington Management Hedged Equity
2016	20	10.85	—	11.10	215	—	1.50	—	1.75	4.69	—	4.95
2015	22	10.36	—	10.58	228	—	1.50	—	1.75	(3.06)	—	(2.10)
2014	20	10.69	—	10.81	211	—	1.50	—	1.65	3.79	—	3.94
2013	15	10.30	—	10.40	160	—	1.50	—	1.65	18.54	—	18.72
2012	14	8.69	—	8.76	119	0.29	1.50	—	1.65	9.20	—	9.36

Advanced Series Trust - AST Western Asset Core Plus Bond (fund launched on August 20, 2012)
2016	1	13.39	—	13.39	12	—	1.00	—	1.00	4.11	—	4.11
2015	1	12.86	—	12.86	12	—	1.00	—	1.00	0.23	—	0.23
2014	1	12.83	—	12.83	13	—	1.00	—	1.00	6.13	—	6.13
2013	1	12.09	—	12.09	13	—	1.00	—	1.00	(2.47)	—	(2.47)
2012	1	12.39	—	12.39	13	—	1.00	—	1.00	6.78	—	6.78

Alliance Bernstein Variable Product Series Fund - AB VPS Growth
2016	923	13.36	—	20.83	13,602	—	0.70	—	2.59	(1.75)	—	0.15
2015	1,079	13.34	—	21.20	16,122	—	0.70	—	2.59	6.00	—	8.06
2014	1,324	12.35	—	20.00	18,443	—	0.70	—	2.59	10.04	—	12.18
2013	1,689	11.01	—	18.17	22,404	0.03	0.70	—	2.59	30.26	—	32.79
2012	2,044	8.29	—	13.95	21,048	—	0.70	—	2.59	10.63	—	12.79

Alliance Bernstein Variable Product Series Fund - AB VPS Growth & Income
2016	2,154	20.55	—	25.57	42,440	0.77	0.70	—	2.59	8.20	—	10.30
2015	2,554	18.99	—	23.19	46,289	1.16	0.70	—	2.59	(1.20)	—	0.72
2014	2,985	19.22	—	23.02	54,295	1.07	0.70	—	2.59	6.46	—	8.53
2013	3,790	18.05	—	21.21	64,269	1.16	0.70	—	2.59	31.11	—	33.65
2012	4,652	13.77	—	15.87	59,852	1.36	0.70	—	2.59	14.20	—	16.42

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein Variable Product Series Fund - AB VPS International Value
2016	784	$8.86	—	10.34	$7,726	1.03%	1.29	—	2.59%	(3.36)	—	(2.07)%
2015	859	9.16	—	10.56	8,689	2.17	1.29	—	2.59	(0.25)	—	1.08
2014	1,037	9.19	—	10.44	10,427	3.23	1.29	—	2.59	(8.88)	—	(7.67)
2013	1,176	10.08	—	11.31	12,866	5.62	1.29	—	2.59	19.55	—	21.15
2012	1,567	8.43	—	9.34	14,231	1.35	1.29	—	2.59	11.23	—	12.72

Alliance Bernstein Variable Product Series Fund - AB VPS Large Cap Growth
2016	1,099	13.88	—	20.52	13,723	—	0.70	—	2.59	(0.29)	—	1.64
2015	1,229	13.66	—	20.58	15,251	—	0.70	—	2.59	7.98	—	10.08
2014	1,431	11.97	—	19.06	16,401	—	0.94	—	2.59	10.89	—	12.77
2013	1,886	10.61	—	17.19	20,320	—	0.94	—	2.59	31.57	—	33.45
2012	2,204	8.07	—	12.88	17,489	0.03	0.70	—	2.59	13.67	—	15.89

Alliance Bernstein Variable Product Series Fund - AB VPS Small/Mid Cap Value
2016	305	31.37	—	37.60	10,817	0.34	1.29	—	2.59	21.57	—	23.19
2015	354	25.81	—	30.53	10,247	0.53	1.29	—	2.59	(8.14)	—	(6.91)
2014	434	28.09	—	32.79	13,578	0.41	1.29	—	2.59	6.12	—	7.54
2013	647	26.47	—	30.49	18,939	0.42	1.29	—	2.59	34.07	—	35.86
2012	834	19.74	—	22.44	18,040	0.29	1.29	—	2.59	15.39	—	16.94

Alliance Bernstein Variable Product Series Fund - AB VPS Value
2016	48	12.80	—	14.94	682	1.33	1.29	—	2.59	8.42	—	9.86
2015	55	11.81	—	13.60	717	1.84	1.29	—	2.59	(9.57)	—	(8.37)
2014	67	13.06	—	14.84	945	1.55	1.29	—	2.59	7.90	—	9.34
2013	84	12.10	—	13.57	1,089	1.89	1.29	—	2.59	32.96	—	34.73
2012	139	9.10	—	10.08	1,352	1.78	1.29	—	2.59	12.54	—	14.05

American Century Variable Portfolios, Inc. - American Century VP Balanced
2016	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2015	—	21.30	—	21.30	—	2.74	1.45	—	1.45	(3.98)	—	(3.98)
2014	1	22.18	—	22.18	12	1.56	1.45	—	1.45	8.27	—	8.27
2013	1	20.48	—	20.48	12	1.63	1.45	—	1.45	15.74	—	15.74
2012	1	17.70	—	17.70	11	2.14	1.45	—	1.45	10.19	—	10.19

American Century Variable Portfolios, Inc. - American Century VP International
2016	<1	16.33	—	16.33	5	1.03	1.45	—	1.45	(6.86)	—	(6.86)
2015	<1	17.53	—	17.53	6	0.38	1.45	—	1.45	(0.69)	—	(0.69)
2014	<1	17.65	—	17.65	6	1.68	1.45	—	1.45	(6.87)	—	(6.87)
2013	<1	18.95	—	18.95	6	1.65	1.45	—	1.45	20.65	—	20.65
2012	<1	15.71	—	15.71	5	0.83	1.45	—	1.45	19.41	—	19.41

Deutsche Variable Series I - Deutsche Bond VIP A
2016	12	16.26	—	16.56	197	5.05	0.70	—	0.80	5.08	—	5.19
2015	12	15.47	—	15.74	181	3.64	0.70	—	0.80	(1.09)	—	(0.99)
2014	19	15.64	—	15.90	299	3.99	0.70	—	0.80	5.78	—	5.89
2013	20	14.79	—	15.01	299	3.38	0.70	—	0.80	(3.81)	—	(3.71)
2012	23	15.37	—	15.59	365	4.45	0.70	—	0.80	6.91	—	7.02

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Deutsche Variable Series I - Deutsche Capital Growth VIP A
2016	56	$22.29	—	22.70	$1,273	0.76%	0.70	—	0.80%	3.41	—	3.52%
2015	57	21.55	—	21.93	1,252	0.66	0.70	—	0.80	7.75	—	7.86
2014	54	20.00	—	20.33	1,086	0.62	0.70	—	0.80	12.07	—	12.18
2013	61	17.85	—	18.12	1,106	1.19	0.70	—	0.80	33.57	—	33.70
2012	69	13.36	—	13.55	928	0.88	0.70	—	0.80	15.12	—	15.24

Deutsche Variable Series I - Deutsche Core Equity VIP A
2016	27	20.53	—	20.91	553	1.34	0.70	—	0.80	9.60	—	9.71
2015	30	18.73	—	19.06	563	0.88	0.70	—	0.80	4.41	—	4.51
2014	34	17.94	—	18.23	617	1.06	0.70	—	0.80	10.93	—	11.04
2013	37	16.17	—	16.42	611	1.25	0.70	—	0.80	36.23	—	36.37
2012	32	11.87	—	12.04	382	1.23	0.70	—	0.80	14.89	—	15.00

Deutsche Variable Series I - Deutsche CROCI® International VIP A
2016	15	10.92	—	11.12	166	10.47	0.70	—	0.80	(0.07)	—	0.03
2015	18	10.93	—	11.12	194	4.24	0.70	—	0.80	(6.24)	—	(6.14)
2014	18	11.65	—	11.84	217	1.96	0.70	—	0.80	(12.47)	—	(12.38)
2013	22	13.31	—	13.52	290	4.65	0.70	—	0.80	19.27	—	19.39
2012	29	11.16	—	11.32	324	2.13	0.70	—	0.80	19.68	—	19.80

Deutsche Variable Series I - Deutsche Global Small Cap VIP A
2016	24	33.82	—	34.44	809	0.39	0.70	—	0.80	0.76	—	0.86
2015	27	33.56	—	34.15	910	1.04	0.70	—	0.80	0.35	—	0.45
2014	31	33.45	—	33.99	1,063	0.84	0.70	—	0.80	(4.90)	—	(4.80)
2013	33	35.17	—	35.71	1,176	0.63	0.70	—	0.80	34.85	—	34.99
2012	38	26.08	—	26.45	1,001	0.67	0.70	—	0.80	14.45	—	14.56

Deutsche Variable Series II - Deutsche Global Income Builder VIP A II
2016	66	15.94	—	16.12	1,064	4.02	0.70	—	0.80	5.96	—	6.07
2015	70	15.04	—	15.20	1,055	3.27	0.70	—	0.80	(2.23)	—	(2.13)
2014	78	15.38	—	15.53	1,204	3.18	0.70	—	0.80	3.00	—	3.10
2013	87	14.93	—	15.07	1,310	2.13	0.70	—	0.80	15.69	—	15.81
2012	97	12.91	—	13.01	1,263	1.55	0.70	—	0.80	12.07	—	12.19

Deutsche Variable Series II - Deutsche Government Money Market VIP A II
2016	18	10.06	—	10.16	183	0.06	0.70	—	0.80	(0.74)	—	(0.64)
2015	17	10.13	—	10.22	177	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2014	16	10.21	—	10.30	163	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2013	16	10.29	—	10.37	169	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2012	17	10.37	—	10.44	173	0.01	0.70	—	0.80	(0.79)	—	(0.69)

Deutsche Variable Series II - Deutsche Small Mid Cap Growth VIP A II
2016	21	19.56	—	19.79	417	—	0.70	—	0.80	8.20	—	8.31
2015	20	18.07	—	18.27	361	—	0.70	—	0.80	(1.69)	—	(1.59)
2014	22	18.38	—	18.56	403	—	0.70	—	0.80	4.85	—	4.96
2013	22	17.53	—	17.69	384	0.12	0.70	—	0.80	41.64	—	41.78
2012	23	12.38	—	12.47	282	—	0.70	—	0.80	13.43	—	13.55

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Dreyfus Socially Responsible Growth Fund, Inc. - Dreyfus Socially Responsible Growth Fund
2016	1	$16.84	—	17.53	$23	1.23%	1.15	—	1.37%	8.88	—	9.11%
2015	1	15.47	—	16.06	21	1.04	1.15	—	1.37	(4.51)	—	(4.30)
2014	1	16.20	—	16.79	22	1.03	1.15	—	1.37	11.91	—	12.16
2013	1	14.48	—	14.97	20	1.25	1.15	—	1.37	32.52	—	32.81
2012	1	10.59	—	11.27	15	0.82	1.15	—	1.59	10.20	—	10.69

Dreyfus Stock Index Fund - Dreyfus Stock Index Fund
2016	10	18.10	—	21.69	214	1.81	1.15	—	1.60	9.92	—	10.43
2015	30	13.83	—	19.64	567	1.81	1.15	—	1.65	(0.55)	—	(0.05)
2014	32	15.99	—	19.65	604	1.74	1.15	—	1.85	11.33	—	12.13
2013	33	14.36	—	17.52	555	1.84	1.15	—	1.85	29.59	—	30.52
2012	35	11.08	—	13.43	451	2.07	1.15	—	1.85	13.59	—	14.41

Dreyfus Variable Investment Fund - VIF Government Money Market
2016	32	9.08	—	11.24	328	0.01	1.15	—	1.85	(1.83)	—	(1.13)
2015	37	9.25	—	11.37	379	—	1.15	—	1.85	(1.85)	—	(1.14)
2014	33	9.43	—	11.50	341	<0.01	1.15	—	1.85	(1.85)	—	(1.14)
2013	40	9.60	—	11.63	425	—	1.15	—	1.85	(1.85)	—	(1.14)
2012	47	9.78	—	11.76	506	—	1.15	—	1.85	(1.85)	—	(1.15)

Dreyfus Variable Investment Fund - VIF Growth & Income
2016	2	15.54	—	21.29	44	1.01	1.15	—	1.65	8.24	—	8.78
2015	4	14.63	—	19.57	72	0.81	1.15	—	1.85	(0.30)	—	0.42
2014	5	16.79	—	19.49	92	0.77	1.15	—	2.00	7.87	—	8.82
2013	5	14.36	—	17.91	90	0.90	1.15	—	2.00	34.05	—	35.22
2012	6	11.61	—	13.25	75	1.37	1.15	—	2.00	15.71	—	16.72

Federated Insurance Series - Federated Government Money Fund II
2016	312	9.08	—	10.86	3,537	—	1.15	—	1.85	(1.84)	—	(1.14)
2015	354	9.25	—	10.99	4,068	—	1.15	—	1.85	(1.85)	—	(1.14)
2014	416	9.43	—	11.11	4,847	—	1.15	—	1.85	(1.85)	—	(1.14)
2013	481	9.60	—	11.24	5,678	—	1.15	—	1.85	(1.85)	—	(1.14)
2012	589	9.79	—	11.37	7,077	—	1.15	—	1.85	(1.86)	—	(1.15)

Fidelity Variable Insurance Products Fund - VIP Contrafund
2016	151	21.32	—	33.08	3,971	0.79	1.15	—	1.65	6.24	—	6.77
2015	160	20.07	—	30.98	3,937	1.00	1.15	—	1.65	(0.98)	—	(0.48)
2014	181	20.26	—	31.13	4,509	0.86	1.15	—	1.65	10.11	—	10.66
2013	238	21.07	—	28.13	5,318	1.05	1.15	—	1.65	29.14	—	29.79
2012	263	14.25	—	21.67	4,535	1.29	1.15	—	1.65	0.03	—	15.08

Fidelity Variable Insurance Products Fund - VIP Equity-Income
2016	28	19.08	—	23.42	616	2.14	1.15	—	1.65	16.09	—	16.67
2015	33	16.43	—	20.07	623	3.00	1.15	—	1.65	(5.54)	—	(5.06)
2014	39	17.39	—	21.15	773	2.74	1.15	—	1.65	6.94	—	7.48
2013	44	16.27	—	19.67	813	2.40	1.15	—	1.65	26.05	—	26.68
2012	54	12.90	—	15.53	784	2.81	1.15	—	1.65	15.38	—	15.96

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund - VIP Government Money Market (fund launched on April 29, 2016)
2016	2,034	$9.88	—	9.97	$20,183	0.32%	0.70	—	2.05%	(1.21)	—	(0.32)%

Fidelity Variable Insurance Products Fund - VIP Growth
2016	182	11.57	—	20.05	2,872	0.04	1.15	—	1.65	(0.84)	—	(0.35)
2015	201	11.67	—	20.12	3,196	0.25	1.15	—	1.65	5.42	—	5.95
2014	231	11.07	—	18.99	3,462	0.18	1.15	—	1.65	9.48	—	10.03
2013	261	13.10	—	17.26	3,578	0.28	1.15	—	1.65	34.11	—	34.78
2012	281	9.77	—	12.81	2,865	0.60	1.15	—	1.65	12.81	—	13.37

Fidelity Variable Insurance Products Fund - VIP High Income
2016	25	16.49	—	18.40	420	4.88	1.15	—	1.65	12.74	—	13.30
2015	32	14.63	—	16.24	472	6.70	1.15	—	1.65	(5.20)	—	(4.73)
2014	33	15.43	—	17.04	520	5.07	1.15	—	1.65	(0.50)	—	—
2013	43	15.51	—	17.04	674	5.29	1.15	—	1.65	4.21	—	4.74
2012	54	14.88	—	16.27	809	5.02	1.15	—	1.65	12.35	—	12.92

Fidelity Variable Insurance Products Fund - VIP Index 500
2016	181	15.56	—	17.45	3,173	1.35	1.15	—	1.65	10.03	—	10.58
2015	214	14.14	—	15.78	3,406	1.91	1.15	—	1.65	(0.32)	—	0.18
2014	246	14.18	—	15.75	3,923	1.48	1.15	—	1.65	11.71	—	12.27
2013	309	14.03	—	14.31	4,399	1.85	1.15	—	1.65	30.08	—	30.73
2012	350	10.73	—	11.00	3,821	2.01	1.15	—	1.65	14.01	—	14.59

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond
2016	44	19.00	—	19.67	870	2.21	1.25	—	1.45	3.24	—	3.44
2015	53	18.40	—	19.01	1,015	2.43	1.25	—	1.45	(2.03)	—	(1.83)
2014	63	18.78	—	19.37	1,215	2.20	1.25	—	1.45	4.30	—	4.51
2013	64	18.01	—	18.53	1,186	2.26	1.25	—	1.45	(3.19)	—	(3.00)
2012	71	18.60	—	19.10	1,354	2.18	1.25	—	1.45	4.58	—	6.99

Fidelity Variable Insurance Products Fund - VIP Overseas
2016	52	10.68	—	11.17	646	1.57	1.15	—	1.65	(6.61)	—	(6.15)
2015	45	11.44	—	11.90	591	1.26	1.15	—	1.65	1.93	—	2.44
2014	55	11.22	—	11.61	721	1.10	1.15	—	1.65	(9.58)	—	(9.13)
2013	80	12.78	—	14.78	1,155	1.30	1.15	—	1.65	28.30	—	28.95
2012	84	9.67	—	9.91	946	1.90	1.15	—	1.65	18.76	—	19.36

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Asset Manager Growth (Service Class 2)
2016	—	14.87	—	14.87	—	—	1.60	—	1.60	0.55	—	0.55
2015	2	14.78	—	14.78	33	1.45	1.60	—	1.60	(1.78)	—	(1.78)
2014	1	15.05	—	15.05	13	0.81	1.60	—	1.60	3.86	—	3.86
2013	1	14.49	—	14.49	13	0.24	1.60	—	1.60	20.14	—	20.14
2012	5	12.06	—	12.43	56	1.17	1.35	—	1.60	13.27	—	13.56

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Contrafund (Service Class 2)
2016	1,618	$17.19	—	18.75	$29,795	0.57%	1.29	—	2.59%	4.95	—	6.34%
2015	1,914	16.16	—	17.87	33,278	0.74	1.29	—	2.59	(2.19)	—	(0.88)
2014	2,424	16.30	—	18.27	43,004	0.66	1.29	—	2.59	8.76	—	10.21
2013	3,152	14.79	—	16.80	50,943	0.76	1.29	—	2.59	27.56	—	29.26
2012	4,188	11.44	—	13.17	52,723	1.06	1.29	—	2.59	13.13	—	14.64

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Equity-Income (Service Class 2)
2016	27	17.05	—	18.46	487	1.97	1.35	—	1.85	15.54	—	16.12
2015	33	14.75	—	15.89	507	2.84	1.35	—	1.85	(6.01)	—	(5.53)
2014	37	16.83	—	17.51	617	2.58	1.35	—	2.00	6.31	—	7.02
2013	41	15.72	—	16.47	640	2.11	1.35	—	2.00	25.27	—	26.10
2012	54	12.47	—	13.15	662	2.79	1.35	—	2.00	14.71	—	15.47

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2010 Portfolio (Service Class 2)
2016	306	12.96	—	14.30	4,237	1.29	1.29	—	2.19	2.93	—	3.88
2015	306	12.17	—	13.76	4,060	1.59	1.29	—	2.54	(3.06)	—	(1.81)
2014	317	12.55	—	14.02	4,308	1.18	1.29	—	2.54	1.56	—	2.87
2013	438	12.36	—	13.63	5,815	1.20	1.29	—	2.54	10.32	—	11.74
2012	659	11.20	—	12.19	7,849	1.60	1.29	—	2.54	8.74	—	10.14

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2020 Portfolio (Service Class 2)
2016	220	12.79	—	14.26	3,014	1.27	1.29	—	2.29	3.39	—	4.44
2015	268	12.37	—	13.66	3,539	1.57	1.29	—	2.29	(2.74)	—	(1.74)
2014	290	12.72	—	13.90	3,912	1.22	1.29	—	2.29	2.20	—	3.25
2013	397	12.45	—	13.46	5,203	1.42	1.29	—	2.29	12.99	—	14.14
2012	499	11.02	—	11.79	5,753	1.70	1.29	—	2.29	10.48	—	11.61

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2030 Portfolio (Service Class 2)
2016	107	13.61	—	14.53	1,501	1.18	1.29	—	1.89	4.37	—	5.01
2015	114	13.04	—	13.84	1,528	1.25	1.29	—	1.89	(2.41)	—	(1.81)
2014	158	13.37	—	14.09	2,173	1.21	1.29	—	1.89	2.76	—	3.39
2013	197	13.01	—	13.63	2,623	1.45	1.29	—	1.89	19.11	—	19.84
2012	219	10.92	—	11.37	2,448	1.98	1.29	—	1.89	13.00	—	13.69

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom Income Portfolio (Service Class 2)
2016	63	11.55	—	12.88	780	0.85	1.29	—	2.29	1.79	—	2.83
2015	123	11.46	—	12.52	1,498	1.19	1.29	—	2.19	(2.75)	—	(1.85)
2014	120	11.78	—	12.76	1,487	1.13	1.29	—	2.19	1.27	—	2.20
2013	152	11.64	—	12.48	1,856	1.09	1.29	—	2.19	2.90	—	3.85
2012	207	11.31	—	12.02	2,445	1.06	1.29	—	2.19	4.53	—	4.88

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
2016	3,027	8.47	—	9.17	28,836	0.02	1.25	—	2.59	(2.57)	—	(1.23)
2015	751	8.69	—	9.28	7,087	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2014	880	8.92	—	9.40	8,471	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2013	961	9.16	—	9.52	9,439	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2012	1,363	9.40	—	9.64	13,578	0.01	1.25	—	2.59	(2.59)	—	(1.24)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth (Service Class 2)
2016	7	$13.75	—	14.89	$105	—%	1.35	—	1.85%	(1.31)	—	(0.80)%
2015	10	13.93	—	15.01	145	0.03	1.35	—	1.85	4.93	—	5.46
2014	11	13.28	—	14.23	158	—	1.35	—	1.85	8.96	—	9.51
2013	11	12.19	—	13.00	145	0.05	1.35	—	1.85	33.49	—	34.17
2012	12	9.13	—	9.69	117	0.35	1.35	—	1.85	12.28	—	12.85

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth & Income (Service Class 2)
2016	258	17.50	—	20.43	5,000	1.47	1.29	—	2.59	12.82	—	14.32
2015	294	15.51	—	17.87	5,018	1.78	1.29	—	2.59	(5.06)	—	(3.80)
2014	356	16.34	—	18.58	6,354	1.02	1.29	—	2.59	7.37	—	8.81
2013	761	15.22	—	17.07	12,624	1.61	1.29	—	2.59	29.80	—	31.53
2012	906	11.72	—	12.98	11,479	2.01	1.29	—	2.59	15.18	—	16.72

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth Opportunities (Service Class 2) (fund launched on April 24, 2015)
2016	72	16.71	—	18.94	1,323	0.05	1.29	—	2.44	(2.37)	—	(1.22)
2015	76	17.12	—	19.18	1,414	0.01	1.29	—	2.44	(3.00)	—	(2.21)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP High Income (Service Class 2)
2016	140	15.27	—	17.50	2,368	4.67	1.29	—	2.44	11.39	—	12.70
2015	187	13.70	—	15.53	2,836	5.80	1.29	—	2.44	(6.21)	—	(5.11)
2014	238	14.61	—	16.37	3,846	5.00	1.29	—	2.44	(1.56)	—	(0.40)
2013	307	14.84	—	16.43	4,993	5.35	1.29	—	2.44	3.12	—	4.33
2012	365	14.39	—	15.75	5,701	5.34	1.29	—	2.44	11.18	—	12.50

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Index 500 (Service Class 2)
2016	710	15.97	—	18.10	12,335	1.59	1.29	—	2.44	8.87	—	10.15
2015	482	14.67	—	16.43	7,647	1.81	1.29	—	2.44	(1.38)	—	(0.22)
2014	499	14.87	—	16.47	7,965	1.31	1.29	—	2.44	10.52	—	11.83
2013	644	13.46	—	14.73	9,263	1.82	1.29	—	2.44	28.69	—	30.21
2012	598	10.46	—	11.31	6,649	1.86	1.29	—	2.44	12.80	—	14.14

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Investment Grade Bond (Service Class 2)
2016	<1	15.31	—	15.31	1	1.68	1.50	—	1.50	2.91	—	2.91
2015	<1	14.87	—	14.87	1	1.99	1.50	—	1.50	(2.34)	—	(2.34)
2014	<1	15.23	—	15.23	1	1.71	1.50	—	1.50	4.03	—	4.03
2013	<1	14.64	—	14.64	2	2.40	1.50	—	1.50	(3.54)	—	(3.54)
2012	<1	15.18	—	15.18	2	2.19	1.50	—	1.50	4.02	—	4.02

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Mid Cap (Service Class 2)
2016	500	15.55	—	17.63	9,594	0.30	1.29	—	2.44	(18.79)	—	10.48
2015	550	14.24	—	15.95	9,630	0.24	1.29	—	2.44	(4.03)	—	(2.90)
2014	672	16.43	—	19.95	12,151	0.02	1.29	—	2.44	3.44	—	4.66
2013	869	15.70	—	19.29	15,307	0.26	1.29	—	2.44	34.12	—	34.13
2012	1,098	11.70	—	14.38	14,508	0.37	1.29	—	2.59	11.59	—	13.08

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Overseas (Service Class 2)
2016	<1	$12.85	—	17.37	$7	0.51%	1.35	—	1.80%	(6.97)	—	(6.54)%
2015	2	12.76	—	13.75	28	1.07	1.35	—	1.85	1.39	—	1.90
2014	2	12.59	—	13.49	34	1.07	1.35	—	1.85	(9.99)	—	(9.53)
2013	3	13.98	—	14.91	41	1.10	1.35	—	1.85	27.76	—	28.41
2012	3	10.95	—	11.61	33	1.65	1.35	—	1.85	18.15	—	18.75

Franklin Templeton Variable Insurance Products Trust - Franklin Flex Cap Growth VIP
2016	75	16.10	—	17.91	1,275	—	1.29	—	2.19	(5.01)	—	(4.14)
2015	85	16.58	—	18.69	1,517	—	1.29	—	2.39	1.87	—	3.02
2014	107	16.27	—	18.14	1,855	—	1.29	—	2.39	3.57	—	4.74
2013	140	15.71	—	17.32	2,339	—	1.29	—	2.39	35.71	—	36.33
2012	211	11.53	—	12.76	2,621	—	1.29	—	2.59	6.43	—	7.85

Franklin Templeton Variable Insurance Products Trust - Franklin Growth and Income VIP
2016	833	21.08	—	25.23	20,050	2.56	1.29	—	2.54	8.80	—	10.19
2015	993	18.98	—	22.90	21,787	3.32	1.29	—	2.69	(3.57)	—	(2.19)
2014	1,199	19.69	—	23.41	27,038	2.44	1.29	—	2.69	6.20	—	7.73
2013	1,486	18.54	—	21.73	31,193	2.61	1.29	—	2.69	26.12	—	27.93
2012	1,922	14.70	—	16.99	31,623	2.92	1.29	—	2.69	9.21	—	10.78

Franklin Templeton Variable Insurance Products Trust - Franklin High Income VIP
2016	415	15.43	—	18.29	7,228	6.93	1.28	—	2.59	13.93	—	15.47
2015	478	13.54	—	15.84	7,242	6.99	1.28	—	2.59	(11.48)	—	(10.28)
2014	535	15.30	—	17.65	9,073	6.11	1.28	—	2.59	(2.61)	—	(1.30)
2013	595	15.71	—	17.89	10,280	7.20	1.28	—	2.59	5.04	—	6.46
2012	692	14.95	—	16.80	11,252	7.10	1.28	—	2.59	12.56	—	14.09

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP
2016	4,475	15.91	—	18.86	80,938	4.92	1.28	—	2.59	11.08	—	12.58
2015	5,254	14.32	—	16.75	84,741	4.66	1.28	—	2.59	(9.46)	—	(8.24)
2014	6,536	15.82	—	18.25	115,409	5.20	1.28	—	2.59	1.91	—	3.29
2013	7,996	15.52	—	17.67	137,214	6.35	1.28	—	2.59	10.99	—	12.49
2012	9,738	13.98	—	15.71	149,063	6.56	1.28	—	2.59	9.73	—	11.22

Franklin Templeton Variable Insurance Products Trust - Franklin Large Cap Growth VIP
2016	1,235	14.45	—	16.89	20,021	—	1.29	—	2.54	(4.28)	—	(3.06)
2015	1,390	15.10	—	17.43	23,336	0.28	1.29	—	2.54	2.94	—	4.26
2014	1,756	14.67	—	16.71	28,433	1.12	1.29	—	2.54	9.60	—	11.01
2013	2,324	13.38	—	15.06	34,052	1.07	1.29	—	2.54	25.37	—	26.98
2012	3,073	10.67	—	11.86	35,616	0.84	1.29	—	2.54	9.51	—	10.92

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP
2016	564	15.00	—	17.18	9,939	1.74	1.29	—	2.54	9.33	—	10.73
2015	805	13.72	—	15.52	12,657	2.76	1.29	—	2.54	(6.10)	—	(4.89)
2014	934	14.61	—	16.31	15,527	2.07	1.29	—	2.54	3.02	—	4.34
2013	1,099	14.12	—	15.64	17,621	2.10	1.29	—	2.59	23.89	—	25.97
2012	1,257	11.40	—	12.41	16,188	2.51	1.29	—	2.54	10.47	—	11.89

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP
2016	2,220	$20.31	—	31.96	$48,025	1.89%	1.15	—	2.69%	12.95	—	14.73%
2015	2,586	17.98	—	27.85	49,294	3.02	1.15	—	2.69	(7.49)	—	(6.02)
2014	3,196	19.43	—	29.64	65,115	1.96	1.15	—	2.69	4.24	—	5.90
2013	3,925	18.64	—	27.99	75,874	2.03	1.15	—	2.69	24.81	—	26.79
2012	5,070	14.94	—	22.07	77,900	2.02	1.15	—	2.69	11.16	—	12.93

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP
2016	610	23.52	—	32.46	21,251	0.80	1.28	—	2.69	26.70	—	28.54
2015	751	18.30	—	25.62	20,589	0.64	1.28	—	2.69	(9.88)	—	(8.56)
2014	879	20.01	—	28.43	26,531	0.62	1.28	—	2.69	(2.14)	—	(0.71)
2013	1,109	20.16	—	29.05	33,819	1.33	1.28	—	2.69	32.58	—	34.51
2012	1,414	14.99	—	21.91	32,367	0.79	1.28	—	2.69	15.20	—	16.88

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP
2016	22	26.83	—	34.22	648	—	1.15	—	2.34	1.74	—	2.98
2015	33	26.37	—	33.23	880	—	1.15	—	2.34	(4.94)	—	(3.77)
2014	39	27.74	—	34.53	1,067	—	1.15	—	2.34	4.96	—	6.24
2013	45	26.43	—	32.50	1,155	—	1.15	—	2.34	34.92	—	36.58
2012	78	19.59	—	23.80	1,559	—	1.15	—	2.34	8.25	—	9.58

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP
2016	923	10.71	—	12.83	11,396	2.49	1.29	—	2.69	(2.04)	—	(0.63)
2015	1,008	10.93	—	12.91	12,578	2.54	1.29	—	2.69	(2.23)	—	(0.82)
2014	1,230	11.18	—	13.02	15,521	2.61	1.29	—	2.69	0.60	—	2.05
2013	1,541	11.11	—	12.76	19,112	2.81	1.29	—	2.69	(4.87)	—	(3.50)
2012	2,156	11.68	—	13.22	27,760	2.75	1.29	—	2.69	(0.86)	—	0.57

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP
2016	259	19.60	—	24.78	7,229	0.86	1.15	—	2.49	14.53	—	16.10
2015	324	16.89	—	21.63	7,835	2.05	1.15	—	2.49	(21.61)	—	(20.52)
2014	352	21.25	—	27.60	10,815	1.49	1.15	—	2.49	(10.67)	—	(9.44)
2013	429	23.46	—	30.89	14,605	1.95	1.15	—	2.49	(3.39)	—	(2.20)
2012	528	31.98	—	36.19	18,473	1.38	1.29	—	2.49	10.34	—	11.70

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP
2016	2,477	15.35	—	17.73	44,078	1.88	1.15	—	2.69	4.30	—	5.95
2015	2,875	14.49	—	17.00	48,853	3.33	1.15	—	2.69	(9.01)	—	(7.56)
2014	3,435	15.67	—	18.68	63,482	1.87	1.15	—	2.69	(13.52)	—	(12.15)
2013	4,142	17.84	—	21.60	86,941	2.39	1.15	—	2.69	19.66	—	21.56
2012	5,152	14.68	—	18.05	89,891	2.99	1.15	—	2.69	15.05	—	16.88

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP
2016	36	22.30	—	33.56	1,011	—	1.15	—	2.24	0.64	—	1.76
2015	45	22.16	—	32.98	1,220	7.86	1.15	—	2.24	(6.45)	—	(5.40)
2014	50	23.68	—	34.86	1,426	5.58	1.15	—	2.24	(0.45)	—	0.67
2013	59	23.79	—	34.63	1,667	4.56	1.15	—	2.24	(0.65)	—	0.47
2012	70	23.95	—	34.47	1,971	6.11	1.15	—	2.24	12.48	—	13.75

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Templeton Growth VIP
2016	30	$14.79	—	22.56	$637	1.83%	1.15	—	1.85%	7.60	—	8.37%
2015	40	13.75	—	20.82	791	2.61	1.15	—	1.85	(8.22)	—	(7.56)
2014	45	14.98	—	22.52	956	1.42	1.15	—	1.85	(4.61)	—	(3.93)
2013	50	15.70	—	23.44	1,111	2.63	1.15	—	1.85	28.40	—	29.33
2012	56	12.23	—	18.13	949	2.20	1.15	—	1.85	18.82	—	19.68

Goldman Sachs Variable Insurance Trust - VIT Large Cap Value
2016	146	14.92	—	17.42	2,417	2.04	1.29	—	2.59	8.70	—	10.15
2015	173	13.73	—	15.81	2,612	1.36	1.29	—	2.59	(6.89)	—	(5.65)
2014	204	14.74	—	16.76	3,282	1.28	1.29	—	2.59	10.01	—	11.48
2013	264	13.40	—	15.04	3,836	1.14	1.29	—	2.59	29.78	—	31.51
2012	367	10.33	—	11.43	4,086	1.37	1.29	—	2.59	16.04	—	17.59

Goldman Sachs Variable Insurance Trust - VIT Mid Cap Value
2016	109	19.01	—	21.41	2,256	1.27	1.29	—	2.29	10.94	—	12.07
2015	126	16.95	—	19.11	2,333	0.39	1.29	—	2.39	(11.41)	—	(10.41)
2014	142	19.14	—	21.33	2,947	0.89	1.29	—	2.39	10.86	—	12.11
2013	192	17.26	—	19.03	3,553	0.76	1.29	—	2.39	31.18	—	31.78
2012	271	13.10	—	14.50	3,850	1.09	1.29	—	2.59	15.39	—	16.94

Goldman Sachs Variable Insurance Trust - VIT Small Cap Equity Insights
2016	231	17.23	—	33.82	4,450	1.08	1.15	—	2.59	20.02	—	21.80
2015	278	14.36	—	27.77	4,420	0.27	1.15	—	2.59	(4.66)	—	(3.25)
2014	354	15.06	—	28.70	5,940	0.64	1.15	—	2.59	4.16	—	5.71
2013	549	14.46	—	27.15	8,757	0.93	1.15	—	2.59	32.11	—	34.07
2012	707	10.94	—	20.25	8,438	1.12	1.15	—	2.59	9.90	—	11.54

Goldman Sachs Variable Insurance Trust - VIT Strategic Growth
2016	<1	12.78	—	19.32	7	0.28	1.37	—	1.65	0.32	—	0.60
2015	1	12.74	—	19.94	24	0.36	1.15	—	1.65	1.70	—	2.21
2014	1	12.52	—	19.51	24	0.38	1.15	—	1.65	11.78	—	12.34
2013	1	11.20	—	17.36	21	0.41	1.15	—	1.65	30.25	—	30.91
2012	1	8.60	—	13.26	16	0.68	1.15	—	1.65	17.92	—	18.51

Goldman Sachs Variable Insurance Trust - VIT U.S. Equity Insights
2016	202	16.90	—	19.72	3,803	1.24	1.29	—	2.59	7.87	—	9.31
2015	235	15.66	—	18.04	4,062	1.32	1.29	—	2.59	(2.78)	—	(1.48)
2014	279	16.11	—	18.32	4,935	1.28	1.29	—	2.59	13.35	—	14.86
2013	375	14.21	—	15.95	5,793	1.04	1.29	—	2.59	33.96	—	35.75
2012	541	10.61	—	11.75	6,183	1.73	1.29	—	2.59	11.49	—	12.98

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services - Invesco V.I. American Franchise
2016	4,454	$11.55	—	17.04	$69,719	—%	0.70	—	2.30%	(0.05)	—	1.56%
2015	5,004	11.37	—	17.05	77,713	—	0.70	—	2.30	2.62	—	4.27
2014	5,740	10.90	—	16.61	86,128	0.04	0.70	—	2.30	5.97	—	7.68
2013	6,845	10.12	—	15.68	93,981	0.42	0.70	—	2.30	36.95	—	39.16
2012	7,873	7.28	—	11.45	78,332	—	0.70	—	2.30	11.14	—	12.94

Invesco Investment Services - Invesco V.I. American Value
2016	1,422	21.64	—	31.26	33,851	0.34	0.70	—	2.69	12.40	—	14.69
2015	1,643	19.25	—	27.26	34,489	0.31	0.70	—	2.69	(11.57)	—	(9.76)
2014	1,921	21.77	—	30.21	45,106	0.44	0.70	—	2.69	6.80	—	8.99
2013	2,294	20.38	—	27.72	49,879	0.65	0.70	—	2.69	30.66	—	33.33
2012	2,761	15.60	—	20.79	45,487	0.70	0.70	—	2.69	14.14	—	16.49

Invesco Investment Services - Invesco V.I. Comstock
2016	1,038	19.83	—	24.85	23,184	1.45	0.70	—	2.30	14.64	—	16.48
2015	1,224	17.30	—	21.33	23,660	1.93	0.70	—	2.30	(8.12)	—	(6.64)
2014	1,429	18.82	—	22.85	29,816	1.31	0.70	—	2.30	6.90	—	8.62
2013	1,699	17.61	—	21.03	32,923	1.63	0.70	—	2.30	32.88	—	35.03
2012	2,038	13.25	—	15.58	29,458	1.69	0.70	—	2.30	16.52	—	18.40

Invesco Investment Services - Invesco V.I. Core Equity
2016	3,186	15.15	—	17.78	65,415	0.74	0.70	—	2.20	7.87	—	9.50
2015	3,613	14.04	—	16.23	68,288	1.11	0.70	—	2.20	(7.82)	—	(6.43)
2014	4,153	15.23	—	17.35	84,651	0.83	0.70	—	2.20	5.79	—	7.39
2013	4,780	14.40	—	16.15	90,978	1.39	0.70	—	2.20	26.44	—	28.35
2012	5,459	11.39	—	12.59	81,396	0.97	0.70	—	2.20	11.40	—	13.09

Invesco Investment Services - Invesco V.I. Core Plus Bond
2016	424	13.73	—	14.91	6,381	4.14	1.10	—	1.85	4.69	—	5.49
2015	459	13.11	—	14.13	6,559	4.49	1.10	—	1.85	(2.21)	—	(1.46)
2014	555	13.41	—	14.34	8,064	4.98	1.10	—	1.85	6.03	—	6.85
2013	624	12.64	—	13.42	8,506	4.53	1.10	—	1.85	(1.80)	—	(1.04)
2012	731	12.88	—	13.57	10,091	4.66	1.10	—	1.85	8.66	—	9.50

Invesco Investment Services - Invesco V.I. Diversified Dividend
2016	2,662	17.95	—	23.64	136,356	1.26	0.70	—	2.05	12.49	—	14.01
2015	2,963	15.96	—	20.73	134,666	1.67	0.70	—	2.05	—	—	1.35
2014	3,399	15.96	—	20.45	152,078	1.66	0.70	—	2.05	10.54	—	12.04
2013	3,919	14.44	—	18.26	157,003	2.28	0.70	—	2.05	28.38	—	30.12
2012	4,565	11.25	—	14.03	141,411	2.02	0.70	—	2.05	16.31	—	17.90

Invesco Investment Services - Invesco V.I. Equity and Income
2016	1,180	21.12	—	25.76	23,419	1.83	0.83	—	1.98	12.87	—	14.18
2015	1,281	18.71	—	22.56	22,516	2.58	0.83	—	1.98	(4.21)	—	(3.10)
2014	1,488	19.54	—	23.28	27,029	1.73	0.83	—	1.98	6.90	—	8.13
2013	1,670	18.28	—	21.92	28,119	1.59	0.70	—	1.98	23.77	—	24.31
2012	1,888	14.77	—	17.64	25,806	1.87	0.70	—	2.05	10.29	—	11.79

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services - Invesco V.I. Global Core Equity
2016	1,146	$13.02	—	16.68	$25,767	1.00%	0.70	—	2.05%	4.65	—	6.07%
2015	1,303	12.44	—	15.72	27,860	1.35	0.70	—	2.05	(3.42)	—	(2.11)
2014	1,498	12.88	—	16.06	32,900	1.96	0.70	—	2.05	(1.35)	—	(0.01)
2013	1,754	13.06	—	16.06	38,615	1.91	0.70	—	2.05	20.02	—	21.65
2012	2,028	10.88	—	13.20	36,934	2.45	0.70	—	2.05	11.44	—	12.95

Invesco Investment Services - Invesco V.I. Government Money Market
2016	351	9.50	—	11.31	3,851	0.09	1.10	—	1.70	(1.59)	—	(1.00)
2015	447	9.66	—	11.42	4,944	0.01	1.10	—	1.70	(1.67)	—	(1.08)
2014	517	9.82	—	11.55	5,842	0.01	1.10	—	1.70	(1.67)	—	(1.08)
2013	718	9.99	—	11.67	8,195	0.03	1.10	—	1.70	(1.65)	—	(1.06)
2012	904	10.16	—	11.80	10,400	0.03	1.10	—	1.70	(1.66)	—	(1.07)

Invesco Investment Services - Invesco V.I. Government Securities
2016	433	14.84	—	16.94	7,013	1.99	1.10	—	1.70	(0.47)	—	0.12
2015	473	14.91	—	16.92	7,655	2.16	1.10	—	1.70	(1.35)	—	(0.75)
2014	526	15.11	—	17.04	8,619	3.01	1.10	—	1.70	2.38	—	3.00
2013	625	14.76	—	16.55	9,973	3.43	1.10	—	1.70	(4.26)	—	(3.69)
2012	745	15.42	—	17.18	12,302	3.05	1.10	—	1.70	0.74	—	1.35

Invesco Investment Services - Invesco V.I. High Yield
2016	659	10.44	—	12.12	12,014	4.07	0.70	—	1.98	9.04	—	10.44
2015	728	9.45	—	11.12	12,197	5.34	0.70	—	1.98	(5.06)	—	(3.84)
2014	835	9.83	—	11.71	14,530	4.45	0.70	—	1.98	(0.27)	—	1.02
2013	993	9.73	—	11.74	17,193	7.49	0.70	—	1.98	5.03	—	5.84
2012	429	15.63	—	18.06	6,535	4.87	1.10	—	1.85	15.00	—	15.89

Invesco Investment Services - Invesco V.I. International Growth
2016	791	13.08	—	18.45	15,292	1.35	1.10	—	1.70	(2.13)	—	(1.54)
2015	886	13.36	—	18.74	17,492	1.47	1.10	—	1.70	(3.99)	—	(3.41)
2014	1,006	13.92	—	19.40	20,589	1.58	1.10	—	1.70	(1.36)	—	(0.77)
2013	1,126	14.11	—	19.55	23,317	1.19	1.10	—	1.70	17.01	—	17.71
2012	1,246	12.06	—	16.61	22,031	1.43	1.10	—	1.70	13.58	—	14.27

Invesco Investment Services - Invesco V.I. Managed Volatility
2016	200	25.37	—	27.38	5,269	1.76	1.10	—	1.70	8.76	—	9.41
2015	235	23.33	—	25.02	5,670	1.40	1.10	—	1.70	(3.80)	—	(3.22)
2014	261	24.25	—	25.86	6,546	2.93	1.10	—	1.70	18.54	—	19.25
2013	276	20.46	—	21.68	5,821	2.95	1.10	—	1.70	8.89	—	9.55
2012	311	18.79	—	19.79	6,002	3.19	1.10	—	1.70	1.86	—	2.47

Invesco Investment Services - Invesco V.I. Mid Cap Core Equity
2016	395	17.54	—	26.31	8,877	0.07	1.10	—	2.20	10.97	—	12.20
2015	454	15.80	—	23.45	9,166	0.35	1.10	—	2.20	(6.12)	—	(5.08)
2014	510	16.83	—	24.70	10,887	0.04	1.10	—	2.20	2.16	—	3.29
2013	585	16.48	—	23.92	12,044	0.71	1.10	—	2.20	26.01	—	27.41
2012	659	13.08	—	18.77	10,748	0.06	1.10	—	2.20	8.53	—	9.74

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services - Invesco V.I. Mid Cap Growth (fund launched on April 27, 2012)
2016	259	$17.21	—	25.81	$5,925	—%	1.10	—	1.70%	(0.94)	—	(0.34)%
2015	321	17.37	—	25.89	7,481	—	1.10	—	1.70	(0.50)	—	0.10
2014	348	17.46	—	25.87	8,107	—	1.10	—	1.70	6.22	—	6.86
2013	391	16.44	—	24.21	8,533	0.42	1.10	—	1.70	34.71	—	35.52
2012	429	12.20	—	17.86	6,892	—	1.10	—	1.70	(2.85)	—	(2.45)

Invesco Investment Services - Invesco V.I. S&P 500 Index
2016	1,608	15.93	—	18.79	31,798	1.69	0.70	—	2.05	9.20	—	10.68
2015	1,803	14.59	—	16.98	32,471	1.75	0.70	—	2.05	(1.02)	—	0.32
2014	1,882	14.74	—	16.93	34,156	1.83	0.70	—	2.05	11.02	—	12.53
2013	2,066	13.28	—	15.04	33,532	2.03	0.70	—	2.05	29.23	—	30.99
2012	2,391	10.27	—	11.48	29,851	2.07	0.70	—	2.05	13.31	—	14.85

Invesco Investment Services - Invesco V.I. Technology
2016	126	18.11	—	19.54	2,366	—	1.10	—	1.70	(2.42)	—	(1.84)
2015	141	18.56	—	19.90	2,715	—	1.10	—	1.70	5.01	—	5.65
2014	163	17.67	—	18.84	2,965	—	1.10	—	1.70	9.18	—	9.84
2013	177	16.18	—	17.15	2,947	—	1.10	—	1.70	23.04	—	23.78
2012	177	13.15	—	13.86	2,387	—	1.10	—	1.70	9.40	—	10.06

Invesco Investment Services - Invesco V.I. Value Opportunities
2016	362	16.11	—	17.65	6,095	0.37	1.10	—	1.70	16.35	—	17.04
2015	408	13.84	—	15.08	5,891	2.66	1.10	—	1.70	(11.92)	—	(11.39)
2014	465	15.72	—	17.02	7,599	1.40	1.10	—	1.70	4.82	—	5.45
2013	508	14.99	—	16.14	7,894	1.49	1.10	—	1.70	31.50	—	32.29
2012	559	11.40	—	12.20	6,590	1.50	1.10	—	1.70	15.72	—	16.41

Invesco Investment Services (Series II) - Invesco V.I. American Franchise II
2016	1,092	19.96	—	23.73	18,505	—	1.29	—	2.49	(0.52)	—	0.70
2015	1,216	20.07	—	23.56	20,591	—	1.29	—	2.49	2.14	—	3.40
2014	1,426	19.65	—	22.79	23,511	—	1.29	—	2.49	5.48	—	6.77
2013	1,890	18.63	—	21.34	30,229	0.24	1.29	—	2.49	36.42	—	37.99
2012	2,303	13.65	—	15.47	27,027	—	1.29	—	2.59	10.45	—	11.93

Invesco Investment Services (Series II) - Invesco V.I. American Value II
2016	697	25.43	—	28.40	20,560	0.11	1.29	—	2.59	12.24	—	13.74
2015	824	22.36	—	25.30	21,458	0.01	1.29	—	2.59	(11.71)	—	(10.53)
2014	983	24.99	—	28.66	28,615	0.19	1.29	—	2.59	6.64	—	8.07
2013	1,253	23.12	—	26.87	33,767	0.54	1.29	—	2.59	30.47	—	32.21
2012	1,633	17.49	—	20.60	33,463	0.62	1.29	—	2.59	14.04	—	15.56

Invesco Investment Services (Series II) - Invesco V.I. Comstock II
2016	3,479	20.70	—	22.06	77,191	1.22	1.29	—	2.59	13.97	—	15.48
2015	4,022	17.92	—	19.35	77,847	1.63	1.29	—	2.59	(8.62)	—	(7.40)
2014	4,761	19.36	—	21.18	100,267	1.05	1.29	—	2.59	6.27	—	7.69
2013	6,033	17.97	—	19.93	118,371	1.40	1.29	—	2.59	32.14	—	33.90
2012	7,653	13.42	—	15.08	112,848	1.47	1.29	—	2.59	15.84	—	17.39

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services (Series II) - Invesco V.I. Core Equity II
2016	85	$14.33	—	16.24	$1,389	0.49%	1.29	—	2.44%	7.34	—	8.60%
2015	100	13.35	—	14.96	1,491	0.89	1.29	—	2.44	(8.30)	—	(7.22)
2014	115	14.37	—	16.12	1,855	0.66	1.29	—	2.59	5.05	—	6.46
2013	135	13.68	—	15.14	2,066	1.21	1.29	—	2.59	25.60	—	27.27
2012	159	10.89	—	11.90	1,912	0.81	1.29	—	2.59	10.66	—	12.14

Invesco Investment Services (Series II) - Invesco V.I. Core Plus Bond II
2016	9	12.58	—	14.18	114	3.43	1.30	—	2.10	4.15	—	4.98
2015	11	12.08	—	13.50	145	4.42	1.30	—	2.10	(2.70)	—	(1.92)
2014	11	12.42	—	13.77	149	4.40	1.30	—	2.10	5.61	—	6.46
2013	14	11.76	—	12.93	170	4.23	1.30	—	2.10	(2.33)	—	(1.54)
2012	22	12.04	—	13.14	275	4.69	1.30	—	2.10	8.08	—	8.95

Invesco Investment Services (Series II) - Invesco V.I. Diversified Dividend II
2016	1,601	19.98	—	23.95	30,950	1.11	1.29	—	2.59	11.58	—	13.06
2015	1,769	18.26	—	21.18	30,459	1.49	1.29	—	2.44	(0.67)	—	0.50
2014	2,000	18.06	—	21.08	34,456	1.37	1.29	—	2.59	9.62	—	11.08
2013	2,563	16.47	—	18.98	40,502	2.05	1.29	—	2.59	27.38	—	29.08
2012	3,062	12.93	—	14.70	37,838	1.76	1.29	—	2.59	15.30	—	16.84

Invesco Investment Services (Series II) - Invesco V.I. Equity and Income II
2016	1,259	20.41	—	21.01	26,673	1.57	1.29	—	2.59	11.87	—	13.36
2015	1,438	18.25	—	18.54	26,960	2.26	1.29	—	2.59	(5.11)	—	(3.84)
2014	1,734	19.23	—	19.28	33,898	1.50	1.29	—	2.59	5.95	—	7.36
2013	2,101	17.96	—	18.15	38,431	1.47	1.29	—	2.59	21.65	—	23.28
2012	2,674	14.57	—	14.92	40,003	1.71	1.29	—	2.59	9.47	—	10.93

Invesco Investment Services (Series II) - Invesco V.I. Global Core Equity II
2016	867	14.32	—	17.17	12,004	0.71	1.29	—	2.59	3.75	—	5.13
2015	973	13.81	—	16.33	12,881	1.03	1.29	—	2.59	(4.20)	—	(2.92)
2014	1,130	14.41	—	16.82	15,474	1.51	1.29	—	2.59	(2.12)	—	(0.81)
2013	1,460	14.72	—	16.96	20,689	1.64	1.29	—	2.59	19.09	—	20.68
2012	1,724	12.36	—	14.05	20,367	2.31	1.29	—	2.59	10.47	—	11.95

Invesco Investment Services (Series II) - Invesco V.I. Government Money Market II
2016	57	8.28	—	9.48	525	0.03	1.30	—	2.20	(2.14)	—	(1.26)
2015	63	8.23	—	9.60	587	0.01	1.30	—	2.40	(2.36)	—	(1.28)
2014	73	8.42	—	9.73	691	0.01	1.30	—	2.40	(2.36)	—	(1.28)
2013	78	8.63	—	9.85	742	0.04	1.30	—	2.40	(2.34)	—	(1.26)
2012	77	8.83	—	9.98	745	0.03	1.30	—	2.40	(2.35)	—	(1.27)

Invesco Investment Services (Series II) - Invesco V.I. Government Securities II
2016	18	12.04	—	13.58	234	1.66	1.30	—	2.10	(1.09)	—	(0.30)
2015	22	12.17	—	13.62	282	1.95	1.30	—	2.10	(2.02)	—	(1.23)
2014	22	12.42	—	13.79	291	2.82	1.30	—	2.10	1.72	—	2.54
2013	24	12.21	—	13.45	303	2.74	1.30	—	2.10	(4.87)	—	(4.11)
2012	34	12.84	—	14.02	460	2.68	1.30	—	2.10	0.09	—	0.90

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services (Series II) - Invesco V.I. Growth and Income II
2016	1,505	$24.75	—	30.28	$41,533	0.83%	1.29	—	2.69%	16.23	—	17.89%
2015	1,773	21.29	—	25.68	41,752	2.55	1.29	—	2.69	(5.91)	—	(4.56)
2014	2,077	22.63	—	26.91	51,532	1.42	1.29	—	2.69	7.01	—	8.55
2013	2,628	21.15	—	22.92	60,296	1.23	1.29	—	2.69	30.17	—	32.04
2012	3,506	16.25	—	17.36	61,202	1.27	1.29	—	2.69	11.26	—	12.87

Invesco Investment Services (Series II) - Invesco V.I. High Yield II
2016	582	17.14	—	20.54	7,163	3.88	1.29	—	2.59	7.97	—	9.40
2015	638	15.87	—	18.78	7,330	5.04	1.29	—	2.59	(5.87)	—	(4.62)
2014	755	16.86	—	19.69	9,228	4.40	1.29	—	2.59	(1.05)	—	0.28
2013	861	17.04	—	19.63	10,574	9.62	1.29	—	2.59	4.65	—	5.38
2012	20	18.51	—	19.99	389	4.82	1.30	—	2.00	14.64	—	15.45

Invesco Investment Services (Series II) - Invesco V.I. International Growth II
2016	188	9.07	—	10.28	1,969	1.15	1.29	—	2.44	(3.11)	—	(1.97)
2015	201	9.36	—	10.48	2,155	1.30	1.29	—	2.44	(4.99)	—	(3.87)
2014	210	9.85	—	10.90	2,354	1.01	1.29	—	2.44	(2.35)	—	(1.20)
2013	384	10.09	—	11.04	4,390	1.04	1.29	—	2.44	17.02	—	17.19
2012	442	8.62	—	9.42	4,373	1.27	1.29	—	2.59	12.26	—	13.76

Invesco Investment Services (Series II) - Invesco V.I. Managed Volatility II
2016	5	24.12	—	25.86	117	1.43	1.30	—	1.85	8.29	—	8.89
2015	6	22.27	—	23.75	141	1.16	1.30	—	1.85	(4.16)	—	(3.63)
2014	7	23.24	—	24.65	159	2.51	1.30	—	1.85	18.02	—	18.67
2013	8	19.69	—	20.77	169	2.50	1.30	—	1.85	8.49	—	9.09
2012	11	18.15	—	19.04	197	2.34	1.30	—	1.85	1.45	—	2.01

Invesco Investment Services (Series II) - Invesco V.I. Mid Cap Core Equity II
2016	67	16.41	—	19.04	1,248	—	1.29	—	2.44	10.41	—	11.71
2015	75	14.87	—	17.04	1,261	0.11	1.29	—	2.44	(6.62)	—	(5.52)
2014	99	15.92	—	18.04	1,751	—	1.29	—	2.44	1.63	—	2.83
2013	119	15.66	—	17.54	2,089	0.50	1.29	—	2.44	25.33	—	26.81
2012	165	12.50	—	13.84	2,270	—	1.29	—	2.44	7.91	—	9.19

Invesco Investment Services (Series II) - Invesco V.I. Mid Cap Growth II
2016	339	17.82	—	22.22	7,128	—	0.83	—	2.54	(1.98)	—	(0.26)
2015	377	18.18	—	22.28	8,020	—	0.83	—	2.54	(1.52)	—	0.21
2014	432	18.46	—	22.23	9,307	—	0.83	—	2.54	4.96	—	6.80
2013	517	20.82	—	22.59	10,586	0.22	0.83	—	2.59	33.07	—	35.47
2012	615	15.37	—	16.98	9,438	—	0.83	—	2.59	8.73	—	9.60

Invesco Investment Services (Series II) - Invesco V.I. S&P 500 Index II
2016	2,659	21.05	—	25.24	47,058	1.41	1.29	—	2.59	8.33	—	9.77
2015	2,967	19.44	—	22.99	48,667	1.48	1.29	—	2.59	(1.83)	—	(0.52)
2014	3,329	19.80	—	23.11	55,401	1.53	1.29	—	2.59	10.03	—	11.50
2013	4,142	17.99	—	20.73	62,217	1.73	1.29	—	2.59	28.15	—	29.86
2012	5,012	14.04	—	15.96	59,512	1.79	1.29	—	2.59	12.52	—	14.02

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Investment Services (Series II) - Invesco V.I. Technology II
2016	<1	$17.18	—	18.43	$7	—%	1.30	—	1.85%	(2.82)	—	(2.28)%
2015	1	17.68	—	18.86	10	—	1.30	—	1.85	4.61	—	5.18
2014	1	16.90	—	17.93	12	—	1.30	—	1.85	8.79	—	9.39
2013	1	15.54	—	16.39	17	—	1.30	—	1.85	22.50	—	23.17
2012	2	12.68	—	13.31	31	—	1.30	—	1.85	9.00	—	9.60

Invesco Investment Services (Series II) - Invesco V.I. Value Opportunities II
2016	225	16.05	—	18.84	3,817	0.07	1.29	—	2.44	15.05	—	16.40
2015	259	13.95	—	16.18	3,793	2.23	1.29	—	2.44	(12.84)	—	(11.81)
2014	291	16.01	—	18.35	4,878	1.11	1.29	—	2.44	3.79	—	5.01
2013	369	15.42	—	17.48	5,903	1.17	1.29	—	2.44	30.02	—	31.55
2012	475	11.86	—	13.28	5,849	1.18	1.29	—	2.44	14.78	—	16.13

Janus Aspen Series - Forty Portfolio
2016	<1	26.54	—	26.54	11	—	1.50	—	1.50	0.67	—	0.67
2015	<1	26.37	—	26.37	11	—	1.50	—	1.50	10.54	—	10.54
2014	<1	23.85	—	23.85	11	0.15	1.50	—	1.50	7.10	—	7.10
2013	<1	22.27	—	22.27	10	0.70	1.50	—	1.50	29.26	—	29.26
2012	<1	17.23	—	17.23	8	0.76	1.50	—	1.50	22.29	—	22.29

Lazard Retirement Series, Inc. - Emerging Markets Equity
2016	<1	44.98	—	44.98	<1	0.54	1.50	—	1.50	18.97	—	18.97
2015	<1	37.81	—	37.81	<1	0.91	1.50	—	1.50	(21.26)	—	(21.26)
2014	<1	48.02	—	48.02	<1	1.45	1.50	—	1.50	(6.07)	—	(6.07)
2013	<1	51.12	—	51.12	1	1.48	1.50	—	1.50	(2.72)	—	(2.72)
2012	<1	52.55	—	52.55	1	1.68	1.50	—	1.50	20.22	—	20.22

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio I
2016	<1	20.79	—	20.79	<1	0.79	1.50	—	1.50	11.31	—	11.31
2015	<1	18.68	—	18.68	1	1.07	1.50	—	1.50	(4.32)	—	(4.32)
2014	<1	19.52	—	19.52	2	1.94	1.50	—	1.50	10.03	—	10.03
2013	<1	17.74	—	17.74	2	1.71	1.50	—	1.50	30.38	—	30.38
2012	<1	13.61	—	13.61	1	2.33	1.50	—	1.50	14.75	—	14.75

Lord Abbett Series Fund - Bond-Debenture
2016	721	16.36	—	19.01	13,198	4.22	1.29	—	2.49	9.35	—	10.69
2015	874	14.97	—	17.17	14,538	3.58	1.29	—	2.49	(3.98)	—	(2.80)
2014	1,126	15.59	—	17.67	19,340	4.27	1.29	—	2.49	1.75	—	3.00
2013	1,422	15.17	—	17.15	23,794	4.50	1.29	—	2.59	5.37	—	6.78
2012	1,772	14.40	—	16.06	27,857	5.30	1.29	—	2.59	9.61	—	11.08

Lord Abbett Series Fund - Fundamental Equity
2016	167	19.45	—	22.45	3,597	1.09	1.29	—	2.44	12.93	—	14.26
2015	201	17.23	—	19.65	3,807	1.04	1.29	—	2.44	(5.80)	—	(4.69)
2014	266	18.29	—	20.62	5,294	0.40	1.29	—	2.44	4.53	—	5.76
2013	348	17.49	—	19.50	6,590	0.22	1.29	—	2.44	34.01	—	34.14
2012	479	13.04	—	14.55	6,793	0.49	1.29	—	2.59	7.71	—	9.15

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lord Abbett Series Fund - Growth and Income
2016	582	$15.74	—	18.17	$10,146	1.40%	1.29	—	2.44%	14.26	—	15.61%
2015	677	13.78	—	15.72	10,263	1.10	1.29	—	2.44	(5.23)	—	(4.12)
2014	847	14.54	—	16.39	13,443	0.62	1.29	—	2.44	5.03	—	6.26
2013	1,101	13.84	—	15.43	16,517	0.53	1.29	—	2.44	34.15	—	34.28
2012	1,467	10.31	—	11.50	16,481	0.93	1.29	—	2.59	9.18	—	10.64

Lord Abbett Series Fund - Growth Opportunities
2016	258	19.41	—	22.40	5,567	—	1.29	—	2.44	(1.23)	—	(0.07)
2015	298	19.65	—	22.42	6,465	—	1.29	—	2.44	0.22	—	1.40
2014	389	19.61	—	22.11	8,334	—	1.29	—	2.44	3.48	—	4.70
2013	489	18.95	—	21.12	10,040	—	1.29	—	2.44	33.74	—	35.31
2012	645	14.17	—	15.61	9,823	—	1.29	—	2.44	11.31	—	12.63

Lord Abbett Series Fund - Mid-Cap Stock
2016	617	17.27	—	20.06	11,828	0.48	1.29	—	2.49	13.50	—	14.90
2015	721	15.22	—	17.46	12,089	0.54	1.29	—	2.49	(6.18)	—	(5.03)
2014	874	16.22	—	18.39	15,550	0.40	1.29	—	2.49	8.75	—	10.09
2013	1,112	14.92	—	16.70	18,049	0.38	1.29	—	2.49	28.16	—	28.64
2012	1,516	11.64	—	12.98	19,205	0.62	1.29	—	2.59	11.57	—	13.06

MFS Variable Insurance Trust - MFS Growth
2016	36	10.97	—	24.40	667	0.04	1.15	—	1.65	0.77	—	1.27
2015	41	10.88	—	24.10	749	0.16	1.15	—	1.65	5.80	—	6.33
2014	46	10.29	—	22.66	789	0.10	1.15	—	1.65	7.16	—	7.70
2013	50	9.60	—	21.04	785	0.23	1.15	—	1.65	34.61	—	35.29
2012	53	7.13	—	15.55	622	—	1.15	—	1.65	15.46	—	16.04

MFS Variable Insurance Trust - MFS High Yield (fund launched on August 16, 2013)
2016	12	19.48	—	20.17	235	6.83	1.25	—	1.45	12.19	—	12.41
2015	13	17.36	—	17.94	236	3.99	1.25	—	1.45	(5.60)	—	(5.41)
2014	36	18.39	—	18.97	674	3.51	1.25	—	1.45	1.33	—	1.53
2013	17	18.15	—	18.68	319	2.49	1.25	—	1.45	3.45	—	3.53

MFS Variable Insurance Trust - MFS Investors Trust
2016	42	15.69	—	19.87	726	0.83	1.15	—	1.65	6.82	—	7.35
2015	51	14.69	—	18.51	829	0.79	1.15	—	1.65	(1.42)	—	(0.93)
2014	70	14.90	—	18.68	1,155	0.91	1.15	—	1.65	9.19	—	9.74
2013	77	13.65	—	17.02	1,158	1.11	1.15	—	1.65	29.89	—	30.54
2012	83	10.51	—	13.04	960	0.91	1.15	—	1.65	17.23	—	17.82

MFS Variable Insurance Trust - MFS New Discovery
2016	38	17.09	—	36.66	1,041	—	1.15	—	1.65	7.27	—	7.81
2015	44	15.93	—	34.00	1,120	—	1.15	—	1.65	(3.49)	—	(3.01)
2014	52	16.51	—	35.06	1,366	—	1.15	—	1.65	(8.78)	—	(8.32)
2013	62	18.09	—	38.24	1,798	—	1.15	—	1.65	39.21	—	39.90
2012	76	13.00	—	27.33	1,576	—	1.15	—	1.65	19.24	—	19.84

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust - MFS Research
2016	26	$13.80	—	18.84	$430	0.84%	1.15	—	1.65%	6.96	—	7.50%
2015	33	12.90	—	17.53	504	0.80	1.15	—	1.65	(0.85)	—	(0.35)
2014	40	13.01	—	17.59	610	0.85	1.15	—	1.65	8.40	—	8.94
2013	48	12.00	—	16.15	677	0.32	1.15	—	1.65	30.12	—	30.77
2012	51	9.22	—	12.35	548	0.80	1.15	—	1.65	15.35	—	15.93

MFS Variable Insurance Trust - MFS Total Return Bond
2016	42	18.83	—	20.19	852	3.40	1.25	—	1.65	2.53	—	2.94
2015	47	18.36	—	19.61	925	4.02	1.25	—	1.65	(1.93)	—	(1.54)
2014	35	18.73	—	19.92	700	2.64	1.25	—	1.65	4.11	—	4.53
2013	46	17.99	—	19.05	861	1.18	1.25	—	1.65	(2.65)	—	(2.26)
2012	48	18.48	—	19.50	929	2.80	1.25	—	1.65	5.59	—	6.01

MFS Variable Insurance Trust - MFS Utilities
2016	8	28.43	—	29.60	229	4.01	1.35	—	1.59	9.72	—	9.98
2015	8	25.91	—	26.92	210	4.28	1.35	—	1.59	(15.87)	—	(15.67)
2014	8	30.80	—	31.92	262	2.20	1.35	—	1.59	10.95	—	11.22
2013	8	27.76	—	28.70	223	2.56	1.35	—	1.59	16.65	—	18.62
2012	10	23.40	—	24.60	240	6.57	1.15	—	1.59	12.38	—	14.12

MFS Variable Insurance Trust (Service Class) - MFS Growth (Service Class)
2016	4	15.75	—	17.06	72	—	1.35	—	1.85	0.29	—	0.80
2015	4	15.71	—	16.92	74	—	1.35	—	1.85	5.32	—	5.85
2014	5	14.91	—	15.99	83	—	1.35	—	1.85	6.67	—	7.22
2013	9	13.98	—	14.91	124	0.12	1.35	—	1.85	33.97	—	34.65
2012	10	10.44	—	11.07	106	—	1.35	—	1.85	14.90	—	15.49

MFS Variable Insurance Trust (Service Class) - MFS Investors Trust (Service Class)
2016	7	16.18	—	17.52	116	0.55	1.35	—	1.85	6.32	—	6.86
2015	7	15.22	—	16.40	115	0.67	1.35	—	1.85	(1.90)	—	(1.40)
2014	8	15.51	—	16.63	132	0.72	1.35	—	1.85	8.66	—	9.22
2013	9	14.28	—	15.23	140	0.97	1.35	—	1.85	29.30	—	29.96
2012	10	11.04	—	11.72	120	0.68	1.35	—	1.85	16.63	—	17.22

MFS Variable Insurance Trust (Service Class) - MFS New Discovery (Service Class)
2016	4	17.12	—	18.54	74	—	1.35	—	1.85	6.79	—	7.33
2015	6	16.03	—	17.27	102	—	1.35	—	1.85	(3.96)	—	(3.47)
2014	6	16.69	—	17.89	111	—	1.35	—	1.85	(9.21)	—	(8.74)
2013	8	18.38	—	19.61	165	—	1.35	—	1.85	38.61	—	39.31
2012	10	13.26	—	14.07	133	—	1.35	—	1.85	18.66	—	19.26

MFS Variable Insurance Trust (Service Class) - MFS Research (Service Class)
2016	2	16.27	—	17.62	33	0.51	1.35	—	1.85	6.49	—	7.03
2015	2	15.28	—	16.46	32	0.41	1.35	—	1.85	(1.33)	—	(0.83)
2014	3	15.49	—	16.60	42	0.42	1.35	—	1.85	7.90	—	8.45
2013	4	14.35	—	15.31	67	0.27	1.35	—	1.85	29.56	—	30.22
2012	5	11.08	—	11.76	63	0.64	1.35	—	1.85	14.74	—	15.32

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust (Service Class) - MFS Utilities (Service Class)
2016	24	$21.78	—	23.58	$684	3.50%	1.35	—	1.85%	9.18	—	9.74%
2015	28	19.95	—	21.49	738	3.57	1.35	—	1.85	(16.34)	—	(15.91)
2014	47	25.56	—	31.58	1,373	1.92	1.35	—	2.00	10.22	—	10.95
2013	56	23.04	—	28.65	1,477	2.13	1.35	—	2.00	17.81	—	18.59
2012	60	19.42	—	24.32	1,355	6.21	1.35	—	2.00	10.94	—	11.68

Morgan Stanley Variable Investment Series - European Equity
2016	699	10.37	—	12.30	21,603	2.87	0.70	—	2.05	(4.52)	—	(3.22)
2015	819	10.86	—	12.71	26,029	5.39	0.70	—	2.05	(7.10)	—	(5.83)
2014	913	11.69	—	13.49	31,020	2.50	0.70	—	2.05	(10.98)	—	(9.77)
2013	1,082	13.14	—	14.96	39,980	2.87	0.70	—	2.05	24.92	—	26.61
2012	1,270	10.52	—	11.81	36,933	2.78	0.70	—	2.05	16.10	—	17.68

Morgan Stanley Variable Investment Series - Income Plus
2016	1,398	18.39	—	25.20	48,941	3.95	0.70	—	2.05	4.92	—	6.34
2015	1,581	17.52	—	23.70	52,438	3.98	0.70	—	2.05	(4.08)	—	(2.78)
2014	1,802	18.27	—	24.38	62,077	4.24	0.70	—	2.05	5.60	—	7.03
2013	2,110	17.30	—	22.77	67,858	4.88	0.70	—	2.05	(1.02)	—	0.32
2012	2,475	17.48	—	22.70	79,591	5.71	0.70	—	2.05	11.77	—	13.30

Morgan Stanley Variable Investment Series - Limited Duration
2016	500	9.84	—	12.33	5,416	1.56	0.70	—	1.85	3.17	—	4.36
2015	590	9.54	—	11.81	6,174	1.34	0.70	—	1.85	(1.99)	—	(0.85)
2014	680	9.73	—	11.92	7,236	1.80	0.70	—	1.85	(0.72)	—	0.42
2013	801	9.80	—	11.87	8,558	2.51	0.70	—	1.85	(1.45)	—	(0.31)
2012	901	9.95	—	11.90	9,739	2.97	0.70	—	1.85	1.44	—	2.62

Morgan Stanley Variable Investment Series - Money Market (fund ceased operations on April 29, 2016)
2016	—	9.05	—	11.65	—	0.01	0.70	—	2.05	(0.66)	—	(0.22)
2015	1,657	9.11	—	11.68	22,255	0.01	0.70	—	2.05	(2.02)	—	(0.69)
2014	1,943	9.30	—	11.76	26,369	0.01	0.70	—	2.05	(2.02)	—	(0.69)
2013	2,266	9.49	—	11.84	31,387	0.01	0.70	—	2.05	(2.02)	—	(0.69)
2012	2,779	9.68	—	11.92	39,127	0.01	0.70	—	2.05	(2.02)	—	(0.69)

Morgan Stanley Variable Investment Series - Multi Cap Growth
2016	2,091	16.95	—	18.88	151,787	—	0.70	—	2.05	(5.36)	—	(4.08)
2015	2,349	17.91	—	19.68	178,349	—	0.70	—	2.05	6.40	—	7.84
2014	2,661	16.84	—	18.25	189,913	—	0.70	—	2.05	3.56	—	4.97
2013	3,100	16.26	—	17.39	211,234	0.41	0.70	—	2.05	47.70	—	49.71
2012	3,471	11.01	—	11.61	155,909	—	0.70	—	2.05	10.09	—	11.59

Morgan Stanley Variable Investment Series (Class Y Shares) - European Equity (Class Y Shares)
2016	534	14.68	—	17.22	5,644	2.50	1.29	—	2.44	(5.12)	—	(4.00)
2015	589	15.47	—	17.94	6,523	4.85	1.29	—	2.44	(7.70)	—	(6.61)
2014	690	16.76	—	19.21	8,227	2.19	1.29	—	2.44	(11.58)	—	(10.54)
2013	852	18.95	—	21.48	11,405	2.69	1.29	—	2.44	24.10	—	25.56
2012	1,041	15.27	—	17.10	11,349	2.49	1.29	—	2.44	15.27	—	16.63

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Investment Series (Class Y Shares) - Income Plus (Class Y Shares)
2016	2,921	$14.30	—	17.14	$51,600	3.59%	1.29	—	2.59%	3.93	—	5.31%
2015	3,326	13.76	—	16.27	55,839	3.72	1.29	—	2.59	(4.76)	—	(3.49)
2014	3,904	14.44	—	16.86	68,046	3.90	1.29	—	2.59	4.62	—	6.01
2013	4,890	13.81	—	15.90	80,729	4.60	1.29	—	2.59	(1.80)	—	(0.49)
2012	5,729	14.06	—	15.98	95,435	5.60	1.29	—	2.59	10.87	—	12.35

Morgan Stanley Variable Investment Series (Class Y Shares) - Limited Duration (Class Y Shares)
2016	2,316	7.90	—	9.46	21,692	1.23	1.29	—	2.59	2.09	—	3.45
2015	2,627	7.73	—	9.15	23,880	1.03	1.29	—	2.59	(2.90)	—	(1.60)
2014	2,974	7.97	—	9.30	27,560	1.50	1.29	—	2.59	(1.77)	—	(0.46)
2013	3,415	8.11	—	9.34	31,940	2.28	1.29	—	2.59	(2.50)	—	(1.20)
2012	3,926	8.32	—	9.45	37,443	2.79	1.29	—	2.59	0.37	—	1.72

Morgan Stanley Variable Investment Series (Class Y Shares) - Money Market (Class Y Shares) (fund ceased operations on April 29, 2016)
2016	—	8.21	—	9.76	—	0.01	1.29	—	2.59	(0.85)	—	(0.42)
2015	2,802	8.28	—	9.80	26,307	0.01	1.29	—	2.59	(2.58)	—	(1.28)
2014	3,152	8.50	—	9.93	30,167	0.01	1.29	—	2.59	(2.58)	—	(1.28)
2013	3,849	8.73	—	10.05	37,519	0.01	1.29	—	2.59	(2.58)	—	(1.28)
2012	4,716	8.96	—	10.18	46,745	0.01	1.29	—	2.59	(2.59)	—	(1.28)

Morgan Stanley Variable Investment Series (Class Y Shares) - Multi Cap Growth (Class Y Shares)
2016	2,151	26.64	—	31.92	41,402	—	1.29	—	2.59	(6.13)	—	(4.89)
2015	2,439	28.38	—	33.56	49,759	—	1.29	—	2.59	5.53	—	6.94
2014	2,784	26.89	—	31.39	53,613	—	1.29	—	2.59	2.71	—	4.08
2013	3,643	26.18	—	30.16	68,914	0.25	1.29	—	2.59	46.48	—	48.43
2012	3,313	17.87	—	20.32	43,808	—	1.29	—	2.59	9.18	—	10.64

Neuberger Berman Advisors Management Trust - AMT Large Cap Value
2016	1	20.64	—	20.64	22	0.78	1.59	—	1.59	25.36	—	25.36
2015	1	16.47	—	16.47	18	0.78	1.59	—	1.59	(13.20)	—	(13.20)
2014	1	18.97	—	18.97	21	0.68	1.59	—	1.59	8.12	—	8.12
2013	1	17.55	—	17.55	24	1.18	1.59	—	1.59	29.07	—	29.07
2012	1	13.59	—	13.59	19	0.43	1.59	—	1.59	14.76	—	14.76

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation
2016	159	12.80	—	16.99	2,503	0.40	1.15	—	1.85	(4.01)	—	(3.32)
2015	186	13.33	—	17.57	3,040	0.09	1.15	—	1.85	1.63	—	2.36
2014	207	13.12	—	17.17	3,322	0.43	1.15	—	1.85	13.27	—	14.09
2013	243	11.58	—	15.05	3,433	0.96	1.15	—	1.85	27.34	—	28.26
2012	292	9.09	—	11.73	3,211	0.68	1.15	—	1.85	12.00	—	12.81

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced
2016	72	$14.38	—	15.08	$1,070	2.44%	1.15	—	1.80%	3.37	—	4.06%
2015	93	13.92	—	14.49	1,321	2.27	1.15	—	1.80	(0.98)	—	(0.32)
2014	104	14.05	—	14.54	1,479	2.05	1.15	—	1.80	6.25	—	6.96
2013	112	13.23	—	13.59	1,499	2.25	1.15	—	1.80	11.13	—	11.88
2012	142	11.90	—	12.15	1,689	1.39	1.15	—	1.80	10.31	—	11.05

Oppenheimer Variable Account Funds - Oppenheimer Core Bond
2016	38	12.31	—	12.74	484	3.63	1.25	—	1.45	1.79	—	1.99
2015	45	12.09	—	12.50	556	3.76	1.25	—	1.45	(0.49)	—	(0.29)
2014	55	12.15	—	12.53	688	5.75	1.25	—	1.45	5.72	—	5.93
2013	80	11.49	—	11.83	937	5.18	1.25	—	1.45	(1.54)	—	(1.34)
2012	91	11.67	—	11.99	1,079	4.87	1.25	—	1.45	8.92	—	11.43

Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth
2016	52	14.64	—	18.68	554	—	1.15	—	1.80	0.50	—	1.17
2015	58	14.07	—	14.47	617	—	1.15	—	1.85	4.63	—	5.39
2014	62	13.45	—	13.73	627	—	1.15	—	1.85	3.83	—	4.57
2013	64	12.95	—	13.13	620	0.01	1.15	—	1.85	33.47	—	34.43
2012	73	9.70	—	9.77	548	—	1.15	—	1.85	14.39	—	15.01

Oppenheimer Variable Account Funds - Oppenheimer Global
2016	73	19.45	—	27.64	1,951	1.04	1.15	—	1.85	(1.76)	—	(1.06)
2015	90	19.80	—	27.93	2,412	1.34	1.15	—	1.85	2.02	—	2.76
2014	97	19.41	—	27.19	2,528	1.15	1.15	—	1.85	0.40	—	1.12
2013	117	19.33	—	26.88	3,044	1.34	1.15	—	1.85	24.95	—	25.85
2012	142	15.47	—	21.36	2,908	2.16	1.15	—	1.85	19.02	—	19.88

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income
2016	102	18.49	—	21.55	1,398	5.01	1.15	—	1.85	4.57	—	5.32
2015	111	17.68	—	20.46	1,462	5.47	1.15	—	1.85	(4.07)	—	(3.38)
2014	130	18.43	—	21.17	1,847	4.18	1.15	—	1.85	0.94	—	1.66
2013	149	18.26	—	20.83	2,135	4.88	1.15	—	1.85	(1.27)	—	0.17
2012	167	18.23	—	21.10	2,493	5.58	1.15	—	2.00	11.26	—	12.23

Oppenheimer Variable Account Funds - Oppenheimer Main Street
2016	74	17.84	—	18.77	1,315	1.14	1.15	—	1.85	9.56	—	10.34
2015	89	16.29	—	17.01	1,449	0.96	1.15	—	1.85	1.42	—	2.15
2014	102	16.06	—	16.66	1,625	0.82	1.15	—	1.85	8.66	—	9.44
2013	113	14.78	—	15.22	1,647	1.13	1.15	—	1.85	29.34	—	30.27
2012	133	11.43	—	11.68	1,493	0.95	1.15	—	1.85	14.70	—	15.53

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap
2016	30	37.49	—	40.19	1,183	0.46	1.25	—	1.65	16.13	—	16.59
2015	30	32.28	—	34.47	1,014	0.89	1.25	—	1.65	(7.44)	—	(7.07)
2014	35	34.88	—	37.10	1,284	0.91	1.25	—	1.65	10.10	—	10.54
2013	45	31.68	—	33.56	1,493	0.95	1.25	—	1.65	38.71	—	39.27
2012	47	22.84	—	24.10	1,123	0.58	1.25	—	1.65	16.05	—	16.52

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Capital Appreciation (SS)
2016	830	$16.91	—	20.56	$16,332	0.11%	1.29	—	2.69%	(5.05)	—	(3.68)%
2015	956	17.81	—	21.34	19,608	—	1.29	—	2.69	0.49	—	1.94
2014	1,215	17.72	—	20.94	24,513	0.18	1.29	—	2.69	12.03	—	13.64
2013	1,613	15.82	—	18.42	28,727	0.74	1.29	—	2.69	25.95	—	27.76
2012	2,085	12.56	—	14.42	29,198	0.41	1.29	—	2.69	10.74	—	12.34

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Conservative Balanced (SS)
2016	443	13.58	—	16.26	6,846	2.19	1.29	—	2.54	2.30	—	3.61
2015	491	13.27	—	15.69	7,353	2.03	1.29	—	2.54	(1.99)	—	(0.73)
2014	610	13.54	—	15.80	9,239	1.89	1.29	—	2.54	5.27	—	6.62
2013	778	12.86	—	14.82	11,122	2.14	1.29	—	2.54	10.55	—	11.38
2012	990	11.64	—	13.31	12,769	1.22	1.29	—	2.59	9.19	—	10.66

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Core Bond (SS)
2016	1,505	8.15	—	9.40	13,725	3.45	1.29	—	2.44	0.54	—	1.73
2015	1,805	8.06	—	9.25	16,235	4.02	1.29	—	2.49	(1.80)	—	(0.60)
2014	2,420	8.20	—	9.30	21,909	5.03	1.29	—	2.49	4.26	—	5.55
2013	2,963	7.87	—	8.81	25,481	4.93	1.29	—	2.49	(2.86)	—	(1.67)
2012	3,398	8.10	—	8.96	29,826	4.92	1.29	—	2.49	7.42	—	8.75

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Discovery Mid Cap Growth (SS)
2016	257	20.06	—	23.85	5,813	—	1.29	—	2.49	(0.46)	—	0.77
2015	291	20.15	—	23.66	6,562	—	1.29	—	2.49	3.70	—	4.98
2014	333	19.44	—	22.54	7,200	—	1.29	—	2.49	2.90	—	4.16
2013	404	18.89	—	21.64	8,408	—	1.29	—	2.49	32.25	—	33.88
2012	524	14.28	—	16.17	8,181	—	1.29	—	2.49	13.27	—	14.66

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global (SS)
2016	268	24.36	—	29.17	7,471	0.72	1.29	—	2.54	(2.69)	—	(1.44)
2015	307	25.03	—	29.59	8,730	1.08	1.29	—	2.54	1.04	—	2.33
2014	391	24.78	—	28.92	10,928	0.91	1.29	—	2.54	(0.54)	—	0.74
2013	505	24.91	—	28.70	14,016	1.14	1.29	—	2.54	23.77	—	25.35
2012	666	20.13	—	22.90	14,798	1.91	1.29	—	2.54	17.87	—	19.39

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global Strategic Income (SS)
2016	2,064	15.75	—	18.86	37,237	4.59	1.29	—	2.54	3.57	—	4.90
2015	2,413	15.21	—	17.98	41,666	5.56	1.29	—	2.54	(4.97)	—	(3.75)
2014	2,933	16.00	—	18.68	52,817	3.92	1.29	—	2.54	(0.11)	—	1.17
2013	3,575	15.75	—	18.46	63,803	4.56	1.29	—	2.69	(3.05)	—	(1.65)
2012	4,257	16.24	—	18.77	77,554	5.37	1.29	—	2.69	10.10	—	11.69

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street (SS)
2016	1,228	21.32	—	26.09	30,471	0.83	1.29	—	2.69	8.31	—	9.87
2015	1,461	19.68	—	23.75	33,157	0.66	1.29	—	2.69	0.33	—	1.78
2014	1,784	19.62	—	23.33	40,001	0.58	1.29	—	2.69	7.43	—	8.98
2013	2,273	18.26	—	21.41	46,945	0.86	1.29	—	2.69	27.91	—	29.74
2012	3,054	14.28	—	16.50	48,810	0.67	1.29	—	2.69	13.47	—	15.10

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street Small Cap (SS)
2016	377	$32.03	—	38.35	$13,788	0.24%	1.29	—	2.54%	14.69	—	16.16%
2015	450	27.93	—	33.01	14,217	0.64	1.29	—	2.54	(8.48)	—	(7.31)
2014	523	30.52	—	35.61	17,926	0.62	1.29	—	2.54	8.82	—	10.21
2013	674	28.04	—	32.31	21,002	0.72	1.29	—	2.54	37.77	—	38.81
2012	913	20.35	—	23.28	20,594	0.33	1.29	—	2.59	14.62	—	16.15

PIMCO Variable Insurance Trust - Foreign Bond (US Dollar-Hedged)
2016	< 1	18.05	—	18.05	1	1.12	1.50	—	1.50	4.88	—	4.88
2015	< 1	17.21	—	17.21	1	2.75	1.50	—	1.50	(1.21)	—	(1.21)
2014	< 1	17.42	—	17.42	1	1.61	1.50	—	1.50	9.49	—	9.49
2013	< 1	15.91	—	15.91	2	1.77	1.50	—	1.50	(1.01)	—	(1.01)
2012	< 1	16.07	—	16.07	2	2.26	1.50	—	1.50	9.18	—	9.18

PIMCO Variable Insurance Trust - Money Market (fund ceased operations on September 23, 2016)
2016	—	9.57	—	9.57	—	0.22	1.50	—	1.50	(0.98)	—	(0.98)
2015	2	9.67	—	9.67	18	0.01	1.50	—	1.50	(1.48)	—	(1.48)
2014	2	9.81	—	9.81	19	—	1.50	—	1.50	(1.49)	—	(1.49)
2013	2	9.96	—	9.96	20	0.06	1.50	—	1.50	(1.44)	—	(1.44)
2012	2	10.11	—	10.11	21	0.06	1.50	—	1.50	(1.44)	—	(1.44)

PIMCO Variable Insurance Trust - PIMCO VIT Total Return
2016	< 1	17.12	—	17.12	2	2.05	1.50	—	1.50	1.14	—	1.14
2015	< 1	16.92	—	16.92	2	5.15	1.50	—	1.50	(1.06)	—	(1.06)
2014	< 1	17.10	—	17.10	2	2.22	1.50	—	1.50	2.71	—	2.71
2013	< 1	16.65	—	16.65	2	2.14	1.50	—	1.50	(3.43)	—	(3.43)
2012	< 1	17.24	—	17.24	1	2.57	1.50	—	1.50	7.94	—	7.94

PIMCO Variable Insurance Trust - PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
2016	168	5.17	—	5.86	944	0.97	1.29	—	2.44	12.08	—	13.39
2015	204	4.61	—	5.16	1,013	4.72	1.29	—	2.44	(27.48)	—	(26.62)
2014	236	6.36	—	7.04	1,606	0.26	1.29	—	2.44	(20.61)	—	(19.67)
2013	328	8.01	—	8.76	2,804	1.74	1.29	—	2.44	(16.80)	—	(15.82)
2012	421	9.63	—	10.41	4,286	2.41	1.29	—	2.44	2.55	—	3.76

PIMCO Variable Insurance Trust - PIMCO VIT Emerging Markets Bond (Advisor Shares)
2016	41	14.30	—	16.20	639	5.06	1.29	—	2.44	10.44	—	11.74
2015	52	12.95	—	14.50	725	5.52	1.29	—	2.44	(4.72)	—	(3.60)
2014	67	13.59	—	15.04	969	5.36	1.29	—	2.44	(1.07)	—	0.10
2013	100	13.73	—	15.03	1,450	5.15	1.29	—	2.44	(9.31)	—	(8.24)
2012	127	15.14	—	16.38	2,020	4.99	1.29	—	2.44	14.87	—	16.23

PIMCO Variable Insurance Trust - PIMCO VIT Real Return (Advisor Shares)
2016	138	12.19	—	13.52	1,796	2.17	1.29	—	2.24	2.74	—	3.74
2015	162	11.63	—	13.03	2,045	3.54	1.29	—	2.44	(5.17)	—	(4.06)
2014	215	12.27	—	13.58	2,818	1.32	1.29	—	2.44	0.48	—	1.66
2013	376	12.21	—	13.36	4,875	1.33	1.29	—	2.44	(10.61)	—	(10.48)
2012	546	13.66	—	14.92	7,959	1.01	1.29	—	2.59	5.82	—	7.24

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO Variable Insurance Trust - PIMCO VIT Total Return (Advisor Shares)
2016	689	$13.13	—	15.12	$10,037	2.02%	1.29	—	2.59%	(0.07)	—	1.26%
2015	773	13.14	—	14.93	11,146	4.68	1.29	—	2.59	(2.25)	—	(0.95)
2014	907	13.44	—	15.08	13,235	2.00	1.29	—	2.59	1.48	—	2.83
2013	1,297	13.24	—	14.66	18,497	2.11	1.29	—	2.59	(4.60)	—	(3.32)
2012	1,583	13.88	—	15.16	23,459	2.51	1.29	—	2.59	6.65	—	8.08

Profunds VP - ProFund VP Financials
2016	—	9.35	—	9.35	—	—	1.50	—	1.50	(2.37)	—	(2.37)
2015	<1	9.58	—	9.58	2	0.34	1.50	—	1.50	(2.95)	—	(2.95)
2014	<1	9.87	—	9.87	2	<0.01	1.50	—	1.50	11.25	—	11.25
2013	<1	8.87	—	8.87	4	<0.01	1.50	—	1.50	30.12	—	30.12
2012	<1	6.82	—	6.82	4	0.11	1.50	—	1.50	22.88	—	22.88

Profunds VP - ProFund VP Health Care
2016	—	20.55	—	20.55	—	—	1.50	—	1.50	(5.30)	—	(5.30)
2015	<1	21.70	—	21.70	2	—	1.50	—	1.50	3.47	—	3.47
2014	<1	20.97	—	20.97	2	0.04	1.50	—	1.50	21.87	—	21.87
2013	<1	17.21	—	17.21	5	—	1.50	—	1.50	37.69	—	37.69
2012	<1	12.50	—	12.50	3	0.37	1.50	—	1.50	15.66	—	15.66

Profunds VP - ProFund VP Large-Cap Value
2016	5	12.84	—	12.84	60	—	2.10	—	2.10	7.78	—	7.78
2015	—	11.91	—	11.91	—	—	2.10	—	2.10	(2.13)	—	(2.13)
2014	26	12.17	—	12.17	316	< 0.01	2.10	—	2.10	N/A	—	N/A
2013	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2012	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A

Profunds VP - ProFund VP Telecommunications
2016	—	12.49	—	12.49	—	—	1.50	—	1.50	13.02	—	13.02
2015	<1	11.05	—	11.05	2	1.76	1.50	—	1.50	0.02	—	0.02
2014	<1	11.05	—	11.05	2	2.15	1.50	—	1.50	(0.92)	—	(0.92)
2013	<1	11.15	—	11.15	4	0.03	1.50	—	1.50	10.41	—	10.41
2012	<1	10.10	—	10.10	3	3.90	1.50	—	1.50	14.79	—	14.79

Profunds VP - ProFund VP Utilities
2016	—	13.77	—	13.77	—	—	1.50	—	1.50	14.82	—	14.82
2015	1	11.99	—	11.99	12	2.01	1.50	—	1.50	(7.79)	—	(7.79)
2014	1	13.01	—	13.01	13	1.14	1.50	—	1.50	24.02	—	24.02
2013	2	10.49	—	10.49	20	0.03	1.50	—	1.50	11.64	—	11.64
2012	2	9.40	—	9.40	18	1.36	1.50	—	1.50	(1.34)	—	(1.34)

Putnam Variable Trust - VT American Government Income
2016	819	14.94	—	19.31	13,240	1.92	0.80	—	2.15	(1.94)	—	(0.60)
2015	925	15.23	—	19.42	15,280	2.16	0.80	—	2.15	(2.79)	—	(1.45)
2014	1,068	15.67	—	19.71	18,157	4.06	0.80	—	2.15	2.07	—	3.48
2013	1,241	15.35	—	19.04	20,484	1.40	0.80	—	2.15	(2.62)	—	(1.27)
2012	1,586	15.77	—	19.29	26,870	2.59	0.80	—	2.15	(0.34)	—	1.04

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Capital Opportunities
2016	117	$27.18	—	31.87	$3,434	0.71%	0.80	—	1.95%	13.27	—	14.60%
2015	129	23.99	—	27.81	3,317	0.33	0.80	—	1.95	(9.41)	—	(8.35)
2014	147	26.33	—	30.35	4,142	0.20	0.80	—	2.00	4.91	—	6.19
2013	196	25.10	—	28.58	5,255	0.53	0.80	—	2.00	31.42	—	33.03
2012	219	19.10	—	21.48	4,443	0.40	0.80	—	2.00	13.45	—	13.57

Putnam Variable Trust - VT Diversified Income
2016	944	16.74	—	21.19	17,555	7.14	0.80	—	2.15	3.16	—	4.58
2015	1,087	16.22	—	20.27	19,462	9.80	0.80	—	2.15	(4.44)	—	(3.12)
2014	1,300	16.98	—	20.92	24,138	8.22	0.80	—	2.15	(1.81)	—	(0.46)
2013	1,484	17.29	—	21.01	27,839	3.30	0.80	—	2.15	5.50	—	6.95
2012	1,758	16.39	—	19.65	31,046	5.75	0.80	—	2.15	9.12	—	10.63

Putnam Variable Trust - VT Equity Income
2016	2,238	14.42	—	31.11	59,352	1.85	0.80	—	2.59	10.71	—	12.74
2015	2,518	13.03	—	27.60	59,579	1.69	0.80	—	2.59	(5.55)	—	(3.82)
2014	2,931	13.79	—	28.69	72,658	1.80	0.80	—	2.59	9.74	—	11.76
2013	3,717	12.57	—	25.67	81,756	2.05	0.80	—	2.59	28.99	—	31.36
2012	4,565	9.74	—	19.55	76,738	2.38	0.80	—	2.59	16.21	—	18.35

Putnam Variable Trust - VT George Putnam Balanced
2016	2,836	14.22	—	16.99	43,742	1.73	0.80	—	2.69	5.11	—	7.15
2015	3,058	13.53	—	15.86	44,504	1.79	0.80	—	2.69	(3.79)	—	(1.92)
2014	3,564	14.06	—	16.17	53,213	1.58	0.80	—	2.69	7.70	—	9.79
2013	4,309	13.05	—	14.73	58,941	1.78	0.80	—	2.69	14.92	—	17.15
2012	5,104	11.36	—	12.57	60,167	2.00	0.80	—	2.69	9.50	—	11.63

Putnam Variable Trust - VT Global Asset Allocation
2016	1,033	19.22	—	19.96	19,441	1.91	0.80	—	2.44	4.12	—	5.86
2015	1,162	18.15	—	19.17	20,856	2.23	0.80	—	2.44	(2.27)	—	(0.63)
2014	1,274	18.27	—	19.62	23,323	2.39	0.80	—	2.44	6.75	—	8.55
2013	1,470	16.83	—	18.37	25,064	1.85	0.80	—	2.44	18.42	—	18.54
2012	1,667	14.20	—	15.52	24,354	0.77	0.80	—	2.59	11.23	—	13.28

Putnam Variable Trust - VT Global Equity
2016	1,126	7.32	—	11.53	12,373	1.05	0.80	—	2.15	(1.09)	—	0.27
2015	1,233	7.40	—	11.50	13,641	1.02	0.80	—	2.15	(3.82)	—	(2.49)
2014	1,408	7.69	—	11.80	16,093	0.39	0.80	—	2.15	(0.71)	—	0.66
2013	1,632	7.75	—	11.72	18,696	1.52	0.80	—	2.15	29.14	—	30.92
2012	1,893	6.00	—	8.95	16,629	1.69	0.80	—	2.15	17.59	—	19.22

Putnam Variable Trust - VT Global Health Care
2016	923	22.39	—	27.01	21,889	—	0.80	—	2.49	(13.55)	—	(12.06)
2015	1,085	25.90	—	30.71	29,429	—	0.80	—	2.49	5.10	—	6.92
2014	1,209	24.64	—	28.72	30,932	0.25	0.80	—	2.49	24.47	—	26.62
2013	1,449	19.80	—	22.68	29,447	1.13	0.80	—	2.49	38.14	—	40.53
2012	1,678	14.33	—	16.14	24,419	1.35	0.80	—	2.49	19.22	—	21.29

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Global Utilities
2016	570	$13.19	—	18.83	$7,446	1.49%	0.80	—	2.29%	(0.35)	—	1.16%
2015	651	13.04	—	18.90	8,454	2.17	0.80	—	2.29	(11.98)	—	(10.64)
2014	733	14.59	—	21.47	10,759	2.95	0.80	—	2.29	11.96	—	13.66
2013	883	12.84	—	18.32	11,550	2.58	0.80	—	2.69	10.75	—	12.91
2012	1,040	11.37	—	16.54	12,146	3.81	0.80	—	2.69	2.21	—	4.20

Putnam Variable Trust - VT Government Money Market
2016	4,095	8.13	—	11.40	38,866	0.01	0.80	—	2.54	(2.52)	—	(0.79)
2015	4,647	8.34	—	11.49	44,960	0.01	0.80	—	2.54	(2.53)	—	(0.79)
2014	5,642	8.55	—	11.58	55,405	0.01	0.80	—	2.54	(2.53)	—	(0.79)
2013	6,570	8.72	—	11.67	65,393	0.01	0.80	—	2.59	(2.58)	—	(0.79)
2012	8,055	8.95	—	11.77	81,873	0.01	0.80	—	2.59	(2.59)	—	(0.79)

Putnam Variable Trust - VT Growth and Income
2016	6,500	19.74	—	20.15	111,222	1.65	0.70	—	2.69	11.93	—	14.22
2015	7,628	17.63	—	17.64	115,059	1.89	0.70	—	2.69	(10.02)	—	(8.17)
2014	8,761	19.21	—	19.60	145,170	1.38	0.70	—	2.69	7.75	—	9.96
2013	10,395	17.47	—	18.19	157,751	1.72	0.70	—	2.69	32.03	—	34.73
2012	12,240	12.97	—	13.77	139,367	1.79	0.70	—	2.69	15.93	—	18.30

Putnam Variable Trust - VT Growth Opportunities
2016	10,017	9.08	—	10.04	87,441	0.09	0.80	—	2.69	0.42	—	0.64
2015	1,179	6.90	—	8.59	9,212	0.34	0.80	—	2.15	(1.15)	—	0.22
2014	1,306	6.98	—	8.57	10,237	0.22	0.80	—	2.15	11.47	—	13.00
2013	1,549	6.26	—	7.59	10,806	0.50	0.80	—	2.15	33.21	—	35.05
2012	1,847	4.70	—	5.62	9,608	0.09	0.80	—	2.15	15.03	—	16.62

Putnam Variable Trust - VT High Yield
2016	1,074	21.97	—	25.01	24,946	6.59	0.80	—	2.54	12.62	—	14.63
2015	1,269	19.50	—	21.82	26,052	7.41	0.80	—	2.54	(7.76)	—	(6.11)
2014	1,512	21.14	—	23.24	33,289	6.36	0.80	—	2.54	(1.02)	—	0.75
2013	1,804	21.36	—	23.07	39,729	7.15	0.80	—	2.54	5.67	—	6.99
2012	2,136	20.22	—	21.56	44,425	7.81	0.80	—	2.59	13.00	—	15.08

Putnam Variable Trust - VT Income
2016	3,102	13.54	—	20.65	52,371	4.51	0.80	—	2.54	(0.58)	—	1.19
2015	3,573	13.62	—	20.41	60,044	4.98	0.80	—	2.54	(3.96)	—	(2.25)
2014	4,214	14.18	—	20.88	72,738	6.30	0.80	—	2.54	3.75	—	5.60
2013	4,977	13.67	—	19.77	81,699	3.90	0.80	—	2.54	(0.72)	—	1.06
2012	5,874	13.77	—	19.56	95,918	5.15	0.80	—	2.54	7.92	—	9.86

Putnam Variable Trust - VT International Equity
2016	4,241	11.61	—	14.65	54,621	3.33	0.70	—	2.59	(4.97)	—	(3.13)
2015	4,743	11.98	—	15.41	63,686	1.25	0.70	—	2.59	(2.45)	—	(0.56)
2014	5,419	12.05	—	15.80	74,215	0.98	0.70	—	2.59	(9.19)	—	(7.43)
2013	6,439	13.02	—	17.40	97,085	1.46	0.70	—	2.59	24.76	—	27.18
2012	7,707	10.23	—	13.95	92,599	2.26	0.70	—	2.59	18.75	—	21.06

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT International Growth
2016	784	$7.08	—	11.75	$8,837	0.93%	0.80	—	2.15%	(8.72)	—	(7.46)%
2015	874	7.75	—	12.69	10,672	—	0.80	—	2.15	(1.06)	—	(0.31)
2014	968	7.83	—	12.65	11,716	0.06	0.80	—	2.15	(8.16)	—	(6.90)
2013	1,126	8.53	—	13.59	14,739	1.05	0.80	—	2.15	19.74	—	21.39
2012	1,306	7.12	—	11.20	14,073	1.48	0.80	—	2.15	18.40	—	20.04

Putnam Variable Trust - VT International Value
2016	781	10.47	—	13.88	10,002	2.33	0.80	—	2.15	(1.06)	—	0.30
2015	850	10.58	—	13.84	10,932	1.40	0.80	—	2.15	(4.11)	—	(2.78)
2014	968	11.04	—	14.23	12,894	1.41	0.80	—	2.15	(11.43)	—	(10.21)
2013	1,096	12.46	—	15.85	16,375	2.53	0.80	—	2.15	19.59	—	21.23
2012	1,238	10.42	—	13.08	15,369	3.14	0.80	—	2.15	19.08	—	20.73

Putnam Variable Trust - VT Investors
2016	3,121	14.12	—	20.63	44,326	1.29	0.80	—	2.44	9.33	—	11.16
2015	3,593	12.70	—	18.87	46,073	1.21	0.80	—	2.44	(4.56)	—	(2.96)
2014	4,135	13.09	—	19.77	55,192	1.19	0.80	—	2.44	11.13	—	13.00
2013	4,884	11.58	—	17.79	57,858	1.51	0.80	—	2.44	31.83	—	34.04
2012	5,775	8.64	—	13.50	51,364	1.37	0.80	—	2.44	13.97	—	15.89

Putnam Variable Trust - VT Multi-Cap Growth
2016	4,863	13.86	—	23.30	65,714	0.68	0.80	—	2.69	4.90	—	6.93
2015	5,488	12.96	—	22.22	69,882	0.51	0.80	—	2.69	(2.97)	—	(1.09)
2014	6,238	13.10	—	22.90	80,850	0.32	0.80	—	2.69	10.44	—	12.58
2013	7,351	11.64	—	20.73	85,227	0.51	0.80	—	2.69	32.77	—	35.35
2012	8,569	8.60	—	15.62	74,102	0.25	0.80	—	2.69	13.61	—	15.82

Putnam Variable Trust - VT Multi-Cap Value
2016	209	27.52	—	32.50	6,248	0.67	0.80	—	2.00	10.74	—	12.09
2015	211	24.85	—	28.99	5,668	0.92	0.80	—	2.00	(6.24)	—	(5.09)
2014	257	26.51	—	30.55	7,328	0.72	0.80	—	2.00	8.54	—	9.87
2013	301	24.42	—	27.81	7,871	1.20	0.80	—	2.00	39.23	—	40.93
2012	348	17.54	—	19.73	6,488	0.40	0.80	—	2.00	13.93	—	15.32

Putnam Variable Trust - VT Research
2016	1,267	17.34	—	22.33	21,006	1.52	0.80	—	2.29	7.57	—	9.20
2015	1,435	15.88	—	20.76	21,898	1.31	0.80	—	2.29	(3.80)	—	(2.33)
2014	1,619	16.26	—	21.45	25,532	0.81	0.80	—	2.34	12.17	—	13.94
2013	1,932	14.27	—	19.12	26,998	1.13	0.80	—	2.34	30.24	—	32.30
2012	2,279	10.78	—	14.68	24,258	1.08	0.80	—	2.34	15.15	—	16.97

Putnam Variable Trust - VT Small Cap Value
2016	1,109	22.27	—	27.31	35,692	1.10	0.70	—	2.30	24.60	—	26.61
2015	1,229	17.87	—	21.57	31,397	0.88	0.70	—	2.30	(6.42)	—	(4.91)
2014	1,442	19.10	—	22.68	39,246	0.49	0.70	—	2.30	1.08	—	2.71
2013	1,813	18.89	—	22.08	48,018	0.88	0.70	—	2.30	36.44	—	38.63
2012	2,165	13.85	—	15.93	41,992	0.47	0.70	—	2.30	14.81	—	16.67

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Voyager (fund ceased operations on November 18, 2016)
2016	—	$14.68	—	18.87	$—	2.11%	0.80	—	2.69%	(0.30)	—	1.40%
2015	6,219	14.48	—	18.93	88,819	1.16	0.80	—	2.69	(8.64)	—	(6.86)
2014	7,085	15.54	—	20.72	109,081	0.75	0.80	—	2.69	6.77	—	8.84
2013	8,343	14.28	—	19.41	119,381	0.81	0.80	—	2.69	39.86	—	42.58
2012	10,008	10.02	—	13.88	101,747	0.36	0.80	—	2.69	11.15	—	40.64

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Core Plus Fixed Income
2016	16	14.55	—	18.22	243	1.96	1.15	—	1.85	4.15	—	4.90
2015	24	13.97	—	17.37	354	2.24	1.15	—	1.85	(2.49)	—	(1.79)
2014	52	14.32	—	15.35	772	2.96	1.15	—	1.85	5.86	—	6.40
2013	48	13.53	—	14.43	659	3.73	1.35	—	1.85	(2.16)	—	(1.66)
2012	64	13.83	—	14.67	910	4.84	1.35	—	1.85	7.41	—	7.96

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Emerging Markets Equity
2016	757	17.33	—	21.97	13,435	0.49	0.70	—	2.20	4.42	—	6.00
2015	810	16.35	—	21.04	13,809	0.83	0.70	—	2.20	(12.64)	—	(11.31)
2014	936	18.43	—	24.08	18,089	0.38	0.70	—	2.20	(6.57)	—	(5.16)
2013	1,142	19.44	—	27.55	23,231	1.18	0.70	—	2.20	(3.18)	—	(1.72)
2012	1,377	19.77	—	28.46	28,583	—	0.70	—	2.20	17.34	—	19.11

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Global Infrastructure (fund launched on April 25, 2014)
2016	907	15.93	—	19.12	38,251	2.32	0.70	—	1.85	13.16	—	14.47
2015	1,029	13.97	—	16.70	38,449	1.82	0.70	—	1.98	(15.45)	—	(14.36)
2014	1,230	16.52	—	19.50	53,196	—	0.70	—	1.98	7.25	—	8.19

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Global Strategist
2016	4,168	12.86	—	13.30	57,488	—	0.70	—	2.20	3.29	—	4.84
2015	4,841	12.45	—	12.68	64,428	1.69	0.70	—	2.20	(8.43)	—	(7.05)
2014	5,574	13.64	—	14.87	79,713	0.84	0.70	—	2.20	(0.07)	—	1.44
2013	6,536	13.45	—	14.88	92,037	0.20	0.70	—	2.20	13.42	—	15.14
2012	1,140	11.68	—	13.12	12,307	2.13	0.70	—	2.20	11.36	—	13.05

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Growth
2016	1,124	19.42	—	22.60	22,120	—	0.70	—	2.69	(4.27)	—	(2.32)
2015	1,234	19.88	—	23.61	25,121	—	0.70	—	2.69	9.22	—	11.46
2014	1,367	17.84	—	21.61	25,271	—	0.70	—	2.69	3.50	—	5.62
2013	1,540	16.89	—	20.88	27,382	0.43	0.70	—	2.69	44.09	—	47.04
2012	1,901	11.49	—	14.49	23,350	—	0.70	—	2.69	11.29	—	13.58

The Universal Institutional Funds, Inc. - Morgan Stanley UIF Mid Cap Growth
2016	437	20.09	—	24.45	9,256	—	0.70	—	2.30	(10.85)	—	(9.42)
2015	482	22.54	—	26.99	11,382	—	0.70	—	2.30	(8.04)	—	(6.55)
2014	558	24.51	—	28.88	14,237	—	0.70	—	2.30	(0.35)	—	1.26
2013	651	24.60	—	28.52	16,585	0.35	0.70	—	2.30	34.36	—	36.53
2012	820	18.31	—	20.89	15,471	—	0.70	—	2.30	6.21	—	7.93

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
The Universal Institutional Funds, Inc. - Morgan Stanley UIF U.S. Real Estate
2016	387	$30.05	—	57.51	$16,359	1.32%	0.70	—	2.30%	4.39	—	6.07%
2015	431	28.79	—	54.22	17,384	1.31	0.70	—	2.30	(0.15)	—	1.46
2014	500	28.83	—	53.44	20,052	1.45	0.70	—	2.30	26.77	—	28.82
2013	597	22.74	—	41.48	18,746	1.11	0.70	—	2.30	(0.27)	—	1.34
2012	682	22.80	—	40.93	21,401	0.87	0.70	—	2.30	13.20	—	15.03

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Emerging Markets Debt (Class II)
2016	290	18.22	—	26.93	7,139	5.55	1.29	—	2.59	7.72	—	9.16
2015	351	16.91	—	24.67	7,918	5.34	1.29	—	2.59	(3.74)	—	(2.45)
2014	425	17.57	—	25.29	9,899	5.49	1.29	—	2.59	0.23	—	1.56
2013	524	17.53	—	20.19	12,012	3.91	1.29	—	2.59	(11.12)	—	(9.93)
2012	605	22.42	—	24.17	15,434	2.78	1.29	—	2.59	14.82	—	16.35

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Emerging Markets Equity (Class II)
2016	147	25.68	—	30.78	4,298	0.44	1.29	—	2.59	3.87	—	5.25
2015	169	24.72	—	29.24	4,715	0.78	1.29	—	2.59	(13.02)	—	(11.86)
2014	204	28.42	—	33.18	6,475	0.33	1.29	—	2.59	(7.03)	—	(5.79)
2013	274	30.57	—	35.21	9,293	1.11	1.29	—	2.59	(3.66)	—	(2.38)
2012	338	31.73	—	36.07	11,766	—	1.29	—	2.59	16.73	—	18.29

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Global Franchise (Class II)
2016	900	26.37	—	26.95	25,249	1.47	1.29	—	2.59	2.70	—	4.06
2015	1,157	25.34	—	26.24	31,143	2.06	1.29	—	2.59	3.45	—	4.83
2014	1,446	24.17	—	25.37	37,168	2.05	1.29	—	2.59	1.80	—	3.16
2013	1,856	23.43	—	24.92	46,553	2.64	1.29	—	2.59	16.56	—	18.12
2012	2,389	19.84	—	21.38	51,202	2.25	1.29	—	2.59	12.59	—	14.10

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Global Infrastructure (Class II) (fund launched on April 25, 2014)
2016	647	24.97	—	29.92	10,875	2.10	1.29	—	2.59	12.00	—	13.49
2015	711	22.29	—	26.37	10,619	1.59	1.29	—	2.59	(16.12)	—	(15.00)
2014	799	26.57	—	31.02	14,176	—	1.29	—	2.59	6.52	—	7.50

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Global Strategist (Class II) (fund launched on April 26, 2013)
2016	1,460	14.06	—	16.86	19,630	—	1.29	—	2.59	2.77	—	4.14
2015	1,711	13.68	—	16.19	22,224	1.55	1.29	—	2.59	(8.95)	—	(7.74)
2014	1,923	15.03	—	17.54	27,193	0.76	1.29	—	2.59	(0.65)	—	0.68
2013	2,266	15.13	—	17.42	31,979	0.12	1.29	—	2.59	8.25	—	9.24

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Growth (Class II)
2016	167	25.25	—	26.21	4,617	—	1.29	—	2.59	(4.46)	—	(3.18)
2015	184	26.43	—	27.08	5,259	—	1.29	—	2.59	9.07	—	10.52
2014	223	24.23	—	24.50	5,760	—	1.29	—	2.59	3.34	—	4.72
2013	288	23.39	—	23.45	7,194	0.21	1.29	—	2.59	43.90	—	45.82
2012	394	16.04	—	16.29	6,732	—	1.29	—	2.59	11.09	—	12.58

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,
		Accumulation
	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Mid Cap Growth (Class II)
2016	592	$14.19	—	23.58	$11,119	—%	1.29	—	2.59%	(11.20)	—	(10.02)%
2015	627	15.77	—	26.55	13,443	—	1.29	—	2.59	(8.43)	—	(7.20)
2014	802	17.00	—	28.99	18,322	—	1.29	—	2.59	(0.80)	—	0.53
2013	1,037	16.91	—	29.22	23,805	0.24	1.29	—	2.59	33.93	—	35.71
2012	1,394	12.46	—	21.82	23,493	—	1.29	—	2.59	5.67	—	7.09

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF Small Company Growth (Class II)
2016	203	24.16	—	28.96	5,525	—	1.29	—	2.59	2.91	—	4.28
2015	234	23.48	—	27.77	6,139	—	1.29	—	2.59	(12.13)	—	(10.96)
2014	289	26.72	—	31.19	8,550	—	1.29	—	2.59	(16.10)	—	(14.97)
2013	363	31.84	—	36.68	12,718	—	1.29	—	2.59	66.90	—	69.12
2012	474	19.08	—	21.69	9,880	—	1.29	—	2.59	11.73	—	13.22

The Universal Institutional Funds, Inc. (Class II) - Morgan Stanley UIF U.S. Real Estate (Class II)
2016	753	29.36	—	40.19	27,602	1.06	1.29	—	2.59	3.80	—	5.18
2015	848	28.29	—	38.22	29,652	1.17	1.29	—	2.59	(0.72)	—	0.61
2014	1,013	28.50	—	37.99	35,316	1.25	1.29	—	2.59	26.08	—	27.76
2013	1,348	22.60	—	26.04	36,894	0.86	1.29	—	2.59	(0.88)	—	0.44
2012	1,553	25.88	—	25.92	42,444	0.60	1.29	—	2.59	12.79	—	13.95

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholder of
Allstate Life Insurance Company
Northbrook, Illinois 60062
We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the “Company”), an affiliate of The Allstate Corporation, as of December 31, 2016 and 2015, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder’s Equity, and Cash Flows for each of the three years in the period ended December 31, 2016. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
February 24, 2017

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ in millions)	Year Ended December 31,
	2016	2015	2014
Revenues
Premiums (net of reinsurance ceded of $158, $167 and $216)	$592	$600	$589
Contract charges (net of reinsurance ceded of $189, $189 and $176)	717	738	847
Net investment income	1,659	1,819	2,081
Realized capital gains and losses:
Total other-than-temporary impairment (“OTTI”) losses	(120)	(144)	(54)
OTTI losses reclassified to (from) other comprehensive income	7	16	(1)
Net OTTI losses recognized in earnings	(113)	(128)	(55)
Sales and other realized capital gains and losses	36	393	198
Total realized capital gains and losses	(77)	265	143
	2,891	3,422	3,660
Costs and expenses
Contract benefits (net of reinsurance ceded of $224, $237 and $329)	1,387	1,406	1,452
Interest credited to contractholder funds (net of reinsurance ceded of $46, $40 and $27)	677	717	891
Amortization of deferred policy acquisition costs	134	151	162
Operating costs and expenses	219	273	310
Restructuring and related charges	1	—	2
Interest expense	15	16	16
	2,433	2,563	2,833

Gain (loss) on disposition of operations	5	3	(68)

Income from operations before income tax expense	463	862	759

Income tax expense	144	301	233

Net income	319	561	526

Other comprehensive income (loss), after-tax
Change in unrealized net capital gains and losses	153	(854)	455
Change in unrealized foreign currency translation adjustments	4	(4)	(4)
Other comprehensive income (loss), after-tax	157	(858)	451

Comprehensive income (loss)	$476	$(297)	$977

See notes to consolidated financial statements.

2

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

($ in millions, except par value data)	December 31,
	2016	2015
Assets
Investments
Fixed income securities, at fair value (amortized cost $23,112 and $23,770)	$24,222	$24,629
Mortgage loans	3,938	3,781
Equity securities, at fair value (cost $1,429 and $1,526)	1,511	1,542
Limited partnership interests	2,776	2,295
Short-term, at fair value (amortized cost $566 and $816)	566	816
Policy loans	563	572
Other	1,491	1,327
Total investments	35,067	34,962
Cash	138	104
Deferred policy acquisition costs	1,187	1,314
Reinsurance recoverable from non-affiliates	2,339	2,407
Reinsurance recoverable from affiliates	452	464
Accrued investment income	273	278
Other assets	410	510
Separate Accounts	3,373	3,639
Total assets	$43,239	$43,678
Liabilities
Contractholder funds	$19,470	$20,542
Reserve for life-contingent contract benefits	11,322	11,394
Unearned premiums	5	5
Payable to affiliates, net	52	55
Other liabilities and accrued expenses	952	849
Deferred income taxes	1,191	986
Notes due to related parties	465	275
Separate Accounts	3,373	3,639
Total liabilities	36,830	37,745
Commitments and Contingent Liabilities (Notes 8 and 12)
Shareholder’s Equity
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued	—	—
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued	—	—
Common stock, $227 par value, 23,800 shares authorized and outstanding	5	5
Additional capital paid-in	1,990	1,990
Retained income	3,736	3,417
Accumulated other comprehensive income:
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	39	41
Other unrealized net capital gains and losses	733	527
Unrealized adjustment to DAC, DSI and insurance reserves	(91)	(40)
Total unrealized net capital gains and losses	681	528
Unrealized foreign currency translation adjustments	(3)	(7)
Total accumulated other comprehensive income	678	521
Total shareholder’s equity	6,409	5,933
Total liabilities and shareholder’s equity	$43,239	$43,678

See notes to consolidated financial statements.

3

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

($ in millions)	Year Ended December 31,
	2016	2015	2014

Common stock	$5	$5	$5

Additional capital paid-in
Balance, beginning of year	1,990	1,990	2,690
Return of capital	—	—	(700)
Balance, end of year	1,990	1,990	1,990

Retained income
Balance, beginning of year	3,417	2,973	2,447
Net income	319	561	526
Dividends	—	(103)	—
Loss on reinsurance with an affiliate	—	(12)	—
Loss on sale of subsidiaries to affiliate	—	(2)	—
Balance, end of year	3,736	3,417	2,973

Accumulated other comprehensive income
Balance, beginning of year	521	1,379	928
Change in unrealized net capital gains and losses	153	(854)	455
Change in unrealized foreign currency translation adjustments	4	(4)	(4)
Balance, end of year	678	521	1,379

Total shareholder’s equity	$6,409	$5,933	$6,347

See notes to consolidated financial statements.

4

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF CASH FLOWS

($ in millions)	Year Ended December 31,
	2016	2015	2014
Cash flows from operating activities
Net income	$319	$561	$526
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(64)	(74)	(86)
Realized capital gains and losses	77	(265)	(143)
(Gain) loss on disposition of operations	(5)	(3)	68
Interest credited to contractholder funds	677	717	891
Changes in:
Policy benefits and other insurance reserves	(611)	(559)	(553)
Unearned premiums	—	—	(1)
Deferred policy acquisition costs	54	27	(1)
Reinsurance recoverables, net	30	16	(25)
Income taxes	135	27	121
Other operating assets and liabilities	(117)	(41)	(134)
Net cash provided by operating activities	495	406	663
Cash flows from investing activities
Proceeds from sales
Fixed income securities	5,999	8,267	3,353
Equity securities	1,298	636	1,383
Limited partnership interests	371	481	521
Mortgage loans	—	6	10
Other investments	44	24	35
Investment collections
Fixed income securities	2,085	1,993	1,909
Mortgage loans	363	446	1,027
Other investments	169	69	46
Investment purchases
Fixed income securities	(7,072)	(8,272)	(3,232)
Equity securities	(1,234)	(1,264)	(1,612)
Limited partnership interests	(677)	(663)	(711)
Mortgage loans	(517)	(615)	(468)
Other investments	(211)	(220)	(306)
Change in short-term investments, net	(19)	77	79
Change in policy loans and other investments, net	(26)	(39)	60
Disposition of operations	—	20	345
Net cash provided by investing activities	573	946	2,439
Cash flows from financing activities
Contractholder fund deposits	854	901	1,065
Contractholder fund withdrawals	(2,028)	(2,278)	(3,407)
Proceeds from issuance of notes to related parties	140	—	—
Dividends paid	—	(17)	—
Return of capital	—	—	(700)
Repayment of notes due to related parties	—	—	(7)
Net cash used in financing activities	(1,034)	(1,394)	(3,049)
Net increase (decrease) in cash	34	(42)	53
Cash at beginning of year	104	146	93
Cash at end of year	$138	$104	$146

See notes to consolidated financial statements.

5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. General
Basis of presentation
The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company (“ALIC”) and its wholly owned subsidiaries (collectively referred to as the “Company”). ALIC is wholly owned by Allstate Insurance Company (“AIC”), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany accounts and transactions have been eliminated.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Nature of operations
The Company sells traditional, interest-sensitive and variable life insurance products. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists. The Company also sells voluntary accident and health insurance through workplace enrolling independent agents in New York. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities. The Company previously offered institutional products consisting of funding agreements sold to unaffiliated trusts that used them to back medium-term notes. There are no institutional products outstanding as of December 31, 2016. The Company also previously offered variable annuities and substantially all of this business is reinsured.
The following table summarizes premiums and contract charges by product.

($ in millions)	2016	2015	2014
Premiums
Traditional life insurance	$502	$515	$492
Immediate annuities with life contingencies	—	—	4
Accident and health insurance	90	85	93
Total premiums	592	600	589

Contract charges
Interest-sensitive life insurance	703	724	828
Fixed annuities	14	14	19
Total contract charges	717	738	847
Total premiums and contract charges	$1,309	$1,338	$1,436
The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia and Puerto Rico. For 2016, the top geographic locations for direct statutory premiums and annuity considerations were New York, California, Texas, Florida and Illinois. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations.
The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company’s primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company’s primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company’s primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.
The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company’s

6

products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company’s financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.
2. Summary of Significant Accounting Policies
Investments
Fixed income securities include bonds, asset-backed securities (“ABS”), residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”) and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes and related deferred policy acquisition costs (“DAC”), deferred sales inducement costs (“DSI”) and reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.
Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.
Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.
Investments in limited partnership interests include interests in private equity funds and co-investments, real estate funds and joint ventures, and other funds. Where the Company’s interest is so minor that it exercises virtually no influence over operating and financial policies, investments in limited partnership interests are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting (“EMA”).
Short-term investments, including commercial paper, U.S. Treasury bills, money market funds and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, agent loans, notes due from related party, real estate and derivatives. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Notes due from related party are carried at outstanding principal balances. Real estate is carried at cost less accumulated depreciation. Derivatives are carried at fair value.
Investment income primarily consists of interest, dividends, income from limited partnership interests, rental income from real estate, and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company’s share of the partnerships’ net income, including unrealized gains and losses, and is generally recognized on a three month delay due to the availability of the related financial statements.
Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness and valuation changes in public securities held in certain limited partnerships. Realized capital gains and losses on investment sales are determined on a specific identification basis.

7

Derivative and embedded derivative financial instruments
Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments (“subject to bifurcation”) are embedded in equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.
All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.
Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.
Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.
Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has

8

become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.
When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.
Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.
Securities loaned
The Company’s business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.
The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.
Recognition of premium revenues and contract charges, and related benefits and interest credited
Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period and therefore are primarily classified as long-duration contracts. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized over the life of the policy in relation to premiums.
Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come primarily from investment income, which is recognized over the life of the contract.
Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.
Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.
Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor’s 500 Index (“S&P 500”). Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.
Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and

9

accumulation benefits. Substantially all of the Company’s variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.
Deferred policy acquisition and sales inducement costs
Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents’ and brokers’ remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on fixed annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer’s account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds.
For traditional life and voluntary accident and health insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. The Company periodically reviews the recoverability of DAC for these policies on an aggregate basis using actual experience. The Company aggregates traditional life insurance products and immediate annuities with life contingencies in one analysis, and voluntary accident and health insurance in a separate analysis. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required.
For interest-sensitive life insurance and fixed annuities, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits (“AGP”) and estimated future gross profits (“EGP”) expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.
AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are mortality, persistency, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company’s expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.
The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life and fixed annuity contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder’s equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

10

Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $4 million as of both December 31, 2016 and 2015. Amortization expense of the present value of future profits was $276 thousand, $377 thousand and $1 million in 2016, 2015 and 2014, respectively.
Reinsurance
In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.
Income taxes
The income tax provision is calculated under the liability method.  Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are DAC, unrealized capital gains and losses and insurance reserves. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.
Reserve for life-contingent contract benefits
The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. The assumptions are established at the time the policy is issued and are generally not changed during the life of the policy. The Company periodically reviews the adequacy of reserves for these policies on an aggregate basis using actual experience. If actual experience is significantly adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required. The Company also reviews these policies on an aggregate basis for circumstances where projected profits would be recognized in early years followed by projected losses in later years. If this circumstance exists, the Company will accrue a liability, during the period of profits, to offset the losses at such time as the future losses are expected to commence using a method updated prospectively over time. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.
Contractholder funds
Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges

11

for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.
Separate accounts
Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate accounts contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.
Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. Substantially all of the Company’s variable annuity business was reinsured beginning in 2006.
Off-balance sheet financial instruments
Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company’s Consolidated Statements of Financial Position (see Note 8 and Note 12).
Consolidation of variable interest entities (“VIEs”)
The Company consolidates VIEs when it is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE.
Adopted accounting standard
Amendments to the Consolidation Analysis
In February 2015, the Financial Accounting Standards Board (“FASB”) issued guidance affecting the consolidation evaluation for limited partnerships and similar entities, fees paid to a decision maker or service provider, and variable interests in a variable interest entity held by related parties of the reporting enterprise. The adoption of this guidance as of January 1, 2016 did not have a material impact on the Company’s results of operations or financial position.
Pending accounting standards
Recognition and Measurement of Financial Assets and Financial Liabilities
In January 2016, the FASB issued guidance requiring equity investments, including equity securities and limited partnership interests, that are not accounted for under the equity method of accounting or result in consolidation to be measured at fair value with changes in fair value recognized in net income. Equity investments without readily determinable fair values may be measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. When a qualitative assessment of equity investments without readily determinable fair values indicates that impairment exists, the carrying value is required to be adjusted to fair value, if lower. The guidance clarifies that an entity should evaluate the realizability of a deferred tax asset related to available-for-sale fixed income securities in combination with the entity’s other deferred tax assets. The guidance also changes certain disclosure requirements. The guidance is effective for interim and annual periods beginning after December 15, 2017, and is to be applied through a cumulative-effect adjustment to beginning retained income as of the beginning of the period of adoption. The new guidance related to equity investments without readily determinable fair values is to be applied prospectively as of the date of adoption. The Company is in the process of evaluating the impact of adoption. The most significant impacts, using values as of December 31, 2016, are expected to be the change in accounting for equity securities where $82 million of pre-tax unrealized net capital gains would be reclassified from accumulated other comprehensive income to retained income and cost method limited partnership interests (excluding limited partnership interests accounted for on a cost recovery basis) where the carrying value would increase by approximately $75 million, pre-tax, with the adjustment recorded in retained income.
Transition to Equity Method Accounting
In March 2016, the FASB issued guidance amending the accounting requirements for transitioning to the equity method of accounting (“EMA”), including a transition from the cost method. The guidance requires the cost of acquiring an additional interest in an investee to be added to the existing carrying value to establish the initial basis of the EMA investment. Under the new guidance, no retroactive adjustment is required when an investment initially qualifies for EMA treatment. The guidance is effective for interim and annual periods beginning after December 15, 2016, and is to be applied prospectively. The guidance will principally affect the future accounting for investments that qualify for EMA after application of the cost method of accounting.

12

The Company is in the process of evaluating the impact of adoption, which is not expected to be material to the Company’s results of operations or financial position.
Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued guidance which revises the credit loss recognition criteria for certain financial assets measured at amortized cost. The new guidance replaces the existing incurred loss recognition model with an expected loss recognition model. The objective of the expected credit loss model is for the reporting entity to recognize its estimate of expected credit losses for affected financial assets in a valuation allowance deducted from the amortized cost basis of the related financial assets that results in presenting the net carrying value of the financial assets at the amount expected to be collected. The reporting entity must consider all available relevant information when estimating expected credit losses, including details about past events, current conditions, and reasonable and supportable forecasts over the contractual life of an asset. Financial assets may be evaluated individually or on a pooled basis when they share similar risk characteristics. The measurement of credit losses for available-for-sale debt securities measured at fair value is not affected except that credit losses recognized are limited to the amount by which fair value is below amortized cost and the carrying value adjustment is recognized through an allowance and not as a direct write-down. The guidance is effective for interim and annual periods beginning after December 15, 2019, and for most affected instruments must be adopted using a modified retrospective approach, with a cumulative effect adjustment recorded to beginning retained income. The Company is in the process of evaluating the impact of adoption.
3. Disposition
On April 1, 2014, the Company sold Lincoln Benefit Life Company (“LBL”), LBL’s life insurance business generated through independent master brokerage agencies, and all of LBL’s deferred fixed annuity and long-term care insurance business to Resolution Life Holdings, Inc. The gross sale price was $797 million, representing $596 million of cash and the retention of tax benefits. The loss on disposition in 2014 was $79 million, pre-tax ($38 million, after-tax).
4. Supplemental Cash Flow Information
Non-cash investing activities include $117 million, $96 million and $102 million related to mergers and exchanges completed with equity securities and modifications of certain mortgage loans, fixed income securities and other investments in 2016, 2015 and 2014, respectively, and a $44 million obligation to fund a limited partnership investment in 2015. Non-cash financing activities also include $34 million related to debt acquired in conjunction with the purchase of an investment in 2016.
In 2016, the Company transferred to an unconsolidated affiliate a $50 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note. In 2015, the Company paid dividends to AIC of $103 million, including $86 million in the form of investment securities.
Liabilities for collateral received in conjunction with the Company’s securities lending program were $545 million, $539 million and $508 million as of December 31, 2016, 2015 and 2014, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter (“OTC”) and cleared derivatives were $5 million, $11 million and $2 million as of December 31, 2016, 2015 and 2014, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Net change in proceeds managed
Net change in fixed income securities	$(277)	$—	$—
Net change in short-term investments	277	(41)	(182)
Operating cash flow used	—	(41)	(182)
Net change in cash	—	1	—
Net change in proceeds managed	$—	$(40)	$(182)

Net change in liabilities
Liabilities for collateral, beginning of year	$(550)	$(510)	$(328)
Liabilities for collateral, end of year	(550)	(550)	(510)
Operating cash flow provided	$—	$40	$182

13

5. Related Party Transactions
Business operations
The Company uses services performed by AIC and other affiliates, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 16), allocated to the Company were $225 million, $271 million and $339 million in 2016, 2015 and 2014, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.
Sale of subsidiaries
On January 1, 2015, ALIC sold its subsidiary Allstate Assurance Company (“AAC”) to its unconsolidated affiliate Allstate Financial Insurance Holdings Corporation (“AFIHC”). ALIC received $11 million in cash. The $2 million loss on sale was recorded as a decrease to retained income since the sale was between affiliates under common control.
On November 1, 2015, ALIC sold its subsidiary Intramerica Life Insurance Company to AFIHC. ALIC received $10 million in cash. The $469 thousand loss on sale was recorded as a decrease to retained income since the sale was between affiliates under common control.
Agent loan sale and securitization
On December 22, 2016, ALIC’s subsidiary Allstate Finance Company, LLC (“AFC”) sold agent loans with a fair value of $419 million to affiliate Allstate Finance Company Agency Loans LLC (“AFCAL”) and AFCAL used the loans as collateral in the issuance of notes. Investors in the notes were as follows:

($ in millions)
Class A Notes Due March 10, 2034
Allstate New Jersey Insurance Company	$77
American Heritage Life Insurance Company	37
Allstate Assurance Company	19
First Colonial Insurance Company	7
Subtotal - Class A	140
Class B Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	140
Class C Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	110
Subordinated Notes Due March 10, 2034
Allstate Life Insurance Company	29
Total	$419
AFCAL is a VIE and ALIC is the primary beneficiary since ALIC has control over the significant activities of AFCAL, the obligation to absorb significant losses and the rights to residual returns. Therefore, AFCAL is included in ALIC’s consolidated financial statements. Transactions between ALIC, AFC and AFCAL are eliminated in consolidation. The Company’s Consolidated Statements of Financial Position include $417 million of agent loans, $2 million of cash and $140 million of notes due to related parties as of December 31, 2016 associated with AFCAL.
The $140 million of notes due to related parties include the Class A Notes due March 10, 2034 that were sold to Allstate New Jersey Insurance Company, American Heritage Life Insurance Company, Allstate Assurance Company and First Colonial Insurance Company. These notes have an annual interest rate of 3.25%. The Company incurred interest expense related to these notes of $113 thousand in 2016.
Reinsurance
The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company (“AHL”) whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in Note 10.
Effective April 1, 2015, ALIC entered into a coinsurance reinsurance agreement with AAC to cede certain interest-sensitive life insurance policies to AAC. In connection with the agreement, the Company recorded reinsurance recoverables of $476 million and paid $494 million in investments. The $12 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.

14

ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.
Broker-Dealer agreement
The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $9 million, $9 million and $4 million in 2016, 2015 and 2014, respectively.
Structured settlement annuities
The Company previously issued structured settlement annuities, a type of immediate annuity, to fund structured settlements in matters involving AIC. In most cases, these annuities were issued under a “qualified assignment” whereby Allstate Assignment Company and prior to July 1, 2001 Allstate Settlement Corporation (“ASC”), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC’s obligation to make future payments.
AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.64 billion and $4.65 billion as of December 31, 2016 and 2015, respectively.
Income taxes
The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 13).
Notes due to related parties
Notes due to related parties outstanding as of December 31 consisted of the following:

($ in millions)	2016	2015
6.74% Surplus Note to Kennett, due 2029 (1)	$25	$25
3.24% Surplus Note to Kennett, due 2035 (1)	100	100
3.48% Surplus Note to Kennett, due 2036 (1)	100	100
5.93% Surplus Note to Kennett, due 2038 (1)	50	50
4.14% Surplus Note to Kennett, due 2036 (1)	50	—
3.25% Note to Allstate New Jersey Insurance Company, due 2034	77	—
3.25% Note to American Heritage Life Insurance Company, due 2034	37	—
3.25% Note to Allstate Assurance Company, due 2034	19	—
3.25% Note to First Colonial Insurance Company, due 2034	7	—
Total notes due to related parties	$465	$275
____________

(1)
No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in 2016, 2015 and 2014.

On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. (“Kennett”), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company (“ALIC Re”), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett’s obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett’s right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. On December 1, 2015, the interest rate for the surplus note due to Kennett and the note due from Kennett reset to 3.24% and 3.04%, respectively.
On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every 10 years to the then current ten year Constant Maturity Treasury yield (“CMT”), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%. On December 1, 2016, the interest rate for the surplus note due to Kennett and the note due from Kennett reset to 3.48% and 3.28%, respectively.

15

On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.
On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.
On April 26, 2016, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2036 with an initial rate of 4.14% that will reset every ten years to the then current ten year CMT, plus 2.23%. As payment, Kennett issued a full recourse note due December 1, 2036 to ALIC for the same amount with an initial interest rate of 3.14% that will reset every ten years to the then current ten year CMT, plus 1.23%.
The notes due from Kennett are classified as other investments. The Company recorded net investment income on these notes of $14 million in 2016 and $15 million in each of 2015 and 2014. The Company incurred interest expense related to the surplus notes due to Kennett of $15 million in 2016 and $16 million in each of 2015 and 2014.
In August 2011, in accordance with an asset purchase agreement between Road Bay Investments, LLC (“RBI”), a consolidated subsidiary of ALIC, and AIC, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. In 2014, RBI repaid the entire principal of this note. In 2014, the Company incurred interest expense on these notes of $84 thousand.
Surplus note
On December 2, 2016, the Company purchased for cash a $40 million 3.07% surplus note due December 2, 2036 that was issued by AAC. No payment of principal or interest is permitted on the surplus note without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. The surplus note is classified as fixed income securities on the Consolidated Statements of Financial Position. In 2016, the Company recorded investment income on this surplus note of $99 thousand.
Liquidity and intercompany loan agreements
The Company, AIC, AAC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement (“Liquidity Agreement”) which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower, AAC serves only as a borrower, and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least 10 business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2016 or 2015.
In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2016 or 2015.
RBI, a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement (“Credit Agreement”) with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI’s right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2016 or 2015.
Capital support agreement
The Company has a Capital Support Agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital (“RBC”) ratio of at least 150%. AIC’s obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to

16

terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P’s, Moody’s or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company’s RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2016 and 2015, no capital had been provided by AIC under this agreement.
Dividends and return of capital
In 2015, the Company paid dividends of $103 million to AIC in the form of cash and investments. The Company approved and paid a return of capital of $700 million to AIC in 2014, which was recorded as a reduction of additional capital paid-in on the Consolidated Statements of Financial Position.
6. Investments
Fair values
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in millions)	Amortized cost	Gross unrealized		Fair value
		Gains	Losses
December 31, 2016
U.S. government and agencies	$968	$48	$(2)	$1,014
Municipal	2,017	264	(7)	2,274
Corporate	18,945	905	(169)	19,681
Foreign government	304	28	—	332
ABS	337	4	(10)	331
RMBS	294	42	(3)	333
CMBS	233	17	(9)	241
Redeemable preferred stock	14	2	—	16
Total fixed income securities	$23,112	$1,310	$(200)	$24,222

December 31, 2015
U.S. government and agencies	$920	$57	$—	$977
Municipal	2,162	292	(12)	2,442
Corporate	18,069	849	(414)	18,504
Foreign government	348	36	—	384
ABS	1,443	5	(28)	1,420
RMBS	406	49	(4)	451
CMBS	409	31	(4)	436
Redeemable preferred stock	13	2	—	15
Total fixed income securities	$23,770	$1,321	$(462)	$24,629

Scheduled maturities
The scheduled maturities for fixed income securities are as follows as of December 31, 2016:

($ in millions)	Amortized cost	Fair value
Due in one year or less	$1,330	$1,345
Due after one year through five years	8,486	8,855
Due after five years through ten years	7,889	8,062
Due after ten years	4,543	5,055
	22,248	23,317
ABS, RMBS and CMBS	864	905
Total	$23,112	$24,222
Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

17

Net investment income
Net investment income for the years ended December 31 is as follows:

($ in millions)	2016	2015	2014
Fixed income securities	$1,078	$1,246	$1,522
Mortgage loans	193	203	242
Equity securities	40	28	20
Limited partnership interests	292	287	267
Short-term investments	5	3	2
Policy loans	32	34	39
Other	90	75	59
Investment income, before expense	1,730	1,876	2,151
Investment expense	(71)	(57)	(70)
Net investment income	$1,659	$1,819	$2,081
Realized capital gains and losses
Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Fixed income securities	$(59)	$309	$(4)
Mortgage loans	—	6	2
Equity securities	(22)	(23)	134
Limited partnership interests	(5)	(32)	(4)
Derivatives	8	13	12
Other	1	(8)	3
Realized capital gains and losses	$(77)	$265	$143
Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Impairment write-downs	$(101)	$(63)	$(11)
Change in intent write-downs	(12)	(65)	(44)
Net other-than-temporary impairment losses recognized in earnings	(113)	(128)	(55)
Sales and other	31	383	184
Valuation and settlements of derivative instruments	5	10	14
Realized capital gains and losses	$(77)	$265	$143
Gross gains of $184 million, $542 million and $223 million and gross losses of $171 million, $147 million and $51 million were realized on sales of fixed income and equity securities during 2016, 2015 and 2014, respectively.
Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

($ in millions)	2016			2015			2014
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$—	$—	$—	$—	$—	$—	$(1)	$—	$(1)
Corporate	(23)	6	(17)	(25)	6	(19)	(4)	—	(4)
ABS	(4)	—	(4)	(16)	10	(6)	(5)	—	(5)
RMBS	—	(1)	(1)	—	—	—	2	(1)	1
CMBS	(15)	2	(13)	(1)	—	(1)	(1)	—	(1)
Total fixed income securities	(42)	7	(35)	(42)	16	(26)	(9)	(1)	(10)
Mortgage loans	—	—	—	4	—	4	5	—	5
Equity securities	(59)	—	(59)	(83)	—	(83)	(32)	—	(32)
Limited partnership interests	(15)	—	(15)	(17)	—	(17)	(18)	—	(18)
Other	(4)	—	(4)	(6)	—	(6)	—	—	—
Other-than-temporary impairment losses	$(120)	$7	$(113)	$(144)	$16	$(128)	$(54)	$(1)	$(55)
The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The

18

amount excludes $131 million and $138 million as of December 31, 2016 and 2015, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in millions)	December 31, 2016	December 31, 2015
Municipal	$(5)	$(5)
Corporate	(5)	(2)
ABS	(11)	(12)
RMBS	(43)	(49)
CMBS	(7)	(6)
Total	$(71)	$(74)
Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in millions)	2016	2015	2014
Beginning balance	$(200)	$(209)	$(299)
Additional credit loss for securities previously other-than-temporarily impaired	(16)	(8)	(6)
Additional credit loss for securities not previously other-than-temporarily impaired	(19)	(18)	(9)
Reduction in credit loss for securities disposed or collected	58	33	44
Change in credit loss due to accretion of increase in cash flows	1	2	2
Reduction in credit loss for securities sold in LBL disposition	—	—	59
Ending balance	$(176)	$(200)	$(209)
The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security’s original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

19

Unrealized net capital gains and losses
Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2016		Gains	Losses
Fixed income securities	$24,222	$1,310	$(200)	$1,110
Equity securities	1,511	117	(35)	82
Short-term investments	566	—	—	—
Derivative instruments (1)	5	5	—	5
EMA limited partnerships (2)				(2)
Unrealized net capital gains and losses, pre-tax				1,195
Amounts recognized for:
Insurance reserves (3)				—
DAC and DSI (4)				(140)
Amounts recognized				(140)
Deferred income taxes				(374)
Unrealized net capital gains and losses, after-tax				$681
____________

(1)	Included in the fair value of derivative instruments is $5 million classified as assets.

(2)
Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.

(3)
The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment, if any, primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.

(4)
The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2015		Gains	Losses
Fixed income securities	$24,629	$1,321	$(462)	$859
Equity securities	1,542	76	(60)	16
Short-term investments	816	—	—	—
Derivative instruments (1)	10	10	—	10
EMA limited partnerships				(2)
Unrealized net capital gains and losses, pre-tax				883
Amounts recognized for:
Insurance reserves				—
DAC and DSI				(62)
Amounts recognized				(62)
Deferred income taxes				(293)
Unrealized net capital gains and losses, after-tax				$528
____________

(1)	Included in the fair value of derivative instruments are $6 million classified as assets and $(4) million classified as liabilities.

20

Change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in millions)	2016	2015	2014
Fixed income securities	$251	$(1,436)	$966
Equity securities	66	(27)	(42)
Derivative instruments	(5)	8	15
EMA limited partnerships	—	—	—
Investments classified as held for sale	—	—	(190)
Total	312	(1,455)	749
Amounts recognized for:
Insurance reserves	—	28	(28)
DAC and DSI	(78)	114	(20)
Amounts recognized	(78)	142	(48)
Deferred income taxes	(81)	459	(246)
Increase (decrease) in unrealized net capital gains and losses, after-tax	$153	$(854)	$455
Portfolio monitoring
The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.
For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security’s decline in fair value is considered other than temporary and is recorded in earnings.
For fixed income and equity securities managed by third parties, either the Company has contractually retained its decision making authority as it pertains to selling securities that are in an unrealized loss position or it recognizes any unrealized loss at the end of the period through a charge to earnings.
The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

21

The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in millions)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2016
Fixed income securities
U.S. government and agencies	6	$104	$(2)	—	$—	$—	$(2)
Municipal	8	44	(1)	3	18	(6)	(7)
Corporate	629	4,767	(118)	56	414	(51)	(169)
ABS	18	95	(1)	13	76	(9)	(10)
RMBS	47	3	—	50	38	(3)	(3)
CMBS	12	57	(4)	4	15	(5)	(9)
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	721	5,070	(126)	126	561	(74)	(200)
Equity securities	167	200	(19)	62	80	(16)	(35)
Total fixed income and equity securities	888	$5,270	$(145)	188	$641	$(90)	$(235)

Investment grade fixed income securities	559	$4,348	$(100)	75	$350	$(47)	$(147)
Below investment grade fixed income securities	162	722	(26)	51	211	(27)	(53)
Total fixed income securities	721	$5,070	$(126)	126	$561	$(74)	$(200)

December 31, 2015
Fixed income securities
U.S. government and agencies	6	$91	$—	—	$—	$—	$—
Municipal	15	125	(3)	5	25	(9)	(12)
Corporate	953	5,315	(281)	78	568	(133)	(414)
Foreign government	1	2	—	—	—	—	—
ABS	81	1,152	(11)	16	154	(17)	(28)
RMBS	38	7	—	40	53	(4)	(4)
CMBS	12	75	(2)	1	2	(2)	(4)
Total fixed income securities	1,106	6,767	(297)	140	802	(165)	(462)
Equity securities	279	543	(49)	32	56	(11)	(60)
Total fixed income and equity securities	1,385	$7,310	$(346)	172	$858	$(176)	$(522)

Investment grade fixed income securities	780	$5,429	$(175)	82	$503	$(90)	$(265)
Below investment grade fixed income securities	326	1,338	(122)	58	299	(75)	(197)
Total fixed income securities	1,106	$6,767	$(297)	140	$802	$(165)	$(462)
As of December 31, 2016, $170 million of the $235 million unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $170 million, $120 million are related to unrealized losses on investment grade fixed income securities and $19 million are related to equity securities. Of the remaining $31 million, $17 million have been in an unrealized loss position for less than 12 months. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P Global Ratings (”S&P”), a comparable rating from another nationally recognized rating agency, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third party rating. Unrealized losses on investment grade securities are principally related to an increase in market yields which may include increased risk-free interest rates and/or wider credit spreads since the time of initial purchase.
As of December 31, 2016, the remaining $65 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $27 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $65 million, $22 million are related to below investment grade fixed income securities and $16 million are related to equity securities. Of these amounts, $9 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2016.

22

ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for ABS and RMBS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.
As of December 31, 2016, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2016, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.
Limited partnerships
As of December 31, 2016 and 2015, the carrying value of equity method limited partnerships totaled $2.19 billion and $1.77 billion, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment.
As of December 31, 2016 and 2015, the carrying value for cost method limited partnerships was $591 million and $530 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee’s capital. Additionally, the Company’s portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value.
Mortgage loans
The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $3.94 billion and $3.78 billion as of December 31, 2016 and 2015, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower.
The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2016	2015
California	19.3%	21.6%
Texas	11.0	9.5
New Jersey	8.5	9.1
Illinois	7.4	8.0
Florida	6.0	5.9
New York	3.8	5.0
The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2016	2015
Apartment complex	26.4%	24.5%
Office buildings	24.3	23.2
Retail	21.4	22.4
Warehouse	16.5	18.1
Other	11.4	11.8
Total	100.0%	100.0%

23

The contractual maturities of the mortgage loan portfolio as of December 31, 2016 are as follows:

($ in millions)	Number of loans	Carrying value	Percent
2017	27	$288	7.3%
2018	24	252	6.4
2019	7	200	5.1
2020	14	180	4.6
Thereafter	206	3,018	76.6
Total	278	$3,938	100.0%
Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan’s expected future repayment cash flows discounted at the loan’s original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell or present value of the loan’s expected future repayment cash flows. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2016.
Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.
Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.
The following table reflects the carrying value of non-impaired fixed rate mortgage loans summarized by debt service coverage ratio distribution as of December 31. There were no variable rate mortgage loans as of December 31, 2016 or 2015.

($ in millions)	2016	2015
Below 1.0	$52	$55
1.0 - 1.25	321	357
1.26 - 1.50	1,196	1,120
Above 1.50	2,364	2,243
Total non-impaired mortgage loans	$3,933	$3,775
Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.
The net carrying value of impaired mortgage loans as of December 31 is as follows:

($ in millions)	2016	2015
Impaired mortgage loans with a valuation allowance	$5	$6
Impaired mortgage loans without a valuation allowance	—	—
Total impaired mortgage loans	$5	$6
Valuation allowance on impaired mortgage loans	$3	$3
The average balance of impaired loans was $6 million, $11 million and $26 million during 2016, 2015 and 2014, respectively.

24

The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in millions)	2016	2015	2014
Beginning balance	$3	$8	$21
Net decrease in valuation allowance	—	(4)	(5)
Charge offs	—	(1)	(8)
Ending balance	$3	$3	$8
Payments on all mortgage loans were current as of December 31, 2016 and 2015.
Municipal bonds
The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2016	2015
Texas	16.9%	15.9%
California	14.9	15.0
Oregon	9.0	8.4
New Jersey	5.4	6.8
Michigan	5.2	4.9
New York	5.1	4.8
Concentration of credit risk
As of December 31, 2016, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity, other than U.S. government and its agencies.
Securities loaned
The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2016 and 2015, fixed income and equity securities with a carrying value of $520 million and $518 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $2 million in 2016 and $1 million in each of 2015 and 2014.
Other investment information
Included in fixed income securities are below investment grade assets totaling $3.17 billion and $3.20 billion as of December 31, 2016 and 2015, respectively.
As of December 31, 2016, fixed income securities and short-term investments with a carrying value of $23 million were on deposit with regulatory authorities as required by law.
As of December 31, 2016, the carrying value of fixed income securities and other investments that were non-income producing was $9 million.

25

7. Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2: Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.
The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.
The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.
The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.
The second situation where the Company classifies securities in Level 3 is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans, agent loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements.

26

In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis
Level 1 measurements

•	Fixed income securities: Comprise certain U.S. Treasury fixed income securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•
Short-term: Comprise U.S. Treasury bills valued based on unadjusted quoted prices for identical assets in active markets that the Company can access and actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•
Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

•	Fixed income securities:
U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - public: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - privately placed: Valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.
Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
ABS - collateralized debt obligations (“CDO”) and ABS - consumer and other: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS - CDO and ABS - consumer and other are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.
RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.
CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.
Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

•	Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

•
Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

27

•	Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.
OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.
Level 3 measurements

•	Fixed income securities:
Municipal: Comprise municipal bonds that are not rated by third party credit rating agencies. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable and municipal bonds in default valued based on the present value of expected cash flows.
Corporate - public and Corporate - privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.
ABS - CDO, ABS - consumer and other, and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

•
Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

•
Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

•
Contractholder funds:  Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis
Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are generally valued using net asset values.

28

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2016.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2016
Assets
Fixed income securities:
U.S. government and agencies	$619	$395	$—		$1,014
Municipal	—	2,215	59		2,274
Corporate - public	—	13,475	47		13,522
Corporate - privately placed	—	5,895	264		6,159
Foreign government	—	332	—		332
ABS - CDO	—	102	27		129
ABS - consumer and other	—	160	42		202
RMBS	—	333	—		333
CMBS	—	241	—		241
Redeemable preferred stock	—	16	—		16
Total fixed income securities	619	23,164	439		24,222
Equity securities	1,432	3	76		1,511
Short-term investments	166	400	—		566
Other investments: Free-standing derivatives	—	101	1	$(6)	96
Separate account assets	3,373	—	—		3,373
Other assets	—	—	1		1
Total recurring basis assets	5,590	23,668	517	(6)	29,769
Non-recurring basis (1)	—	—	9		9
Total assets at fair value	$5,590	$23,668	$526	$(6)	$29,778
% of total assets at fair value	18.7%	79.5%	1.8%	—%	100%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(289)		$(289)
Other liabilities: Free-standing derivatives	—	(39)	(3)	$2	(40)
Total liabilities at fair value	$—	$(39)	$(292)	$2	$(329)
% of total liabilities at fair value	—%	11.9%	88.7%	(0.6)%	100%
_______________________
(1) Includes $9 million of limited partnership investments written-down to fair value in connection with recognizing other-than-temporary impairments.

29

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2015.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2015
Assets
Fixed income securities:
U.S. government and agencies	$546	$431	$—		$977
Municipal	—	2,364	78		2,442
Corporate - public	—	12,490	44		12,534
Corporate - privately placed	—	5,523	447		5,970
Foreign government	—	384	—		384
ABS - CDO	—	178	53		231
ABS - consumer and other	—	1,145	44		1,189
RMBS	—	451	—		451
CMBS	—	436	—		436
Redeemable preferred stock	—	15	—		15
Total fixed income securities	546	23,417	666		24,629
Equity securities	1,479	3	60		1,542
Short-term investments	193	623	—		816
Other investments: Free-standing derivatives	—	59	1	$(11)	49
Separate account assets	3,639	—	—		3,639
Other assets	1	—	1		2
Total recurring basis assets	5,858	24,102	728	(11)	30,677
Non-recurring basis (1)	—	—	8		8
Total assets at fair value	$5,858	$24,102	$736	$(11)	$30,685
% of total assets at fair value	19.1%	78.5%	2.4%	—%	100%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(299)		$(299)
Other liabilities: Free-standing derivatives	—	(7)	(8)	$1	(14)
Total liabilities at fair value	$—	$(7)	$(307)	$1	$(313)
% of total liabilities at fair value	—%	2.2%	98.1%	(0.3)%	100%
________________________

(1)	Includes $3 million of limited partnership interests and $5 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.
The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in millions)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2016
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(246)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.75%
December 31, 2015
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(247)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.76%

The embedded derivatives are equity-indexed and forward starting options in certain life and annuity products that provide customers with interest crediting rates based on the performance of the S&P 500. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.
As of December 31, 2016 and 2015, Level 3 fair value measurements of fixed income securities total $439 million and $666 million, respectively, and include $296 million and $577 million, respectively, of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase

30

(decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.
The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2015	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$78	$12	$(8)	$6	$—
Corporate - public	44	—	—	16	(15)
Corporate - privately placed	447	15	18	16	(277)
ABS - CDO	53	1	5	8	(1)
ABS - consumer and other	44	—	(3)	3	(7)
Total fixed income securities	666	28	12	49	(300)
Equity securities	60	(15)	5	—	(4)
Free-standing derivatives, net	(7)	6	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$720	$19	$17	$49	$(304)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(299)	$6	$—	$—	$—
Total recurring Level 3 liabilities	$(299)	$6	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2016
Assets
Fixed income securities:
Municipal	$—	$(27)	$—	$(2)	$59
Corporate - public	6	(3)	—	(1)	47
Corporate - privately placed	108	(15)	—	(48)	264
ABS - CDO	—	(2)	—	(37)	27
ABS - consumer and other	7	—	—	(2)	42
Total fixed income securities	121	(47)	—	(90)	439
Equity securities	32	(2)	—	—	76
Free-standing derivatives, net	—	—	—	(1)	(2)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$153	$(49)	$—	$(91)	$514
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(3)	$7	$(289)
Total recurring Level 3 liabilities	$—	$—	$(3)	$7	$(289)
_____________________

(1)
The effect to net income totals $25 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $8 million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits.

(2)	Comprises $1 million of assets and $3 million of liabilities.

31

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2014	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$106	$5	$(5)	$—	$—
Corporate - public	160	—	(2)	—	(111)
Corporate - privately placed	632	14	(17)	10	(79)
ABS - CDO	67	—	2	21	(17)
ABS - consumer and other	62	(1)	—	—	(41)
CMBS	1	—	(1)	—	—
Total fixed income securities	1,028	18	(23)	31	(248)
Equity securities	37	(1)	(3)	—	—
Free-standing derivatives, net	(7)	1	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$1,059	$18	$(26)	$31	$(248)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(323)	$19	$—	$—	$—
Total recurring Level 3 liabilities	$(323)	$19	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2015
Assets
Fixed income securities:
Municipal	$—	$(23)	$—	$(5)	$78
Corporate - public	1	—	—	(4)	44
Corporate - privately placed	29	(67)	—	(75)	447
ABS - CDO	—	(1)	—	(19)	53
ABS - consumer and other	27	—	—	(3)	44
CMBS	—	—	—	—	—
Total fixed income securities	57	(91)	—	(106)	666
Equity securities	32	(5)	—	—	60
Free-standing derivatives, net	—	—	—	(1)	(7)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$89	$(96)	$—	$(107)	$720
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$7	$(299)
Total recurring Level 3 liabilities	$—	$—	$(2)	$7	$(299)
 ____________________

(1)
The effect to net income totals $37 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $6 million in realized capital gains and losses, $12 million in net investment income, $26 million in interest credited to contractholder funds and $(7) million in contract benefits.

(2)	Comprises $1 million of assets and $8 million of liabilities.

32

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2013	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$119	$—	$18	$—	$(17)
Corporate	1,008	20	(14)	85	(114)
ABS	112	—	3	16	(12)
CMBS	1	—	—	—	(4)
Redeemable preferred stock	1	—	—	—	—
Total fixed income securities	1,241	20	7	101	(147)
Equity securities	6	—	(1)	—	(1)
Free-standing derivatives, net	(5)	—	—	—	—
Other assets	—	1	—	—	—
Assets held for sale	362	(1)	2	4	(2)
Total recurring Level 3 assets	$1,604	$20	$8	$105	$(150)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(307)	$(8)	$—	$—	$—
Liabilities held for sale	(246)	17	—	—	—
Total recurring Level 3 liabilities	$(553)	$9	$—	$—	$—

	Sold in LBL disposition (3)	Purchases/Issues (4)	Sales	Settlements	Balance as of December 31, 2014
Assets
Fixed income securities:
Municipal	$—	$—	$(11)	$(3)	$106
Corporate	—	20	(109)	(104)	792
ABS	—	21	—	(11)	129
CMBS	4	—	—	—	1
Redeemable preferred stock	—	—	(1)	—	—
Total fixed income securities	4	41	(121)	(118)	1,028
Equity securities	—	39	(6)	—	37
Free-standing derivatives, net	—	2	—	(4)	(7)	(2)
Other assets	—	—	—	—	1
Assets held for sale	(351)	—	(8)	(6)	—
Total recurring Level 3 assets	$(347)	$82	$(135)	$(128)	$1,059
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$(14)	$—	$6	$(323)
Liabilities held for sale	230	(4)	—	3	—
Total recurring Level 3 liabilities	$230	$(18)	$—	$9	$(323)
_________________________

(1)
The effect to net income totals $29 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $11 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds, $15 million in contract benefits and $(4) million in loss on disposition of operations.

(2)	Comprises $2 million of assets and $9 million of liabilities.

(3)	Includes transfers from held for sale that took place in first quarter 2014 of $4 million for CMBS and $(4) million for Assets held for sale.

(4)	Represents purchases for assets and issues for liabilities.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into

33

Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.
There were no transfers between Level 1 and Level 2 during 2016, 2015 or 2014.
Transfers into Level 3 during 2016, 2015 and 2014 included situations where a fair value quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2016, 2015 and 2014 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.
The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in millions)	2016	2015	2014
Assets
Fixed income securities:
Municipal	$2	$—	$(1)
Corporate	1	11	11
ABS	—	1	—
CMBS	—	—	1
Total fixed income securities	3	12	11
Equity securities	(15)	(1)	—
Free-standing derivatives, net	5	1	5
Other assets	—	—	1
Total recurring Level 3 assets	$(7)	$12	$17

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$6	$19	$(8)
Liabilities held for sale	—	—	17
Total recurring Level 3 liabilities	$6	$19	$9
The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(1) million in 2016 and are reported as follows: $(18) million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits. These gains and losses total $31 million in 2015 and are reported as follows: $(2) million in realized capital gains and losses, $14 million in net investment income, $26 million in interest credited to contractholder funds and $(7) million in contract benefits. These gains and losses total $26 million in 2014 and are reported as follows: $4 million in realized capital gains and losses, $12 million in net investment income, $(5) million in interest credited to contractholder funds and $15 million in contract benefits.
Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.
Financial assets

($ in millions)	December 31, 2016		December 31, 2015
	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$3,938	$3,963	$3,781	$3,920
Cost method limited partnerships	591	681	530	661
Bank loans	467	467	502	493
Agent loans	467	467	422	408
Notes due from related party	325	325	275	275

The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value

34

of agent loans, which are reported in other investments, is based on discounted cash flow calculations. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, bank loans, agent loans and notes due from related party are categorized as Level 3.
Financial liabilities

($ in millions)	December 31, 2016		December 31, 2015
	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$11,276	$11,972	$12,387	$12,836
Notes due to related parties	465	465	275	275
Liability for collateral	550	550	550	550

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts incorporating current market-based crediting rates for similar contracts that reflect the Company’s own credit risk. Deferred annuities classified in contractholder funds are valued based on discounted cash flow models that incorporate current market-based margins and reflect the Company’s own credit risk. Immediate annuities without life contingencies and funding agreements are valued based on discounted cash flow models that incorporate current market-based implied interest rates and reflect the Company’s own credit risk. The fair value measurement for contractholder funds on investment contracts is categorized as Level 3.
Notes due to related parties comprise surplus notes and agent loan collateralized notes. The fair value of surplus notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company’s own credit risk. Since the surplus notes may be called at par value, their fair value will not be greater than par value. The fair value of agent loan collateralized notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Corporation’s credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurement for liability for collateral is categorized as Level 2. The fair value measurement for notes due to related parties is categorized as Level 3.
8. Derivative Financial Instruments and Off-balance sheet Financial Instruments
The Company uses derivatives for risk reduction and to increase investment portfolio returns through asset replication. Risk reduction activity is focused on managing the risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations.
The Company utilizes several derivative strategies to manage risk. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. Credit default swaps are typically used to mitigate the credit risk within the Company’s fixed income portfolio. Futures and options are used for hedging the equity exposure contained in the Company’s equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses equity index futures to offset valuation losses in the equity portfolio during periods of declining equity market values. Interest rate swaps are used to hedge interest rate risk inherent in funding agreements. Foreign currency swaps and forwards are primarily used by the Company to reduce the foreign currency risk associated with holding foreign currency denominated investments.
The Company may also use derivatives to manage the risk associated with corporate actions, including the sale of a business. During 2014, swaptions were utilized to hedge the expected proceeds from the disposition of LBL.
Asset replication refers to the “synthetic” creation of assets through the use of derivatives. The Company replicates fixed income securities using a combination of a credit default swap or a foreign currency forward contract and one or more highly rated fixed income securities, primarily investment grade host bonds, to synthetically replicate the economic characteristics of one or more cash market securities. The Company replicates equity securities using futures to increase equity exposure.
The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders.

35

When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.
The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.
Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts.  As of December 31, 2016, the Company pledged $2 million of cash in the form of margin deposits.
For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income.
Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

36

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2016.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other investments	$49	n/a	$5	$5	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	65	n/a	1	1	—
Equity and index contracts
Options	Other investments	—	3,917	87	87	—
Financial futures contracts	Other assets	—	6	—	—	—
Foreign currency contracts
Foreign currency forwards	Other investments	173	n/a	7	8	(1)
Credit default contracts
Credit default swaps – buying protection	Other investments	25	n/a	(1)	—	(1)
Credit default swaps – selling protection	Other investments	80	n/a	1	1	—
Other contracts
Other contracts	Other assets	3	n/a	1	1	—
Subtotal		346	3,923	96	98	(2)
Total asset derivatives		$395	3,923	$101	$103	$(2)

Liability derivatives
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	$—	3,928	$(37)	$—	$(37)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	391	n/a	(34)	—	(34)
Guaranteed withdrawal benefits	Contractholder funds	290	n/a	(9)	—	(9)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,737	n/a	(246)	—	(246)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	6	n/a	—	—	—
Credit default swaps – selling protection	Other liabilities & accrued expenses	100	n/a	(3)	—	(3)
Subtotal		2,524	3,928	(329)	—	(329)
Total liability derivatives		2,524	3,928	(329)	$—	$(329)

Total derivatives		$2,919	7,851	$(228)
_________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

37

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2015.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other investments	$45	n/a	$6	$6	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	42	n/a	—	—	—
Equity and index contracts
Options	Other investments	—	3,730	44	44	—
Financial futures contracts	Other assets	—	997	1	1	—
Foreign currency contracts
Foreign currency forwards	Other investments	81	n/a	1	1	—
Credit default contracts
Credit default swaps – buying protection	Other investments	51	n/a	2	3	(1)
Credit default swaps – selling protection	Other investments	80	n/a	1	1	—
Other contracts
Other contracts	Other assets	3	n/a	1	1	—
Subtotal		257	4,727	50	51	(1)
Total asset derivatives		$302	4,727	$56	$57	$(1)

Liability derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other liabilities & accrued expenses	$19	n/a	$4	$4	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate swap agreements	Other liabilities & accrued expenses	85	n/a	—	—	—
Interest rate cap agreements	Other liabilities & accrued expenses	72	n/a	1	1	—
Equity and index contracts
Options	Other liabilities & accrued expenses	—	3,645	(6)	—	(6)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	481	n/a	(38)	—	(38)
Guaranteed withdrawal benefits	Contractholder funds	332	n/a	(14)	—	(14)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,781	n/a	(247)	—	(247)
Other embedded derivative financial instruments	Contractholder funds	85	n/a	—	—	—
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	2	n/a	—	—	—
Credit default swaps – selling protection	Other liabilities & accrued expenses	100	n/a	(8)	—	(8)
Subtotal		2,938	3,645	(312)	1	(313)
Total liability derivatives		2,957	3,645	(308)	$5	$(313)

Total derivatives		$3,259	8,372	$(252)
__________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

38

The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in millions)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2016
Asset derivatives	$14	$(2)	$(4)	$8	$(1)	$7
Liability derivatives	(5)	2	—	(3)	4	1

December 31, 2015
Asset derivatives	$15	$(6)	$(5)	$4	$(1)	$3
Liability derivatives	(9)	6	(5)	(8)	7	(1)
The following table provides a summary of the impacts of the Company’s foreign currency contracts in cash flow hedging relationships for the years ended December 31. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be a gain of $2 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2016, 2015 or 2014.

($ in millions)	2016	2015	2014
(Loss) gain recognized in OCI on derivatives during the period	$(1)	$10	$12
Gain recognized in OCI on derivatives during the term of the hedging relationship	5	10	2
Gain (loss) reclassified from AOCI into income (net investment income)	1	(1)	(1)
Gain (loss) reclassified from AOCI into income (realized capital gains and losses)	3	3	(2)
The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income. In 2016, 2015 and 2014, the Company had no derivatives used in fair value hedging relationships.

($ in millions)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Loss on disposition of operations	Total gain (loss) recognized in net income on derivatives
2016
Equity and index contracts	$(4)	$—	$18	$—	$14
Embedded derivative financial instruments	—	9	1	—	10
Foreign currency contracts	6	—	—	—	6
Credit default contracts	3	—	—	—	3
Total	$5	$9	$19	$—	$33

2015
Equity and index contracts	$—	$—	$(9)	$—	$(9)
Embedded derivative financial instruments	—	(7)	31	—	24
Foreign currency contracts	6	—	—	—	6
Credit default contracts	4	—	—	—	4
Total	$10	$(7)	$22	$—	$25

2014
Interest rate contracts	$(3)	$—	$—	$(4)	$(7)
Equity and index contracts	(1)	—	38	—	37
Embedded derivative financial instruments	—	15	(14)	—	1
Foreign currency contracts	10	—	—	—	10
Credit default contracts	8	—	—	—	8
Other contracts	—	—	(2)	—	(2)
Total	$14	$15	$22	$(4)	$47
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either

39

pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2016, counterparties pledged $5 million in cash and securities to the Company, and the Company pledged $4 million in securities to counterparties as collateral posted under MNAs for contracts without credit-risk-contingent features. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.
Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.
The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in millions)	2016				2015
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	5	$312	$12	$9	1	$82	$5	$—
A	—	—	—	—	5	178	6	6
A-	—	—	—	—	1	16	3	—
BBB+	—	—	—	—	2	36	—	—
Total	5	$312	$12	$9	9	$312	$14	$6
_________________________

(1)	Rating is the lower of S&P or Moody’s ratings.

(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.
Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.
Certain of the Company’s derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative agreement or a specific trade on certain dates if AIC’s, ALIC’s or Allstate Life Insurance Company of New York’s (“ALNY”) financial strength credit ratings by Moody’s or S&P fall below a certain level. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative agreement if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on AIC’s, ALIC’s or ALNY’s financial strength credit ratings by Moody’s or S&P, or in the event AIC, ALIC or ALNY are no longer rated by either Moody’s or S&P.
The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in millions)	2016	2015
Gross liability fair value of contracts containing credit-risk-contingent features	$2	$9
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(2)	(1)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	—	(7)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$—	$1
Credit derivatives - selling protection
A credit default swap (“CDS”) is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is

40

not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.
The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
December 31, 2016
First-to-default Basket
Municipal	$—	$—	$100	$—	$100	$(3)
Index
Corporate debt	1	19	50	10	80	1
Total	$1	$19	$150	$10	$180	$(2)

December 31, 2015
First-to-default Basket
Municipal	$—	$—	$100	$—	$100	$(8)
Index
Corporate debt	1	20	52	7	80	1
Total	$1	$20	$152	$7	$180	$(7)
In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default (“FTD”) structure or credit derivative index (“CDX”) that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity’s public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. For CDX, the reference entity’s name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.
The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.
Off-balance sheet financial instruments
The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in millions)	2016	2015
Commitments to invest in limited partnership interests	$1,400	$1,269
Private placement commitments	13	21
Other loan commitments	80	46
In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.
Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.
Private placement commitments represent commitments to purchase private placement debt and private equity securities at a specified future date. The Company enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying

41

private placement securities are not yet final. Because the private equity securities are not actively traded, it is not practical to estimate fair value of the commitments.
Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.
9. Reserve for Life-Contingent Contract Benefits and Contractholder Funds
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in millions)	2016	2015
Immediate fixed annuities:
Structured settlement annuities	$6,681	$6,673
Other immediate fixed annuities	1,935	2,035
Traditional life insurance	2,373	2,347
Accident and health insurance	232	234
Other	101	105
Total reserve for life-contingent contract benefits	$11,322	$11,394
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.9% to 9.0%	Present value of contractually specified future benefits
Other immediate fixed annuities
1983 group annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table; 1983 individual annuity mortality table with internal modifications
		Interest rate assumptions range from 0% to 11.5%	Present value of expected future benefits based on historical experience
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 11.3%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.0% to 5.8%	Projected benefit ratio applied to cumulative assessments
______________________

(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability is included in the reserve for life-contingent contract benefits with respect to this deficiency. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability was zero as of both December 31, 2016 and 2015.

42

As of December 31, contractholder funds consist of the following:

($ in millions)	2016	2015
Interest-sensitive life insurance	$7,312	$7,262
Investment contracts:
Fixed annuities	11,893	12,934
Funding agreements backing medium-term notes	—	85
Other investment contracts	265	261
Total contractholder funds	$19,470	$20,542
The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 10.5% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities	Interest rates credited range from 0% to 9.8% for immediate annuities; (8.0)% to 13.3% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.1% to 6.0% for all other products
Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 17.9% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable (1) and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities
	Interest rates used in establishing reserves range from 1.5% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
______________________

(1)	In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.
Contractholder funds as of December 31, 2015 included funding agreements held by a VIE, Allstate Life Global Funding, that issued medium-term notes. The VIE’s primary assets were funding agreements used exclusively to back medium-term note programs.
Contractholder funds activity for the years ended December 31 is as follows:

($ in millions)	2016	2015	2014
Balance, beginning of year	$20,542	$21,816	$23,604
Classified as held for sale, beginning balance	—	—	10,945
Total, including those classified as held for sale	20,542	21,816	34,549
Deposits	969	1,052	1,227
Interest credited	672	716	892
Benefits	(947)	(1,060)	(1,178)
Surrenders and partial withdrawals	(1,014)	(1,246)	(2,253)
Maturities of and interest payments on institutional products	(86)	(1)	(2)
Contract charges	(665)	(684)	(798)
Net transfers from separate accounts	5	7	7
Other adjustments	(6)	(58)	34
Sold in LBL disposition	—	—	(10,662)
Balance, end of year	$19,470	$20,542	$21,816
The Company offered various guarantees to variable annuity contractholders. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders

43

bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuities contracts’ separate accounts with guarantees included $2.92 billion and $3.20 billion of equity, fixed income and balanced mutual funds and $364 million and $340 million of money market mutual funds as of December 31, 2016 and 2015, respectively.
The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	December 31,
	2016	2015
In the event of death
Separate account value	$3,280	$3,541
Net amount at risk (1)	$585	$675
Average attained age of contractholders	70 years	69 years
At annuitization (includes income benefit guarantees)
Separate account value	$915	$967
Net amount at risk (2)	$265	$281
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$267	$294
Net amount at risk (3)	$10	$10
Accumulation at specified dates
Separate account value	$310	$371
Net amount at risk (4)	$26	$31
Weighted average waiting period until guarantee date	3 years	4 years
____________

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.
Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.
Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

44

The following table summarizes the liabilities for guarantees.

($ in millions)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2015 (1)	$223	$67	$75	$365
Less reinsurance recoverables	106	64	52	222
Net balance as of December 31, 2015	117	3	23	143
Incurred guarantee benefits	26	—	11	37
Paid guarantee benefits	—	—	—	—
Net change	26	—	11	37
Net balance as of December 31, 2016	143	3	34	180
Plus reinsurance recoverables	101	40	43	184
Balance, December 31, 2016 (2)	$244	$43	$77	$364

Balance, December 31, 2014 (3)	$195	$95	$60	$350
Less reinsurance recoverables	98	91	45	234
Net balance as of December 31, 2014	97	4	15	116
Incurred guarantee benefits	20	(1)	8	27
Paid guarantee benefits	—	—	—	—
Net change	20	(1)	8	27
Net balance as of December 31, 2015	117	3	23	143
Plus reinsurance recoverables	106	64	52	222
Balance, December 31, 2015 (1)	$223	$67	$75	$365
____________

(1)
Included in the total liability balance as of December 31, 2015 are reserves for variable annuity death benefits of $105 million, variable annuity income benefits of $64 million, variable annuity accumulation benefits of $38 million, variable annuity withdrawal benefits of $14 million and other guarantees of $144 million.

(2)
Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $100 million, variable annuity income benefits of $40 million, variable annuity accumulation benefits of $34 million, variable annuity withdrawal benefits of $9 million and other guarantees of $181 million.

(3)
Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $96 million, variable annuity income benefits of $92 million, variable annuity accumulation benefits of $32 million, variable annuity withdrawal benefits of $13 million and other guarantees of $117 million.

10. Reinsurance
The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.
For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

Period	Retention limits
April 2015 through current	Single life: $2 million per life Joint life: no longer offered
April 2011 through March 2015
Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life

45

In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $1.41 billion and $1.44 billion as of December 31, 2016 and 2015, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2016, premiums and contract charges of $78 million, contract benefits of $21 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $15 million were ceded to Prudential. In 2015, premiums and contract charges of $94 million, contract benefits of $40 million, interest credited to contractholder funds of $21 million, and operating costs and expenses of $18 million were ceded to Prudential. In 2014, premiums and contract charges of $109 million, contract benefits of $36 million, interest credited to contractholder funds of $21 million, and operating costs and expenses of $20 million were ceded to Prudential. In addition, as of December 31, 2016 and 2015 the Company had reinsurance recoverables of $144 million and $148 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.
The Company is the assuming reinsurer for LBL’s life insurance business sold through the Allstate agency channel and LBL’s payout annuity business in force prior to the sale of LBL on April 1, 2014. Under the terms of the reinsurance agreement, the Company is required to have a trust with assets greater than or equal to the statutory reserves ceded by LBL to the Company, measured on a monthly basis. As of December 31, 2016, the trust held $5.94 billion of investments, which are reported in the Consolidated Statement of Financial Position.
As of December 31, 2016, the gross life insurance in force was $406.29 billion of which $5.53 billion and $88.51 billion was ceded to the affiliated and unaffiliated reinsurers, respectively.
The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Direct	$715	$728	$1,084
Assumed
Affiliate	138	131	130
Non-affiliate	803	835	614
Ceded
Affiliate	(53)	(41)	—
Non-affiliate	(294)	(315)	(392)
Premiums and contract charges, net of reinsurance	$1,309	$1,338	$1,436
The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Direct	$999	$1,023	$1,295
Assumed
Affiliate	90	79	88
Non-affiliate	522	541	398
Ceded
Affiliate	(36)	(32)	—
Non-affiliate	(188)	(205)	(329)
Contract benefits, net of reinsurance	$1,387	$1,406	$1,452
The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Direct	$598	$636	$827
Assumed
Affiliate	9	10	9
Non-affiliate	116	111	82
Ceded
Affiliate	(21)	(16)	—
Non-affiliate	(25)	(24)	(27)
Interest credited to contractholder funds, net of reinsurance	$677	$717	$891

46

Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

($ in millions)	2016	2015
Annuities	$1,411	$1,443
Life insurance	1,299	1,348
Other	81	80
Total	$2,791	$2,871
As of both December 31, 2016 and 2015, approximately 77% of the Company’s reinsurance recoverables are due from companies rated A- or better by S&P.
11. Deferred Policy Acquisition and Sales Inducement Costs
Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Balance, beginning of year	$1,314	$1,271	$1,331
Classified as held for sale, beginning balance	—	—	743
Total, including those classified as held for sale	1,314	1,271	2,074
Acquisition costs deferred	79	124	163
Amortization charged to income	(134)	(151)	(162)
Effect of unrealized gains and losses	(72)	99	(97)
Reinsurance ceded (1)	—	(29)	—
Sold in LBL disposition	—	—	(707)
Balance, end of year	$1,187	$1,314	$1,271
______________________

(1)	In 2015, DAC decreased as a result of a reinsurance agreement with AAC.
DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in millions)	2016	2015	2014
Balance, beginning of year	$45	$44	$42
Classified as held for sale, beginning balance	—	—	28
Total, including those classified as held for sale	45	44	70
Sales inducements deferred	1	3	4
Amortization charged to income	(5)	(4)	(4)
Effect of unrealized gains and losses	(1)	2	(3)
Sold in LBL disposition	—	—	(23)
Balance, end of year	$40	$45	$44
12. Guarantees and Contingent Liabilities
Guaranty funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2016 and 2015, the liability balance included in other liabilities and accrued expenses was $1 million and $10 million, respectively. The related premium tax offsets included in other assets were $9 million and $15 million as of December 31, 2016 and 2015, respectively.
Guarantees
In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred

47

and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.
Related to the sale of LBL on April 1, 2014, the Company has agreed to indemnify Resolution Life Holdings, Inc. in connection with certain representations, warranties and covenants of the Company, and certain liabilities specifically excluded from the transaction, subject to specific contractual limitations regarding the Company’s maximum obligation. Management does not believe these indemnifications will have a material effect on results of operations, cash flows or financial position of the Company.
Related to the disposal through reinsurance of substantially all of the Company’s variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including certain liabilities arising from the Company’s provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.
The aggregate liability balance related to all guarantees was not material as of December 31, 2016.
Regulation and Compliance
The Company is subject to extensive laws, regulations and regulatory actions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, impose fines and penalties for unintended errors or mistakes, and otherwise expand overall regulation of insurance products and the insurance industry. In addition, the Company is subject to laws and regulations administered and enforced by federal agencies and other organizations, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, and the U.S. Department of Justice. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.
The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company’s practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.
13. Income Taxes
ALIC and its subsidiaries (the “Allstate Life Group”) join with the Corporation (the “Allstate Group”) in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group’s annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.
The Internal Revenue Service (“IRS”) is currently examining the Allstate Group’s 2013 and 2014 federal income tax returns. The Allstate Group’s tax years prior to 2013 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of the Allstate Group’s tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.
The Company had a $1 million liability for unrecognized tax benefits as of both December 31, 2016 and 2015. The Company had no liability for unrecognized tax benefits as of December 3l, 2014. The change in the liability for unrecognized tax benefits in 2015 related to the increase for tax positions taken in a prior year. The Company believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. Because of the impact of deferred tax accounting, recognition of previously unrecognized tax benefits is not expected to impact the Company’s effective tax rate.
The Company recognizes interest accrued related to unrecognized tax benefits in income tax expense. The Company did not record interest income or expense relating to unrecognized tax benefits in income tax expense in 2016, 2015 or 2014. As of December 31, 2016 and 2015, there was no interest accrued with respect to unrecognized tax benefits. No amounts have been accrued for penalties.

48

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in millions)	2016	2015
Deferred assets
Deferred reinsurance gain	$16	$17
Difference in tax bases of investments	—	46
Other assets	4	9
Total deferred assets	20	72
Deferred liabilities
DAC	(370)	(387)
Unrealized net capital gains	(369)	(287)
Life and annuity reserves	(362)	(309)
Difference in tax bases of investments	(35)	—
Other liabilities	(75)	(75)
Total deferred liabilities	(1,211)	(1,058)
Net deferred liability	$(1,191)	$(986)
Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.
The components of income tax expense for the years ended December 31 are as follows:

($ in millions)	2016	2015	2014
Current	$24	$251	$101
Deferred	120	50	132
Total income tax expense	$144	$301	$233
The Company received a refund of $22 million in 2016 and paid income taxes of $221 million and $80 million in 2015 and 2014, respectively. The Company had current income tax receivable of $16 million and $30 million as of December 31, 2016 and 2015, respectively.
A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
Tax credits	(3.3)	(1.7)	(1.9)
Dividends received deduction	(1.3)	(0.6)	(0.9)
Adjustments to prior year tax liabilities	—	(0.3)	(0.2)
Sale of subsidiary	—	—	(1.8)
State income taxes	0.3	0.4	0.1
Non-deductible expenses	0.2	0.2	0.2
Change in accounting for investments in qualified affordable housing projects	—	2.0	—
Other	0.1	(0.1)	0.2
Effective income tax rate	31.0%	34.9%	30.7%
14. Capital Structure
Debt outstanding
All of the Company’s outstanding debt as of December 31, 2016 and 2015 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 5. The Company paid $15 million, $16 million and $16 million of interest on debt in 2016, 2015 and 2014, respectively.
The Company had $56 million and $44 million of investment-related debt that is reported in other liabilities and accrued expenses as of December 31, 2016 and 2015, respectively. This includes a commitment to fund a limited partnership of $22 million and debt related to other investments of $34 million as of December 31, 2016 and a commitment to fund a limited partnership of $44 million as of December 31, 2015. The Company has an outstanding line of credit to fund the limited partnership.

49

15. Statutory Financial Information and Dividend Limitations
ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.
All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.
Statutory net income (loss) of ALIC and its insurance subsidiaries was $192 million, $(67) million and $1.01 billion in 2016, 2015 and 2014, respectively. Statutory capital and surplus was $3.05 billion and $2.87 billion as of December 31, 2016 and 2015, respectively.
Dividend Limitations
The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance (“IL DOI”) is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company did not pay any dividends in 2016. The maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2017 is $305 million.  The payment of a dividend in excess of this amount requires 30 days advance written notice to the IL DOI. The dividend is deemed approved, unless the IL DOI disapproves it within the 30 day notice period. Additionally, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled $432 million as of December 31, 2016, and cannot result in capital and surplus being less than the minimum amount required by law.
Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain adjusted statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total adjusted statutory capital and surplus and authorized control level RBC of ALIC were $3.47 billion and $541 million, respectively, as of December 31, 2016. ALIC’s insurance subsidiaries are included as a component of ALIC’s total statutory capital and surplus.
Intercompany transactions
Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.
16. Benefit Plans
Pension and other postretirement plans
Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $7 million, $6 million and $7 million in 2016, 2015 and 2014, respectively.
The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.
Allstate 401(k) Savings Plan
Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Corporation’s contributions are based on the Corporation’s matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $4 million, $5 million and $7 million in 2016, 2015 and 2014, respectively.

50

17. Other Comprehensive Income
The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in millions)	2016			2015			2014
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$134	$(46)	$88	$(1,048)	$366	$(682)	$805	$(282)	$523
Less: reclassification adjustment of realized capital gains and losses	(100)	35	(65)	265	(93)	172	104	(36)	68
Unrealized net capital gains and losses	234	(81)	153	(1,313)	459	(854)	701	(246)	455
Unrealized foreign currency translation adjustments	6	(2)	4	(6)	2	(4)	(6)	2	(4)
Other comprehensive income (loss)	$240	$(83)	$157	$(1,319)	$461	$(858)	$695	$(244)	$451
18. Quarterly Results (unaudited)

($ in millions)	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2016	2015	2016	2015	2016	2015	2016	2015
Revenues	$685	$927	$742	$862	$713	$992	$751	$641
Net income	52	153	94	150	65	239	108	19

51

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2016

($ in millions)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$968	$1,014	$1,014
States, municipalities and political subdivisions	2,017	2,274	2,274
Foreign governments	304	332	332
Public utilities	3,339	3,611	3,611
All other corporate bonds	15,606	16,070	16,070
Asset-backed securities	337	331	331
Residential mortgage-backed securities	294	333	333
Commercial mortgage-backed securities	233	241	241
Redeemable preferred stocks	14	16	16
Total fixed maturities	23,112	$24,222	24,222

Equity securities:
Common stocks:
Public utilities	31	$32	32
Banks, trusts and insurance companies	203	218	218
Industrial, miscellaneous and all other	1,181	1,246	1,246
Nonredeemable preferred stocks	14	15	15
Total equity securities	1,429	$1,511	1,511

Mortgage loans on real estate	3,938	$3,963	3,938
Real estate (none acquired in satisfaction of debt)	129		129
Policy loans	563		563
Derivative instruments	91	$96	96
Limited partnership interests	2,776		2,776
Other long-term investments	1,266		1,266
Short-term investments	566	$566	566
Total investments	$33,870		$35,067

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE

($ in millions)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2016
Life insurance in force	$115,034	$94,041	$291,256	$312,249	93.3%

Premiums and contract charges:
Life insurance	$675	$325	$869	$1,219	71.3%
Accident and health insurance	40	22	72	90	80.0%
Total premiums and contract charges	$715	$347	$941	$1,309	71.9%

Year ended December 31, 2015
Life insurance in force	$127,978	$98,527	$296,291	$325,742	91.0%

Premiums and contract charges:
Life insurance	$689	$334	$898	$1,253	71.7%
Accident and health insurance	39	22	68	85	80.0%
Total premiums and contract charges	$728	$356	$966	$1,338	72.2%

Year ended December 31, 2014
Life insurance in force	$119,024	$97,574	$305,313	$326,763	93.4%

Premiums and contract charges:
Life insurance	$1,022	$353	$674	$1,343	50.2%
Accident and health insurance	62	39	70	93	75.3%
Total premiums and contract charges	$1,084	$392	$744	$1,436	51.8%
______________________________

(1)	No reinsurance or coinsurance income was netted against premium ceded in 2016, 2015 or 2014.

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in millions)		Additions
Description	Balance as of beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period

Year ended December 31, 2016

Allowance for estimated losses on mortgage loans	$3	$—	$—	$—	$3

Year ended December 31, 2015

Allowance for estimated losses on mortgage loans	$8	$(4)	$—	$1	$3

Year ended December 31, 2014

Allowance for estimated losses on mortgage loans	$21	$(5)	$—	$8	$8

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company (“Allstate Life” or “Depositor”) and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts (“Separate Account”) are filed herewith in Part B of this Registration Statement.
(b) Exhibits

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-77605) dated May 3, 1999).

(1)(b) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 033-62203) dated April 23, 1996).

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Glenbrook Life and Annuity Company Separate Account A and Glenbrook Life Multi-Manager Variable Account into Allstate Financial Advisors Separate Account I (Previously filed in the initial Form N-4 Registration Statement (SEC File No. 333-121693) dated December 28, 2004).

(2) Not Applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement File No. 033-62203) dated November 22, 1995).

(3)(b) Amended and Restated Principal Underwriting Agreement between Lincoln Benefit Life Company and Allstate Distributors, LLC (ALFS, Inc. merged with and into Allstate Distributors, LLC effective September 1, 2011) effective June 1, 2006. Incorporated herein by reference to Exhibit 10.1 to Lincoln Benefit Life Company's Current Report on Form 8-K filed December 20, 2007. (SEC File No. 333-111553)

(3)(c) Assignment & Delegation of Administrative Services Agreements, Underwriting Agreements, and Selling Agreements between ALFS, Inc. and Allstate Life Insurance Company, Allstate Life Insurance Company of New York, Charter National Life Insurance Company, Intramerica Life Insurance Company, Allstate Distributors, LLC, Allstate Financial Services, LLC & Lincoln Benefit Life Company entered into on September 1, 2011. Incorporated herein by reference to Exhibit 10.1 to Allstate Life Insurance Company's Current Report on Form 8-K filed September 1, 2011. (SEC File No. 000-31248)

(4)(a) Form of Flexible Premium Deferred Variable Annuity Contract (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (SEC File No. 033-62203) dated August 28, 1995).

(4)(b) Enhanced Death and Income Benefit Combination Rider II (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement (SEC File No. 333-50879) dated July 5, 2000).

(4)(c) Death Benefit Amendatory Endorsement (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (SEC File No. 333-50879) dated April 26, 2002).

(4)(d) Form of Contract Endorsement (reflecting Allstate Life Insurance Company as issuer) (Previously filed in the initial N-4 Registration Statement (SEC File No. 333-121693) dated December 28, 2004).

(5) Form of Flexible Premium Deferred Variable Annuity Contract Application (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (SEC File No. 033-62203) dated August 28, 1995).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (SEC File No. 333-77605) dated April 24, 2001).

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Registrant's Form 8-K (SEC File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No.1 to Form N-4 Registration Statement (SEC File No. 333-141909) dated June 20, 2007).

(8) Participation Agreement with AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 033-62203) dated April 23, 1996).

(9)(a) Opinion and Consent of General Counsel (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (SEC File No. 333-50879) dated April 26, 2002).

(9)(b) Opinion and Consent of Counsel Re: Legality (Previously filed in the initial N-4 Registration Statement (SEC File No. 333-121693) dated December 28, 2004).

(9)(c) Opinion and Consent of General Counsel Re: Legality. (Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 (SEC File Nos. 333-121693 and 811-09327) filed on April 24, 2009.)

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11) Not applicable

(12) Not applicable

(13)(a) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (SEC File No. 033-62203) dated April 1, 1997).

(13)(b) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement (SEC File No. 333-50879) dated April 21, 2000).

(13)(c) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 5 to this Registration Statement (SEC File No. 333-50879) dated July 5, 2000).

(13)(d) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement (SEC File No. 333-50879) dated April 18, 2001).

(13)(e) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement (SEC File No. 333-50879) dated April 11, 2003).

(14) Not Applicable.

(15) Letter re: unaudited interim financial information from Registered Public Accounting Firm (Previously filed in the initial N-4 Registration Statement (SEC File No. 333-121693) dated December 28, 2004).

(99)(a) Merger Agreement and Articles of Merger between Glenbrook Life and Annuity Company and Allstate Life Insurance Company (Previously filed in the initial N-4 Registration Statement (SEC File No. 333-121693) dated December 28, 2004).

(99)(b) Powers of Attorney for John E. Dugenske, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Katherine A. Mabe, Harry R. Miller, Samuel H. Pilch, P. John Rugel, Steven E. Shebik, Steven P. Sorenson, Thomas M. Troy, Thomas J. Wilson and Matthew E. Winter. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Position and Offices with Depositor

Mary Jane Fortin	Director and President
Matthew E. Winter	Director and Chief Executive Officer
John E. Dugenske	Director, Executive Vice President and Chief Investment Officer
Angela K. Fontana	Director, Vice President, General Counsel and Secretary
Samuel H. Pilch	Director, Senior Group Vice President and Controller
P. John Rugel	Director, Senior Vice President
Steven E. Shebik	Director
Steven P. Sorenson	Director
Thomas J. Wilson	Director and Chairman of the Board
Katherine A. Mabe	Director
Thomas M. Troy	Director
Harry R. Miller	Director, Senior Vice President and Chief Risk Officer
Mario Imbarrato	Director, Vice President and Chief Financial Officer
P. Kelly Noll	Senior Vice President and Chief Privacy Officer
D. Scott Harper	Senior Vice President and Assistant Treasurer
Marilyn V. Hirsch	Senior Vice President
Jesse E. Merten	Senior Vice President and Treasurer
James M. Flewellen	Senior Vice President
Tracy M. Kirchoff	Chief Compliance Officer
Dan E. Trudan	Senior Vice President
Randal DeCoursey	Vice President
Stephanie D. Neely	Vice President and Assistant Treasurer
Grant S. Andrew	Vice President
Mary K. Nelson	Vice President
Theresa M. Resnick	Vice President and Appointed Actuary
Lori A. Cruz	Assistant Secretary
Daniel G. Gordon	Assistant Secretary
Elizabeth J. Lapham	Assistant Secretary
Mary Jo Quinn	Assistant Secretary
Elliot A. Stultz	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary
Merlin L. Miller Thomas H. Helsdingen Alma D. Lopez Cynthia I. Quadros	Illustration Actuary Authorized Representative Authorized Representative Authorized Representative

The principal business address of the officers and directors is 3075 Sanders Road, Northbrook, Illinois 60062-7127.
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 17, 2017 (File #001-11840).

ITEM 27. NUMBER OF CONTRACT OWNERS: As of January 31, 2017, there were 1,086 Qualified contract owners and 1,348 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The by-laws of Allstate Life provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, LLC (“Allstate Distributors”) serves as principal underwriter to the following affiliated investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

ITEM 29B. PRINCIPAL UNDERWRITERS

The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business Address of Each Such Person*	Positions and Offices with Underwriter
Angela K. Fontana	Manager and Assistant Secretary
Mario Imbarrato	Manager
P. John Rugel	Manager
Jesse E. Merten	Senior Vice President and Assistant Treasurer
P. Kelly Noll	Senior Vice President and Chief Privacy Officer
Marian Goll	Vice President and Treasurer
D. Scott Harper	Senior Vice President and Assistant Treasurer
Stephanie D. Neely	Vice President and Assistant Treasurer
Mary K. Nelson	Vice President - Operations
Allen R. Reed	Vice President, General Counsel and Secretary
Dana Goldstein	Chief Compliance Officer
Daniel G. Gordon	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary

* The principal business address of the foregoing officers and directors is 3075 Sanders Road, Northbrook, IL 60062-7127.

ITEM 29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Discounts and Commissions	Net Underwriting Compensation on Redemption	Brokerage Commissions	Compensation
Allstate Distributors	N/A	N/A	$0	N/A

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. se2, LLC provides administrative services in connection with the variable annuity contracts and is located at 5801 SW 6th Avenue, Topeka,

Kansas 66636. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATIONS PURSUANT TO SECTION 403(b) of the INTERNAL REVENUE CODE

Allstate Life represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

ITEM 34. REPRESENTATIONS REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need or Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 13th day of April, 2017.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I (REGISTRANT)
By:	ALLSTATE LIFE INSURANCE COMPANY

By:	/s/ Angela K. Fontana Angela K. Fontana Director, Vice President, General Counsel and Secretary

By:	ALLSTATE LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Angela K. Fontana Angela K. Fontana Director, Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on this 13th day of April, 2017.

SIGNATURE	TITLE
*Matthew E. Winter Matthew E. Winter	Director and Chief Executive Officer (Principal Executive Officer)
*Mary Jane Fortin Mary Jane Fortin	Director and President
*Thomas J. Wilson Thomas J. Wilson	Director and Chairman of the Board
/s/ Angela K. Fontana Angela K. Fontana	Director, Vice President, General Counsel and Secretary
*P. John Rugel P. John Rugel	Director and Senior Vice President
*Mario Imbarrato Mario Imbarrato	Director, Vice President and Chief Financial Officer (Principal Financial Officer)
*Harry R. Miller Harry R. Miller	Director, Senior Vice President and Chief Risk Officer
*Samuel H. Pilch Samuel H. Pilch	Director, Senior Group Vice President and Controller (Principal Accounting Officer)
*John E. Dugenske John E. Dugenske	Director, Executive Vice President and Chief Investment Officer
*Katherine A. Mabe Katherine A. Mabe	Director
*Steven E. Shebik Steven E. Shebik	Director
*Steven P. Sorenson Steven P. Sorenson	Director
*Thomas M. Troy Thomas M. Troy	Director

*By: /s/ Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

EXHIBITS

(10) Consent of Independent Registered Public Accounting Firm.

(99) Powers of Attorney for John E. Dugenske, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Katherine A. Mabe, Harry R. Miller, Samuel H. Pilch, P. John Rugel, Steven E. Shebik, Steven P. Sorenson, Thomas M. Troy, Thomas J. Wilson and Matthew E. Winter.